As filed with the Securities and Exchange
          Commission on
                       March
                              1, 1996     (File No. 2-17613)

                                              SECURITIES AND EXCHANGE
          COMMISSION
                                                   Washington, D.C.  20549
                                                          FORM N-1A

                                   REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF
                    1933
                                        Post-Effective Amendment No.
             84      [ X ]


                                                             and

                              REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT
                    OF 1940
                                                   Amendment No.      [ X ]


                                                           IVY FUND
                                      (Exact Name of Registrant as
          Specified in
                    Charter)

                                                  Via Mizner Financial
          Plaza
                                            700 South Federal Highway -
          Suite 300
                                                  Boca Raton, Florida
          33432
                                           (Address of Principal Executive
          Offices)

                                        Registrant's Telephone Number:
          (800)
                    777-6472













                                                       Keith J. Carlson
                                             Mackenzie Investment
          Management Inc.
                                                  Via Mizner Financial
          Plaza
                                            700 South Federal Highway -
          Suite 300
                                                  Boca Raton, Florida
          33432
                                           (Name and Address of Agent for
          Service)

                                                          Copies to:

                                                   Joseph R. Fleming, Esq.
                                                    Dechert Price & Rhoads
                                          Ten Post Office Square, South -
          Suite 1230
                                                      Boston, MA  02109

                              [ X ]        It is proposed that this filing
          become
                    effective on













                                        April 30, 1996 pursuant to
          paragraph (a)(1)
                    of Rule
                                        485.

                                 The Registrant has elected to register an indefinite
                    number of
                              shares of beneficial interest under the
          Securities Act
                    of 1933
                              pursuant to Rule 24f-2 under the Investment
          Company Act
                    of 1940;
                              accordingly, no fee is payable herewith.  The
                    Registrant filed on













                              February 28, 1996 its notice pursuant to Rule 24f-2 for
                    the
                              Registrant's most recent fiscal year ended
          December 31,
                    1995.

                              The total number of pages is __________.
                              The exhibit index is on page __________.




























































                    THIS POST-EFFECTIVE AMENDMENT NO. 84 IS BEING FILED IN ORDER TO
                    ADD CLASS C SHARES TO IVY BOND FUND, IVY CANADA FUND, IVY CHINA

                    REGION FUND, IVY EMERGING GROWTH FUND, IVY GLOBAL FUND,
          IVY
                    GROWTH FUND, IVY GROWTH WITH INCOME FUND, IVY
          INTERNATIONAL FUND,

                    IVY INTERNATIONAL BOND FUND, IVY LATIN AMERICA STRATEGY FUND AND
                    IVY NEW CENTURY FUND, AND TO UPDATE THE FINANCIAL AND
          RELATED

                    INFORMATION FOR THESE ELEVEN FUNDS.  THE PROSPECTUSES
          AND
                    STATEMENTS OF ADDITIONAL INFORMATION THAT ARE INCLUDED
          IN THIS

                    POST-EFFECTIVE AMENDMENT NO. 84 ARE TO BE USED CONCURRENTLY WITH
                    AND SEPARATELY FROM EACH CURRENTLY EFFECTIVE PROSPECTUS
          AND

                    STATEMENT OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND AND
                    IVY SHORT-TERM BOND FUND (THE OTHER TWO SERIES OFFERED
          BY THE

                    REGISTRANT), WHICH ARE NOT INCLUDED IN, BUT ARE INCORPORATED BY
                    REFERENCE TO, THIS FILING.























































                                                 IVY FUND

                                          CROSS REFERENCE SHEET

                         Post-Effective Amendment No. 84 contains (i) the Prospectus and Statement of Additional Information to be used with Ivy Bond
                    Fund, Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth
                    with Income Fund; (ii) the Prospectus and Statement of Additional
                    Information to be used with Ivy Canada Fund, Ivy China
          Region
                    Fund, Ivy Global Fund, Ivy International Fund, Ivy Latin America
                    Strategy Fund and Ivy New Century Fund; and (iii) the Prospectus
                    and Statement of Additional Information to be used with Ivy
                    International Bond Fund, eleven of the thirteen series of Ivy
                    Fund (the "Trust").

                                       Items Required by Form N-1A

                    PART A:

                    1    COVER PAGE:  Cover Page












                    2    SYNOPSIS:  Not Applicable

                    3    CONDENSED FINANCIAL INFORMATION:  Schedule of
          Fees; The
                         Funds' Financial Highlights

                    4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
          Objectives
                         and Policies; Risk Factors and Investment
          Techniques

                    5    MANAGEMENT OF THE FUND(S):  Organization and
          Management of
                         the Funds; Investment Manager

                    6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
          Taxes

                    7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
          Shares;
                         How Your Purchase Price is Determined; How Each
          Fund Values
                         its Shares

                    8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
          Minimum
                         Account Balance Requirements; Tax Identification
          Number;
                         Certificates; Exchange Privilege; Reinvestment
          Privilege

                    9    PENDING LEGAL PROCEEDINGS:  Not Applicable


                    PART B:

                    10   COVER PAGE:  Cover Page

                    11   TABLE OF CONTENTS:  Table of Contents

                    12   GENERAL INFORMATION AND HISTORY:  Investment
          Objectives and
                         Policies
























                    13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
          Objectives
                         and Policies; Investment Restrictions; Additional
                         Restrictions

                    14 MANAGEMENT OF THE FUND(S): Trustees and Officers; Investment Advisory and Other Services

                    15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
          SECURITIES:
                         Trustees and Officers; Capitalization and Voting
          Rights

                    16   INVESTMENT ADVISORY AND OTHER SERVICES:
          Investment Advisory
                         and Other Services

                    17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
          Brokerage
                         Allocation; Portfolio Turnover

                    18   CAPITAL STOCK AND OTHER SECURITIES:
          Capitalization and
                         Voting Rights

                    19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
          BEING
                         OFFERED:  Net Asset Value; Redemptions

                    20   TAX STATUS:  Taxation

                    21   UNDERWRITERS:  Investment Advisory and Other
          Services

                    22   CALCULATION OF PERFORMANCE DATA:  Performance
          Information

                    23   FINANCIAL STATEMENTS:  Financial Statements


















































                    PROSPECTUS
                    April 30, 1996
                                                                     [IVY
          FUNDS LOGO]

                         Ivy Fund (the "Trust") is a registered investment company
                    currently consisting of thirteen separate portfolios.
          Four of
                    these portfolios, as identified below (the "Funds"), are
                    described in this Prospectus. Each Fund has its own investment objective and policies, and a shareholder's interest is limited to the Fund in which he or she owns shares.

                         The four Funds are:

                              Ivy Bond Fund
                              Ivy Emerging Growth Fund
                              Ivy Growth Fund
                              Ivy Growth with Income Fund

                         This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before
                    investing and should be read carefully and retained for future reference. Additional information about the Funds is contained in the Statement of Additional Information for the Funds dated
                    April 30, 1996 (the "SAI"), which has been filed with the
                    Securities and Exchange Commission and is incorporated by
                    reference into this Prospectus. The SAI is available upon
                    request and without charge from the Trust at the Distributor s address and telephone number provided below.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
          BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES
                    COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                    OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
          IS A
                    CRIMINAL OFFENSE.









































                    TABLE OF CONTENTS

                    Schedule of Fees  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    The Funds' Financial Highlights . . . . . . . . . . . .
          . . . . .
                    Investment Objectives and Policies  . . . . . . . . . .
          . . . . .
                    Risk Factors and Investment Techniques  . . . . . . . .
          . . . . .
                    Organization and Management of the Funds  . . . . . . .
          . . . . .
                    Investment Manager  . . . . . . . . . . . . . . . . . .
          . . . . .
                    Fund Administration and Accounting  . . . . . . . . . .
          . . . . .
                    Transfer Agent  . . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Alternative Purchase Arrangements . . . . . . . . . . .
          . . . . .
                    Dividends and Taxes . . . . . . . . . . . . . . . . . .
          . . . . .
                    Performance Data  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    How to Buy Shares . . . . . . . . . . . . . . . . . . .
          . . . . .
                    How Your Purchase Price is Determined . . . . . . . . .
          . . . . .
                    How Each Fund Values Its Shares . . . . . . . . . . . .
          . . . . .
                    Initial Sales Charge Alternative - Class A Shares . . .
          . . . . .
                    Contingent Deferred Sales Charge - Class A Shares . . .
          . . . . .
                     Waiver of Contingent Deferred Sales Charge   . . . . .
          . . . . .
                    Qualifying for a Reduced Sales Charge . . . . . . . . .
          . . . . .
                     Rights of Accumulation (ROA)   . . . . . . . . . . . .
          . . . . .
                     Letter of Intent (LOI)   . . . . . . . . . . . . . . .
          . . . . .
                     Purchases of Class A Shares At Net Asset Value   . . .
          . . . . .
                    Contingent Deferred Sales Charge Alternative - Class B and Class
                    C Shares  . . . . . . . . . . . . . . . . . . . . . . .
          . . . . .
                     Conversion of Class B Shares   . . . . . . . . . . . .
          . . . . .
                     Waiver of Contingent Deferred Sales Charge   . . . . .
          . . . . .
                     Arrangements With Broker-Dealers and Others  . . . . .
          . . . . .












                    How to Redeem Shares  . . . . . . . . . . . . . . . . .
          . . . . .
                    Minimum Account Balance Requirements  . . . . . . . . .
          . . . . .
                    Signature Guarantees  . . . . . . . . . . . . . . . . .
          . . . . .
                    Choosing a Distribution Option  . . . . . . . . . . . .
          . . . . .
                    Tax Identification Number . . . . . . . . . . . . . . .
          . . . . .
                    Certificates  . . . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Exchange Privilege  . . . . . . . . . . . . . . . . . .
          . . . . .
                    Reinvestment Privilege  . . . . . . . . . . . . . . . .
          . . . . .
                    Systematic Withdrawal Plan  . . . . . . . . . . . . . .
          . . . . .
                    Automatic Investment Method . . . . . . . . . . . . . .
          . . . . .
                    Consolidated Account Statements . . . . . . . . . . . .
          . . . . .
                    Retirement Plans  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Shareholder Inquiries . . . . . . . . . . . . . . . . .
          . . . . .

                       BOARD OF TRUSTEES               TRANSFER AGENT
                       John S. Anderegg, Jr.           Mackenzie Ivy
          Investor
                       Paul H. Broyhill                Services Corp.
                          Stanley Channick             P.O. Box 3022
                       Frank W. DeFriece, Jr.          Boca Raton, FL
                          Roy J. Glauber               33431-0922
                       Michael G. Landry               1-800-777-6472
                       Michael R. Peers
                       Joseph G. Rosenthal             AUDITORS
                       Richard N. Silverman            Coopers & Lybrand
          L.L.P.
                       J. Brendan Swan                 Ft. Lauderdale, FL













                       OFFICERS                        INVESTMENT MANAGER












                       Michael G. Landry,              Ivy Management, Inc.
                       President                       700 South Federal
          Highway
                       Keith J. Carlson, Vice          Boca Raton, FL 33432
                       President                       1-800-456-5111
                       C. William Ferris
                       Secretary/Treasurer             DISTRIBUTOR
                       Michael R. Peers, Chairman      Mackenzie Ivy Funds
                                                       Distribution, Inc.
                       LEGAL COUNSEL                   Via Mizner Financial
          Plaza
                       Dechert Price & Rhoads          700 South Federal
          Highway
                       Boston, MA                      Boca Raton, FL 33432
                                                       1-800-456-5111
                       CUSTODIAN
                       Brown Brothers Harriman &
                       Co.
                       Boston, MA




























































                    SCHEDULE OF FEES

                                     SHAREHOLDER TRANSACTION EXPENSES[#]

                    IVY BOND FUND
                                               CLASS A   CLASS B   CLASS C
          CLASS I

                     Maximum sales load
                     imposed on purchases (as
                     a percentage of offering
                     price)  . . . . . . . .   4.75%(1)  None      None
          None

                     Maximum contingent
                     deferred sales charge
                     (as a percentage of
                     original purchase price)
                 None(2)   5.00%(3)  1.00%(4)  None





























































                    IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY
          GROWTH WITH
                    INCOME FUND
                                                        CLASS A   CLASS B
          CLASS C

                     Maximum sales load imposed on
                     purchases (as a percentage of
                     offering price) . . . . . . . . .  5.75%(1)  None
          None

                     Maximum contingent deferred sales
                     charge (as a percentage of
                     original purchase price)  . . . .  None(2)   5.00%(3)
          1.00%(4)


                    [#] None of the Funds charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.
                    (1) Class A shares of the Funds may be purchased under a variety of plans that provide for the reduction or elimination of
                         the sales charge.
                    (2) A contingent deferred sales charge may apply to the












                         redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A
          Shares at
                         Net Asset Value" and "Contingent Deferred Sales
          Charge --
                         Class A Shares."
                    (3) The maximum contingent deferred sales charge on Class B shares applies to redemptions during the first year after
                         purchase. The charge declines to 4% during the second year;
                         3% during the third and fourth years; 2% during the fifth
                         year; 1% during the sixth year; and 0% in the seventh year and thereafter.
                    (4) The maximum contingent deferred sales charge on Class C shares applies to redemptions during the first year after
                         purchase.


                                       ANNUAL FUND OPERATING EXPENSES
                                  (as a percentage of daily net assets)

                    IVY BOND FUND

                                           CLASS A  CLASS B  CLASS C[#]
          CLASS I

                     Management Fees . . . 0.75%    0.75%    0.75%
          0.75%
                     12b-1 Service/
                     Distribution Fees . . 0.25%    1.00%(1) 1.00%(1)
          0.00%
                     Other Expenses  . . . 0.54%    0.54%    0.54%
          0.45%(2)

                     Total Fund Operating
                     Expenses  . . . . . . 1.54%    2.29%    2.29%
          1.20%


                    [#]  The inception date for Class C shares is April 30,
          1996.
                         Accordingly, the expenses shown are estimated based on
                         amounts incurred by Class B shares of the Fund during the
                         fiscal year ended December 31, 1995.























                    (1)  Long-term investors may, as a result of the Fund's
          12b-1
                         fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair
                         Practice of the National Association of Securities Dealers,
                         Inc. ("NASD").
                    (2) The "Other Expenses" of Class I of the Fund are lower than such expenses for the Fund's other classes because Class I shares bear lower administrative services fees and transfer agency and shareholder services fees than Class A and Class
                         B shares. See "Administrator" and "Transfer
          Agent."



                    IVY EMERGING GROWTH FUND

                                                CLASS A   CLASS B    CLASS
          C[#]

                     Management Fees . . . . .  0.85%     0.85%      0.85%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .  0.25%     1.00%(1)
          1.00%(1)

                     Other Expenses  . . . . .  0.85%     0.85%      0.85%
                     Total Fund Operating
                     Expenses  . . . . . . . .  1.95%     2.70%(2)
          2.70%(2)

                    [#]  The inception date for Class C shares is April 30,
          1996.
                         Accordingly, the expenses shown are estimated based on
                         amounts incurred by Class B shares of the Fund during the
                         fiscal year ended December 31, 1995.












                    (1)  Long-term investors may, as a result of the Fund's
          12b-1
                         fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD's Rules of Fair
                         Practice.
                    (2) Total Fund Operating Expenses for Class B and Class C shares are higher than related expenses for mutual funds whose
                         investment objectives are similar to those of the Fund.































                    IVY GROWTH FUND

                                                CLASS A   CLASS B    CLASS
          C[#]

                     Management Fees(1)  . . .  0.85%     0.85%      0.85%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .  0.04%(2)  1.00%(3)
          1.00%(3)













                     Other Expenses  . . . . .  0.71%(2)  0.71%      0.71%
                     Total Fund Operating
                     Expenses(4) . . . . . . .  1.60%     2.56%      2.56%

                    [#]  The inception date for Class C shares is April 30,
          1996.
                         Accordingly, the expenses shown are estimated based on
                         amounts incurred by Class B shares of the Fund during the
                         fiscal year ended December 31, 1995.
                    (1)  Management Fees for the fiscal period ended
          December 31,
                         1995 have been restated to reflect the termination of the
                         voluntary expense reimbursement on February 1, 1995 (see
                         note (4) below).
                    (2) Rule 12b-1 Service Fees paid by Class A shares may increase in subsequent years, but are subject to a ceiling of 0.25%.
                         See "Alternative Purchase Arrangements."
                    (3)  Long-term investors may, as a result of the Fund's
          12b-1
                         fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD's Rules of Fair
                         Practice.
                    (4) IMI had agreed to limit the Fund's Total Operating Expenses
                         (excluding taxes, 12b-1 fees, brokerage
          commissions,
                         interest, litigation and indemnification expenses and other extraordinary expenses) to an annual rate of 1.31% of the
                         Fund's average daily net assets through January
          31, 1995.
                         Effective February 1, 1995, the voluntary expense limitation has been terminated. Total Fund Operating Expenses reflects what annualized expenses for the year ended
          December 31,
                         1995 would have been without any expense reimbursements.
                         With expense reimbursements, Total Fund Operating Expenses for Class A and Class B was 1.59% and 2.55%, respectively.






































                    IVY GROWTH WITH INCOME FUND

                                                   CLASS A   CLASS B
          CLASS C[#]

                     Management Fees . . . . . .   0.85%     0.85%
          0.85%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . . .   0.21%(1)  1.00%(2)
          1.00%(2)

                     Other Expenses  . . . . . .   0.90%     0.90%
          0.90%
                     Total Fund Operating
                     Expenses  . . . . . . . . .   1.96%     2.75%(3)
          2.75%(3)

                    [#]  The inception date for Class C shares is April 30,
          1996.
                         Accordingly, the expenses shown are estimated based on
                         amounts incurred by Class B shares of the Fund during the
                         fiscal year ended December 31, 1995.
                    (1) Rule 12b-1 Service Fees paid by Class A shares may increase in subsequent years, but are subject to a ceiling of 0.25%.
                         See "Alternative Purchase Arrangements."













                    (2)  Long-term investors may, as a result of the Fund's
          12b-1
                         fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD's Rules of Fair
                         Practice.
                    (3) Total Fund Operating Expenses for Class B and Class C shares are higher than related expenses for mutual funds whose
                         investment objectives are similar to those of the Fund.


                                                 EXAMPLES

                         Each of the following tables lists the expenses that an
                    investor would pay on a $1,000 investment, assuming (1) 5% annual return and (2) except as otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE FOLLOWING FIGURES SHOULD NOT BE CONSIDERED A
                    REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
                    HIGHER OR LOWER THAN THOSE SHOWN.






































                       IVY BOND FUND

                                               1 YEAR    3 YEARS  5 YEARS
          10 YEARS

                     Class A Shares* . . . . . $62       $94      $127
          $222
                     Class B Shares  . . . . . $73(1)    $102(2)  $143(3)
          $244(4)

                     Class B Shares (no
                       redemption) . . . . . . $23       $72      $123
          $244(4)
                     Class C Shares  . . . . . $____(5)  $_____   $_____
          $_____
                     Class C Shares (no
                       redemption) . . . . . . $_____    $_____   $_____
          $_____

                     Class I Shares[#] . . . . $12       $38      $66
          $145


                    IVY EMERGING GROWTH FUND

                                               1 YEAR   3 YEARS   5 YEARS
          10 YEARS

                     Class A Shares**  . . .   $76      $115      $157
          $272
                     Class B Shares  . . . .   $77(1)   $114(2)   $163(3)
          $285(4)
                     Class B Shares (no
                       redemption) . . . . .   $27      $84       $143
          $285(4)

                     Class C Shares  . . . .   $____(5) $_____    $_____
          $_____
                     Class C Shares (no
                       redemption) . . . . .   $_____   $_____    $_____
          $_____


                    IVY GROWTH FUND

                                               1 YEAR    3 YEARS   5 YEARS
          10 YEARS













                     Class A Shares**  . . . . $73       $105      $140
          $237
                     Class B Shares  . . . . . $76(1)    $110(2)   $156(3)
          $266(4)

                     Class B Shares (no
                       redemption) . . . . . . $26       $80       $136
          $266(4)
                     Class C Shares  . . . . . $____(5)  $_____    $_____
          $_____
                     Class C Shares (no
                       redemption) . . . . . . $_____    $_____    $_____
          $_____
























                    IVY GROWTH WITH INCOME FUND

                                               1 YEAR    3 YEARS  5 YEARS
          10 YEARS

                     Class A Shares**  . . .   $76       $115     $157
          $273
                     Class B Shares  . . . .   $78(1)    $115(2)  $165(3)
          $289(4)

                     Class B Shares (no
                     redemption) . . . . . .   $28       $85      $145
          $289(4)
                     Class C Shares  . . . .   $____(5)  $_____   $_____
          $_____
                     Class C Shares (no













                     redemption) . . . . . .   $_____    $_____   $_____
          $_____


                    *    Assumes deduction of the maximum 4.75% initial
          sales charge
                         at the time of purchase and no deduction of a
          contingent
                         deferred sales charge at the time of redemption.
                    **   Assumes deduction of the maximum 5.75% initial
          sales charge
                         at the time of purchase and no deduction of a
          contingent
                         deferred sales charge at the time of redemption.
                    [#] Class I Shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the
          deduction
                         of a contingent deferred sales charge at the time
          of
                         redemption.
                    (1) Assumes deduction of a 5% contingent deferred sales charge at the time of redemption.
                    (2) Assumes deduction of a 3% contingent deferred sales charge at the time of redemption.
                    (3) Assumes deduction of a 2% contingent deferred sales charge at the time of redemption.
                    (4) Assumes conversion to Class A shares at the end of the eighth year, and therefore reflects Class A
          expenses for
                         years nine and ten.
                    (5) Assumes deduction of a 1% contingent deferred sales charge at the time of redemption.


                         The purpose of the foregoing tables is to show the various costs and expenses that an investor in each Fund will bear directly or indirectly. The information presented in the tables does not reflect the charge of $10.00 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the
                    Funds' fees and expenses, see the following sections of this












                    Prospectus: "Organization and Management of the Funds," "Initial
                    Sales Charge Alternative -- Class A Shares,"
          "Contingent Deferred
                    Sales Charge Alternative -- Class B and Class C Shares," and "How
                    to Buy Shares," and the following section of the SAI:
          "Investment
                    Advisory and Other Services."

















                    THE FUNDS' FINANCIAL HIGHLIGHTS

                         The information in the following tables (i) for Ivy Bond
                    Fund and Ivy Emerging Growth Fund through December 31, 1995 and
                    (ii) for Ivy Growth Fund and Ivy Growth with Income Fund for the years ended December 31, 1992, 1993, 1994 and 1995 has been audited by Coopers & Lybrand L.L.P., independent accountants. The information for Ivy Growth Fund and Ivy Growth with Income Fund for the year ended December 31, 1991 and prior periods has been audited by other independent accountants. (Ivy Bond Fund operated prior to its reorganization into the Trust on December 31, 1994 as Mackenzie Fixed Income Trust (d/b/a Ivy Bond Fund).)
          The
                    report of Coopers & Lybrand L.L.P. on the Funds' financial statements appears in each Fund's Annual Report dated
          December
                    31, 1995, which are incorporated by reference into the SAI. Each












                    Fund's Annual Report contains further information about and management's discussion of the Fund's performance, and is
                    available to shareholders upon request and without charge from the Distributor at the address and phone number provided on the cover of this Prospectus. The information presented below should be read in conjunction with each Fund's financial statements and the notes thereto.

                         The inception date for Class C shares of the Funds is April
                    30, 1996, and as of December 31, 1995 no Class I shares of Ivy
                    Bond Fund had been issued. Accordingly, no financial information for these shares is presented below.


















































                       IVY BOND FUND
                                                 CLASS A     CLASS B
          CLASS A
                                                 FOR THE     FOR THE
          FOR THE
                                                 YEAR        YEAR
          SIX MONTHS
                                                 ENDED       ENDED
          ENDED
                                                 DEC. 31,    DEC. 31,
          DEC. 31,
                                                 1995        1995
          1994

                    Net asset value,
                    beginning of period . . .    $ 9.01      $ 9.01      $
          9.38
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .67(a)      .60(a)
          .33(a)
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . . . .       .84         .84
          (.29)

                         Total from invest-
                         ment operations  . .      1.51        1.44
          .04

                       Less distributions from:
                       Net investment income        .63         .56
          .32
                       Net Realized Gain  . .      --          --
          --
                       In Excess of Net
                       Realized Gain  . . . .      --          --
          .09
                       Capital paid-in  . . .       .11         .11
          --

                         Total distributions        .74         .67
          .41

                    Net asset value, end of
                    period  . . . . . . . . .    $ 9.78      $ 9.78      $
          9.01












                    Total return(%) . . . . .     17.41(b)    16.54(b)
          .43(c)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .  $108,840      $5,184
          $110,232
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      1.54        2.29
          1.50(d)
                       Without expense
                       reimbursement(%) . . .      1.54        2.29
          1.52(d)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .      7.09(a)     6.34(a)
          6.92(a)(d)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        93          93
          44(d)


















          CLASS B
                                                 CLASS B     CLASS A
          FOR THE
                                                 FOR THE     FOR THE
          APRIL 1,
                                                 SIX MONTHS  YEAR
          (COMMENCE-
                                                 ENDED       ENDED
          MENT)
                                                 DEC. 31,    JUNE 30,    TO
          JUNE 30,
                                                 1994        1994
          1994

                    Net asset value,












                    beginning of period . . .    $ 9.38     $ 10.34      $
          9.82
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .30(a)      .63
          .10
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . . . .      (.29)       (.60)
          (.32)

                         Total from invest-
                         ment operations  . .       .01         .03
          (.22)

                       Less distributions from:
                       Net investment income        .29         .61
          .14
                       In Excess of Net
                       Investment Income  . .      --          --
          --
                       Net Realized Gain  . .      --           .38
          .08
                       In Excess of Net
                       Realized Gain  . . . .       .09        --
          --
                       Capital paid-in  . . .      --          --
          --

                         Total distributions        .38         .99
          .22

                    Net asset value, end of
                    period  . . . . . . . . .    $ 9.01      $ 9.38      $
          9.38

                    Total return(%) . . . . .       .06(c)     0.00(b)
          (2.24)(c)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .   $ 2,420    $120,073      $
          761
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      2.25(d)       --
            --
                       Without expense
                       reimbursement(%) . . .      2.27(d)     1.45
          2.20(d)
                    Ratio of net investment
                    loss to average daily












                    net assets(%) . . . . . .      6.17(a)(d)  6.19
          5.44(d)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        44(d)       78
           78















                                                             CLASS A
                                                 FOR THE YEAR ENDED JUNE
          30,
                                                 1993        1992
          1991

                    Net asset value,
                    beginning of period . . .    $ 9.95      $ 9.61      $
          9.84
                       Income (loss) from
                       investment operations:
                       Net investment income        .55         .63(a)
          .62(a)
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . . . .      1.00         .73
          .10

                         Total from invest-
                         ment operations  . .      1.55        1.36
          .72

                       Less distributions from:
                       Net investment income        .64         .63
          .62
                       Net realized gain  . .       .52         .25
          .13
                       In excess of net
                       capital gain . . . . .      --          --
          --
                       Capital paid-in  . . .      --           .14
          .20













                         Total distributions       1.16        1.02
          .95

                    Net asset value,
                    end of period . . . . . .   $ 10.34      $ 9.95      $
          9.61

                    Total return(%) . . . . .     16.29(b)    14.77(b)
          7.58(b)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $132,721    $102,328
          $92,687
                    Ratio of expenses to
                    average daily net
                    assets:
                       With expense
                       reimbursement(%) . . .       --         1.50
          1.50
                       Without expense
                       reimbursement(%) . . .      1.49        1.55
          1.65
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .      6.42        6.92(a)
          6.77(a)
                    Portfolio turnover
                    rate(%) . . . . . . . . .       134(f)      129
          118





















                                                 CLASS A
                                                 FOR THE YEAR ENDED JUNE
          30,













                                                 1990        1989
          1988

                    Net asset value,
                    beginning of period . . .   $ 10.59      $ 9.99      $
          9.39
                       Income (loss) from
                       investment operations:
                       Net investment income        .65(a)      .77(a)
          .58(a)
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . . . .      (.40)        .75
          .81

                         Total from invest-
                         ment operations  . .       .25        1.52
          1.39

                       Less distributions from:
                       Net investment income        .65         .79
          .60
                       In excess of net
                       investment income  . .      --          --
          --
                       Net realized gain  . .      --          --
          .19
                       In excess of net
                       capital gain . . . . .      --          --
          --
                       Capital paid-in  . . .       .35         .13
          --

                         Total distributions       1.00         .92
          .79

                    Net asset value, end of
                    period  . . . . . . . . .    $ 9.84     $ 10.59      $
          9.99

                    Total return(%) . . . . .      2.54(b)    16.12(b)
          16.31(b)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $70,670     $20,753
          $5,075
                    Ratio of expenses to
                    average daily net
                    assets:
                       With expense
                       reimbursement(%) . . .      1.36         .20
          1.37
                       Without expense












                       reimbursement(%) . . .      1.73        2.04
          4.61
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .      6.64        8.08
          5.15
                    Portfolio turnover rate(%)        0           0
          145




















                                                 CLASS A
                                                 FOR THE YEAR ENDED
                                                 JUNE 30,
                                                 1987        1986(e)

                    Net asset value,
                    beginning of period . . .    $ 9.35      $ 9.33*
                       Income (loss) from
                       investment operations:
                       Net investment income        .36(a)      .36(a)
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . . . .       --         --

                         Total from invest-
                         ment operations  . .       .36         .36

                       Less distributions from:
                       Net investment income        .32         .34
                       Net realized gain  . .       --         --
                       In excess of net
                       capital gain . . . . .       --         --
                       Capital paid-in  . . .       --         --

                         Total distributions        .32         .34












                    Net asset value, end of
                    period  . . . . . . . . .    $ 9.39     $  9.35

                    Total return(%) . . . . .      2.92(b)     4.90(b)(d)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .     $ 217       $ 165
                    Ratio of expenses to
                    average daily net
                    assets
                       With expense
                       reimbursement  . . . .      1.00        1.19(d)
                       Without expense
                       reimbursement  . . . .     32.89       59.04(d)
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .      3.80        4.58(d)
                    Portfolio turnover rate(%)        0%          0%
                    __________________

                    (a) Net investment income is net of expense reimbursed from
                         Manager.
                    (b)  Total return does not reflect a sales charge.
                    (c) Total return represents aggregate total and does not reflect a sales charge.
                    (d)  Annualized.
                    (e)  September 6, 1985 (commencement) to June 30, 1986.












                    (f) The portfolio turnover rate excludes sales of portfolio securities made following the February 1, 1993 reorganization between Ivy Bond Fund (formerly
          Mackenzie
                         Fixed Income Trust) and American Investors Income Fund, Inc.
                         to realign the Fund's portfolio and reflects an adjustment to the monthly average of the value of the portfolio
                         securities owned by the Fund during the year ended June 30,












                         1993.
                    *    Price at inception excluding sales charge.
                    **   Shares of the Fund outstanding as of March 31,
          1994 were
                         designated Class A shares of the Fund.


































































                       IVY EMERGING GROWTH FUND

                                                             CLASS A

          FOR THE

          PERIOD MAR.
                                                 FOR THE     FOR THE     3,
          1993
                                                 YEAR        YEAR
          (COMMENCE-
                                                 ENDED       ENDED
          MENT)
                                                 DEC. 31,    DEC. 31,    TO
          DEC. 31,
                                                 1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $ 18.38     $ 17.93     $
          10.00
                       Income (loss) from
                       investment operations:
                       Net investment
                       loss . . . . . . . . .      (.24)       (.24)(a)
          (.07)(a)
                       Net gain on investments
                       (both realized and
                       unrealized)  . . . . .      7.90         .82
          8.29

                         Total from invest-
                         ment operations  . .      7.66         .58
          8.22

                       Less distributions from:
                       Net realized gain  . .      1.92        --
          .29
                       Capital paid-in  . . .      --           .13
          --

                         Total distributions       1.92         .13
          .29

                    Net asset value, end of
                    period  . . . . . . . . .   $ 24.12     $ 18.38     $
          17.93














                    Total return(%) . . . . .     42.07(b)     3.29(b)
          45.33(c)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $39,456     $21,493
          $14,212

                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      --          2.20
          1.93(d)
                       Without expense
                       reimbursement(%) . . .      1.95        2.22
          2.33(d)
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .     (1.39)      (1.72)(a)
                    (1.30)(a)(d)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        86          67
           41(d)
















                                                             CLASS B

          FOR THE

          PERIOD OCT.
                                                 FOR THE     FOR THE
          23, 1993
                                                 YEAR        YEAR
          (COMMENCE-
                                                 ENDED       ENDED
          MENT)
                                                 DEC. 31,    DEC. 31,    TO
          DEC. 31,
                                                 1995        1994
          1993













                    Net asset value,
                    beginning of period . . .   $ 18.38     $ 17.93     $
          18.21
                       Income (loss) from
                       investment operations:
                       Net investment
                       loss . . . . . . . . .      (.35)       (.29)(a)
          (.04)(a)
                       Net gain on investments
                       (both realized and
                       unrealized)  . . . . .      7.85         .74
          .03

                         Total from invest-
                         ment operations  . .      7.50         .45
          (.01)

                       Less distributions:
                       Net realized gain  . .      1.76        --
          .27

                         Total distributions       1.76        --
          .27

                    Net asset value, end of
                    period  . . . . . . . . .   $ 24.12     $ 18.38     $
          17.93

                    Total return(%) . . . . .     41.03(b)     2.51(b)
          .05(e)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $13,985     $ 5,015     $
          1,216
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      --          2.95
          2.68(d)
                       Without expense
                       reimbursement(%) . . .      2.70        2.97
          3.08(d)
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .     (2.14)      (2.47)(a)
                    (2.05)(a)(d)
                    Portfolio turnover rate(%)       86          67
          41(d)
                    _______________

                    (a) Net investment loss is net of expense reimbursed by IMI.
                    (b)  Total return does not reflect a sales charge.













                    (c) Total return represents aggregate total return since April
                         30, 1993 and does not reflect a sales charge.
                    (d)  Annualized.
                    (e) Total return represents aggregate total return and does not reflect a sales charge.












                       IVY GROWTH FUND

                                                             CLASS A
                                                 FOR THE YEAR ENDED
          DECEMBER 31,
                                                 1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $ 13.91     $ 15.14     $
          14.98
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .05(a)      .05(a)
          .10(a)
                       Net gain (loss) on
                       investment transactions
                       and put options (both
                       realized and
                       unrealized)  . . . . .      3.73        (.49)
          1.74

                         Total from invest-
                         ment operations  . .      3.78        (.44)
          1.84

                       Less distributions from:
                       Net investment income        .02         .05
          .10
                       Net realized gain  . .       .89         .74
          1.58
                       In excess of net
                       realized gain  . . . .       .03        --
          --












                       Capital paid-in  . . .      --          --
          --

                         Total distributions        .94         .79
          1.68

                    Net asset value, end of
                    period  . . . . . . . . .   $ 16.75     $ 13.91     $
          15.14

                    Total return(%)(b)  . . .     27.33       (2.97)
          12.29
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $289,954    $231,446
          $268,533
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      1.59        1.38
          1.33
                       Without expense
                       reimbursement(%) . . .      1.60        1.49
          1.43
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .       .32(a)      .32(a)
          .64(a)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        41          39
          77(c)


















                                                             CLASS A
                                                 FOR THE YEAR ENDED
          DECEMBER 31,
                                                 1992        1991
          1990












                    Net asset value,
                    beginning of period . . .   $ 16.91     $ 14.41     $
          15.57
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .17(a)      .27
          .31
                       Net gain (loss) on
                       investment transactions
                       and put options (both
                       realized and
                       unrealized)  . . . . .       .70        4.12
          (.90)

                         Total from invest-
                         ment operations  . .       .87        4.39
          (.59)

                       Less distributions from:
                       Net investment income        .15         .27
          .33
                       Net realized gain  . .      2.65        1.62
          .23
                       Capital paid-in  . . .      --          --
          .01

                         Total distributions       2.80        1.89
          .57

                    Net asset value, end of
                    period  . . . . . . . . .   $ 14.98     $ 16.91     $
          14.41

                    Total return(%)(b)  . . .      5.21       30.76
          (3.76)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $226,068    $231,706
          $185,511
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      1.32        --
          --
                       Without expense
                       reimbursement(%) . . .      1.40        1.29
          1.29
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .       .98(a)     1.60
          2.10
                    Portfolio turnover













                    rate(%) . . . . . . . . .       138          79
          67






















                                                             CLASS A
                                                 FOR THE YEAR ENDED
          DECEMBER 31,
                                                 1989        1988
          1987

                    Net asset value,
                    beginning of period . . .   $ 13.21     $ 12.09     $
          13.44
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .44         .40
          .32
                       Net gain (loss) on
                       investment transactions
                       and put options (both
                       realized and
                       unrealized)  . . . . .      3.16        1.10
          (.46)

                         Total from invest-
                         ment operations  . .      3.60        1.50
          (.14)

                       Less distributions from:
                       Net investment income        .44         .38
          .91
                       Net realized gain  . .       .80        --
          .30












                       Capital paid-in  . . .      --          --
          --

                         Total distributions       1.24         .38
          1.21

                    Net asset value, end of
                    period  . . . . . . . . .   $ 15.57     $ 13.21     $
          12.09

                    Total return(%)(b)  . . .     27.24       12.40
          (1.87)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $197,789    $172,163
          $173,159
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      --          --
          --
                       Without expense
                       reimbursement(%) . . .      1.33        1.35
          1.27
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .      2.7         2.8
          2.4
                    Portfolio turnover
                    rate(%) . . . . . . . . .        86          84
          74






















                                                 CLASS A












                                                 FOR THE YEAR
                                                 ENDED DEC. 31,
                                                 1986

                    Net asset value,
                    beginning of period . . .   $ 15.90
                       Income (loss) from
                       investment operations:
                       Net investment
                       income . . . . . . . .       .61
                       Net gain (loss) on
                       investment transactions
                       and put options (both
                       realized and
                       unrealized)  . . . . .      1.87

                         Total from invest-
                         ment operations  . .      2.48

                       Less distributions from:
                       Net investment income        .46
                       Net realized gain  . .      4.48
                       Capital paid-in  . . .      --

                         Total distributions       4.94

                    Net asset value, end of
                    period  . . . . . . . . .   $ 13.44

                    Total return(%)(b)  . . .     17.30
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $158,133
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      --
                       Without expense
                       reimbursement(%) . . .      1.29
                    Ratio of net investment
                    loss to average daily
                    net assets(%) . . . . . .      4.5
                    Portfolio turnover
                    rate(%) . . . . . . . . .        95
































                                                             CLASS B

          FOR THE

          PERIOD

          FROM OCT.

          23, 1993

          (COMMENCE-
                                                 FOR THE YEAR
          MENT)
                                                 ENDED DEC. 31,          TO
          DEC. 31,
                                                 1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $ 13.91     $ 15.14     $
          16.42
                       Income (loss) from
                       investment operations:
                       Net investment
                       loss(c)  . . . . . . .      (.08)       (.04)
          --
                       Net gain (loss) on
                       investment transactions
                       and put options (both
                       realized and
                       unrealized)  . . . . .      3.71        (.54)
          .37

                         Total from invest-
                         ment operations  . .      3.63        (.58)
          .37

                       Less distributions from:
                       Net investment income       --          --
          .07
                       Net realized gain  . .       .73         .52
          1.58
                       In excess of net













                       realized gain  . . . .       .06         .13
          --

                         Total distributions        .79         .65
          1.65

                    Net asset value, end of
                    period  . . . . . . . . .   $ 16.75     $ 13.91     $
          15.14

                    Total return(%) . . . . .     26.13(b)    (3.90)(b)
          2.34(d)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $ 2,669     $ 1,399     $
          65
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      2.55        2.34
          2.31(e)
                       Without expense
                       reimbursement(%) . . .      2.56        2.45
          2.44(e)
                    Ratio of net investment
                    loss to average daily
                    net assets(%)(a)  . . . .      (.64)       (.64)
          (.33)(e)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        41          39
          77(c)

                    __________________













                    (a) Net investment income (loss) is net of expense reimbursement from IMI.
                    (b)  Total return does not reflect a sales charge.
                    (c) The portfolio turnover rate excludes sales of portfolio securities made following the February 1, 1993













                         reorganization between Ivy Growth Fund and American
                         Investors Growth Fund, Inc. to realign the Fund's portfolio and reflects an adjustment to the monthly average of the
                         value of the portfolio securities owned by the Fund during the year ended December 31, 1993.
                    (d) Total return represents aggregate total return and does not reflect a sales charge.
                    (e)  Annualized.


                    * When the Trust became a series investment company on 3/1/84, its then existing investment portfolio was redesignated as
                         "Ivy Growth Fund." Ivy Growth Fund has had the following
                         subadvisers: Marsh and Cunningham Inc. ("Marsh and
                         Cunningham"), from 4/27/85 through 11/30/86;
          Furman Selz
                         Capital Management, Inc. ("FSCM"), from 4/1/84 through
                         4/26/85; and Grantham, Mayo, Van Otterloo & Co. ("Grantham,
                         Mayo"), from 1/1/80 through 4/1/84.






















































                       IVY GROWTH WITH INCOME FUND

                                                             CLASS A
                                                 FOR THE YEAR ENDED
          DECEMBER 31,
                                                 1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $  9.08     $  9.70     $
          9.21

                       Income from investment
                       operations:
                       Net investment income
                       (loss) . . . . . . . .       .11         .17
          .08
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .      2.13        (.36)
          1.30

                         Total from invest-
                         ment operations  . .      2.24        (.19)
          1.38

                       Less distributions from:
                       Net investment income        .08         .17
          .06
                       In excess of net
                       investment income  . .        --         .01
           --
                       Net realized gain  . .       .26         .25
          .83













                         Total distributions        .34         .43
          .89

                    Net asset value, end of
                    period  . . . . . . . . .   $ 10.98     $  9.08     $
          9.70

                    Total return(%)(e)  . . .     24.93       (2.03)
          15.07
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $59,054      $26,017
          $22,669
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . .      1.96        1.84
          2.14
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .      1.06        1.83
          .88
                    Portfolio turnover
                    rate(%) . . . . . . . . .        81          36
          85






















                                                             Class A
                                                 For the Year Ended
          December 31,
                                                 1992        1991
          1990

                    Net asset value,













                    beginning of period . . .   $  9.74     $  7.79     $
          8.13
                       Income from investment
                       operations:
                       Net investment income
                       (loss) . . . . . . . .       .07         .09(a)
          .16
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .       .18        2.72
          (.18)

                         Total from invest-
                         ment operations  . .       .25        2.81
          (.02)

                       Less distributions from:
                       Net investment income        .07         .09
          .18
                       In excess of net
                       investment income  . .        --           --
            --
                       Net realized gain  . .       .71         .77
          .14

                         Total distributions        .78         .86
          .32

                    Net asset value, end of
                    period  . . . . . . . . .   $  9.21     $  9.74     $
          7.79

                    Total return(%)(e)  . . .      2.61       36.33
          (.18)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $19,045      $17,063      $
          9,989
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . .      1.94        1.50(b)
          1.48
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .       .73        1.10(a)
          1.70
                    Portfolio turnover
                    rate(%) . . . . . . . . .       163          113
            68




































                                                             CLASS A
                                                 FOR THE YEAR ENDED
          DECEMBER 31,
                                                 1989(d)     1988
          1987

                    Net asset value,
                    beginning of period . . .   $ 10.32    $   9.05    $
          12.56
                       Income from investment
                       operations:
                       Net investment income
                       (loss) . . . . . . . .       .45         .55
          .49
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .      1.42        1.44
          (.28)

                         Total from invest-
                         ment operations  . .      1.87        1.99
          .21

                       Less distributions from:
                       Net investment income       1.08         .55
          .92
                       In excess of net
                       investment income  . .        --           --
            --
                       Net realized gain  . .      2.98         .17
          2.80














                         Total distributions       4.06         .72
          3.72

                    Net asset value, end of
                    period  . . . . . . . . .   $  8.13    $  10.32    $
          9.05

                    Total return(%)(e)  . . .     18.06       21.96
          .78
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $21,258     $109,507
          $100,080
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . .      1.36        1.26
          1.22
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . .      4.0         4.8
          3.0
                    Portfolio turnover
                    rate(%) . . . . . . . . .        73           58
            69

























                                                 CLASS A
                                                 FOR THE YEAR
                                                 ENDED DEC. 31,
                                                 1986













                    Net asset value,
                    beginning of period          $14.63
                       Income from investment
                       operations:
                       Net investment income
                       (loss)                       .45
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)                 2.17

                         Total from invest-
                         ment operations           2.62

                       Less distributions from:
                       Net investment income        .62
                       In excess of net
                       investment income           --
                       Net realized gain           4.07

                         Total distributions       4.69

                    Net asset value, end of
                    period                     $  12.56

                    Total return(%)(e)            19.09
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)             $138,026
                    Ratio of expenses to
                    average daily net
                    assets(%)                      1.22
                    Ratio of net investment
                    income to average daily
                    net assets                     3.6
                    Portfolio turnover
                    rate(%)                         104

                    * These figures are adjusted to reflect a ten-for-one stock split on June 30, 1989. Grantham, Mayo was subadviser to Ivy
                       Growth with Income Fund from 4/1/84 through 6/30/89.
          Ivy
                       Growth with Income Fund was formerly known as "Ivy Institutional Investors Fund".





























                                                             CLASS B

          FOR THE

          PERIOD

          FROM OCT.
                                                 FOR THE     FOR THE
          23, 1993
                                                 YEAR        YEAR
          (COMMENCE-
                                                 ENDED       ENDED
          MENT)
                                                 DEC. 31,    DEC. 31,    TO
          DEC. 31
                                                 1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $  9.08    $   9.70    $
          10.43
                       Income (loss) from
                       investment operations:
                       Net investment income        .03         .09
           --
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .      2.13        (.36)
          .05

                         Total from invest-
                         ment operations  . .      2.16        (.27)
          .05

                       Less distributions from:
                       Net investment income        .01         .09
          .01
                       In excess of net
                       investment income  . .        --         .01
           --
                       Net realized gain  . .       .25         .25
          .77














                         Total distributions        .26         .35
          .78

                    Net asset value, end of
                    period  . . . . . . . . .   $ 10.98    $   9.08    $
          9.70

                    Total return(%) . . . . .     23.94(e)    (2.88)(e)
          .61(f)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $ 8,868     $ 5,849       $
          888
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . .      2.75        2.70
          3.09(c)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .       .27         .97
          (.07)(c)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        81          36
          85
                    ___________________

                    (a) Net investment income is net of expenses reimbursed by IMI.
                    (b) The ratio of expenses to average daily net assets is net of the expense reimbursement from the Manager. If the Manager had not reimbursed expenses during the year ended December 31, 1991, the ratio of expenses to average daily
                         net assets would have been 1.61%.












                    (c)  Annualized.
                    (d)  Computed using average monthly shares.
                    (e)  Total return does not reflect a sales charge.
                    (f) Total return represents aggregate total return and does not reflect a sales charge.



















































































                    INVESTMENT OBJECTIVES AND POLICIES

                         Each Fund has its own investment objective and policies,
                    which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Trustees without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment
                    Techniques," below, and the SAI.

                         Whenever an investment objective, policy or restriction of a
                    Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise
                    indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a












                    violation.

                         IVY BOND FUND: Ivy Bond Fund seeks a high level of current income by investing primarily in (i) investment grade corporate bonds (i.e., those rated Aaa, Aa, A or Baa by Moody's Investors
                    Services, Inc. ("Moody's") or AAA, AA, A or BBB by
          Standard &
                    Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities
                    (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than
          13
                    months. As a fundamental policy, the Fund normally invests at least 65% of its total assets in these fixed income securities.
                    For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to
                    35% of its total assets in such securities in order to meet redemptions or to maximize income to the Fund when it is
                    anticipating longer-term investments.

                         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality
                    (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either
                    Moody's or S&P.  During the six months ended December
          31, 1995,
                    based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated in the categories indicated (all ratings are by either S&P or Moody's, whichever rating is higher): _____%
                    in securities rated AAA/Aaa; _____% in securities rated
          AA/Aa;
                    _____% in securities rated A/A; _____% in securities rated
                    BBB/Baa; _____% in securities rated BB/Ba; _____% in securities rated B/B; _____% in securities rated CCC/Caa; and _____% in securities that were unrated. The asset composition of the Fund subsequent to the period indicated may or may not approximate these figures. See Appendix A in the SAI for a description of
                    Moody's and S&P's corporate bond ratings.

                         The Fund may invest up to 5% of its assets in dividend
                    paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, investment-grade zero coupon bonds, and
                    securities sold on a "when-issued" or firm commitment basis. The
                    Fund may also lend its portfolio securities to increase current income (so long as the aggregate value of all outstanding
                    securities loaned does not exceed 30% of the value of the Fund's total assets), and, as a temporary measure for extraordinary or emergency purposes, may borrow from banks (up to 10% of the value of its total assets).














                         The Fund may invest up to 20% of its net assets in debt
                    securities of foreign issuers, including non-U.S.
          dollar-
                    denominated debt securities, American Depository
          Receipts
                    ("ADRs"), Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political
                    subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale
                    ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily
                    marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

                         The Fund may purchase put and call options, provided the
                    premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the
                    Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

                         IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY
          GROWTH
                    WITH INCOME FUND: Each Fund's principal investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration.
                    Ivy Growth with Income Fund has tended to emphasize dividend-
                    paying stocks more than the other two Funds. Under normal
                    conditions, each Fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. Ivy
                    Growth Fund and Ivy Growth with Income Fund invest primarily in common stocks of domestic corporations with low price-earnings ratios and rising earnings, focusing on established, financially secure firms with capitalizations over $100 million and more than three years of operating history.  Ivy Emerging Growth
          Fund
                    invests primarily in common stocks (or securities with similar characteristics) of small and medium-sized companies, both foreign and domestic, that are in the early stages of their life cycle and that IMI believes have the potential to become major enterprises. All of the Funds may invest up to 25% of their assets in foreign securities, primarily those traded in European,
                    Pacific Basin and Latin American markets. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

                         When circumstances warrant, each Fund may invest without













                    limit in investment-grade debt securities (e.g., U.S. Government securities or other debt securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of
                    deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                         Ivy Growth with Income Fund may invest less than 35% of its net assets in debt securities rated rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or
                    "junk" bonds). Ivy Growth Fund may invest up to 5% of its net assets in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or
                    S&P.

                         Each Fund may borrow up to 10% of the value of its total
                    assets, but only for up to 60 days and where it would be
                    advantageous to do so from an investment standpoint. All of the
                    Funds may invest up to 5% of their assets in warrants. Ivy Growth with Income Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale
          ("restricted
                    securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable. None of the Funds may invest more than 5% of their net assets in restricted securities. Ivy Growth with Income Fund may also invest in equity real estate investment trusts, and all of the













                    Funds may enter into forward foreign currency contracts.

                         Each of the Funds may purchase put options on securities and stock indices, and may write covered call options with respect to
                    25% of the value of securities held in its portfolio.
          For
                    hedging purposes only, each Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. A Fund's aggregate investment in stock index futures contracts will not exceed 15% of its total assets.

                    RISK FACTORS AND INVESTMENT TECHNIQUES

                         BANK OBLIGATIONS: The bank obligations in which the Funds
                    may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to
                    obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit
          Insurance
                    Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

                         BORROWING: Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the
                    Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

                         COMMERCIAL PAPER: Commercial paper represents short-term
                    unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies.  Each
          Fund's
                    investments in commercial paper are limited to obligations rated
                    Prime-1 by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

                         CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks.
          Because
                    convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

                         DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases.
          Conversely,
                    rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

                              U.S. GOVERNMENT SECURITIES:  U.S. Government
          securities
                    are obligations of, or guaranteed by, the U.S.
          Government, its
                    agencies or instrumentalities. Such securities include:
          (1)
                    direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities).
          When such
                    securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S.
          Government,
                    and thus they are of the highest possible credit quality. U.S.
                    Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of
                    falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security.
                    Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life. Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

                              INVESTMENT GRADE DEBT SECURITIES: Bonds rated Aaa by
                    Moody's and AAA by S&P are judged to be of the best quality
                    (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality
                    (i.e., capacity to pay interest and repay interest is very strong and differs from the highest rated issues only to a small
                    degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                    Bonds rated Baa/BBB (considered by Moody's to be "medium grade"
                    obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment
                    characteristics and have some speculative characteristics).












                              LOW-RATED DEBT SECURITIES: Securities rated lower than
                    Baa by Moody's or BBB by S&P, and comparable unrated securities
                    (commonly referred to as "high yield" or "junk" bonds), are considered to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors (other than investors in Ivy Emerging Growth
                    Fund) should be willing to accept the special risks associated with these securities.

                         While high yield debt securities are likely to have some
                    quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such
                    securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional
                    information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by
                    Moody's and S&P).

                         FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Funds usually
                    effect their currency exchange transactions on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund
                    converts assets from one currency to another. A Fund may also be affected unfavorably by the relative rates of exchange between the currencies of different nations.

                         FOREIGN SECURITIES: The foreign securities in which the
                    Funds may invest include non-U.S. dollar-denominated corporate debt securities, Eurodollar securities, sponsored or unsponsored
                    ADRs and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Funds'
                    investments, generally.













                         In many foreign countries, there is less regulation of
                    business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs.
          There also
                    tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the
                    United States. Securities issued in emerging market countries, such as Latin America and certain eastern European countries, may be even less liquid and more volatile than securities of issuers operating in more developed economies (e.g., countries in other parts of Europe). Generally, price fluctuations in the Funds'
                    foreign security holdings are likely to be high relative to those of securities issued in the United States.

                         Other risks include the possibility of
          expropriation,
                    nationalization or confiscatory taxes, foreign exchange controls
                    (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,













                    difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments. Investors should also be aware that many emerging markets countries have experienced and
                    continue to experience high rates of inflation, which can create a negative interest rate environment and erode the value of outstanding financial assets in those countries.

                         FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign
                    currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price.
                    When a Fund enters into a forward foreign currency contract, it will hold cash, debt instruments or equity securities in a segregated account with its custodian in an amount equal (on a marked-to-market basis) to the amount of the commitments under the contract. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the
                    Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         LENDING OF PORTFOLIO SECURITIES: Loans of securities by a
                    Fund are collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. There may be risks of delay in receiving additional collateral, or risks of delay in recovery of the securities or even loss of rights in the collateral, should the borrower of the securities fail financially.

                         OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates,
                    commodity prices, or other factors that affect the value of their securities. These techniques may involve derivative transactions such as purchasing put and call options, selling call options,












                    and engaging in transactions in currency rate futures, stock index futures and related options.

                         Each Fund may invest in options on securities in accordance with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. When a Fund writes a put or call option, it will segregate assets, such as cash, U.S. Government securities or other high grade debt
                    securities, or "cover" its position in accordance with the
                    Investment Company Act of 1940, as amended (the "1940
          Act").

                         Each Fund may also enter into futures transactions in
                    accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. When a Fund enters into a futures contract, it will make any necessary "margin" deposits and segregate assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, to "cover" its position in accordance with the 1940 Act.

                          Investors should be aware that the risks associated with
                    the use of options and futures are considerable.
          Options and
                    futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a













                    particular position due to the lack of a liquid secondary market.
                    For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

                         REAL ESTATE INVESTMENT TRUSTS: Ivy Growth with Income Fund may invest in equity real estate investment trusts
          ("REITs").
                    Equity REITS are dependent upon management skill, may not be diversified and are subject to the risks of financing projects.
                    Equity REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the
                    Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

                         REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the
                    instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the












                    Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

                         RESTRICTED AND ILLIQUID SECURITIES: There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
          In
                    addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.

                         SMALL COMPANIES: Investing in smaller company stocks
                    involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects.
          Transaction
                    costs in smaller company stocks also may be higher than those of larger companies.

                         "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS:
          Purchasing
                    securities on a "when-issued" basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

                         ZERO COUPON BONDS: Zero coupon bonds are debt obligations












                    issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations
                    in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes, a Fund generally recognizes and is required to
                    distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.















                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

                         Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983.
          The
                    business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the
                    Trust's executive officers, may be found in the SAI.
          The Trust
                    has an unlimited number of authorized shares of beneficial interest, and currently has 13 series of shares. Each of the
                    Funds has three classes of shares designated as Class A, Class B and Class C, respectively. Ivy Bond Fund has a fourth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an
                    interest in the same portfolio of Fund investments. Each class of shares has a different Rule 12b-1 distribution policy and bears different distribution fees. In addition, Class I shares of Ivy
                    Bond Fund bear lower administrative services and transfer agency fees than the Fund's Class A, Class B and Class C. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

                         The Trust employs IMI to provide business management and
                    investment advisory services, Mackenzie Investment
          Management
                    Inc. ("MIMI") to provide administrative and accounting services,
                    Mackenzie Ivy Funds Distribution, Inc. ("MIFDI") to distribute the Funds' shares and Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") to provide transfer agent and
          shareholder-related
                    services for the Funds. IMI, MIFDI and MIISC are wholly-owned subsidiaries of MIMI. Until December 31, 1994, MIMI served as investment adviser to Ivy Bond Fund. As of __________________,
                    1996, IMI and MIMI had approximately $____ million and $____
                    million, respectively, in assets under management.
          MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto,
                    Ontario, Canada for more than 25 years.

                    INVESTMENT MANAGER













                         In exchange for IMI's business management and investment
                    advisory services, each Fund pays IMI a monthly fee based on the
                    Fund's average daily net assets during the preceding month. Ivy
                    Bond Fund pays a fee that is equal, on an annual basis, to 0.75%
                    of the first $500 million in average daily net assets, reduced to
                    0.60% on the next $500 million and 0.40% on average daily net assets over $1 billion. For the fiscal year ended
          December 31,
                    1995, Ivy Bond Fund paid IMI an investment management fee of
                    ____% of the Fund's average daily net assets. Ivy Emerging Growth
                    Fund, Ivy Growth Fund and Ivy Growth with Income Fund each pay a fee that is equal, on an annual basis, to 0.85% of its average daily net assets. The fees paid by the Funds are higher than the average fees paid by other funds with similar investment












                    objectives.

                         IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs.
                    General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof)
          will be













                    borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree (and to any applicable state regulations that may require
                    IMI to reimburse a Fund if its aggregate operating expenses exceed certain limitations).

                         The ratio of operating expenses (after expense
                    reimbursements) to average daily net assets for Class A and Class
                    B shares of the Funds for the fiscal year ended December 31, 1995 were ____% and ____%, respectively, for Ivy Bond Fund; ____% and
                    ____%, respectively, for Ivy Emerging Growth Fund;
          ____% and
                    ____%, respectively, for Ivy Growth Fund; and ____% and
          ____%,
                    respectively, for Ivy Growth with Income Fund. (No expense data is available for the same period for Class C shares, since the inception date for Class C shares is April 30, 1996.)

                         PORTFOLIO MANAGEMENT: The following individuals have
                    responsibilities for management of the Funds: James W. Broadfoot, an Executive Vice President of IMI and MIMI, has been a portfolio manager for Ivy Growth Fund and Ivy Growth with Income Fund since
                    1992, and Ivy Emerging Growth Fund since the Fund's inception in
                    1993.  Prior to joining MIMI in 1990 and IMI in 1992,
          Mr.
                    Broadfoot owned an investment counsel firm specializing in small capitalization companies. Mr. Broadfoot has 24 years of
                    professional investment experience. Leslie A. Ferris, a Senior
                    Vice President of MIMI and IMI and Managing Director -
          Fixed
                    Income, has been portfolio manager for Ivy Growth Fund since 1992 and Ivy Bond Fund since 1993. Ms. Ferris joined MIMI in 1988 and
                    IMI in 1992 and has 13 years of professional investment













                    experience. She is a Chartered Financial Analyst and holds an
                    MBA degree from the University of Chicago. Prior to joining MIMI, she was a portfolio manager at Kemper Financial
          Services Inc.
                    from 1982 to 1988.  Barbara Trebbi (Ivy Growth Fund,
          Ivy Growth
                    with Income Fund), a Senior Vice President of MIMI and
          IMI,
                    joined MIMI in 1988 and IMI in 1992 and has 7 years of professional investment experience. Michael R. Peers, the
                    Chairman and a Trustee of the Trust, has been a portfolio manager for Ivy Growth Fund since 1974 and Ivy Growth with
          Income Fund
                    since 1984. Mr. Peers joined IMI in 1983 and has 26 years of professional investment experience. Michael G. Landry, the
                    President and a Director of IMI and MIMI and the President and a
                    Trustee of the Trust, is the investment strategist for Ivy
                    Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income
                    Fund. Mr. Landry joined MIMI in 1987 and IMI in 1992 and has over 20 years of professional investment experience.













                    FUND ADMINISTRATION AND ACCOUNTING

                         MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state
                    "Blue Sky" laws, and assisting with the preparation of Federal, state and local income tax returns and financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law.
          Under
                    this arrangement, the net assets attributable to each Fund's
                    Class A, Class B and Class C shares are subject to a monthly fee at the annual rate of 0.10%. The net assets attributable to Ivy
                    Bond Fund's Class I shares are subject to a monthly fee at the annual rate of 0.01%.

                         MIMI also provides certain accounting and pricing services for the Funds. For these services, each Fund pays MIMI out-of-
                    pocket expenses as incurred and a monthly fee based upon the
                    Fund's net assets at the end of the preceding month at the following rates: Ivy Bond Fund -- $1,000 when net assets are $20 million and under, $1,500 when net assets are over $20 million to
                    $75 million, $4,000 when net assets are over $75 million to $100 million, and $6,000 when net assets are over $100 million; and
                    Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth with
                    Income Fund -- $1,250 when net assets are $10 million and under,
                    $2,500 when net assets are over $10 million to $40 million,
                    $5,000 when net assets are over $40 million to $75 million, and
                    $6,500 when net assets are over $75 million.

                    TRANSFER AGENT

                         MIISC provides transfer agent, dividend-paying agent, and
                    certain shareholder-related services for the Funds.
          Certain
                    broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by












                    MIISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. As compensation for these services, MIISC pays the broker-dealer a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) based on the average daily net asset value of the omnibus account (or a combination thereof).

                    ALTERNATIVE PURCHASE ARRANGEMENTS

                         CLASS A SHARES: Class A shares are subject to a fixed
                    initial sales charge, unless (i) the amount you purchase is
                    $500,000 or more (see "Contingent Deferred Sales Charge -- Class
                    A Shares") or (ii) you qualify for a reduced initial sales charge
                    (see "Qualifying for a Reduced Sales Charge"). Class A shares are subject to ongoing service fees at an annual rate of 0.25% of a
                    Fund's average daily net assets attributable to its Class A shares. If you do not specify on your account application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                         CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of a Fund's average daily net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that a
                    Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

                         CLASS I SHARES: Class I shares are offered by Ivy Bond Fund only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower administrative services fees and transfer agency fees than Class A, Class B and
                    Class C shares.

                         FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
          The multi-
                    class structure of the Funds allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on
                    Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield.
          Also,
                    sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this
                    Prospectus contain additional information that is designed to assist you in making this determination.

                    DIVIDENDS AND TAXES

                         Dividends and capital gain distributions that you receive
                    from a Fund are reinvested in additional shares of the same class of a Fund unless you elect to receive them in cash (and the U.S.
                    Postal Service is able to deliver your checks). Because of the higher expenses associated with Class B and Class C shares, any dividend on these shares will be lower than on Class A shares.

                         Ivy Growth with Income Fund intends normally to declare a
                    daily dividend, and pay accumulated dividends quarterly. If a shareholder of the Fund redeems all of his or her shares at any time prior to payment of a distribution, all declarations accrued to the date of redemption are paid in addition to the redemption proceeds. Ivy Emerging Growth Fund and Ivy Growth Fund intend to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. In order to provide steady cash flow to shareholders of Ivy Bond
          Fund, the













                    Board of Trustees intends normally to make monthly distributions from the Fund's net investment income based on the relative net asset value of each class. The Fund intends to make a final distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as undistributed net long-term capital gain realized during the year. For all of the Funds other than Ivy Growth with Income
                    Fund, an additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year
                    distribution requirement under the excise tax provisions of
                    Section 4982 of the Code.

                         TAXATION: The following discussion is intended for general information only. An investor should consult his or her own tax adviser as to the tax consequences of an investment in a
                    particular Fund, including the status of distributions from the
                    Fund under applicable state or local law.

                         Each Fund intends to qualify annually and elect to be
                    treated as a regulated investment company under the Code. To qualify, each Fund must beet certain income, distribution and diversification requirements. In any year in which a Fund
                    qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will
                    not pay any U.S. Federal income or excise tax.

                         Dividends paid out of a Fund's investment company taxable
                    income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S.
                    corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a
                    Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

                         If, for any year, a Fund's total distributions exceed its
                    earnings and profits, the excess will generally be treated as a return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his or her shares
                    (thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain.












                         A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October,
                    November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                         Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

                         Income and gains received by a Fund from sources within
                    foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through"
                    to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the
          Fund will be
                    treated as U.S. source income.

                         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                         A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required













                    certifications, or who have been notified by the Internal Revenue
                    Service that they are subject to backup withholding.
          Backup
                    withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                         Fund distributions may be subject to state, local and
                    foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.


                    PERFORMANCE DATA

                         Performance information (e.g., "total return" and "yield")
                    is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC.
          Performance
                    information for each class may be compared in reports and
                    promotional literature to indices such as the Standard and Poor's












                    500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley
                    Capital International World Index. Advertisements, sales
                    literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes.  ALL PERFORMANCE
          INFORMATION IS
                    HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE
          RESULTS.

                         "Total return" is the change in value of an investment in a
                    Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested
                    by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

                         "Current yield" reflects the income per share earned by a
                    Fund's portfolio investments, and is calculated by dividing the
                    Fund's net investment income per share during a recent
          30-day
                    period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or
                    distributions that were paid to a Fund's shareholders are
                    reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a













                    Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The
                    "current distribution rate" will differ from the "current yield"
                    computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

                    HOW TO BUY SHARES

                         The minimum initial investment is $1,000; the minimum
                    additional investment is $100. Initial or additional investment amounts for retirement accounts may be less. See
          "Retirement
                    Plans." Accounts in Class I of Ivy Bond Fund can be opened with a minimum initial investment of $5,000,000; the minimum additional investment is $10,000. The minimum initial investment in Class I of Ivy Bond Fund may be spread over the thirteen-month period after an Institution or a high net worth individual opens an account and the Fund, at its discretion, may accept initial and additional investments of small amounts. All purchases must be made in U.S. dollars. Complete the Account Application attached to this Prospectus. Indicate whether you are purchasing Class A,












                    Class B, Class C or Class I shares (in the case of Ivy
          Bond












                    Fund). If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares. The Fund reserves the right to reject for any reason any purchase order or exchange (see "Exchange Privilege" below).

                         OPENING AN ACCOUNT

                         By Check:

                         1. Make your check payable to the Fund in which you are
                              investing.

                         2. Deliver the completed application and check to your
                              registered representative or selling broker, or mail it
                              directly to MIISC.

                         3.   Our address is:


                                     Mackenzie Ivy Investor Services Corp.
                                     P.O. Box 3022
                                     Boca Raton, FL 33431-0922

                         4.   Our courier address is:

                                     Mackenzie Ivy Investor Services Corp.
                                     700 South Federal Highway, Suite 300
                                     Boca Raton, FL 33432

                         By Wire

                         1. Deliver a completed fund application to your registered representative or selling broker, or mail it directly
                              to MIISC. Before wiring any funds, please contact MIISC
                              at 1-800-777-6472 to verify your account number.

                         2.   Instruct your bank to wire funds to:

                                        Barnett Bank of Palm Beach County
                                        ABA # 067008582
                                        For deposit to The Ivy Mackenzie
          Funds
                                        a/c #1455031505












                                        Name of your account
                                        Your Ivy or Mackenzie account
          number
                                        The Ivy or Mackenzie Fund you are
          buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities
                    Dealer.

                         BUYING ADDITIONAL SHARES












                         By Check:

                         1. Complete the investment stub attached to your statement or include a note with your investment
          listing the name
                              of the Fund, the class of shares to purchase, your
                              account number and the name(s) in which the account is
                              registered.

                         2. Make your check payable to the fund in which you are
                              investing.

                         3.   Mail the account information and check to:

                      Mackenzie Ivy Investor Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922

                         Our courier address is:

                      Mackenzie Ivy Investor Services Corp.
                      700 South Federal Highway, Suite 300
                              Boca Raton, FL 33432












                         or deliver it to your registered representative or selling broker.

                         By Wire

                         Instruct your bank to wire funds to:

                        Barnett Bank of Palm Beach County
                                 ABA # 067008582
                                 For deposit to
                             The Ivy Mackenzie Funds
                                a/c # 1455031505
                              Name of your account
                      Your Ivy or Mackenzie account number
                    The Ivy or Mackenzie fund you are buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities
                    Dealer.

                         BY AUTOMATIC INVESTMENT METHOD ("AIM")

                         1. Complete the "Automatic Investment Method" and
                              "Wire/EFT Information" sections on the
          Account
                              Application designating a bank account from which funds
                              may be drawn. Please note that in order to invest using
                              this method, your bank must be a member of the
                              Automated Clearing House system ("ACH"). The minimum
                              investment under this plan is $50 per month
          ($25 per

























                              month for retirement plans). Please remember to attach
                              a voided check to your account application.

                         2. At pre-specified intervals, your bank account will be
                              debited and the proceeds will be credited to your Ivy
                              Mackenzie Fund account.

                    HOW YOUR PURCHASE PRICE IS DETERMINED

                         Your purchase price for Class A shares of a Fund is the net asset value per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B and Class C shares (and Class I shares, in the case of Ivy Bond Fund) is the net asset value per share.

                         Share purchases will be made at the next determined price
                    after your purchase order is received. The price is effective for orders received by MIISC or by your registered securities dealer prior to the time of the determination of the net asset value.
                    Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

                         Orders placed with a securities dealer before the net asset value is determined that are transmitted through the facilities of the National Securities Clearing Corporation by 7:00 p.m.
                    Eastern Time on the same day are confirmed at that day's price.
                    Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

                         You will receive an account statement after any purchase,
                    exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the
                    SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

                       HOW EACH FUND VALUES ITS SHARES

                         The net asset value ("NAV") per share is the value of one
                    share. The NAV is determined in the following manner: the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
          The NAV
                    per share is determined once every business day (as of the close of regular trading on each day the New York Stock
          Exchange is
                    open, normally 4:00 p.m., Eastern time) (see the SAI under "Net
                    Asset Value" for a detailed description of how the NAV is
                    determined). Trading of foreign securities may not occur on every business day, and may occur on days when the New York
          Stock
                    Exchange is closed.

                    INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES













                         Shares are purchased at a public offering price equal to
                    their NAV per share plus a sales charge, as set forth below.














                    Ivy Bond Fund:
                                                  SALES CHARGE


          PORTION OF
                                                AS A         AS A
          PUBLIC
                                                PERCENTAGE   PERCENTAGE
          OFFERING
                                                OF PUBLIC    OF NET
          PRICE
                                                OFFERING     AMOUNT
          RETAINED
                     AMOUNT INVESTED            PRICE        INVESTED
          BY DEALER

                     Less than $100,000  . . .  4.75%        4.99%
          4.00%

                     $100,000  but   less  than
                     $250,000  . . . . . . . .  3.75%        3.90%
          3.00%
                     $250,000  but   less  than
                     $500,000  . . . . . . . .  2.50%        2.56%
          2.00%
                     $500,000 or over* . . . .  0.00%        0.00%
          0.00%


                    Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth with
                    Income Fund:

                                                  SALES CHARGE


          PORTION OF
                                              AS A         AS A
          PUBLIC
                                              PERCENTAGE   PERCENTAGE
          OFFERING
                                              OF PUBLIC    OF NET
          PRICE
                                              OFFERING     AMOUNT
          RETAINED
                     AMOUNT INVESTED          PRICE        INVESTED      BY
          DEALER


                     Less than $50,000 . . .  5.75%        6.10%
          5.00%
                     $50,000  but  less  than 5.25%        5.54%
          4.50%
                     $100,000  . . . . . . .












                     $100,000  but less  than 4.50%        4.71%
          3.75%
                     $250,000  . . . . . . .
                     $250,000  but less  than 3.00%        3.09%
          2.50%
                     $500,000  . . . . . . .
                     $500,000 or over* . . .  0.00%        0.00%
          0.00%

                    * A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A
          Shares."

                         Sales charges are not applied to any dividends that are
                    reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A (and Class I shares, in the case of Ivy Bond Fund) purchased or redeemed at NAV through a broker or agent other than MIFDI.

                         With respect to purchases of $500,000 or more through
                    dealers or agents, MIFDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to
                    compensate such dealers or agents for their distribution
                    assistance in connection with such purchases. The commission would be computed at 0.50% of the first $3,000,000 invested;
                    0.25% of the next $2,000,000 invested; and 0.10% of the amount invested in excess of $5,000,000. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.



     MIFDI compensates participating brokers who sell
          Class A
                    shares through the initial sales charge. MIFDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute a Fund's Class A shares.
                    Pursuant to a separate distribution plan for the Funds' Class A,
                    Class B and Class C shares, MIFDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Funds' Class A distribution plan, MIFDI currently pays a continuing service fee to qualified dealers at an annual rate of
                    0.25% of qualified investments.

                         MIFDI may from time to time pay a bonus or other incentive to dealers (other than MIFDI) which employ a registered representative who sells a minimum dollar amount of the shares of
                    the fund and/or other funds distributed by MIFDI during a
                    specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

                    CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

                         Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00%
                    will be imposed.

                         In order to recover commissions paid to dealers on NAV
                    transfers (as defined in "Purchases of Class A Shares at Net
                    Asset Value"), Class A shares of a Fund are subject to a CDSC of
                    1.00% for certain redemptions within 24 months after the date of purchase.

                         The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the
                    Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price,












                    including any dividends which have been reinvested in additional
                    Class A shares.

                         In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver
                    of Contingent Deferred Sales Charge."

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
          CDSC is













                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan, or (b) upon attaining age 59
          1/2 in
                    the case of an IRA, a custodial account pursuant to section
                    403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or
                    (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. The Distributor may require documentation prior to waiver of the CDSC.

                         Class A shareholders may exchange their Class A shares
                    subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

                    QUALIFYING FOR A REDUCED SALES CHARGE

                         RIGHTS OF ACCUMULATION (ROA):  Rights of
          Accumulation
                    ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except
                    Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to
                    accounts under a trustee or other single fiduciary
          (including
                    retirement accounts qualified under Section 401 of the
          Code). The
                    current market value of each of your accounts as described above is added together and then added to your current purchase amount.
                    If the combined total is equal or greater than a breakpoint amount for a Fund, then you qualify for the reduced sales charge.
                    To reduce or eliminate the sales charge, you must complete
                    Section 4B of the new account application.

                         LETTER OF INTENT (LOI):  A Letter of Intent
          ("LOI") is a












                    non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for a Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4B of the new account application.

                         Should the LOI not be fulfilled within the thirteen month
                    period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

                         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
          An investor
                    who was a shareholder of any Ivy Fund on December 31, 1991 or a shareholder of American Investors Income Fund, Inc. or American
                    Investors Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Ivy Bond Fund (formerly Mackenzie Fixed
          Income
                    Trust) or Ivy Growth Fund as a result of the respective reorganizations of the funds will be exempt from sales charges on
                    the purchase of Class A shares of any Ivy or Mackenzie Fund. This privilege is also available to immediate family members of a shareholder (i.e., the shareholder's children, the shareholder's spouse and the children of the shareholder's spouse).
          This no-
                    load privilege terminates for the investor if the investor redeems all shares owned. Shareholders and their relatives as described above should call 1-800-235-3322 for information about additional purchases or to inquire about their account.

                         Class A shares of a Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust
                    (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and independent accountants of
                    IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with MIFDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts and the accounts of their clients may purchase Class A shares of a
                    Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with that Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent.  THIS
          PROVISION
                    APPLIES TO ASSETS OF RETIREMENT AND DEFERRED
          COMPENSATION PLANS
                    AND TRUSTS USED TO FUND THOSE PLANS INCLUDING, BUT NOT
          LIMITED
                    TO, THOSE DEFINED IN SECTION 401(a), 403(b) OR 457 OF
          THE CODE
                    AND "RABBI TRUSTS" WHOSE ASSETS ARE USED TO PURCHASE SHARES OF A
                    FUND THROUGH THE AFOREMENTIONED CHANNELS.

                         Class A shares of a Fund may be purchased at NAV by












                    retirement plans qualified under section 401(a) or 403(b) of the
                    Code, subject to the Employee Retirement Income Security Act of
                    1974, as amended, provided that: (i) either (a) the sponsoring organization must have at least 25 employees or (b) the aggregate purchases by the retirement plan of Class A shares of the Ivy funds must be in an amount of at least $250,000 within a












                    reasonable period of time, as determined by MIFDI in its sole discretion; and (ii) a CDSC of 1.00% will be imposed on such purchases in the event of certain redemption transactions within
                    24 months following such purchases.

                         If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to a
                    Fund, MIFDI may, at the time of purchase, pay the dealer out of
                    MIFDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Commissions would be computed at 1.00% of the first $3 million invested, 0.50% of the next $2 million invested, and 0.25% of the amount invested in excess of $5 million. Please contact MIFDI for additional information.

                         Class A shares can also be purchased without an
          initial
                    sales charge, but subject to a CDSC of 1.00% during the first 24 months, by: (a) any state, county, city (or any instrumentality, department, authority or agency of such entities) that
          is
                    prohibited by applicable investment laws from paying a
          sales
                    charge or commission when purchasing shares of a
          registered
                    investment management company (an "eligible
          governmental
                    authority"), and (b) trust companies, bank trust
          departments,
                    credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by MIFDI (currently, these criteria require that the amount invested or to be invested in
          the
                    subsequent 13-month period totals at least $250,000). In either case, MIFDI may pay commissions to dealers that provide













                    distribution assistance on the same basis as in the preceding paragraph.

                         Class A shares of a Fund may also be purchased without a
                    sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

                         Each Fund may, from time to time, waive the initial sales
                    charge on its Class A shares sold to clients of various broker-
                    dealers with which MIFDI has a selling relationship.
          This
                    privilege will apply only to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares (on which a commission has been paid) of an investment company (other than Mackenzie Series
                    Trust or the Trust), unit investment trust or limited partnership
                    ("NAV transfers"). Some dealers may elect not to participate in this program. Those dealers that do elect to participate in the program must complete certain forms required by MIFDI. The normal service fee, as described in the "Initial Sales Charge Alternative -- Class A Shares" and "Contingent Deferred
          Sales
                    Charge Alternative -- Class B and Class C Shares" sections of this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or waivers may be obtained from MIFDI at the address listed on the cover of the
                    Prospectus.

                       CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE --
          CLASS B AND
                    CLASS C SHARES

                         Class B and Class C shares are offered at NAV per share
                    without a front end sales charge. However, Class C shares
                    redeemed within one year of purchase will be subject to a CDSC of
                    1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on
                    increases in account value above the initial purchase price, including shares derived from dividend reinvestment. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the
                    lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or distributions, and next from the shares you have held the longest during the requisite holding period.

                         Proceeds from the CDSC are paid to MIFDI. MIFDI uses them, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

                         In the case of Class B shares, the amount of the CDSC, if
                    any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them.
                    Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter.

                    Class B Shares:





















          CONTINGENT
                                                                  DEFERRED
          SALES
                                                                  CHARGE AS
          A

          PERCENTAGE OF
                                                                  DOLLAR
          AMOUNT
                     YEAR SINCE PURCHASE                          SUBJECT
          TO CHARGE














                     First . . . . . . . . . . . . . . . . . . .
          5%
                     Second  . . . . . . . . . . . . . . . . . .
          4%

                     Third . . . . . . . . . . . . . . . . . . .
          3%
                     Fourth  . . . . . . . . . . . . . . . . . .
          3%
                     Fifth . . . . . . . . . . . . . . . . . . .
          2%
                     Sixth . . . . . . . . . . . . . . . . . . .
          1%
                     Seventh and thereafter  . . . . . . . . . .
          0%


                         MIFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

                         With respect to Class C shares, MIFDI currently intends to pay to dealers a sales commission of 1% of the sale price of
                    Class C shares that they have sold, a portion of which is to compensate the dealers for Class C shareholder account services during the first year of investment. MIFDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

                         Pursuant to separate distribution plans for the Funds' Class
                    B and Class C shares, MIFDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Funds'
                    Class B Plan, MIFDI currently retains 0.75% of the continuing













                    1.00% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C
                    Plan, MIFDI pays continuing service/distribution fees to
                    qualified dealers at an annual rate of 1.00% of qualified
                    investments after the first year of investment (0.25% of which represents a service fee).

                         CONVERSION OF CLASS B SHARES: Your Class B shares and an
                    appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into a Fund from Class B shares of another Ivy or Mackenzie fund, the calculation will be based on the time the shares in the original fund were purchased.

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
          CDSC is
                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan, or (b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section
                    403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or
                    (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. The Distributor may require documentation prior to waiver of the CDSC.

                         ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:
          MIFDI may, at
                    its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by MIFDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of
                    Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

                    HOW TO REDEEM SHARES

                         You may redeem your Fund shares through your registered
                    securities representative, by mail, by telephone or by Federal
                    Funds wire. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and
                    to Class C shares that are redeemed within one year of purchase.













                    All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern Time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern Time will be processed at the price determined on the following business day.
                    IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE
                    REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP
                    TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER IS LESS. If you
                    own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

                         When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's
                    securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

                         If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

                         THROUGH YOUR REGISTERED SECURITIES DEALER:  The
          Dealer is
                    responsible for promptly transmitting redemption orders.
                    Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading
                    (4:00 p.m. Eastern Time) on the day that a redemption request is received in good order by MIISC.

                         BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

                         - Any outstanding certificate(s) for shares being
                              redeemed.

                         - A letter of instruction, including the fund name, the
                              account number, the account name(s), the address and
                              the dollar amount or number of shares to be redeemed.

                         - Signatures of all registered owners whose names appear
                              on the account.

                         -    Any required signature guarantees.

                         - Other supporting legal documentation, if required (in
                              the case of estates, trusts, guardianships, corporations, retirement plans or other representative
                              capacities).

                         The dollar amount or number of shares indicated for












                    redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

                         Mail your request to:

                  Mackenzie Ivy Investor Services Corp.
                              P.O. Box 3022
                        Boca Raton, FL 33431-0922
















                         Our courier address is:

                      Mackenzie Ivy Investor Services Corp.
                      700 South Federal Highway, Suite 300
                              Boca Raton, FL 33432

                         By Telephone: Individual and joint accounts may redeem up
                    to $50,000 per day over the telephone by contacting MIISC at 1-
                    800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone
          (for
                    example, during such times), you may want to consider placing the order in writing and sending it by mail or overnight courier.

                         Checks will be made payable to the current account
                    registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the













                    instructions for redemption requests by mail described above. A signature guarantee would be required.

                         Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or his/her assistant.

                         Shares held in certificate form cannot be redeemed by
                         telephone.

                         If Section 6E of the new account application is not
                    completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative or his/her assistant do so on your behalf, you
                    must notify MIISC in writing.

                         Each Fund employs reasonable procedures that require
                    personal identification prior to acting on redemption instructions communicated by telephone to confirm that such
                    instructions are genuine. In the absence of such procedures, a
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions. For shareholders who established this feature at the time they opened their new
                    account, telephone instructions will be accepted for redemption of amounts up to $50,000 and proceeds will be wired on the next business day to a predesignated bank account.

                         In order to add this feature to an existing account or to
                    change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
                    registered owners, and their signatures must be guaranteed.













                         Your account will be charged a fee of $10 each time that
                    redemption proceeds are wired to your bank.

                         Neither IMI nor any of the Funds can be
          responsible for the
                    efficiency of the Federal Funds wire system or the shareholder's bank.

                    MINIMUM ACCOUNT BALANCE REQUIREMENTS

                         Due to the high cost of maintaining small accounts and
                    subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so.
                    No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's
                    portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

                    SIGNATURE GUARANTEES














                         For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

                         -    Redemption requests over $50,000.

                         - Requests for redemption proceeds to be sent to someone
                              other than the registered shareholder.

                         - Requests for redemption proceeds to be sent to an
                              address other than the address of record.

                         -    Registration transfer requests.

                         - Requests for redemption proceeds to be wired to your
                              bank account (if this option was not selected on your
                              original application, or if you are changing the bank
                              wire information).

                         A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
                    guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

                         Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

                    CHOOSING A DISTRIBUTION OPTION

                         You have the option of selecting the dividend and capital
                    gain distribution option that best suits your needs:

                    1. AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional
                         shares of the same class of a Fund unless you specify one of the other options.

                    2.   INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
          Both
                         dividends and capital gains are automatically invested at
                         NAV in another Ivy or Mackenzie Fund of the same class.

                    3. DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of a Fund or another Ivy or Mackenzie Fund of the same class.

                    4. DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

                         If you wish to have your cash distributions deposited
                    directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
                    MIISC at 1-800-777-6472.

                         If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.












                    TAX IDENTIFICATION NUMBER

                         In general, to avoid being subject to a 31%
          Federal backup
                    withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the Internal Revenue Service.
          If you
                    fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

                         You can avoid the above withholding and/or redemption by
                    correctly furnishing your TIN, and making certain certifications, in Section 2 of the new account application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

                         Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the













                    social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their new account application, a completed IRS Form W-8.

                    CERTIFICATES

                         In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-
                    777-6472 and request that one be sent to you.
          (Retirement plan
                    accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

                         Certificates requested by telephone for shares valued up to
                    $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction signed by all registered owners with signatures guaranteed. The letter of instruction would be sent to MACKENZIE IVY
          INVESTOR
                    SERVICES CORP., P.O. BOX 3022, BOCA RATON, FL
          33431-0922.

                    EXCHANGE PRIVILEGE

                         Shareholders of a Fund have an exchange privilege with other
                    Ivy and Mackenzie Funds. Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or
                    Mackenzie Fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class
                    A shares. Incremental sales charges are waived for outstanding
                    Class A shares that have been invested for 12 months or longer.

                         Class B and Class C shareholders may exchange their
                    outstanding Class B (or Class C) shares for Class B (or Class C)
                    shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of
                    Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new
                    Class B shares.

                         Class I shareholders may exchange their
          outstanding Class I
                    shares for Class I shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class I share, without the
                    imposition of any sales charges.












                         Shares resulting from the reinvestment of dividends and
                    other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie
          Fund.














                         Exchanges are considered to be taxable events, and may
                    result in a capital gain or a capital loss for tax purposes.
                    Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute a telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
          Amounts to be
                    exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made.

                         With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any
                    CDSC for future redemptions of the exchanged shares.

                         An investor who was a shareholder of American
          Investors
                    Income Fund, Inc. or American Investors Growth Fund, Inc. prior to October 31, 1988, or a shareholder of the Ivy Funds prior to
                    December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or
                    American Investors Growth Fund, Inc. on or after
          October 31,
                    1988, who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie Fund into which an exchange is made.

                         In calculating the sales charge assessed on an exchange,
                    shareholders will be allowed to use the Rights of Accumulation privilege.

                         EXCHANGES BY TELEPHONE: When you fill out the application
                    for your purchase of Fund shares, if Section 6E of the new account application is not completed, telephone exchange
                    privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative or his/her assistant do so on your behalf, you must notify MIISC in writing.

                         In order to execute an exchange, please contact MIISC at 1-
                    800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

                         Each Fund employs reasonable procedures that require












                    personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                         EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

                         - The name and class of the fund whose shares you currently own.

                         - Your account number.

                         - The name(s) in which the account is registered.

                         - The name of the fund in which you wish your exchange to be invested.

                         - The number of shares, all shares or the dollar amount you wish to exchange.

                         The request must be signed by all registered owners.

                         Mail the request and information to:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of a Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of that Fund at NAV
                    (without a sales charge) within 60 days after the date of
                    redemption. IN ORDER TO REINVEST WITHOUT A SALES
          CHARGE,
                    SHAREHOLDERS OR THEIR BROKERS MUST INFORM MIISC THAT
          THEY ARE
                    EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF












                    REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption
                    generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be
                    permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

                    SYSTEMATIC WITHDRAWAL PLAN












                         You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
                    Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments
                    (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer ("EFT").
          Share
                    certificates must be unissued (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic
                    Investment Method. For more information, please contact MIISC at
                    1-800-777-6472.

                         If payments you receive through the Systematic
          Withdrawal
                    Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
                    Additional investments made by shareholders participating in the
                    Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to
                    purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares.
                    In addition, redemptions are taxable events.

                         Amounts paid to you through the Systematic
          Withdrawal Plan
                    are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions.
          A CDSC
                    will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

                         Should you wish at any time to add a Systematic Withdrawal
                    Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

                         Retirement accounts are eligible for Systematic Withdrawal
                    Plans. Please contact MIISC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.













                         If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.



















                    AUTOMATIC INVESTMENT METHOD

                         You may authorize an investment to be
          automatically drawn
                    each month from your bank for investment in Fund shares under the
                    "Automatic Investment Method" and "Fed Wire/EFT" sections of the
                    Account Application. There is no charge to you for this program.

                         You may terminate or suspend your Automatic
          Investment
                    Method by telephone at any time by contacting MIISC at 1-800-777-
                    6472.

                         If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your
                    Automatic Investment Method will be discontinued.

                    CONSOLIDATED ACCOUNT STATEMENTS

                         Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless













                    otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted
                    in writing and must be signed by all registered owners.

                    RETIREMENT PLANS

                         The Ivy and Mackenzie family of funds offer several tax-
                    sheltered retirement plans that may fit your needs:

                         - IRA (Individual Retirement Account)

                         - 401(k) Plan
                           Money Purchase Pension Plan
                           Profit Sharing Plan

                         - SEP-IRA (Simplified Employee Pension Plan)

                         - 403(b)(7) Plan

                         Minimum initial and subsequent investments for retirement
                    plans are $25.00.

                         Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to MIMI, as compensation for its services to the retirement plan accounts maintained with each Fund.

                         Distributions from retirement plans are subject to certain requirements under the Code, including withholding requirements, and various documents (available from MIISC), including IRS Form
                    W-4P, and information must be provided before the distribution may be made. The Ivy and Mackenzie family of funds and MIISC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or
          MIISC.

                         Please call MIISC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions,
                    provisions and fees.

                    SHAREHOLDER INQUIRIES

                         Inquiries regarding the Funds should be directed to MIISC at
                    1-800-777-6472.



































































                    PROSPECTUS
                    April 30, 1996
                                                                     [IVY
          FUNDS LOGO]

                         Ivy Fund (the "Trust") is a registered investment company
                    currently consisting of thirteen separate portfolios.
          Six of
                    these portfolios, as identified below (the "Funds"), are
                    described in this Prospectus. Each Fund has its own investment objective and policies, and a shareholder's interest is limited to the Fund in which he or she owns shares.

                         The six Funds are:

                              Ivy Canada Fund
                              Ivy China Region Fund
                              Ivy Global Fund
                              Ivy International Fund
                              Ivy Latin America Strategy Fund
                              Ivy New Century Fund

                         This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before
                    investing and should be read carefully and retained for future reference. Additional information about the Funds is contained in the Statement of Additional Information for the Funds dated
                    April 30, 1996 (the "SAI"), which has been filed with the
                    Securities and Exchange Commission and is incorporated by
                    reference into this Prospectus. The SAI is available upon
                    request and without charge from the Trust at the Distributor s address and telephone number provided below.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
          BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES
                    COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                    OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
          IS A
                    CRIMINAL OFFENSE.






































                    TABLE OF CONTENTS

                    Schedule of Fees  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    The Funds' Financial Highlights . . . . . . . . . . . .
          . . . . .
                    Investment Objectives and Policies  . . . . . . . . . .
          . . . . .
                    Risk Factors and Investment Techniques  . . . . . . . .
          . . . . .
                    Organization and Management of the Funds  . . . . . . .
          . . . . .
                    Investment Manager  . . . . . . . . . . . . . . . . . .
          . . . . .
                    Fund Administration and Accounting  . . . . . . . . . .
          . . . . .
                    Transfer Agent  . . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Alternative Purchase Arrangements . . . . . . . . . . .
          . . . . .
                    Dividends and Taxes . . . . . . . . . . . . . . . . . .
          . . . . .
                    Performance Data  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    How to Buy Shares . . . . . . . . . . . . . . . . . . .
          . . . . .
                    How Your Purchase Price is Determined . . . . . . . . .
          . . . . .
                    How Each Fund Values Its Shares . . . . . . . . . . . .
          . . . . .
                    Initial Sales Charge Alternative - Class A Shares . . .
          . . . . .
                    Contingent Deferred Sales Charge - Class A Shares . . .
          . . . . .
                         Waiver of Contingent Deferred Sales Charge . . . .
          . . . . .
                    Qualifying for a Reduced Sales Charge . . . . . . . . .
          . . . . .
                         Rights of Accumulation (ROA) . . . . . . . . . . .
          . . . . .
                         Letter of Intent (LOI) . . . . . . . . . . . . . .
          . . . . .
                         Purchases of Class A Shares At Net Asset Value . .
          . . . . .
                    Contingent Deferred Sales Charge Alternative - Class B and Class
                    C Shares  . . . . . . . . . . . . . . . . . . . . . . .
          . . . . .
                         Conversion of Class B Shares . . . . . . . . . . .
          . . . . .
                         Waiver of Contingent Deferred Sales Charge . . . .
          . . . . .













                         Arrangements with Broker-Dealers and Others  . . .
          . . . . .
                    How to Redeem Shares  . . . . . . . . . . . . . . . . .
          . . . . .
                    Minimum Account Balance Requirements  . . . . . . . . .
          . . . . .
                    Signature Guarantees  . . . . . . . . . . . . . . . . .
          . . . . .
                    Choosing a Distribution Option  . . . . . . . . . . . .
          . . . . .
                    Tax Identification Number . . . . . . . . . . . . . . .
          . . . . .
                    Certificates  . . . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Exchange Privilege  . . . . . . . . . . . . . . . . . .
          . . . . .
                    Reinvestment Privilege  . . . . . . . . . . . . . . . .
          . . . . .
                    Systematic Withdrawal Plan  . . . . . . . . . . . . . .
          . . . . .
                    Automatic Investment Method . . . . . . . . . . . . . .
          . . . . .
                    Consolidated Account Statements . . . . . . . . . . . .
          . . . . .
                    Retirement Plans  . . . . . . . . . . . . . . . . . . .
          . . . . .
                    Shareholder Inquiries . . . . . . . . . . . . . . . . .
          . . . . .

























                       BOARD OF TRUSTEES               TRANSFER AGENT












                       John S. Anderegg, Jr.           Mackenzie Ivy
          Investor
                       Paul H. Broyhill                Services Corp.
                          Stanley Channick             P.O. Box 3022
                       Frank W. DeFriece, Jr.          Boca Raton, FL
                          Roy J. Glauber               33431-0922
                       Michael G. Landry               1-800-777-6472
                       Michael R. Peers
                       Joseph G. Rosenthal             AUDITORS
                       Richard N. Silverman            Coopers & Lybrand
          L.L.P.
                       J. Brendan Swan                 Ft. Lauderdale, FL

                       OFFICERS                        INVESTMENT MANAGER
                       Michael G. Landry,              Ivy Management, Inc.
                       President                       700 South Federal
          Highway
                       Keith J. Carlson, Vice          Boca Raton, FL 33432
                       President                       1-800-456-5111
                       C. William Ferris
                       Secretary/Treasurer             DISTRIBUTOR
                       Michael R. Peers, Chairman      Mackenzie Ivy Funds
                                                       Distribution, Inc.
                       LEGAL COUNSEL                   Via Mizner Financial
          Plaza
                       Dechert Price & Rhoads          700 South Federal
          Highway
                       Boston, MA                      Boca Raton, FL 33432
                                                       1-800-456-5111
                       CUSTODIAN
                       Brown Brothers Harriman &
                       Co.
                       Boston, MA
















































                    SCHEDULE OF FEES

                                     SHAREHOLDER TRANSACTION EXPENSES[#]


                                             CLASS A   CLASS B    CLASS C
          CLASS I

                     Maximum sales load
                     imposed on purchases
                     (as a percentage of
                     offering price) . . .   5.75%(1)  None       None
          None

                     Maximum contingent
                     deferred sales charge
                     (as a percentage of
                     original purchase
                     price)  . . . . . . .   None(2)   5.00%(3)   1.00%(4)
          None


                    [#] None of the Funds charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.
                    (1) Class A shares of the Funds may be purchased under a variety of plans that provide for the reduction or elimination of
                         the sales charge.
                    (2) A contingent deferred sales charge may apply to the
                         redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A
          Shares at
                         Net Asset Value" and "Contingent Deferred Sales
          Charge --
                         Class A Shares."












                    (3) The maximum contingent deferred sales charge on Class B shares applies to redemptions during the first year after
                         purchase. The charge declines to 4% during the second year;
                         3% during the third and fourth years; 2% during the fifth
                         year; 1% during the sixth year; and 0% in the seventh year and thereafter.
                    (4) The maximum contingent deferred sales charge on Class C shares applies to redemptions during the first year after
                         purchase.




























                                       ANNUAL FUND OPERATING EXPENSES
                                  (as a percentage of daily net assets)

                    IVY CANADA FUND

                                                 CLASS A    CLASS B
          CLASS C[#]

                     Management Fees(1)  . . .   0.52%      0.52%
          0.52%












                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .   0.40%      1.00%(2)
          1.00%(2)

                     Other Expenses  . . . . .   1.98%      1.98%
          1.98%
                     Total Fund Operating
                     Expenses  . . . . . . . .   2.90%*     3.50%*(3)
          3.50%*(3)

                    * Total Fund Operating Expenses reflect expense reimbursement by Ivy Management, Inc. ("IMI"). Without expense reimbursement, Total Fund Operating Expenses for
          Class A
                         would have been 3.23%, and for Class B and Class C would
                         have been 3.83%.


                    IVY CHINA REGION FUND

                                                 CLASS A  CLASS B    CLASS
          C[#]

                     Management Fees(1)  . . .   0.47%    0.47%      0.47%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .   0.25%    1.00%(2)
          1.00%(2)

                     Other Expenses  . . . . .   1.48%    1.48%      1.48%
                     Total Fund Operating
                     Expenses  . . . . . . . .   2.20%*   2.95%*(3)
          2.95%*(3)

                    * Total Fund Operating Expenses reflect voluntary expense
                         reimbursement by IMI.  Without expense
          reimbursement,  Total
                         Fund Operating Expenses for Class A would have been 2.73%, and for Class B and Class C would have been 3.48%.







































                    IVY GLOBAL FUND

                                                 CLASS A   CLASS B
          CLASS C[#]

                     Management Fees(1)  . . .   0.74%     0.74%
          0.74%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .   0.25%     1.00%(2)
          1.00%(2)

                     Other Expenses  . . . . .   1.21%     1.21%
          1.21%
                     Total Fund Operating
                     Expenses  . . . . . . . .   2.20%*    2.95%*(3)
          2.95%*(3)

                    * Total Fund Operating Expenses reflect voluntary expense
                         reimbursement by IMI.  Without expense
          reimbursement,  Total
                         Fund Operating Expenses for Class A would have been 2.46%, and for Class B and Class C would have been 3.21%.


                    IVY INTERNATIONAL FUND

                                           CLASS A   CLASS B    CLASS C[#]
          CLASS I


                     Management Fees . . . 1.00%     1.00%      1.00%
          1.00%

                     12b-1
                     Service/Distribution
                     Fees  . . . . . . . . 0.08%(4)  1.00%(2)   1.00%(2)
          0.00%












                     Other Expenses  . . . 0.44%     0.44%      0.44%
          0.35%(5)
                     Total Fund Operating
                     Expenses  . . . . . . 1.52%     2.44%(3)   2.44%(3)
          1.35%





































                    IVY LATIN AMERICA STRATEGY FUND AND IVY NEW CENTURY
          FUND


                                                CLASS A   CLASS B    CLASS
          C

                     Management Fees(1)  . . .  0.00%     0.00%      0.00%
                     12b-1 Service/Distribution
                     Fees  . . . . . . . . . .  0.25%     1.00%(2)
          1.00%(2)













                     Other Expenses  . . . . .  1.95%     1.95%      1.95%
                     Total Fund Operating
                     Expenses  . . . . . . . .  2.20%*    2.95%*(3)
          2.95%*(3)

                    *    Total Fund Operating Expenses reflect voluntary
          expense
                         reimbursement by IMI.  Without expense
          reimbursement, Total
                         Fund Operating Expenses for Ivy Latin America Strategy Fund
                         would have been 9.26% for Class A and 10.01% for Class B and
                         Class C, and Ivy New Century Fund would have been 7.18% for
                         Class A and 7.93% for Class B and Class C.
                    ___________________________

                    [#]  The inception date for Class C shares is April 30,
          1996.
                         Accordingly, the expenses shown are estimated based on
                         amounts incurred by Class B shares of the Fund during the
                         fiscal year ended December 31, 1995.
                    (1)  Management Fees reflect expense reimbursements
          (see note
                         appearing directly below above tables, where applicable).
                         Without expense reimbursements, the Management Fee for each class would have been 0.85% for Ivy Canada Fund and 1.00%
                         for Ivy China Region Fund, Ivy Global Fund, Ivy
          Latin
                         America Strategy Fund and Ivy New Century Fund.
                    (2)  Long-term investors may, as a result of the Fund's
          12b-1
                         fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD's Rules of Fair
                         Practice.
                    (3) Total Fund Operating Expenses for Class B and Class C shares are generally higher than related expenses for mutual funds whose investment objectives are similar to those of the
                         Fund.
                    (4) Rule 12b-1 Service Fees paid by Class A shares may increase in subsequent years, but are subject to a ceiling of 0.25%.












                    (5) Class I shares of Ivy International Fund bear lower
                         administrative service fees and transfer agency and
                         shareholder services fees than the other classes.






















                                                 EXAMPLES

                         Each of the following tables lists the expenses that an
                    investor would pay on a $1,000 investment, assuming (1) 5% annual return and (2) except as otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE FOLLOWING FIGURES SHOULD NOT BE CONSIDERED A
                    REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
                    HIGHER OR LOWER THAN THOSE SHOWN.

                       IVY CANADA FUND

                                          1 YEAR    3 YEARS   5 YEARS  10
          YEARS

                     Class A Shares* . .  $85       $142      $202     $361












                     Class B Shares  . .  $85(1)    $137(2)   $202(3)
          $364(4)

                     Class B Shares (no
                       redemption) . . .  $35       $107      $182
          $364(4)
                     Class C Shares  . .  $____(5)  $______   $______
          $______
                     Class C Shares (no
                       redemption) . . .  $_____    $______   $______
          $______

                         These figures assume that the current voluntary limitation for Ivy Canada Fund is in place for each of the time periods indicated. Ivy Management, Inc. ("IMI") as investment advisor, has the right to terminate or revise this voluntary expense limitation at any time, which may affect the results in years one, three, five and ten in the preceding example. If the
                    voluntary expense limitation is terminated, the expenses for the one, three, five and ten year periods are estimated to be the following: for Class A - $88, $151, $217 and $390, respectively;
                    for Class B - $89, $147, $217 and $393, respectively; for Class C
                    - $_____, $_____, $_____ and $_____, respectively; for
          Class B
                    (no redemption) - $39, $117, $197 and $393,
          respectively; for
                    Class C (no redemption) - $_____, $_____, $_____ and
          $_____,
                    respectively.

                    IVY CHINA REGION FUND, IVY GLOBAL FUND, IVY LATIN
          AMERICA
                    STRATEGY FUND, IVY NEW CENTURY FUND

                                          1 YEAR    3 YEARS   5 YEARS  10
          YEARS

                     Class A Shares* . .  $79       $122      $169     $296

                     Class B Shares  . .  $80(1)    $121(2)   $175(3)
          $309(4)
                     Class B Shares (no
                       redemption) . . .  $30       $91       $155
          $309(4)












                     Class C Shares  . .  $____(5)  $______   $______
          $______
                     Class C Shares (no
                       redemption) . . .  $_____    $______   $______
          $______













                         These figures assume that the current voluntary expense
                    limitations for Ivy China Region Fund, Ivy Global Fund, Ivy Latin
                    America Strategy Fund and Ivy New Century Fund are in place for each of the time periods indicated. IMI, as investment advisor, has the right to terminate or revise these voluntary expense limitations at any time, which may affect the results in years one, three, five and ten in the preceding example. If the
                    voluntary expense limitation is terminated, the expenses for the one, three, five and ten year periods are estimated to be the following:

                         Ivy China Region Fund: for Class A - $84, $137,
          $194 and
                         $346, respectively; for Class B - $85, $137, $201 and $359, respectively; for Class C - $_____, $_____, $_____
          and
                         $_____, respectively; for Class B (no redemption)
          - $35,
                         $107, $181 and $359, respectively; for Class C (no redemption) - $_____, $_____, $_____ and $_____, respectively.

                         Ivy Global Fund: for Class A - $81, $130, $181 and
          $321,
                         respectively; for Class B - $82, $129, $188 and
          $334,












                         respectively; for Class C - $_____, $_____, $_____
          and
                         $_____, respectively; for Class B (no redemption)
          - $32,
                         $99, $168 and $334, respectively; for Class C (no redemption) - $_____, $_____, $_____ and $_____, respectively.

                         Ivy Latin America Strategy Fund: for Class A - $143, $303,
                         $450 and $765, respectively; for Class B - $148, $308, $461 and $774, respectively; for Class C - $_____, $_____, $_____
                         and $_____, respectively; for Class B (no redemption) - $98,
                         $278, $441 and $774, respectively; for Class C (no redemption) - $_____, $_____, $_____ and $_____, respectively.

                         Ivy New Century Fund: for Class A - $124, $254,
          $378 and
                         $665, respectively; for Class B - $128, $258, $388 and $675, respectively; for Class C - $_____, $_____, $_____
          and
                         $_____, respectively; for Class B (no redemption)
          - $78,
                         $228, $368 and $675, respectively; for Class C (no redemption) - $_____, $_____, $_____ and $_____, respectively.



































                    IVY INTERNATIONAL FUND

                                          1 YEAR    3 YEARS   5 YEARS  10
          YEARS

                     Class A Shares* . .  $72       $103      $136     $228

                     Class B Shares  . .  $75(1)    $106(2)   $150(3)
          $255(4)

                     Class B Shares (no
                     redemption) . . . .  $25       $76       $130
          $255(4)
                     Class C Shares  . .  $____(5)  $______   $______
          $______
                     Class C Shares (no
                       redemption) . . .  $_____    $______   $______
          $______
                     Class I Shares[#] .  $14       $43       $74      $162


                    * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a contingent
                         deferred sales charge at the time of redemption.
                    [#] Class I Shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a contingent deferred sales charge at the time of
                         redemption.
                    (1) Assumes deduction of a 5% contingent deferred sales charge at the time of redemption.
                    (2) Assumes deduction of a 3% contingent deferred sales charge at the time of redemption.
                    (3) Assumes deduction of a 2% contingent deferred sales charge at the time of redemption.
                    (4) With respect to Class B shares, assumes conversion to Class
                         A shares at the end of the eighth year, and therefore
                         reflects Class A expenses for years nine and ten.


                         The purpose of the foregoing tables is to show the various costs and expenses that an investor in each Fund will bear directly or indirectly. The information presented in the tables does not reflect the charge of $10.00 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the
                    Funds' fees and expenses, see the following sections of this
                    Prospectus: "Organization and Management of the Funds," "Initial
                    Sales Charge Alternative -- Class A Shares,"
          "Contingent Deferred
                    Sales Charge Alternative -- Class B and Class C Shares," and "How
                    to Buy Shares," and the following section of the SAI:
          "Investment
                    Advisory and Other Services."





















                    THE FUNDS' FINANCIAL HIGHLIGHTS

                         The information in the following tables (i) for all of the
                    Funds, other than Ivy International Fund, through
          December 31,
                    1995 and (ii) for Ivy International Fund for the years ended
                    December 31, 1992, 1993, 1994 and 1995 has been audited by
                    Coopers & Lybrand L.L.P., independent accountants. The information for Ivy International Fund for the year ended













                    December 31, 1991 and prior periods has been audited by other independent accountants. (Ivy Canada Fund and Ivy
          Global Fund
                    operated prior to their reorganization into the Trust on January
                    27, 1995 as Mackenzie Canada Fund (d/b/a Ivy Canada
          Fund) and
                    Mackenzie Global Fund (d/b/a Ivy Global Fund), respectively.) The report of Coopers & Lybrand L.L.P. on the Funds' financial statements appears in each Fund's Annual Report dated
          December
                    31, 1995, which are incorporated by reference into the SAI. Each
                    Fund's Annual Report contains further information about and management's discussion of the Fund's performance, and is
                    available to shareholders upon request and without charge from the Distributor at the address and phone number provided on the cover of this Prospectus. The information presented below should be read in conjunction with each Fund's financial statements and the notes thereto.

                         The inception date for Class C shares of the Funds is April
                    30, 1996. Accordingly, no financial information for these shares is presented below.


















































                       IVY CANADA FUND

                                                 CLASS A     CLASS B
          CLASS A
                                                 FOR THE     FOR THE
          FOR THE
                                                 YEAR        YEAR
          SIX MONTHS
                                                 ENDED       ENDED
          ENDED
                                                 DEC. 31,    DEC. 31,
          DEC. 31,
                                                 1995        1995
          1994

                    Net asset value,
                    beginning of period . . .    $ 8.90       $ 8.90
          $ 9.85
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .      (.19)(a)     (.20)(a)
          (.11)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .       .75          .71
          (.81)

                         Total from invest-
                         ment operations  . .       .56          .51
          (.92)

                       Less distributions from:













                       Net investment income       --           --
          --
                       Net realized gain  . .       .25          .20
          --
                       Capital paid-in  . . .      --           --
           .03

                         Total distributions        .25          .20
           .03

                    Net asset value, end of
                    period  . . . . . . . . .    $ 9.21       $ 9.21
          $ 8.90

                    Total return(%) . . . . .      6.37(c)      5.74(c)
          (9.38)(d)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .   $19,353       $1,142
          $23,296
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .      2.90         3.50
          2.44(b)
                       Without expense
                       reimbursement(%) . . . . . .3.23         3.83
           --
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .     (2.13)(a)    (2.73)(a)
          (1.85)(b)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        21           21
            36(b)
































          CLASS B
                                                                        FOR
          THE
                                                CLASS B     CLASS A
          PERIOD
                                                FOR THE     FOR THE
          APRIL 1,
                                                SIX MONTHS  YEAR
          1994
                                                ENDED       ENDED
          (COMMENCE-
                                                DEC. 31,    JUNE 30,
          MENT) TO
                                                1994        1994
          JUNE 30, 1994

                    Net asset value,
                    beginning of period . . .     9.85      $ 10.04      $
          10.16
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .     (.09)        (.11)
          (.02)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .     (.86)         .24
          (.29)

                         Total from invest-
                         ment operations  . .     (.95)         .13
          (.31)

                       Less distributions from:
                       Net investment income      --           --
          --
                       Net realized gain  . .     --            .31
          --
                       Capital paid-in  . . .     --            .01
          --

                         Total distributions      --            .32
          --

                    Net asset value, end of
                    period  . . . . . . . . .   $ 8.90       $ 9.85       $
          9.85

                    Total return(%) . . . . .    (9.64)(d)     1.05(c)
          (3.05)(d)
                    Ratios/supplemental data
                    Net assets, end of period












                    (in thousands)  . . . . .    $ 741      $34,549
          $ 227
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .    --            --
          --
                       Without expense
                       reimbursement(%) . . . . . .            3.03(b)
          2.05
                    2.68(b)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .    (2.44)(b)    (1.09)
          (1.72)(b)
                    Portfolio turnover
                    rate(%) . . . . . . . . .       36           62
           62(b)

















                                                          CLASS A

                                                                        FOR
          THE EIGHT
                                                   FOR THE YEAR
          MONTHS ENDED
                                                   ENDED JUNE 30,
          JUNE 30,
                                                   1993      1992
          1991

                    Net asset value,
                    beginning of period . . .    $ 7.43      $ 8.89     $
          8.55
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .      (.01)       (.12)
          (.03)












                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .      3.35       (1.34)
          .41

                         Total from invest-
                         ment operations  . .      3.34       (1.46)
          .38

                       Less distributions from:
                       Net investment income       --          --
          --
                       Net realized gain  . .       .73        --
          .04
                       Capital paid-in  . . .      --          --
          --

                         Total distributions        .73        --
          .04

                    Net asset value, end of
                    period  . . . . . . . . .   $ 10.04      $ 7.43     $
          8.89

                    Total return(%) . . . . .     47.10(c)   (16.42)(c)
          (6.59)(b)(c)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .   $30,971     $11,280
          $14,369
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .     --           --        --
                       Without expense
                       reimbursement(%) . . .      2.63        2.70
          2.78(b)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .     (1.41)      (1.39)
          (.52)(b)
                    Portfolio turnover
                    rate(%) . . . . . . . . .        32           2
          4(b)
































                                                              CLASS A
                                                                      FOR
          THE PERIOD
                                                                      NOV.
          18, 1987
                                                 FOR THE YEAR
          (COMMENCEMENT)
                                                 ENDED OCT. 31,       TO
          OCT. 31,
                                                 1990       1989      1988


                    Net asset value,
                    beginning of period . . .   $ 10.53     $ 10.15     $
          9.50*
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .       .02         .15(a)
          .17(a)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .     (1.98)        .50
          .57

                         Total from invest-
                         ment operations  . .     (1.96)        .65
          .74

                       Less distributions from:
                       Net investment income        .02         .24
          .07
                       Net realized gain  . .     --            .03
          .02
                       Capital paid-in  . . .     --          --

                         Total distributions        .02         .27
          .09

                    Net asset value, end of
                    period  . . . . . . . . .    $ 8.55     $ 10.53    $
          10.15












                    Total return(%) . . . . .    (18.69)(c)    6.41(c)
          8.15(b)(c)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .    $14,268    $16,807
          $5,360
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .     --           2.36
          1.91(b)
                       Without expense
                       reimbursement(%) . . .      2.89        3.14
          5.05(b)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .       .16        1.57
          1.86(b)
                    Portfolio turnover
                    rate(%) . . . . . . . . .         0           2
          3
                    ____________________________

                    (a) Net investment income (loss) is net of expense reimbursement from Manager.
                    (b)  Annualized.
                    (c)  Total return does not reflect a sales charge.
                    (d) Total return represents aggregate total and does not reflect a sales charge.












                    *  Price at inception excluding sales charge.
                    **   Shares of the Fund outstanding as of March 31,
          1994 were
                         designated Class A shares of the Fund.





















































































                       IVY CHINA REGION FUND
                                                         CLASS A

                                                                        FOR
          THE

          PERIOD OCT.
                                                FOR THE     FOR THE     23,
          1993
                                                YEAR        YEAR
          (COMMENCE-
                                                ENDED       ENDED
          MENT) TO
                                                DEC. 31,    DEC. 31,
          DEC. 31,
                                                1995        1994
          1993

                    Net asset value,
                    beginning of period . . .   $ 8.61      $ 11.55      $
          10.00
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . . . .      .14          .05
          (.01)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .     (.01)       (2.91)
          1.57

                         Total from invest-
                         ment operations  . .      .13        (2.86)
          1.56

                       Less distributions from:
                       Net investment income       .14          .05
          --
                       In excess of net
                       investment income  . .       --          .03
          --
                       In excess of net
                       realized gain  . . . .      .02           --
          --
                       Capital paid-in  . . .       --            --
          .01

                         Total distributions       .16          .08
          .01

                    Net asset value, end of
                    period  . . . . . . . . .   $ 8.58       $ 8.61      $
          11.55












                    Total return(%) . . . . .     1.59(b)    (24.88)(b)
          15.65(c)

                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .    $12,855     $13,180     $
          8,371
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .     2.20         2.20
          1.98(d)
                       Without expense
                       reimbursement(%) . . .     2.73         2.76
          2.45(d)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%)(a)  .     1.61          .55
          (.91)(d)
                    Portfolio turnover
                    rate(%) . . . . . . . . .       25           4
          0













                                                         CLASS B

                                                                        FOR
          THE

          PERIOD OCT.
                                                FOR THE     FOR THE     23,
          1993
                                                YEAR        YEAR
          (COMMENCE-
                                                ENDED       ENDED
          MENT) TO
                                                DEC. 31,    DEC. 31,
          DEC. 31,
                                                1995        1994
          1993
                    Net asset value,
                    beginning of period . . .   $ 8.61      $ 11.55      $
          10.00












                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . . . .      .08         (.02)
          (.02)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .     (.02)       (2.92)
          1.57

                         Total from invest-
                         ment operations  . .      .06        (2.94)
          1.55

                       Less distributions from:
                       Net investment income       .08        --
          --
                       In excess of net
                       realized gain  . . . .      .01        --
          --

                         Total distributions       .09         --
          --

                    Net asset value, end of
                    period  . . . . . . . . .   $ 8.58       $ 8.61      $
          11.55

                    Total return(%) . . . . .      .83(b)    (24.45)(b)
          15.50(c)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .   $  6,905     $ 7,336     $
          3,565
                    Ratio of expenses to
                    average daily net assets:
                       With expense
                       reimbursement(%) . . .     2.95         2.95
          2.74(d)
                       Without expense
                       reimbursement(%) . . .     3.48         3.51
          3.20(d)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) (a) .      .86         (.20)
          (1.66)(d)
                    Portfolio turnover rate(%)      25           4
          0
                    _________________

                    (a) Net investment income (loss) is net of expense reimbursed by
                         Manager.












                    (b)  Total return does not reflect a sales charge.
                    (c) Total return represents aggregate total return and does not reflect a sales charge.
                    (d)  Annualized.












                       IVY GLOBAL FUND

                                                    CLASS A           CLASS
          B
                                                        FOR THE YEAR ENDED
                                                           DECEMBER 31,

                                                       1995            1995


                    Net asset value,
                    beginning of period . . .         $ 11.23       $
          11.23

                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . . . .             .09          --
                       Net gain (loss) on
                       investments (both realized
                       and unrealized)  . . .            1.25
          1.25

                       Total from invest-
                       ment operations  . . .            1.34
          1.25

                       Less distributions from:
                       Net investment income              .04
          --
                       Net realized gain  . .             .49
          .45
                       In excess of net realized
                       gain . . . . . . . . .             .07
          .06
                       Capital paid-in  . . .              --
          --












                         Total distributions              .60
          .51

                    Net asset value, end of
                    period  . . . . . . . . .         $ 11.97       $
          11.97

                    Total return(%) . . . . .           12.08(e)
          11.25(e)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .         $21,264       $
          4,811
                    Ratio of expenses to
                    average daily net
                    assets:
                       With expense
                       reimbursement(%) . . .            2.20
          2.95
                       Without expense
                       reimbursement(%) . . .            2.46
          3.21
                    Ratio of net investment
                    income to average daily
                    net assets (%)(a) . . . .             .71
          (.04)
                    Portfolio turnover
                    rate(%) . . . . . . . . .              53
          53

















                                                    CLASS A           CLASS
          B
                                                        FOR THE SIX MONTHS
                                                         ENDED DECEMBER 31,

                                                       1994            1994














                    Net asset value,
                    beginning of period . . .         $ 11.52       $
          11.52

                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . . . .              --
          (.03)
                       Net gain (loss) on
                       investments (both realized
                       and unrealized)  . . .            (.10)
          (.12)

                       Total from invest-
                       ment operations  . . .            (.10)
          (.15)

                       Less distributions from:
                       Net investment income               --            --
                       Net realized gain  . .             .09
          .08
                       In excess of net
                       realized gain  . . . .              --            --
                       Capital paid-in  . . .             .10
          .06

                         Total distributions              .19
          .14

                    Net asset value, end of
                    period  . . . . . . . . .         $ 11.23       $
          11.23

                    Total return(%) . . . . .           (1.00)(f)
          (1.37)(f)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .        $ 19,327        $
          2,956
                    Ratio of expenses to
                    average daily net
                    assets:
                       With expense
                       reimbursement(%) . . .            2.20(b)
          2.95(b)
                       Without expense
                       reimbursement(%) . . .            2.34(b)
          3.09(b)
                    Ratio of net investment
                    income to average daily
                    net assets (%)(a) . . . .            (.06)(b)
          (.81)(b)
                    Portfolio turnover












                    rate(%) . . . . . . . . .              23(b)
          23(b)



















                                                  CLASS A           CLASS B

                                                                    FOR THE
          PERIOD
                                                                    APRIL
          1, 1994
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED JUNE 30,    TO JUNE
          30,
                                                  1994              1994


                    Net asset value,
                    beginning of period . . .         $ 10.62          $
          12.12

                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . . . .             --
          (.01)
                       Net gain (loss) on
                       investments (both realized
                       and unrealized)  . . .            1.79
          (.04)

                       Total from invest-
                       ment operations  . . .            1.79
          (.05)

                       Less distributions from:













                       Net investment income              .01
          --
                       Net realized gain  . .             .88
          .55
                       In excess of net
                       realized gain  . . . .             --
          --
                       Capital paid-in  . . .             --
          --

                         Total distributions              .89
          .55

                    Net asset value, end of
                    period  . . . . . . . . .         $ 11.52          $
          11.52

                    Total return(%) . . . . .           16.71(e)
          (.38)(f)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .        $17,393           $
          376
                    Ratio of expenses to
                    average daily net
                    assets:
                       With expense
                       reimbursement(%) . . .            2.20
          2.95(b)
                       Without expense
                       reimbursement(%) . . .            2.42
          3.17(b)
                    Ratio of net investment
                    income to average daily
                    net assets(%)(a)  . . . .             .01
          (.74)(b)
                    Portfolio turnover
                    rate(%) . . . . . . . . .              85
          85




























                                                             CLASS A

                                                    FOR THE YEAR ENDED JUNE
          30,
                                                 1993         1992
          1991(D)

                    Net asset value,
                    beginning of period .      $ 10.55     $   9.40    $
          10.00*

                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss)(a)  . . . .          .03          .06
          .02
                       Net gain (loss) on
                       investments (both
                       realized and
                       unrealized)  . . .          .44         1.79
          (.61)

                       Total from invest-
                       ment operations  .          .47         1.85
          (.59)

                       Less distributions from:
                       Net investment income       .03          .06
          .01
                       Net realized gain           .37          .62
          --
                       In excess of net
                       realized gain  . .           --           --
          --
                       Capital paid-in  .           --          .02
          --

                         Total distributions       .40          .70
          .01

                    Net asset value, end of
                    period  . . . . . . .      $ 10.62     $  10.55    $
          9.40

                    Total return (%)  . .         4.54(e)     19.91(e)
          (24.65)(b)(e)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . .      $12,391     $  8,780    $
          1,667
                    Ratio of expenses to
                    average daily net
                    assets:












                       With expense
                       reimbursement(%) .         1.95         2.02
          2.50(b)
                       Without expense
                       reimbursement(%) .         2.76         2.97
          11.70(b)
                    Ratio of net investment
                    income to average daily
                    net assets (%)(a) . .          .38          .82
          .81(b)
                    Portfolio turnover
                    rate(%) . . . . . . .           67           59
          24(b)

                    ___________________

                    (a)  Net investment income is net of expense
          reimbursements from
                         Manager.
                    (b)  Annualized.
                    (c) Effective November 2, 1991 MIMI voluntarily reimburses the












                         Fund for expenses (excluding 12b-1 fees) in excess
          of 1.95%
                         of its average daily net assets.  Prior to
          November 1, 1991
                         the reimbursement rate was 2.35%.  The voluntary
          portion of
                         the expense reimbursement may be terminated or
          revised at
                         any time.
                    (d)  April 18, 1991 (commencement) to June 30, 1991.
                    (e)  Total return does not reflect a sales charge.
                    (f) Total return represents aggregate total return and does not reflect a sales charge.
                     *   Price at inception excluding sales charge.
                    **   Shares of the Fund outstanding as of March 31,
          1994 were
                         redesignated Class A shares of the Fund.

































































                       IVY INTERNATIONAL FUND














                                                                 CLASS A

                                                     FOR THE YEAR ENDED
          DECEMBER 31,
                                                      1995       1994
          1993

                    Net asset value,
                    beginning of period . . . .     $  27.60    $  27.71
          $  18.88
                       Income (loss) from
                       investment operations:
                       Net investment income  .          .25         .07
             .12
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . . .         3.22        1.01
            9.01

                         Total from investment
                         operations . . . . . .         3.47        1.08
            9.13

                       Less distributions from:
                       Net investment income  .          .25         .07
             .08
                       Net realized gain  . . .          .12        1.11
             .22
                       In excess of net realized
                       gain . . . . . . . . . .          .03          --
              --
                       Capital Paid-in  . . . .           --         .01
              --

                         Total distributions  .          .40        1.19
             .30

                    Net asset value, end of
                    period  . . . . . . . . . .      $ 30.67    $  27.60
          $  27.71

                    Total return(%)(d)  . . . .        12.65        3.92
           48.37
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .      $475,989   $229,586
          $172,539
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . . .         1.52        1.58
            1.61
                    Ratio of net investment
                    income to average daily












                    net assets(%) . . . . . . .          .97         .30
             .56
                    Portfolio turnover
                    rate(%) . . . . . . . . . .            6           7
              19























                                                                 CLASS A

                                                     FOR THE YEAR ENDED
          DECEMBER 31,
                                                      1992       1991
          1990

                    Net asset value,
                    beginning of period . . . .     $  19.37    $  16.98
          $  20.31
                       Income (loss) from
                       investment operations:
                       Net investment income  .          .27(a)      .26
             .50
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . . .         (.26)       2.61
           (3.13)

                         Total from investment
                         operations . . . . . .          .01        2.87
           (2.63)

                       Less distributions from:













                       Net investment income  .          .27         .26
             .51
                       Net realized gain  . . .          .23         .22
             .19
                       In excess of net
                       realized gain  . . . . .           --          --
              --
                       Capital Paid-in  . . . .           --          --
              --

                         Total distributions  .          .50         .48
             .70

                    Net asset value, end of
                    period  . . . . . . . . . .     $  18.88    $  19.37
          $  16.98

                    Total return(%)(d)  . . . .          .07       16.93
          (12.97)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .     $109,637    $ 97,486
          $ 64,651
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . . .         1.71(b)     1.64
            1.66
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . . .         1.36(a)     1.50
            2.50
                    Portfolio turnover
                    rate(%) . . . . . . . . . .           20          27
              29




































                                                                 CLASS A

                                                     FOR THE YEAR ENDED
          DECEMBER 31,
                                                      1989       1988
          1987

                    Net asset value,
                    beginning of period . . . .     $  16.62    $  12.90
          $  12.40
                       Income (loss) from
                       investment operations:
                       Net investment income  .          .27         .12
             .04
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . . .         4.43        3.71
            2.38

                         Total from investment
                         operations . . . . . .         4.70        3.83
            2.42

                       Less distributions from:
                       Net investment income  .          .17         .11
             .05
                       Net realized gain  . . .          .84          --
            1.87
                       In excess of net
                       realized gain  . . . . .           --          --
              --
                       Capital Paid-in  . . . .           --          --
              --

                         Total distributions  .         1.01         .11
            1.92

                    Net asset value, end of
                    period  . . . . . . . . . .     $  20.31    $  16.62
          $  12.90

                    Total return(%)(d)  . . . .        28.26       29.72
           19.51
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .     $ 58,469    $ 23,637
          $ 21,146
                    Ratio of expenses to
                    average daily net












                    assets(%) . . . . . . . . .         1.80        1.93
            1.88
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . . .         1.20         .80
             .40
                    Portfolio turnover
                    rate(%) . . . . . . . . . .           23          45
              47

























                                                     CLASS A
                                                     FOR THE YEAR ENDED
                                                     DECEMBER 31,
                                                     1986

                    Net asset value,
                    beginning of period . . . .     $  10.07
                       Income (loss) from
                       investment operations:
                       Net investment income  .          .03
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . . .         2.37

                         Total from investment
                         operations . . . . . .         2.40

                       Less distributions from:
                       Net investment income  .          .07












                       Net realized gain  . . .           --
                       In excess of net
                       realized gain  . . . . .           --
                       Capital Paid-in  . . . .           --

                         Total distributions  .          .07

                    Net asset value, end of
                    period  . . . . . . . . . .     $  12.40

                    Total return(%)(d)  . . . .        11.21(e)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . .     $  9,587
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . . .         2.00
                    Ratio of net investment
                    income to average daily
                    net assets(%) . . . . . . .          .30
                    Portfolio turnover
                    rate(%) . . . . . . . . . .           20
























                                                           CLASS B

                                                                        FOR
          THE

          PERIOD OCT.
                                                FOR THE     FOR THE     23,
          1993












                                                YEAR        YEAR
          (COMMENCE-
                                                ENDED       ENDED
          MENT) TO
                                                DEC. 31,    DEC. 31,
          DEC. 31,
                                                1995        1994
          1993

                    Net asset value,
                    beginning of period . . . $  27.60     $  27.71     $
          25.86
                       Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .      .01         (.10)
          (.01)
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .     3.20          .91
          2.12

                         Total from investment
                         operations . . . . .
                   3.21          .81         2.11

                       Less distributions from:
                       Net investment income       .01           --
          .04
                       Net realized gain  . .      .10          .90
          .22
                       In excess of net realized
                       gain . . . . . . . . .      .03        --
           --
                       Capital Paid-in  . . .        --         .02
           --

                         Total distributions       .14          .92
          .26

                    Net asset value, end of
                    period  . . . . . . . . .  $ 30.67      $ 27.60      $
          27.71

                    Total return(%) . . . . .    11.62(d)      2.96(d)
          7.65(f)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .  $ 74,650     $ 30,143     $
          2,846
                    Ratio of expenses to
                    average daily net













                    assets(%) . . . . . . . .     2.44         2.50
          2.59(c)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .      .05         (.62)
          (.42)(c)
                    Portfolio turnover
                    rate(%) . . . . . . . . .         6            7
            19



















                                                             CLASS I
                                                                   FOR THE
          PERIOD
                                                                   OCT. 6,
          1993
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED DEC. 31,   TO DEC.
          31.
                                                  1995             1994

                    Net asset value,
                    beginning of period . . .        $  27.60        $
          29.06
                    Income (loss) from
                       investment operations:
                       Net investment income
                       (loss) . . . . . . . .             .30
          .03
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .            3.22
          (.49)

                         Total from investment












                         operations . . . . .            3.52
          (.46)

                       Less distributions from:
                       Net investment income              .30
          .03
                       Net realized gain  . .             .12
          .92
                       In excess of net realized
                       gain . . . . . . . . .             .03
          --
                       Capital Paid-in  . . .              --
          .05

                         Total distributions              .45
          1.00

                    Net asset value, end of
                    period  . . . . . . . . .        $  30.67        $
          27.60

                    Total return(%) . . . . .           12.85(d)
          (1.64)(f)
                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . .        $ 13,020          $
          4,921
                    Ratio of expenses to
                    average daily net
                    assets(%) . . . . . . . .            1.35
          1.41(c)
                    Ratio of net investment
                    income (loss) to average
                    daily net assets(%) . . .            1.14
          .47(c)
                    Portfolio turnover
                    rate(%) . . . . . . . . .               6
           7
                    _________________________

                    (a)  Net investment income is net of expense
          reimbursements from
                         IMI.
                    (b) The ratio of expenses to average daily net assets is net of expense reimbursements from IMI. If IMI had not reimbursed expenses during the year ended December 31, 1992, the ratio of expenses to average daily net assets would have been
                         1.80%.























                    (c)  Annualized.
                    (d)  Total return does not reflect a sales charge.
                    (e)  For the period 4/1/86 through 12/31/86.
                    (f)  Total return represents aggregate total return
          (not
                         annualized) and does not reflect a sales charge.

                      *  Ivy International Fund's subadviser is Northern
          Cross
                         Investments Limited. Ivy International Fund has had the
                         following subadvisers:  Boston Overseas Investors,
          Inc.,
                         from 7/1/90 through 3/31/93; and Marsh &
          Cunningham, from
                         11/15/85 through 6/30/90.


































































                       IVY LATIN AMERICA STRATEGY FUND

                                                              CLASS A
                                                                    FOR THE
          PERIOD
                                                                    NOV. 1,
          1994
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED DEC. 31,    TO DEC.
          31,
                                                  1995              1994

                    Net asset value,
                    beginning of period . . . . .    $   8.37     $
          10.00
                      Loss from investment
                      operations:
                      Net investment income (a) .         .01
          --
                      Net loss on investment
                      transactions (both
                      realized and unrealized)  .       (1.45)
          (1.63)

                      Total from investment
                      operations  . . . . . . . .       (1.44)
          (1.63)













                      Less distributions from:
                      Capital paid-in . . . . . .         .05
          --

                        Total distributions . . .         .05
          --

                    Net asset value, end of
                    period  . . . . . . . . . . .    $   6.88     $
          8.37

                    Total return(%) . . . . . . .      (17.28)(c)
          (16.10)(b)

                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . . .    $  2,015     $
          571
                    Ratio of expenses to average
                    daily net assets
                      With expense reimbursement
                      and fees paid indirectly
                      (%)(e)  . . . . . . . . . .        2.20
          2.20(d)
                      Without expense reim-
                      bursement and fees paid
                      indirectly(%)(e)  . . . . .        9.26
          16.22(d)
                    Ratio of net investment
                    income to average daily
                    net assets(%)(a)  . . . . . .         .22
          .21(d)
                    Portfolio turnover rate(%)  .          45
          82(d)
































                                                              CLASS B
                                                                    FOR THE
          PERIOD
                                                                    NOV. 1,
          1994
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED DEC. 31,    TO DEC.
          31,
                                                  1995              1994


                    Net asset value,
                    beginning of period . . . . .    $   8.37     $
          10.00
                      Loss from investment
                      operations:
                      Net investment loss (a) . .        (.02)
          (.01)

                      Net loss on investment
                      transactions (both
                      realized and unrealized)  .       (1.47)
          (1.62)

                        Total from investment
                        operations  . . . . . . .       (1.49)
          (1.63)

                    Net asset value, end of
                    period  . . . . . . . . . . .    $   6.88     $
          8.37

                    Total return(%) . . . . . . .      (17.90)(c)
          (16.20)(b)

                    Ratios/supplemental data:
                    Net assets, end of period
                    (in thousands)  . . . . . . .    $    684     $
          122
                    Ratio of expenses to average
                    daily net assets
                      With expense reimbursement
                      and fees paid indirectly
                      (%)(e)  . . . . . . . . . .        2.95
          2.95(d)
                      Without expense reim-
                      bursement and fees paid
                      indirectly(%)(e)  . . . . .       10.01
          16.97(d)
                    Ratio of net investment
                    loss to average daily
                    net assets(%)(a)  . . . . . .        (.53)
          (.54)(d)












                    Portfolio turnover rate(%)  .          45
          82(d)
                    _________________________

                    (a) Net investment income (loss) is net of expenses reimbursed by Manager.
                    (b) Total return represents aggregate total return and does not reflect a sales charge.
                    (c)  Total return does not reflect a sales charge.
                    (d)  Annualized.
                    (e) Beginning in 1995, total expenses include fees paid
                         indirectly through an expense offset
          arrangement.

















                       IVY NEW CENTURY FUND

                                                              CLASS A
                                                                    FOR THE
          PERIOD
                                                                    NOV. 1,
          1994
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED DEC. 31,    TO DEC.
          31,
                                                  1995              1994


                    Net asset value, beginning
                    of period . . . . . . . .          $ 8.64         $
          10.00
                       Income (loss) from
                       investment operations:
                       Net investment income(a).          .01
          --












                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .             .54
          (1.36)

                         Total from investment
                         operations . . . . .             .55
          (1.36)

                       Less distribution from:
                       Net investment income              .01
          --
                       Net realized gain  . .             .10
          --
                       In excess of net realized
                       gain . . . . . . . . .             .03
          --

                         Total distributions              .14
          --

                    Net asset value, end of
                    period  . . . . . . . . .          $ 9.05          $
          8.64

                    Total return(%) . . . . .            6.40(b)
          (13.50)(c)
                    Ratios/supplemental data
                    Net assets, end of period
                    (in thousands)  . . . . .          $ 3,435         $
          611
                    Ratio of expenses to average
                    daily net assets:
                       With expense
                       reimbursement(%)(e)  .            2.20
          2.20(d)
                       Without expense
                       reimbursement(%)(e)  .            7.18
          20.74(d)
                    Ratio of net investment income
                    to average daily net assets(%)(a)     .24
          .52(d)
                    Portfolio turnover rate(%)                          14
          0(d)































                                                              CLASS B
                                                                    FOR THE
          PERIOD
                                                                    NOV. 1,
          1994
                                                  FOR THE YEAR
          (COMMENCEMENT)
                                                  ENDED DEC. 31,    TO DEC.
          31,
                                                  1995              1994


                    Net asset value, beginning
                    of period . . . . . . . .          $ 8.64         $
          10.00
                       Income (loss) from investment
                       operations:
                       Net investment loss(a)            (.02)           --
                       Net gain (loss) on
                       investment transactions
                       (both realized and
                       unrealized)  . . . . .             .51
          (1.36)

                         Total from investment
                         operations . . . . .             .49
          (1.36)

                       Less distributions from:
                       Net realized gain  . .             .08            --


                         Total distributions              .08            --


                    Net asset value, end of
                    period  . . . . . . . . .          $ 9.05          $
          8.64

                    Total return(%) . . . . .            5.62(b)
          (13.60)(c)
                    Ratios/supplemental data
                    Net assets, end of period













                    (in thousands)  . . . . .           $ 945           $
          121
                    Ratio of expenses to average
                    daily net assets:
                       With expense reimbursement(%)(e)  2.95
          2.95(d)
                       Without expense
                       reimbursement(%)(e)  .            7.93
          21.49(d)
                    Ratio of net investment income
                    (loss) to average daily net
                    assets(%)(a)  . . . . . .            (.51)
          (.23)(d)
                    Portfolio turnover rate(%)
          14  0(d)

                    ________________

                    (a) Net investment income (loss) is net of expenses reimbursed by Manager.
                    (b)  Total return does not reflect a sales charge.
                    (c) Total return represents aggregate total return and does not reflect a sales charge.
                    (d)  Annualized.
                    (e) Beginning in 1995, total expenses include fees paid
                         indirectly through an expense offset
          arrangement.














                    INVESTMENT OBJECTIVES AND POLICIES

                         Each Fund has its own investment objective and policies,
                    which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Trustees without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment
                    Techniques," below, and the SAI.

                         Whenever an investment objective, policy or restriction of a
                    Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise
                    indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

                         IVY CANADA FUND: Ivy Canada Fund seeks long-term capital
                    appreciation by investing primarily in equity securities of
                    Canadian companies. Canada is one of the world's leading
                    industrial countries and a major exporter of agricultural
                    products. The country is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

                         To meet its objective, the Fund normally invests at least
                    65% of its total assets in Canadian equity securities
          (i.e.,
                    common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada.
          Canadian
                    issuers are companies (i) organized under the laws of Canada,
                    (ii) for which the principal securities trading market is in
                    Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian
                    Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's
          Investor












                    Services, Inc. ("Moody's) or AAA or AA by Standard and
          Poor's
                    Corporation ("S&P"), or if not rated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the
          Fund's












                    Adviser), (iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs")),
          (iv) U.S.
                    Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or
                    BBB or higher by S&P, or if unrated, are considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

                         The Fund may purchase securities on a
          "when-issued" or firm
                    commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the
                    Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes, the Fund may invest
                    without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian
                    Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (i) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by
                    S&P, or if not rated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) of banks
                    considered creditworthy by MFC under guidelines approved by the
                    Trust's Board of Trustees, and (iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

                         IVY CHINA REGION FUND: Ivy China Region Fund's principal
                    investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The
                    Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and
                    Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore,
                    Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").


                         The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a)
                    that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50%
                    of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China

























                    Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries.
          IMI's
                    determination as to whether a company qualifies as a Greater
                    China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China
          Region
                    country, and currently expects to invest more than 50% of its total assets in Hong Kong.

                         The balance of the Fund's assets ordinarily are invested in
                    (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater
          China
                    growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the
                    China Region. The investment-grade debt securities in which the
                    Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong
                    Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and
          (c)













                    obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality).

                         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality
                    (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either
                    Moody's or S&P. (As of the fiscal year ended December 31, 1995, the Fund held no low-rated debt securities in its portfolio.)


                         The Fund may lend portfolio securities valued at not more
                    than 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies that invest in equity securities of Greater China growth companies or China
          Region
                    associated companies, and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater
          China
                    associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

                         IVY GLOBAL FUND: The Fund seeks long-term capital growth
                    through a flexible policy of investing in stocks and debt
                    obligations of companies and governments of any nation.
          Any













                    income realized will be incidental. Under normal conditions, the
                    Fund invests at least 65% of its total assets in issuers
                    domiciled in at least three different nations
          (including the
                    United States). Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs and investment-grade debt securities
          (i.e.,
                    those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

                         The Fund may lend portfolio securities valued at not more
                    than 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an
                    outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by
                    Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

                         The Fund may purchase put and call options stock indices,
                    provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the
                    Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 20% of its total assets.

                         IVY INTERNATIONAL FUND: The Fund's principal objective is
                    long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the
                    Fund's total assets will be invested in common stocks
          (and
                    securities convertible into common stocks) principally traded in
                    European, Pacific Basin and Latin America markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund's subadviser,
                    Northern Cross Investments Limited (the "Subadviser"), invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. The Subadviser seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities ares selected based
                    on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $100 million in capitalization and a solid history of operations.

                         When economic or market conditions warrant, the Fund may
                    invest without limit in U.S. Government securities, investment-
                    grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by the
                    Subadviser to be of comparable quality), preferred stocks, warrants, or cash or cash equivalents such as bank obligations
                    (including certificates of deposit and banders' acceptances), commercial paper, short-term notes and repurchase agreements.
                    For temporary or emergency purposes, the Fund may borrow up to
                    10% of the value of its total assets from banks.

                         The Fund may lend portfolio securities valued at not more
                    than 30% of the Fund's total assets, engage in currency exchange transactions and enter into forward foreign currency contracts.























                    The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the
                    Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

                         IVY LATIN AMERICA STRATEGY FUND: The Fund has a principal
                    investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective.
                    Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central
                    America, South America and the Spanish-speaking islands of the












                    Caribbean. Securities of Latin American issuers include (a)
                    securities of companies organized under the laws of a Latin
                    American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin
                    America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries.
          Under
                    present conditions, the Fund expects to focus its investments in
                    Argentina, Brazil, Chile, Mexico and Venezuela, which
          IMI
                    believes are the most developed capital markets in Latin America.
                    The Fund does not expect to concentrate its investments in any particular industry.

                         The Fund's equity investments consist of common stock,
                    preferred stock (either convertible or
          non-convertible),
                    sponsored or unsponsored depository receipts (including
          ADRs,
                    American Depository Shares, and Global Depository
          Shares) and
                    warrants (any of which may be purchased through rights). The
                    Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.













                         The Fund may invest in debt securities (including zero












                    coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities
                    issued by Latin American Governments ("Sovereign Debt"). Most of
                    the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-
                    grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds. (As of the fiscal year ended December 31, 1995, the Fund held no debt securities in its portfolio.)

                         To meet redemptions, or while the Fund is anticipating
                    investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and banders' acceptances), commercial
                    paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's
                    assets).

                         The Fund may lend portfolio securities valued at not more
                    than 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies that invest in Latin
                    American securities, and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities). The Fund will treat any Latin
                    American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities
                    issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
                    stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed












                    15% of its total assets.

                         IVY NEW CENTURY FUND: The Fund's principal objective is












                    long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be
                    "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are
          classified by the
                    United Nations (or otherwise regarded by their authorities) as
                    "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities
          (including
                    common and preferred stocks, convertible debt obligations, warrants, options, rights and depository receipts that are listed on stock exchanges or traded over-the-counter) of "Emerging
                    Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

                         In recent years, many emerging market countries around the world have undergone political changes that have reduced
                    government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic
                    materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging
                    market countries from which the Fund and its shareholders will benefit.

                         The Fund normally invests its assets in the securities of
                    issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial
                    statements, reports, analyses and other pertinent information
                    (some of which may be obtained directly from the company).

                         For purposes of capital appreciation, the Fund may invest up to 35% of its assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the
                    United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and banders'
                    acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

                         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by
                    S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).
                    (As of the fiscal year ended December 31, 1995, the Fund held no low-rated debt securities in its portfolio.)

                         For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the
                    Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may lend portfolio securities valued at not more than 30% of the Fund's total assets, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) other investment
                    companies that invest in Emerging Markets growth companies, and












                    (ii) up to 15% of its assets in restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
                    stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed
                    15% of its total assets.

                    RISK FACTORS AND INVESTMENT TECHNIQUES

                         SPECIAL CONSIDERATIONS RELATED TO IVY CANADA FUND:
          The
                    economy of Canada is strongly influenced by the activities of companies involved in the production and processing of natural resources, particularly those involved in the energy industry, industrial materials (e.g., chemicals, base metals, timber and paper) and agricultural materials (e.g., grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of
                    exploration projects.














                         SPECIAL CONSIDERATIONS RELATED TO IVY CHINA REGION
          FUND:
                    Investors should realize that China Region countries may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets.
                    In addition, several China Region countries have had hostile relations with neighboring nations. For example, China continues to claim sovereignty over Taiwan, and is scheduled to assume sovereignty over Hong Kong in 1997.

                         China Region countries tend to be heavily dependent on
                    international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United












                    States, Japan and Western European countries).
          Protectionist
                    trade legislation, reduction of foreign investment in China
                    Region economies and general declines in the international securities markets could have a significant adverse effect on the
                    China Region securities markets.  In addition, certain
          China
                    Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

                         To take advantage of potential growth
          opportunities, the
                    Fund might have significant investments in companies with
                    relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market
                    movements than the securities of larger more established
                    companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk.
                    In addition, to the extent that any China Region country
                    experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.
                    Finally, restriction on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses. The SAI contains additional information concerning the risks associated with investing in the China Region.
          "Selected
                    Economic and Market Data" for China Region countries also appears in an Appendix to this Prospectus.

                         SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL FUND
          AND IVY
                    INTERNATIONAL FUND, AND IVY NEW CENTURY FUND: The risks of investing in foreign securities (described below) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or
                    developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action
                    (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets).
                    Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. Finally, many emerging markets have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times
                    accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. In light of the Ivy New Century Fund's concentration in equity securities of
                    Emerging Market growth companies (as defined above), an investment in the Fund should be considered speculative.

                         SPECIAL CONSIDERATIONS RELATED TO IVY LATIN
          AMERICA STRATEGY
                    FUND: The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States.
                    This could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investor perception, whether or not based on fundamental
                    analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

                         For many years, most Latin American countries have
                    experienced substantial (and in some periods extremely high)
                    rates of inflation, which have had and may continue to have very negative effects on the economies and securities markets of these countries. In addition, certain Latin American countries are among the largest debtors to commercial banks and foreign
                    governments, and some have declared moratoria on the payment of principal and/or interest on external debt.
          Accordingly, the
                    Sovereign Debt instruments in which the Fund may invest involve a high degree of risk and should be considered equivalent in quality to debt securities rated below investment-grade by
                    Moody's and S&P.

                         The Fund is classified as a non-diversified investment
                    company under the 1940 Act, and therefore may invest, with respect to 50% of its assets, more than 5% its assets in the securities of any one issuer. Consequently, the performance of a single issuer in which the Fund has invested may have a more significant effect on the overall performance of the Fund than if the Fund was a diversified company.












                         BANK OBLIGATIONS: The bank obligations in which the Funds
                    may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to
                    obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit
          Insurance
                    Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

                         BORROWING: Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the
                    Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

                         COMMERCIAL PAPER: Commercial paper represents short-term
                    unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies.  Each
          Fund's
                    investments in commercial paper are limited to obligations rated
                    Prime-1 by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

                         CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks.
          Because
                    convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

                         DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases.
          Conversely,













                    rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

                              U.S. GOVERNMENT SECURITIES:  U.S. Government
          securities
                    are obligations of, or guaranteed by, the U.S.
          Government, its
                    agencies or instrumentalities. Such securities include:
          (1)
                    direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities).
          When such
                    securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S.
          Government,
                    and thus they are of the highest possible credit quality. U.S.
                    Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.













                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of
                    falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security.
                    Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life. Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

                              INVESTMENT-GRADE DEBT SECURITIES:   Bonds
          rated Aaa by
                    Moody's and AAA by S&P are judged to be of the best quality
                    (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality
                    (i.e., capacity to pay interest and repay interest is very strong and differs from the highest rated issues only to a small
                    degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                    Bonds rated Baa/BBB (considered by Moody's to be "medium grade"
                    obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment
                    characteristics and have some speculative characteristics).

                              LOW-RATED DEBT SECURITIES: Securities rated lower than
                    Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in Ivy Latin
          America
                    Strategy Fund and Ivy New Century Fund, in particular, should be willing to accept the special risks associated with these
                    securities.

                         While high yield debt securities are likely to have some
                    quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such












                    securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional
                    information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by
                    Moody's and S&P).

                         FOREIGN SECURITIES: The foreign securities in which the
                    Funds invest may include non-U.S. dollar-denominated corporate debt securities, Eurodollar securities, sponsored or unsponsored
                    ADRs and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Funds'
                    investments, generally.

                         In many foreign countries, there is less regulation of
                    business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs.
          There also
                    tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the
                    United States. These risks may be intensified in certain emerging markets countries (e.g., in Latin America and parts of Europe).
                    Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

                         Other risks include the possibility of
          expropriation,
                    nationalization or confiscatory taxes, foreign exchange controls
                    (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, high rates of inflation (especially in emerging markets countries) difficulties in enforcing foreign judgments, political
                    or social instability, or other developments that could adversely affect the Funds' foreign investments.












                         FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually
                    effects its currency exchange transactions on a spot (i.e., cash)
                    basis at the spot rate prevailing in the foreign exchange market.













                    However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected
                    unfavorably by the relative rates of exchange between the
                    currencies of different nations.

                         FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign
                    currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price.
                    When a Fund enters into a forward foreign currency contract, it will hold cash, debt instruments or equity securities in a segregated account with its custodian in an amount equal (on a marked-to-market basis) to the amount of the commitments under the contract. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the
                    Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         LENDING OF PORTFOLIO SECURITIES: Loans of securities by a
                    Fund are collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. There may be risks of delay in receiving additional collateral, or risks of delay in recovery of the securities or even loss of rights in the collateral, should the borrower of the securities fail financially.

                         OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities.
                    These techniques may involve derivative transactions such as purchasing put and call options, selling call options, and engaging in transactions in currency rate futures, stock index futures and related options.

                         A Fund may invest in options on securities in accordance
                    with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. When a Fund writes a put or call option, it will segregate assets, such as cash, U.S. Government securities or other high grade debt
                    securities, or "cover" its position in accordance with the
                    Investment Company Act of 1940, as amended (the "1940
          Act").

                         A Fund may also enter into futures transactions in
                    accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. When a Fund enters into a futures contract, it will make any necessary "margin" deposits and segregate assets, such as cash, U.S. Government securities or other liquid high- grade debt obligations, to "cover" its
                    position in accordance with the 1940 Act.

                          Investors should be aware that the risks associated with
                    the use of options and futures are considerable.
          Options and
                    futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a
                    particular position due to the lack of a liquid secondary market.
                    For further information regarding the use of options and futures transactions and any associated risks, see the SAI.













                         REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the
                    instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the
                    Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

                         RESTRICTED AND ILLIQUID SECURITIES: There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
          In
                    addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded.

                         SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of
                    an investment company, a Fund will bear its ratable share o f the investment company's expenses (including management fees, in the case of a management investment company).

                         "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS:
          Purchasing
                    securities on a "when-issued" basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

                         ZERO COUPON BONDS: Zero coupon bonds are debt obligations
                    issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations
                    in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the
                    amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

                         Each of the Funds, other than Ivy Latin America
          Strategy
                    Fund, is organized as a separate, diversified portfolio of the
                    Trust, an open-end management investment company organized as a
                    Massachusetts business trust on December 21, 1983. Ivy
          Latin
                    America Strategy Fund is organized as a non-diversified portfolio
                    (see "Special Considerations Related to Ivy Latin
          America
                    Strategy Fund," above). The business and affairs of each Fund are managed under the direction of the Trustees.
          Information about
                    the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 13 series of shares. Each of the Funds has three classes of shares designated as Class A, Class B and Class C, respectively. Ivy International
                    Fund has a fourth class of shares designated as Class
          I. Shares
                    of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund
                    investments. Each class of shares has a different Rule
          12b-1
                    distribution policy and bears different distribution fees. In addition, Class I shares of Ivy International Fund bear lower administrative services and transfer agency fees than the Fund's
                    Class A, Class B and Class C. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule
          12b-1
                    distribution plans.

                         The Trust employs IMI to provide business management
                    services to the Funds, and investment advisory services to all of the Funds other than Ivy Canada Fund (which is advised by MFC).
                    Mackenzie Investment Management Inc. ("MIMI") provides administrative and accounting services to the Funds;
          Mackenzie
                    Ivy Funds Distribution, Inc. ("MIFDI") distributes the
          Funds'

























                    shares; Mackenzie Ivy Investor Services Corp. ("MIISC") provides transfer agent and shareholder-related services for the Funds;
                    and Brown Brothers Harriman & Co. serves as the Funds' custodian.
                    IMI, MIFDI and MIISC are wholly-owned subsidiaries of MIMI. Until
                    January 31, 1995, MIMI served as investment adviser to Ivy Canada
                    Fund and Ivy Global Fund.  As of __________________,
          1996, IMI
                    and MIMI had approximately $____ million and $____ million, respectively, in assets under management. MIMI is a subsidiary of MFC, which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

                    INVESTMENT MANAGER

                         IVY CANADA FUND: For IMI's business management services,
                    the Fund pays IMI a monthly fee calculated on the basis of the
                    Fund's average daily net assets during the preceding month at an annual rate of 0.50%. The Fund pays MFC a monthly fee for
                    advisory services at the annual rate of 0.35% of the Fund's average daily net assets. The fees paid by the Fund are higher than the average fees paid by most funds.

                         IVY CHINA REGION FUND, IVY INTERNATIONAL FUND IVY,
          LATIN
                    AMERICA STRATEGY FUND AND IVY NEW CENTURY FUND: In exchange for
                    IMI's business management and investment advisory services, each
                    Fund pays IMI a monthly fee, based on its average daily net assets during the preceding month, that is equal, on an annual basis, to 1.00% of its average daily net assets. The fees paid by the Funds are higher than the fees paid by other funds with similar investment objectives.














                         IMI voluntarily limits the total operating expenses for Ivy
                    China Region Fund, Ivy Latin America Strategy Fund and
          Ivy New
                    Century Fund (excluding Rule 12b-1 fees, interest taxes,
                    brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Funds'
                    average daily net assets, which may lower each Fund's expenses and increase its yield. This voluntary expense limitation may be terminated at any time, at which point the affected
          Fund's
                    expenses may increase and its yield may be reduced (depending on the value of the Fund's total assets when the termination
                    occurs).

                         Northern Cross Investments Limited ("Northern
          Cross")
                    currently serves as subadviser for Ivy International
          Fund, for
                    which the Fund pays a fee at the rate of 0.60% of the Fund's average annualized net assets. From July 1, 1990 through March
                    31, 1993 and from November 18, 1985 through June 30,
          1990,
                    Boston Overseas Investors, Inc. ("BOI") and March & Cunningham,
                    Inc., respectively, provided subadvisory services to the Fund, based on the same investment strategy and program currently employed by Northern Cross.

                         IVY GLOBAL FUND: In exchange for IMI's business management and investment advisory services, the Fund pays IMI a monthly fee























                    (based on its average daily net assets during the preceding month) at the annual rate of 0.75% of the first $500 million in average daily net assets and 0.75% on average daily net assets over $500 million. For the fiscal year ended December 31, 1995, the Fund paid IMI an investment management fee of ____% of the
                    Fund's average daily net assets. The fees paid by the Fund are higher than the average fees paid by other funds with similar investment objectives.

                         IMI voluntarily limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest taxes, brokerage commissions, litigation, indemnification, and extraordinary
                    expenses) to an annual rate of 1.95% of the Fund's average daily net assets, which may lower the Fund's expenses and increase its yield. This voluntary expense limitation may be terminated at any time, at which point the Fund's expenses may increase and its yield may be reduced (depending on the value of the Fund's total assets when the termination occurs).

                         ALL FUNDS: IMI pays all expenses that it incurs in
                    rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the
                    Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size.
                    Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree (and to any applicable state regulations that may require IMI to reimburse a Fund if its aggregate operating expenses exceed certain limitations).

                         The ratio of operating expenses (after expense
                    reimbursements or fee waivers, where applicable) to average daily net assets for Class A and Class B shares of the Funds (and Class
                    I, in the case of Ivy International Fund) for the fiscal year ended December 31, 1995 were ____% and ____%, respectively, for
                    Ivy Canada Fund; ____% and ____%, respectively, for Ivy
          China
                    Region Fund; ____% and ____%, respectively, for Ivy Global Fund;
                    ____%, ____% and ____%, respectively, for Ivy International Fund;
                    ____% and ____%, respectively, for Ivy Latin America
          Strategy
                    Fund; and ____% and ____%, respectively, for Ivy New
          Century
                    Fund. (No expense data is available for the same period for Class
                    C shares, since the inception date for Class C shares is April
                    30, 1996.)

                         PORTFOLIO MANAGEMENT: The following individuals have
                    responsibilities for management of the Funds:

                    - Frederick Sturm, a Vice President of MFC, is the portfolio manager for Ivy Canada Fund. Mr. Sturm joined MFC in 1983
                         and has 11 years of professional investment experience.

                    -    Michael G. Landry, the President and a Director of
          IMI and
























                         MIMI and the President and a Trustee of the Trust, is the
                         investment strategist for all of the Funds other than Ivy
                         Canada Fund. Mr. Landry joined MIMI in 1987 and IMI in 1992 and was previously a senior vice president and portfolio
                         manager with the Templeton organization. He has over 20
                         years of professional investment experience, and is a
                         graduate of Carleton University.

                    - Barbara Trebbi, a Senior Vice President of MIMI and IMI, is
                         the portfolio manager for Ivy China Region Fund and Ivy
                         Global Fund and is one of several portfolio managers of Ivy
                         New Century Fund. Ms. Trebbi joined MIMI in 1988 and IMI in
                         1992 and has 7 years of professional investment experience.

                    - Hakan Castegren, President of Northern Cross, has been the portfolio manager for Ivy International Fund since 1986 and has 36 years of professional investment
          experience.

                    -    Juan C. Dominguez is the portfolio manager for Ivy
          Latin
                         America Strategy Fund and is one of several portfolio
                         managers of Ivy New Century Fund. Prior to joining MIMI and
                         IMI in 1994, Mr. Dominguez was the Latin American analyst at
                         Gabelli & Company.

                    - Leslie A. Ferris, a Senior Vice President of MIMI and IMI,
                         has been a portfolio manager of Ivy New Century Fund since the Fund's inception in 1994.  Ms. Ferris joined
          MIMI in
                         1988 and IMI in 1992 and has 13 years of professional
                         investment experience.  She is a Chartered
          Financial Analyst
                         and holds an MBA degree from the University of Chicago.












                         Prior to joining MIMI, she was a portfolio manager at Kemper
                         Financial Services Inc. from 1982 to 1988.

                    FUND ADMINISTRATION AND ACCOUNTING

                         MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state
                    "Blue Sky" laws, and assisting with the preparation of Federal, state and local income tax returns and financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law.
          Under
                    this arrangement, the net assets attributable to each Fund's
                    Class A, Class B and Class C shares are subject to a monthly fee at the annual rate of 0.10%. The net assets attributable to Ivy
                    International Fund's Class I shares are subject to a monthly fee at the annual rate of 0.01%.

                         MIMI also provides certain accounting and pricing services for the Funds. For these services, each Fund pays MIMI
          out-of-
                    pocket expenses as incurred and a monthly fee based
          upon the
                    Fund's net assets at the end of the preceding month at
          the
                    following rates:  $1,250 when net assets are $10
          million and
                    under; $2,500 when net assets are over $10 million to
          $40
























                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million.

                    TRANSFER AGENT

                         MIISC provides transfer agent, dividend-paying agent, and
                    certain shareholder-related services for the Funds.
          Certain
                    broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by
                    MIISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. As compensation for these services, MIISC pays the broker-dealer a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) based on the average daily net asset value of the omnibus account (or a combination thereof).

                    ALTERNATIVE PURCHASE ARRANGEMENTS

                         CLASS A SHARES: Class A shares are subject to a fixed
                    initial sales charge, unless (i) the amount you purchase is
                    $500,000 or more (see "Contingent Deferred Sales Charge -- Class
                    A Shares") or (ii) you qualify for a reduced initial sales charge
                    (see "Qualifying for a Reduced Sales Charge"). Class A shares are subject to ongoing service fees at an annual rate of 0.25% of a
                    Fund's average daily net assets attributable to its Class A shares. If you do not specify on your account application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                         CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of a Fund's average daily net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that a
                    Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

                         CLASS I SHARES:  Class I shares are offered by Ivy
                    International Fund only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower administrative services fees and transfer agency fees than
                    Class A, Class B and Class C shares.

                         FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
          The multi-
                    class structure of the Funds allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on
                    Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield.
          Also,
                    sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this
                    Prospectus contain additional information that is designed to assist you in making this determination.

                    DIVIDENDS AND TAXES

                         Dividends and capital gain distributions that you receive
                    from a Fund are reinvested in additional shares of the same class of a Fund unless you elect to receive them in cash (and the U.S.
                    Postal Service is able to deliver your checks). Because of the higher expenses associated with Class B and Class C shares, any dividend on these shares will be lower than on Class A shares.

                         Each Fund intends to make a distribution for each fiscal
                    year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
                    Section 4982 of the Code.














                         TAXATION: The following discussion is intended for general information only. An investor should consult his or her own tax adviser as to the tax consequences of an investment in a
                    particular Fund, including the status of distributions from the
                    Fund under applicable state or local law.

                         Each Fund intends to qualify annually and elect to be
                    treated as a regulated investment company under the Code. To qualify, each Fund must beet certain income, distribution and diversification requirements. In any year in which a Fund
                    qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will
                    not pay any U.S. Federal income or excise tax.

                         Dividends paid out of a Fund's investment company taxable
                    income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S.
                    corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a
                    Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

                         If, for any year, a Fund's total distributions exceed its
                    earnings and profits, the excess will generally be treated as a return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his or her shares
                    (thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain.

                         A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October,
                    November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                         Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

                         Income and gains received by a Fund from sources within
                    foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through"
                    to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the
          Fund will be
                    treated as U.S. source income.

                         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                         A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the
          Internal Revenue
                    Service that they are subject to backup withholding.
          Backup
                    withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.













                         Fund distributions may be subject to state, local and












                    foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.


                    PERFORMANCE DATA

                         Performance information (e.g., "total return" and "yield")
                    is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC.
          Performance
                    information for each class may be compared in reports and
                    promotional literature to indices such as the Standard and Poor's
                    500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley
                    Capital International World Index. Advertisements, sales
                    literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE
          INFORMATION IS
                    HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE
          RESULTS.

                         "Total return" is the change in value of an investment in a
                    Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested
                    by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

                         "Current yield" reflects the income per share earned by a
                    Fund's portfolio investments, and is calculated by dividing the
                    Fund's net investment income per share during a recent
          30-day
                    period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or
                    distributions that were paid to a Fund's shareholders are
                    reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a
                    Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The
                    "current distribution rate" will differ from the "current yield"
                    computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.
























                    HOW TO BUY SHARES

                         The minimum initial investment is $1,000; the minimum
                    additional investment is $100. Initial or additional investment amounts for retirement accounts may be less. See
          "Retirement
                    Plans." Accounts in Class I of Ivy International Fund can be
                    opened with a minimum initial investment of $5,000,000;
          the
                    minimum additional investment is $10,000. The minimum initial investment in Class I of Ivy International Fund may be spread over the thirteen-month period after an Institution or a high net worth individual opens an account and the Fund, at its discretion, may accept initial and additional investments of
                    small amounts. All purchases must be made in U.S.
          dollars.
                    Complete the Account Application attached to this Prospectus.
                    Indicate whether you are purchasing Class A, Class B, Class C or
                    Class I shares (in the case of Ivy International Fund). If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares. The Fund reserves the right to reject for any reason any purchase order or exchange
                    (see "Exchange Privilege" below).

                         OPENING AN ACCOUNT

                         By Check:

                         1. Make your check payable to the Fund in which you are
                              investing.

                         2. Deliver the completed application and check to your
                              registered representative or selling broker, or mail it
                              directly to MIISC.

                         3.   Our address is:













                                     Mackenzie Ivy Investor Services Corp.
                                     P.O. Box 3022
                                     Boca Raton, FL 33431-0922

                         4.   Our courier address is:

                                     Mackenzie Ivy Investor Services Corp.
                                     700 South Federal Highway, Suite 300
                                     Boca Raton, FL 33432

                         By Wire

                         1. Deliver a completed fund application to your registered representative or selling broker, or mail it directly
                              to MIISC. Before wiring any funds, please contact MIISC
                              at 1-800-777-6472 to verify your account number.















                         2.   Instruct your bank to wire funds to:

                                        Barnett Bank of Palm Beach County
                                        ABA # 067008582
                                        For deposit to The Ivy Mackenzie
          Funds
                                        a/c #1455031505
                                        Name of your account
                                        Your Ivy or Mackenzie account
          number
                                        The Ivy or Mackenzie Fund you are
          buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities












                    Dealer.

                         BUYING ADDITIONAL SHARES

                         By Check:

                         1. Complete the investment stub attached to your statement or include a note with your investment
          listing the name
                              of the Fund, the class of shares to purchase, your
                              account number and the name(s) in which the account is
                              registered.

                         2. Make your check payable to the fund in which you are
                              investing.

                         3.   Mail the account information and check to:

                      Mackenzie Ivy Investor Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922

                         Our courier address is:

                      Mackenzie Ivy Investor Services Corp.
                      700 South Federal Highway, Suite 300
                              Boca Raton, FL 33432

                         or deliver it to your registered representative or selling broker.


































                         By Wire

                         Instruct your bank to wire funds to:

                        Barnett Bank of Palm Beach County
                                 ABA # 067008582
                                 For deposit to
                             The Ivy Mackenzie Funds
                                a/c # 1455031505
                              Name of your account
                      Your Ivy or Mackenzie account number
                    The Ivy or Mackenzie fund you are buying

                         Your bank may charge a fee for wiring funds.

                         THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
          Securities
                    Dealer.

                         BY AUTOMATIC INVESTMENT METHOD ("AIM")

                         1. Complete the "Automatic Investment Method" and
                              "Wire/EFT Information" sections on the
          Account
                              Application designating a bank account from which funds
                              may be drawn. Please note that in order to invest using
                              this method, your bank must be a member of the
                              Automated Clearing House system ("ACH"). The minimum
                              investment under this plan is $50 per month
          ($25 per
                              month for retirement plans). Please remember to attach
                              a voided check to your account application.

                         2. At pre-specified intervals, your bank account will be
                              debited and the proceeds will be credited to your Ivy
                              Mackenzie Fund account.

                    HOW YOUR PURCHASE PRICE IS DETERMINED

                         Your purchase price for Class A shares of a Fund is the net asset value per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B and Class C shares (and Class I shares, in the case of Ivy International Fund) is the net asset value per share.

                         Share purchases will be made at the next determined price
                    after your purchase order is received. The price is effective for orders received by MIISC or by your registered securities dealer prior to the time of the determination of the net asset value.
                    Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

                         Orders placed with a securities dealer before the net asset value is determined that are transmitted through the facilities of the National Securities Clearing Corporation by 7:00 p.m.












                    Eastern Time on the same day are confirmed at that day's price.
                    Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

                         You will receive an account statement after any purchase,
                    exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the












                    SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

                    HOW EACH FUND VALUES ITS SHARES

                         The net asset value ("NAV") per share is the value of one
                    share. The NAV is determined in the following manner: the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
          The NAV
                    per share is determined once every business day (as of the close of regular trading on each day the New York Stock
          Exchange is
                    open, normally 4:00 p.m., Eastern time) (see the SAI under "Net
                    Asset Value" for a detailed description of how the NAV is
                    determined). Trading of foreign securities may not occur on every business day, and may occur on days when the New York
          Stock
                    Exchange is closed.

                    INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

                         Shares are purchased at a public offering price equal to
                    their NAV per share plus a sales charge, as set forth below.

                                                  SALES CHARGE


          PORTION OF
                                                  AS A         AS A
          PUBLIC
                                               PERCENTAGE   PERCENTAGE
          OFFERING
                                               OF PUBLIC      OF NET
          PRICE
                                                OFFERING      AMOUNT
          RETAINED
                     AMOUNT INVESTED             PRICE       INVESTED
          BY DEALER













                     Less than $50,000 . . .     5.75%         6.10%
          5.00%

                     $50,000  but  less  than    5.25%         5.54%
          4.50%
                     $100,000  . . . . . . .
                     $100,000  but less  than    4.50%         4.71%
          3.75%
                     $250,000  . . . . . . .
                     $250,000  but less  than    3.00%         3.09%
          2.50%
                     $500,000  . . . . . . .
                     $500,000 or over* . . .     0.00%         0.00%
          0.00%

                    * A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A
          Shares."













                         Sales charges are not applied to any dividends that are
                    reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A and Class I shares (in the case of Ivy International Fund) purchased or redeemed at NAV through a broker or agent other than MIFDI.

                         With respect to purchases of $500,000 or more through
                    dealers or agents, MIFDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to
                    compensate such dealers or agents for their distribution
                    assistance in connection with such purchases. The commission would be computed at 0.50% of the first $3,000,000 invested;
                    0.25% of the next $2,000,000 invested; and 0.10% of the amount invested in excess of $5,000,000. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

                         MIFDI compensates participating brokers who sell
          Class A
                    shares through the initial sales charge. MIFDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute the Fund's
          Class A
                    shares. Pursuant to separate distribution plans for the Fund's
                    Class A, Class B and Class C shares, MIFDI bears various
                    promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's distribution plans applicable to its Class A, Class B and Class C shares,
          MIFDI
                    currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

                         MIFDI may from time to time pay a bonus or other incentive to dealers (other than MIFDI) which employ a registered representative who sells a minimum dollar amount of the shares of
                    the fund and/or other funds distributed by MIFDI during a
                    specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

                    CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES














                         Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00%
                    will be imposed (0.50%, in the case of Ivy
          International Fund).

                         In order to recover commissions paid to dealers on NAV
                    transfers (as defined in "Purchases of Class A Shares at Net
                    Asset Value"), Class A shares of a Fund are subject to a CDSC of
                    1.00% for certain redemptions within 24 months after the date of purchase.

                         The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the
                    Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional
                    Class A shares.

                         In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain












                    circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
          CDSC is
                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan, or (b) upon attaining age 59
          1/2 in
                    the case of an IRA, a custodial account pursuant to section
                    403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or
                    (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. The Distributor may require documentation prior to waiver of the CDSC.

                         Class A shareholders may exchange their Class A shares
                    subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

                    QUALIFYING FOR A REDUCED SALES CHARGE












                         RIGHTS OF ACCUMULATION (ROA):  Rights of
          Accumulation
                    ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except
                    Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to
                    accounts under a trustee or other single fiduciary
          (including
                    retirement accounts qualified under Section 401 of the
          Code). The
                    current market value of each of your accounts as described above is added together and then added to your current purchase amount.












                    If the combined total is equal or greater than a breakpoint amount for a Fund, then you qualify for the reduced sales charge.
                    To reduce or eliminate the sales charge, you must complete
                    Section 4B of the new account application.

                         LETTER OF INTENT (LOI):  A Letter of Intent
          ("LOI") is a
                    non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for a Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4B of the new account application.

                         Should the LOI not be fulfilled within the thirteen month













                    period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

                         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
          An investor
                    who was a shareholder of any Ivy Fund on December 31, 1991 or a shareholder of American Investors Income Fund, Inc. or American
                    Investors Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Ivy Bond Fund (formerly Mackenzie Fixed
          Income
                    Trust) or Ivy Growth Fund as a result of the respective reorganizations of the funds will be exempt from sales charges on
                    the purchase of Class A shares of any Ivy or Mackenzie Fund. This privilege is also available to immediate family members of a shareholder (i.e., the shareholder's children, the shareholder's spouse and the children of the shareholder's spouse).
          This no-
                    load privilege terminates for the investor if the investor redeems all shares owned. Shareholders and their relatives as described above should call 1-800-235-3322 for information about additional purchases or to inquire about their account.

                         Class A shares of a Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust
                    (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and independent accountants of
                    IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with MIFDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts and the accounts of their clients may purchase Class A shares of a
                    Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with that Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent.  THIS
          PROVISION
                    APPLIES TO ASSETS OF RETIREMENT AND DEFERRED
          COMPENSATION PLANS












                    AND TRUSTS USED TO FUND THOSE PLANS INCLUDING, BUT NOT
          LIMITED
                    TO, THOSE DEFINED IN SECTION 401(a), 403(b) OR 457 OF
          THE CODE
                    AND "RABBI TRUSTS" WHOSE ASSETS ARE USED TO PURCHASE SHARES OF A
                    FUND THROUGH THE AFOREMENTIONED CHANNELS.

                         Class A shares of a Fund may be purchased at NAV by
                    retirement plans qualified under section 401(a) or 403(b) of the
                    Code, subject to the Employee Retirement Income Security Act of
                    1974, as amended, provided that: (i) either (a) the sponsoring organization must have at least 25 employees or (b) the aggregate purchases by the retirement plan of Class A shares of the Ivy funds must be in an amount of at least $250,000 within a
                    reasonable period of time, as determined by MIFDI in its sole discretion; and (ii) a CDSC of 1.00% will be imposed on such purchases in the event of certain redemption transactions within
                    24 months following such purchases.

                         If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to a
                    Fund, MIFDI may, at the time of purchase, pay the dealer out of
                    MIFDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Commissions would be computed at 1.00% of the first $3 million invested, 0.50% of the next $2 million invested, and 0.25% of the amount invested in excess of $5 million. Please contact MIFDI for additional information

                         Class A shares can also be purchased without an
          initial
                    sales charge, but subject to a CDSC of 1.00% during the first 24 months, by: (a) any state, county, city (or any instrumentality, department, authority or agency of such entities) that
          is
                    prohibited by applicable investment laws from paying a
          sales
                    charge or commission when purchasing shares of a
          registered
                    investment management company (an "eligible
          governmental
                    authority"), and (b) trust companies, bank trust
          departments,
                    credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by MIFDI (currently, these criteria require that the amount invested or to be invested in
          the












                    subsequent 13-month period totals at least $250,000). In either case, MIFDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding
                    paragraph.

                         Class A shares of a Fund may also be purchased without a
                    sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

                         Each Fund may, from time to time, waive the initial sales
                    charge on its Class A shares sold to clients of various broker-
                    dealers with which MIFDI has a selling relationship.
          This
                    privilege will apply only to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares (on which a commission has been paid) of an investment company (other than Mackenzie Series
                    Trust or the Trust), unit investment trust or limited partnership
                    ("NAV transfers"). Some dealers may elect not to participate in this program. Those dealers that do elect to participate in the program must complete certain forms required by MIFDI. The normal service fee, as described in the "Initial Sales Charge Alternative -- Class A Shares" and "Contingent Deferred
          Sales
                    Charge Alternative -- Class B and Class C Shares" sections of this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or waivers may be obtained from MIFDI at the address listed on the cover of the
                    Prospectus.

                       CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE --
          CLASS B AND
                    CLASS C SHARES

                         Class B and Class C shares are offered at NAV per share
                    without a front end sales charge. However, Class C shares
                    redeemed within one year of purchase will be subject to a CDSC of
                    1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on
                    increases in account value above the initial purchase price, including shares derived from dividend reinvestment. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the
                    lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or distributions, and next from the shares you have held the longest during the requisite holding period.

                         Proceeds from the CDSC are paid to MIFDI. MIFDI uses them, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class B shares without deducting a sales charge at the time of the purchase.

                         In the case of Class B shares, the amount of the CDSC, if
                    any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them.
                    Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter.
















                    Class B Shares:


          CONTINGENT

          DEFERRED SALES

          CHARGE AS A

          PERCENTAGE OF
                                                                     DOLLAR
          AMOUNT
                     YEAR SINCE PURCHASE                           SUBJECT
          TO CHARGE

                     First . . . . . . . . . . . . . . . . . . . .
          5%













                     Second  . . . . . . . . . . . . . . . . . . .
          4%

                     Third . . . . . . . . . . . . . . . . . . . .
          3%
                     Fourth  . . . . . . . . . . . . . . . . . . .
          3%
                     Fifth . . . . . . . . . . . . . . . . . . . .
          2%
                     Sixth . . . . . . . . . . . . . . . . . . . .
          1%
                     Seventh and thereafter  . . . . . . . . . . .
          0%


                         MIFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares that they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the
                    4% commission and related marketing expenses.

                         With respect to Class C shares, MIFDI currently intends to pay to dealers a sales commission of 1% of the sale price of
                    Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. MIFDI will receive the entire amount of the CDSC paid by shareholders on the
                    redemption of Class C shares to finance the 1% commission and related marketing expenses.

                         Pursuant to separate distribution plans for the Funds' Class
                    B and Class C shares, MIFDI bears various promotional and sales related expenses, including the cost of printing and
          mailing
                    prospectuses to persons other than shareholders. Under the Funds'
                    Class B Plan, MIFDI retains 0.75% of the continuing
          1.00%
                    service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C Plan,
                    MIFDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

                         CONVERSION OF CLASS B SHARES: Your Class B shares and an
                    appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into a Fund from Class B shares of another Ivy or Mackenzie fund, the calculation will be based on the time the shares in the original fund were purchased.

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
          CDSC is
                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan, or (b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section












                    403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or
                    (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. The Distributor may require documentation prior to waiver of the CDSC.

                         ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:
          MIFDI may, at
                    its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by MIFDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of
                    Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

                    HOW TO REDEEM SHARES

                         You may redeem your Fund shares through your registered
                    securities representative, by mail, by telephone or by Federal
                    Funds wire. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and
                    to Class C shares that are redeemed within one year of purchase.
                    All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern Time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern Time will be processed at the price determined on the following business day.
                    IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE
                    REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP
                    TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER IS LESS. If you
                    own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

                         When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's
                    securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

                         If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

                         THROUGH YOUR REGISTERED SECURITIES DEALER:  The
          Dealer is
                    responsible for promptly transmitting redemption orders.
                    Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading
                    (4:00 p.m. Eastern Time) on the day that a redemption request is received in good order by MIISC.

                         BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

                              Any outstanding certificate(s) for shares being
                              redeemed.

                              A letter of instruction, including the fund name, the
                              account number, the account name(s), the address and
                              the dollar amount or number of shares to be redeemed.

                              Signatures of all registered owners whose names appear
                              on the account.

                              Any required signature guarantees.

                              Other supporting legal documentation, if required (in
                              the case of estates, trusts, guardianships, corporations, retirement plans or other representative
                              capacities).

                         The dollar amount or number of shares indicated for
                    redemption must not exceed the available shares or NAV of your account at the next- determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

                         Mail your request to:

                  Mackenzie Ivy Investor Services Corp.
                              P.O. Box 3022
                        Boca Raton, FL 33431-0922

                         Our courier address is:













                      Mackenzie Ivy Investor Services Corp.
                      700 South Federal Highway, Suite 300
                              Boca Raton, FL 33432

                         By Telephone: Individual and joint accounts may redeem up
                    to $50,000 per day over the telephone by contacting MIISC at 1-
                    800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone
          (for
                    example, during such times), you may want to consider placing the order in writing and sending it by mail or overnight courier.

                         Checks will be made payable to the current account
                    registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A
                    signature guarantee would be required.

                         Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or his/her assistant.

                         Shares held in certificate form cannot be redeemed by
                         telephone.

                         If Section 6E of the new account application is not
                    completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative or his/her assistant do so on your behalf, you
                    must notify MIISC in writing.

                         Each Fund employs reasonable procedures that require
                    personal identification prior to acting on redemption instructions communicated by telephone to confirm that such
                    instructions are genuine. In the absence of such procedures, a
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions. For shareholders who established this feature at the time they opened their new
                    account, telephone instructions will be accepted for redemption of amounts up to $50,000 and proceeds will be wired on the next business day to a predesignated bank account.

                         In order to add this feature to an existing account or to
                    change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
                    registered owners, and their signatures must be guaranteed.

                         Your account will be charged a fee of $10 each time that












                    redemption proceeds are wired to your bank.












                         Neither IMI nor any of the Funds can be
          responsible for the
                    efficiency of the Federal Funds wire system or the shareholder's bank.

                    MINIMUM ACCOUNT BALANCE REQUIREMENTS

                         Due to the high cost of maintaining small accounts and
                    subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so.
                    No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's
                    portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

                    SIGNATURE GUARANTEES

                         For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

                         -    Redemption requests over $50,000.

                         - Requests for redemption proceeds to be sent to someone
                              other than the registered shareholder.












                         - Requests for redemption proceeds to be sent to an
                              address other than the address of record.

                         -    Registration transfer requests.

                         - Requests for redemption proceeds to be wired to your
                              bank account (if this option was not selected on your
                              original application, or if you are changing the bank
                              wire information).

                         A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
                    guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

                         Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

                    CHOOSING A DISTRIBUTION OPTION












                         You have the option of selecting the dividend and capital












                    gain distribution option that best suits your needs:

                    1. AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional
                         shares of the same class of a Fund unless you specify one of the other options.

                    2.   INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
          Both
                         dividends and capital gains are automatically invested at
                         NAV in another Ivy or Mackenzie Fund of the same class.

                    3. DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of a Fund or another Ivy or Mackenzie Fund of the same class.

                    4. DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

                         If you wish to have your cash distributions deposited
                    directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
                    MIISC at 1-800-777-6472.

                         If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

                    TAX IDENTIFICATION NUMBER

                         In general, to avoid being subject to a 31%
          Federal backup
                    withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the Internal Revenue Service.
          If you
                    fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

                         You can avoid the above withholding and/or redemption by
                    correctly furnishing your TIN, and making certain certifications, in Section 2 of the new account application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

                         Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the
                    social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their new account application, a completed IRS Form W-8.

                    CERTIFICATES

                         In order to facilitate transfers, exchanges and redemptions,













                    most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-
                    777-6472 and request that one be sent to you.
          (Retirement plan
                    accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

                         Certificates requested by telephone for shares valued up to
                    $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction signed by all registered owners with signatures guaranteed. The letter of instruction would be sent to MACKENZIE IVY
          INVESTOR
                    SERVICES CORP., P.O. BOX 3022, BOCA RATON, FL
          33431-0922.

                    EXCHANGE PRIVILEGE

                         Shareholders of a Fund have an exchange privilege with other
                    Ivy and Mackenzie Funds. Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or
                    Mackenzie Fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class
                    A shares. Incremental sales charges are waived for outstanding
                    Class A shares that have been invested for 12 months or longer.

                         Class B and Class C shareholders may exchange their
                    outstanding Class B (or Class C) shares for Class B (or Class C)












                    shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of
                    Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new
                    Class B shares.

                         Class I shareholders may exchange their
          outstanding Class I
                    shares for Class I shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class I share, without the
                    imposition of any sales charges.

                         Shares resulting from the reinvestment of dividends and
                    other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie
          Fund.













                         Exchanges are considered to be taxable events, and may
                    result in a capital gain or a capital loss for tax purposes.
                    Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute a telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
          Amounts to be
                    exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made.

                         With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any
                    CDSC for future redemptions of the exchanged shares.

                         An investor who was a shareholder of American
          Investors
                    Income Fund, Inc. or American Investors Growth Fund, Inc. prior to October 31, 1988, or a shareholder of the Ivy Funds prior to
                    December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or
                    American Investors Growth Fund, Inc. on or after
          October 31,
                    1988, who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie Fund into which an exchange is made.

                         In calculating the sales charge assessed on an exchange,
                    shareholders will be allowed to use the Rights of Accumulation privilege.

                         EXCHANGES BY TELEPHONE: When you fill out the application
                    for your purchase of Fund shares, if Section 6E of the new account application is not completed, telephone exchange
                    privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative or his/her assistant do so on your behalf, you must notify MIISC in writing.

                         In order to execute an exchange, please contact MIISC at 1-
                    800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

                         Each Fund employs reasonable procedures that require












                    personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.













                         EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

                           The name and class of the fund whose shares you currently
                         own.

                           Your account number.

                           The name(s) in which the account is registered.

                           The name of the fund in which you wish your exchange to be invested.

                           The number of shares, all shares or the dollar amount you
                    wish to exchange.

                         The request must be signed by all registered owners.

                         Mail the request and information to:

                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                        Boca Raton, FL 33431-0922

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of a Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of that Fund at NAV
                    (without a sales charge) within 60 days after the date of
                    redemption. IN ORDER TO REINVEST WITHOUT A SALES
          CHARGE,
                    SHAREHOLDERS OR THEIR BROKERS MUST INFORM MIISC THAT
          THEY ARE
                    EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption
                    generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption
                    generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be
                    permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

                    SYSTEMATIC WITHDRAWAL PLAN

                         You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
                    Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments
                    (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer ("EFT").
          Share
                    certificates must be unissued (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic
                    Investment Method. For more information, please contact MIISC at
                    1-800-777-6472.

                         If payments you receive through the Systematic
          Withdrawal












                    Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
                    Additional investments made by shareholders participating in the
                    Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to
                    purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares.
                    In addition, redemptions are taxable events.

                         Amounts paid to you through the Systematic
          Withdrawal Plan
                    are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions.
          A CDSC
                    will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

                         Should you wish at any time to add a Systematic Withdrawal
                    Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

                         Retirement accounts are eligible for Systematic Withdrawal
                    Plans. Please contact MIISC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

                         If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

                    AUTOMATIC INVESTMENT METHOD













                         You may authorize an investment to be
          automatically drawn
                    each month from your bank for investment in Fund shares under the
                    "Automatic Investment Method" and "Fed Wire/EFT" sections of the
                    Account Application. There is no charge to you for this program.

                         You may terminate or suspend your Automatic
          Investment
                    Method by telephone at any time by contacting MIISC at 1-800-777-












                    6472.

                         If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your
                    Automatic Investment Method will be discontinued.

                    CONSOLIDATED ACCOUNT STATEMENTS

                         Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless
                    otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted
                    in writing and must be signed by all registered owners.

                    RETIREMENT PLANS

                         The Ivy and Mackenzie family of funds offer several tax-
                    sheltered retirement plans that may fit your needs:

                           IRA (Individual Retirement Account)
                           401(k) Plan












                           Money Purchase Pension Plan
                           Profit Sharing Plan
                           SEP-IRA (Simplified Employee Pension Plan)
                           403(b)(7) Plan

                         Minimum initial and subsequent investments for retirement
                    plans are $25.00.

                         Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to MIMI, as compensation for its services to the retirement plan accounts maintained with each Fund.

                         Distributions from retirement plans are subject to certain requirements under the Code, including withholding requirements, and various documents (available from MIISC), including IRS Form
                    W-4P, and information must be provided before the distribution may be made. The Ivy and Mackenzie family of funds and MIISC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or
          MIISC.

                         Please call MIISC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions,
                    provisions and fees.

                    SHAREHOLDER INQUIRIES

                         Inquiries regarding the Funds should be directed to MIISC at
                    1-800-777-6472.























                                                 APPENDIX

                                    SELECTED ECONOMIC AND MARKET DATA
                                        FOR CHINA REGION COUNTRIES


                         The information set forth in this Appendix has been
                    extracted from various government and private publications. Ivy
                    China Region Fund and the Trust's Board of Trustees make no representation as to the accuracy of such information, nor has the Fund or the Trust's Board of Trustees attempted to verify it.

                         The China Region, one of the fastest growing areas of the
                    world, is diverse, dynamic and evolving. In terms of population, this region is almost ten times the size of the United States and is five times the size of Europe.

                         Countries in this region are at various stages of economic development. Hong Kong and Singapore are at a more advanced stage of economic growth while countries such as Indonesia and
                    China are at the early stages of economic development.
          GDP per
                    capita data presented below illustrates this point.
          The
                    following table shows the GDP, population and per capita GDP of the China Region countries and, for comparison purposes, the
                    United States.

                                                   1994


          Per
                                                     GDP
          Capita













                                                    ($US      Population
          GDP
                                                  Billions)   (Millions)
          ($US)
                    Hong Kong . . . . . . . .     ________    __________
          ________
                    Korea . . . . . . . . . .     ________    __________
          ________
                    Singapore . . . . . . . .     ________    __________
          ________
                    Taiwan  . . . . . . . . .     ________    __________
          ________
                    Thailand  . . . . . . . .     ________    __________
          ________
                    Malaysia  . . . . . . . .     ________    __________
          ________
                    Indonesia . . . . . . . .     ________    __________
          ________
                    Philippines . . . . . . .     ________    __________
          ________
                    China . . . . . . . . . .     ________    __________
          ________
                    China Region  . . . . . .     ________    __________
          ________
                    USA . . . . . . . . . . .     ________    __________
          ________

                    Source:   International Marketing Data and Statistics,
          19th Ed.
                              (Euromonitor 1995).

                         Total GDP for the China Region was about $_____ billion in
                    1994, approximately one quarter of the GDP of the United States.
                    Year over year growth in GDP for the China Region is significant, averaging ______% for the five-year period 1990-1994 compared with only ______% for the United States for the same period. The following tables show the annual change in real GDP and inflation, as measured by the Consumer Price Indexes
          (CPI), in























                    1990-1994 and the average for the five-year period
          1990-1994.

                                  CHANGE IN REAL GROSS DOMESTIC PRODUCT


          Average
                                   1990  1991    1992   1993    1994
          1990-94
                    Hong Kong .    2.99%  3.94% 14.31%  14.75%  ____%
          ______%
                    Korea . . .    6.14%  9.05%  8.38%   4.68%  ____%
          ______%
                    Singapore .    9.18%  8.37%  6.79%  14.49%  ____%
          ______%
                    Taiwan  . .    7.60%  5.00%  7.30%  11.70%  ____%
          ______%
                    Thailand  .   12.24% 10.27%  8.00%   8.50%  ____%
          ______%
                    Malaysia  .    9.37%  9.95%  8.90%  22.32%  ____%
          ______%
                    Indonesia .    7.37%  6.99%  6.35%   9.05%  ____%
          ______%
                    Philippines    6.04%  2.44% -1.02%  16.50%  ____%
          ______%
                    China . . .    4.34%  5.37%  6.42%  14.85%  ____%
          ______%
                    United States  2.68%  0.64% -1.34%   5.81%  ____%
          ______%

                    Sources:  1989-1991 China Region countries, except
          Taiwan:  World
                              Tables 1993, A World Bank Book; 1989-1991
          Taiwan:
                              Baring Securities, Pacific Rim Stock Market
          Review,
                              July 1993; 1992-1993 China Region countries:
                              International Marketing Data and Statistics,
          19th Ed.
                              (Euromonitor 1995).

                                     CHANGE IN CONSUMER PRICE INDEXES


          Average
                                      1990   1991    1992   1993    1994
          1990-94
                    Hong Kong .      9.76% 10.98%   9.40%  8.54%    ____%
          _____%
                    Korea . . .      8.56%  9.59%   6.30%  4.84%    ____%
          _____%
                    Singapore .      3.46%  3.44%   2.30%  2.42%    ____%
          _____%












                    Taiwan  . .      4.10%  3.60%   4.40%   *       ____%
          _____%
                    Thailand  .      5.94%  5.69%   4.10%  3.31%    ____%
          _____%
                    Malaysia  .      2.66%  4.34%   4.80%  3.59%    ____%
          _____%
                    Indonesia .      7.39%  9.31%   7.20%  9.23%    ____%
          _____%
                    Philippines     14.18% 18.74%   8.90%  7.60%    ____%
          _____%
                    China . . .      1.35%  2.90%   5.40%  *        ____%
          _____%
                    United States    5.41%  4.26%   3.00%  3.00%    ____%
          _____%

                    Sources: 1989-91 China Region countries, except Taiwan and 1991-
                              1992 China:  World Tables 1993, A World Bank
          Book;
                              1989-1991 Taiwan: Baring Securities, Pacific Rim Stock
                              Market Review, July 1993; 1991-1992 China:
          China
                              Statistical Yearbook; 1992 China Region
          countries:
                              Morgan Stanley Investment Research Japan &
          Asia/Pacific
                              June/July, 1993; 1993 China Region countries, except
                              Taiwan and China:  International Marketing
          Data and
                              Statistics, 19th Ed. (Euromonitor 1995).

                    * Not available.  Average reflects data from years
          _________.

                         As the economic in the China Region have experienced
                    different levels of growth, so too have their stock markets.
                    Countries in the China Region now account for nearly
          9.4% of
























                    world stock market capitalization. The following tables show the capitalization of the stock markets, and the changes in stock prices as measured by the local stock indexes.

                                STOCK MARKET CAPITALIZATION ($US MILLIONS)

                                        1990     1991     1992    1993
          1994
                    China . . . .         --    2,028  18,255   40,567
          ________
                    Hong Kong . .     83,397  121,986 172,106  385,247
          ________
                    Korea . . . .    110,594   96,373 107,448  139,420
          ________
                    Singapore . .     34,308   47,637  48,818  132,742
          ________
                    Taiwan  . . .    100,710  124,864 101,124  195,191
          ________
                    Thailand  . .     23,896   35,815  58,259  130,510
          ________
                    Malaysia  . .     48,611   58,627  94,004  220,328
          ________
                    Indonesia . .      8,081    6,823  12,038   32,953
          ________
                    Philippines .      5,927   10,197  13,794   40,327
          ________

                    Sources:  Emerging Stock Market Fact Book 1994,
          International
                              Finance Corp.

                                    ANNUAL PERCENTAGE CHANGES IN LOCAL
                                           STOCK MARKET INDEXES

                                        1990     1991     1992    1993
          1994
                    China . . . .        --    192.80%  166.53%    6.84%
          ______%
                    Hong Kong . .       6.63%   42.08%   28.27%  115.70%
          ______%
                    Korea . . . .     -23.48%  -12.24%   11.05%   27.67%
          ______%
                    Singapore . .     -22.06%   29.12%    2.26%   48.30%
          ______%
                    Taiwan  . . .     -52.93%    1.56%  -26.60%   79.76%
          ______%
                    Thailand  . .     -30.29%   16.07%   25.59%   88.36%
          ______%
                    Malaysia  . .     -10.02%    9.94%   15.77%   98.04%
          ______%
                    Indonesia . .       4.53%  -40.79%   10.89   114.61%
          ______%












                    Philippines .     -45.10%   94.77%    5.27%  166.60%
          ______%

                    Sources:  China Region countries, except Singapore,
          Emerging
                              Stock Market Fact Book 1994, International
          Finance
                              Corp.; Hong Kong and Singapore 1988-1992:
          Baring
                              Securities, Pacific Rim Stock Market Review,
          July 1993;
                              Hong Kong and Singapore 1993:  Jardine
          Fleming, January
                              1994.

                         Equity valuations in the China Region, as measured by
                    price/earnings ratios, also vary from country to country
                    according to economic growth forecasts, corporate earnings growth forecasts, the outlook for inflation, exchange rates and overall investor sentiment.

                                          PRICE/EARNINGS RATIOS

                                      1990   1991    1992   1993     1994
                    Hong Kong . .     10.5    12.9   15.8     *      ______
                    Korea . . . .     16.4    21.3   21.4    25.1    ______
                    Singapore . .     16.3    17.7   16.1     *      ______
                    Taiwan  . . .     25.0    22.3   16.6    34.7    ______












                    Thailand  . .      8.7    12.0   13.9    27.5    ______
                    Malaysia  . .     23.6    21.3   21.8    43.5    ______
                    Indonesia . .     20.3    11.6   12.2    28.9    ______
                    Philippines .     11.3    11.3   14.1    38.8    ______

                    Sources:  1989-1992 Hong Kong and Singapore:  Morgan
          Stanley;
                              1989-1993 all other China Region countries:
          Emerging













                              Stock Market Fact Book 1994, International
          Finance
                              Corp.

                    * Not available.

                         The following table shows changes in the exchange rate of
                    the currency of each China Region country relative to the U.S.
                    dollar for the years ended December 31, 1990-1994.

                              CURRENCY MOVEMENTS VERSUS US DOLLAR (%
          CHANGE)

                                                Year Ended December 31,

                                        1990     1991     1992    1993
          1994
                    Hong Kong . . .     0.10%    0.30%    0.50%    0.20%
          ______%
                    Korea . . . . .    -5.19%   -5.83%   -3.77%   -2.44%
          ______%
                    Singapore . . .     9.20%    7.40%   -1.20%    2.30%
          ______%
                    Taiwan  . . . .    -2.18%    4.43%    1.31%   -4.51%
          ______%
                    Thailand  . . .     1.20%    1.00%   -1.70%   -0.20%
          ______%
                    Malaysia  . . .     0.01%   -0.82%    4.03%   -2.90%
          ______%
                    Indonesia . . .    -4.87%   -4.79%   -3.85%   -1.88%
          ______%
                    Philippines . .   -19.96%    4.02%    2.15%   -5.19%
          ______%
                    China (Official)   -9.80%   -3.10%   -7.50%   -0.90%
          ______%
                    China (SWAP)  .     3.70%   -4.10%  -19.80%  -11.50%
          ______%

                    Sources: China Region countries, except Hong Kong, Singapore and
                              China: Emerging Stock Market Fact Book 1994, International Finance Corp.; Hong Kong,
          Singapore and
                              China, 1988-1992: Baring Securities, Pacific Rim Stock
                              Market Review, July 1993; 1993 Hong Kong and
          Singapore:
                              Jardine Fleming; 1993 China:  Mees Pierson
          Securities,
                              Inc.







































                    IVY INTERNATIONAL BOND FUND
          PROSPECTUS
                    Class A, Class B and Class C Shares

                       April 30, 1996

          ______________________________________________________________


                    Ivy Fund (the "Trust") is a registered investment company
                    currently consisting of thirteen separate portfolios.
          One
                    portfolio of the Trust, Ivy International Bond Fund (the "Fund"),
                    is described in this Prospectus.

                       This Prospectus sets forth concisely the information about the
                    Fund that a prospective investor should know before investing and should be read carefully and retained for future reference.
                    Additional information about the Fund is contained in the
                    Statement of Additional Information ("SAI") for the
          Fund.  The
                    SAI, dated April 30, 1996, has been filed with the Securities and












                    Exchange Commission ("SEC") and is available upon request and without charge from the Trust at the Distributor's address and telephone number provided below. The SAI is incorporated by reference into this Prospectus.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
          BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES
                    COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                    OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
          IS A
                    CRIMINAL OFFENSE.

          _________________________________________________________________

                       BOARD OF TRUSTEES: John S. Anderegg, Jr.; Paul H.
          Broyhill;
                    Stanley Channick; Frank W. DeFriece, Jr.; Roy J. Glauber; Michael
                    G. Landry; Michael R. Peers; Joseph G. Rosenthal;
          Richard N.
                    Silverman; J. Brendan Swan

                    LEGAL COUNSEL: Dechert Price & Rhoads, Boston, MA

                    OFFICERS: Michael G. Landry, President; Keith J.
          Carlson, Vice
                    President; C. William Ferris, Secretary/Treasurer;
          Michael R.
                    Peers, Chairman

                    CUSTODIAN: Brown Brothers Harriman & Co., Boston, MA

                    TRANSFER AGENT: Mackenzie Ivy Investor Services Corp., P.O. Box
                    3022, Boca Raton, FL 33431-0922 (800) 777-6472

                    AUDITORS: Coopers & Lybrand L.L.P., Ft. Lauderdale, FL

                    INVESTMENT MANAGER: Ivy Management, Inc., Boca Raton,
          FL

                    DISTRIBUTOR: Mackenzie Ivy Funds Distribution, Inc., Via Mizner
                    Financial Plaza; 700 South Federal Highway; Boca Raton, FL 33432
                    (800) 456-5111























                                            TABLE OF CONTENTS


                    SCHEDULE OF FEES  . . . . . . . . . . . . . . . . . . .
          . . .
                    EXPENSE DATA TABLE  . . . . . . . . . . . . . . . . . .
          . . .
                    INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
          . . .
                    INVESTING IN INTERNATIONAL BOND MARKETS . . . . . . . .
          . . .
                    RISK FACTORS AND INVESTMENT TECHNIQUES  . . . . . . . .
          . . .
                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS .
          . . .
                    RISKS . . . . . . . . . . . . . . . . . . . . . . . . .
          . . .
                         BONDS  . . . . . . . . . . . . . . . . . . . . . .
          . . .
                         NON-DIVERSIFIED INVESTMENT COMPANIES . . . . . . .
          . . .
                         REPURCHASE AGREEMENTS  . . . . . . . . . . . . . .
          . . .
                         ZERO COUPON SECURITIES . . . . . . . . . . . . . .
          . . .
                         OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS .
          . . .
                         LENDING  . . . . . . . . . . . . . . . . . . . . .
          . . .
                    ORGANIZATION OF THE FUND  . . . . . . . . . . . . . . .
          . . .
                         INVESTMENT MANAGER . . . . . . . . . . . . . . . .
          . . .
                         INVESTMENT MANAGEMENT EXPENSES . . . . . . . . . .
          . . .
                         ADMINISTRATOR  . . . . . . . . . . . . . . . . . .
          . . .
                         FUND ACCOUNTING  . . . . . . . . . . . . . . . . .
          . . .
                         CUSTODIAN  . . . . . . . . . . . . . . . . . . . .
          . . .
                         TRANSFER AGENT . . . . . . . . . . . . . . . . . .
          . . .












                    PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . .
          . . .
                    ALTERNATIVE PURCHASE AGREEMENTS . . . . . . . . . . . .
          . . .
                         CLASS A SHARES . . . . . . . . . . . . . . . . . .
          . . .
                         CLASS B SHARES . . . . . . . . . . . . . . . . . .
          . . .
                         CLASS C SHARES . . . . . . . . . . . . . . . . . .
          . . .
                    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE  . . . .
          . . .
                    DIVIDENDS AND TAXES . . . . . . . . . . . . . . . . . .
          . . .
                         TAXATION . . . . . . . . . . . . . . . . . . . . .
          . . .
                    PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . .
          . . .
                    HOW TO BUY SHARES . . . . . . . . . . . . . . . . . . .
          . . .
                         OPENING AN ACCOUNT . . . . . . . . . . . . . . . .
          . . .
                         BUYING ADDITIONAL SHARES . . . . . . . . . . . . .
          . . .
                    HOW YOUR PURCHASE PRICE IS DETERMINED . . . . . . . . .
          . . .
                    HOW THE FUND VALUES ITS SHARES  . . . . . . . . . . . .
          . . .
                    INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES  . . .
          . . .
                    CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES  . . .
          . . .
                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE . . . .
          . . .
                    QUALIFYING FOR A REDUCED SALES CHARGE . . . . . . . . .
          . . .
                         RIGHTS OF ACCUMULATION (ROA) . . . . . . . . . . .
          . . .
                         LETTER OF INTENT (LOI) . . . . . . . . . . . . . .
          . . .
                         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE . .
          . . .
                    CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B
          AND
                         CLASS C SHARES . . . . . . . . . . . . . . . . . .
          . . .
                         CONVERSION OF CLASS B SHARES . . . . . . . . . . .
          . . .
                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE . . . .
          . . .
                         ARRANGEMENTS WITH BROKER/DEALERS AND OTHERS  . . .
          . . .
                    HOW TO REDEEM SHARES  . . . . . . . . . . . . . . . . .
          . . .












                    MINIMUM ACCOUNT BALANCE REQUIREMENTS  . . . . . . . . .
          . . .
                    SIGNATURE GUARANTEES  . . . . . . . . . . . . . . . . .
          . . .

                    CHOOSING A DISTRIBUTION OPTION  . . . . . . . . . . . .
          . . .












                    TAX IDENTIFICATION NUMBER . . . . . . . . . . . . . . .
          . . .
                    CERTIFICATES  . . . . . . . . . . . . . . . . . . . . .
          . . .
                    EXCHANGE PRIVILEGE  . . . . . . . . . . . . . . . . . .
          . . .
                         EXCHANGES BY TELEPHONE . . . . . . . . . . . . . .
          . . .
                         EXCHANGES IN WRITING . . . . . . . . . . . . . . .
          . . .
                    REINVESTMENT PRIVILEGE  . . . . . . . . . . . . . . . .
          . . .
                    SYSTEMATIC WITHDRAWAL PLAN ("SWP")  . . . . . . . . . .
          . . .
                    AUTOMATIC INVESTMENT METHOD ("AIM") . . . . . . . . . .
          . . .
                    CONSOLIDATED ACCOUNT STATEMENTS . . . . . . . . . . . .
          . . .
                    RETIREMENT PLANS  . . . . . . . . . . . . . . . . . . .
          . . .
                    SHAREHOLDER INQUIRIES . . . . . . . . . . . . . . . . .
          . . .


































































                    SCHEDULE OF FEES

                                      SHAREHOLDER TRANSACTION EXPENSES

                                                    CLASS A    CLASS B
          CLASS C

                     Maximum sales load imposed on
                     purchases(as a percentage of
                     offering price at time of
                     purchase)                      4.75%(1)   None
          None













                     Maximum contingent deferred
                     sales charge(as a percentage
                     of original purchase price)    None(2)    5.00%(3)
          1.00%(4)


                    (The Fund has no sales load on reinvested dividends, no redemption fees and no exchange fees.)

                    (1) Class A shares of the Fund may be purchased under a variety of plans that provide for reduced sales charges.

                    (2) A contingent deferred sales charge may apply to the
                         redemption of Class A shares that are purchased without an initial sales charge.  See "Purchases of Class A
          Shares at
                         Net Asset Value" and "Contingent Deferred Sales
          Charge--
                         Investments of $500,000 or More in Class A
          Shares."

                    (3) The maximum contingent deferred sales charge on Class B shares applies to redemptions during the first year after
                         purchase. The charge declines to 4% during the second year;
                         3% during the third and fourth years; 2% during the fifth
                         year; 1% during the sixth year; and 0% in the seventh year and thereafter.

                    (4) The maximum contingent deferred sales charge on Class C shares applies to redemptions during the first year after
                         purchase.







































                    EXPENSE DATA TABLE

                                      ANNUAL FUND OPERATING EXPENSES[*]
                         (estimated as a percentage of average daily net assets)


                                            CLASS A     CLASS B     CLASS
          C[#]

                     Management Fees(1)  .  0.75%       0.75%       0.75%
                     12b-1
                     Service/Distribution
                     Fees  . . . . . . . .  0.25%       1.00%(4)    1.00%

                     Other Expenses  . . .  0.50%(2)    0.50%(2)    0.50%
                     Total Fund Operating
                     Expenses(1) . . . . .  1.50%       2.25%(3)
          2.25%(3)


                    [*] As of April 30, 1996, the date of this Prospectus, no shares of the Fund have been issued.
                    [#]  The inception date for Class C shares is April 30,
          1996.
                    [1] Ivy Management, Inc. ("IMI"), the Fund's investment manager, currently intends to limit the Fund's Total Fund Operating
                         Expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification
                         expenses and other extraordinary expenses) to an annual rate of 1.50% of the Fund's average daily net assets, as
                         described in this Prospectus under "Organization of the
                         Fund."












                    [2] The "Other Expenses" of the Fund are based on estimated amounts for the current fiscal year.
                    [3] Total Fund Operating Expenses for Class B and Class C shares of the Fund are higher than such expenses for other mutual funds with similar investment objectives.
                    [4]  Long-term investors may, as a result of the Fund's
          12b-1
                         Fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair
                         Practice of the National Association of Securities Dealers,
                         Inc.

                                                 EXAMPLE
                                              CLASS A SHARES

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 YEAR(1)                3 YEARS

                              $62[*]                   $92[*]

                    [*] These figures assume that the current expense limitation is in place for each of the time periods indicated.
          IMI, as
                         investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one and three in the preceding Example.














                    [1] Assumes deduction of the maximum 4.75% initial sales charge at the time of purchase and no deduction of a contingent
                         deferred sales charge at the time of redemption.

                                             EXAMPLE (1 OF 2)
                                              CLASS B SHARES

                         You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                 1 YEAR[1]                 3 YEARS[2]

                                 $73[**]                   $100[**]

                                             EXAMPLE (2 OF 2)
                                              CLASS B SHARES

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) no redemption:

                                 1 YEAR[1]                 3 YEARS

                                 $23[**]                   $70[**]

                    [**] These figures assume that the current expense limitation is in place for each of the time periods indicated.
          IMI, as
                         investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one and three in the preceding
                         Examples.

                    [1] Assumes deduction of a 5% contingent deferred sales charge at the time of redemption.

                    [2] Assumes deduction of a 3% contingent deferred sales charge at the time of redemption.


                                              EXAMPLE (1 OF 2)
                                              CLASS C SHARES












                         You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                 1 YEAR[1]                 3 YEARS

                                 $_____[**]                $_____[**]














                                             EXAMPLE (2 OF 2)
                                              CLASS C SHARES

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) no redemption:

                                 1 YEAR[1]                 3 YEARS

                                 $_____[**]                $_____[**]

                    [**] These figures assume that the current expense limitation is in place for each of the time periods indicated.
          IMI, as
                         investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one and three in the preceding
                         Examples.

                    [1] Assumes deduction of a 1% contingent deferred sales charge at the time of redemption.


                    The purpose of the foregoing tables is to provide an investor with an understanding of the various costs and expenses that an investor in the Fund will bear, directly or indirectly.
          The
                    Examples assume reinvestment of all dividends and distributions and that the percentage amounts under "Total Fund
          Operating
                    Expenses After Expense Reimbursement" remain the same each year.
                    As noted above in the Expense Data Table, the percentage amounts under "Total Fund Operating Expenses After Expense Reimbursement"
                    reflect expense reimbursements. The assumed annual return of 5%
                    is required by applicable law to be applied by all investment companies and is used for illustrative purposes only.
          This
                    assumption is not a projection of future performance. The actual expenses for the Fund may be higher or lower than the estimates given.

                       The percentages expressing annual fund operating expenses are based on estimated expenses of the Fund during the current fiscal year, except as otherwise noted in the Expense Data Table. For a more detailed discussion of the Fund's fees and expenses, see the following sections of the Prospectus: "Organization and Management of the Fund," "Initial Sales Charge
          Alternative--Class
                    A Shares," "Contingent Deferred Sales Charge
          Alternative--Class B
                    and Class C Shares," and "How to Buy Shares," and the following section of the SAI: "Investment Advisory and Other
          Services."

                    INVESTMENT OBJECTIVES AND POLICIES

                    The Fund is a non-diversified company which has a principal investment objective of current income primarily by investing in high-grade non-U.S. dollar-denominated bonds
          (international
                    bonds). Protection, and possible enhancement, of principal value through active management of currency, bond market and maturity exposure and through security selection is a secondary objective.












                    The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Trustees may make non-material changes in the Fund's objectives without shareholder approval.
                    Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all
                    investment policies and practices described in this Prospectus and in the SAI are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund's objectives will be met.

                    INVESTING IN INTERNATIONAL BOND MARKETS

                    The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

                    Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation
                    influence the market conditions of other countries through the flow of international capital. The Fund is a convenient vehicle for investing in international bond markets, some of which may, during certain time periods, outperform the U.S.
          dollar-
                    denominated bond markets.

                    History has shown that returns from international bond markets often differ from those generated by U.S. bond markets.
          The
                    variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. Although the Fund is non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), investing in the Fund can provide an investor's existing portfolio of U.S.
          dollar-denominated bonds
                    (U.S. bonds) with international diversification.

                    At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or
                    greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar. Of course, at any time, the opposite may also be true.

                    Individual and small institutional investors often find it difficult to participate in international bond markets. This is due in part to the lack of current information available about foreign entities as well as difficulties in purchasing and selling foreign securities, holding foreign securities in
                    safekeeping, and converting foreign currencies into U.S. dollars.
                    The Fund is a convenient and relatively low cost way for
                    individuals and small institutions to invest in these markets.
                    The Fund can provide its shareholders with potential capital appreciation and protection, as well as income, as is associated with a professionally managed portfolio of high-grade international bonds. IMI has significant experience investing in
                    international markets as well as in global trading, custody and currency transactions.

                    In addition, the Fund offers investors the opportunity to enjoy the benefits of all of the Ivy Mackenzie Funds. IMI, together with its affiliate, Mackenzie Investment Management
          Inc.
                    ("MIMI"), manages a diverse family of funds and provides a wide range of services to help investors meet their investment needs.

                    RISK FACTORS AND INVESTMENT TECHNIQUES

                    The Fund is intended for long-term investors who can accept the risks associated with investing in international bonds.
          Total
                    return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in the local currency and currency gains or losses. For federal income tax purposes, currency gains and losses generally are regarded as ordinary income and loss and, therefore, may increase or reduce the amount of the Fund's distributions.

                    The value of the Fund's portfolio will vary in response to a number of economic factors, the most important being fluctuations in foreign currency exchange rates, in market interest rates and in an issuer's creditworthiness. Since the Fund's investments are denominated primarily in foreign currencies, changes in foreign currency values can significantly affect the Fund's share price. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.
          In
                    addition, because the market value of a debt security generally varies inversely with changes in prevailing interest rates, the longer the maturity of a debt security, the more volatile it will be in terms of changes in value. There also exists the risk that the issuer of a debt security may not be able to meet its
                    obligation on interest or principal payments at the time called for by the security.

                    IMI attempts to control exchange rate and interest rate risks through active portfolio management, including such techniques as management of currency, bond market and maturity exposure and selection of securities based on available yields and IMI's foreign interest rate and currency exchange rate projections.
                    Longer maturity bonds tend to fluctuate more in price than shorter-term instruments in which the Fund invests--providing potential for both gain and loss.













                    Investors should not rely on an investment in the Fund for their short-term financial needs or use the Fund as a vehicle for playing short-term swings in the international bond and foreign exchange markets. The Fund should not be regarded as a total investment program. Also, investors should be aware that
                    investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

                    Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S.
                    securities. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, often less publicly available information about issuers, the possibility of expropriation or confiscatory taxation, adverse changes in
                    investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital.
                    Additionally, dividends or interest payable on foreign securities may be subject to foreign taxes withheld prior to distribution and other foreign taxes might apply. Transactions in foreign securities may involve greater time from the trade date until settlement than is involved for domestic securities transactions and may involve the risk of possible losses to the Fund due to subsequent declines in the value of the portfolio securities.
                    Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Because foreign securities often are purchased with and pay in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. The Fund may incur currency exchange costs when it changes investments from one country to another.
          Further, the
                    Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    The Fund seeks to achieve its objective by investing primarily in a managed portfolio of high grade bonds denominated in foreign currencies, including European currencies and the European
                    Currency Unit (ECU). At least 65% of the Fund's total assets will normally be invested in bonds denominated in foreign
                    currencies. In selecting bonds for the Fund's portfolio, IMI will consider various factors, including yields, credit quality and the fundamental outlook for currency and interest rate trends in different parts of the world. IMI may also take into account the ability to hedge currency and local bond price risk.

                    To be considered a high grade bond in which the Fund primarily invests, a bond must be rated at least A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Services,
                    Inc. ("Moody's") or, if the bond is unrated, it must be












                    considered by IMI to be of comparable quality in local currency terms.

                    The Fund may invest less than 35% of its net assets in debt securities rated Baa or below by Moody's and/or BBB or below by
                    S&P or, if unrated, considered by IMI to be of comparable
                    quality. The Fund will not invest in debt securities that, at the time of investment, are rated less than C by either Moody's or S&P.

                    The Fund's investments may include: debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations
          (e.g.,
                    European Investment Bank, Inter-American Development Bank or the
                    World Bank); corporate debt securities; bank or bank holding company debt securities; and other debt securities, including those convertible into common stock. The Fund may also invest in zero coupon securities which do not provide for the periodic payment of interest and are sold at significant discount from face value.

                    The Fund may also purchase securities which are not publicly offered and may be subject to regulations applicable to restricted securities.












                    The Fund intends to diversify among several countries and market sectors, and to have represented, in substantial proportions, business activities in not less than three different countries other than the United States. Under normal circumstances, the
                    Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund may engage in options, futures, forward foreign currency contact and other derivatives transactions, as described below, for hedging purposes or to seek to enhance potential gain. The Fund may invest without limit in
                    U.S. debt securities, including short-term money market securities, for temporary defensive or emergency purposes.  It is
                    not possible to predict the extent to which the Fund might employ such optional strategies.

                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS

                    The Fund may not make loans except through the lending or
                    purchase of portfolio securities or through repurchase agreements, and may not borrow money except as a temporary
                    measure for extraordinary or emergency purposes.

                    In addition, as a matter of non-fundamental policy, the Fund may not invest more than 10% of its net assets in securities which are not readily marketable, repurchase agreements maturing in more than seven days, and restricted securities; in no event may the Fund invest more than 5% of its assets in restricted
                    securities. These instruments may be difficult to sell promptly at an acceptable price, and the sale of certain of these
                    instruments may be subject to legal restrictions. Difficulty in selling these instruments may result in a loss or may be costly to the Fund. A description of these and other policies and restrictions is contained under "Investment
          Restrictions" in the












                    Fund's SAI.

                    To protect against adverse movements of interest rates and for purposes of liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances,
                    certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

                    The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative
                    transactions such as buying and selling options and futures contracts, entering into currency exchange contracts, and
                    purchasing indexed securities.

                    IMI can use these practices to adjust the risk and return
                    characteristics of the Fund's portfolio of investments.
          If IMI
                    judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
                    In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

                    The Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to
                    repurchase at a specified time and price.

                    The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield generally are fixed on the date of commitment to purchase. From the time of purchase until settlement, no
                    interest accrues to the Fund. At the time of settlement, the market value of the security may differ from the purchase price.

                    The higher yields and high income sought by the Fund may be obtainable from high yield, higher risk securities in the lower rating categories of the established rating services.
          These
                    securities are rated Baa or lower by Moody's or BBB or lower by
                    S&P. The Fund may invest in securities rated as low as C by
                    Moody's or S&P, which may indicate that the obligations are speculative to a high degree and often in default.
          Securities
                    rated lower than Baa or BBB (and comparable unrated securities)
                    are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the
          Fund's best












                    interest to retain or dispose of the security.
          However, should
                    any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions. See Appendix A to the SAI for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                    RISKS

                    The different types of securities and investment techniques used by IMI all have attendant risks of varying degrees.
          The Fund's
                    investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities. The following are descriptions of certain risks related to the investments and techniques that IMI may use from time to time.

                         LOW-RATED DEBT SECURITIES. The Fund may invest less than
                    35% of its net assets in debt securities rated below BBB or Baa, but no lower than C, by S&P or Moody's. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income than the price and liquidity of higher rated securities.
                    In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.
          The
                    market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship with the ability of an issuer of lower rated securities to meet its ongoing debt obligations.


                         Reduced volume and liquidity in the high yield, high risk
                    bond market or the reduced availability of market quotations may make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of
                    reliable, objective data may increase the Fund's reliance on
                    IMI's judgment in valuing high yield, high risk bonds.
          In
                    addition, the Fund's investments in high yield, high risk
                    securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors.

                         NON-DIVERSIFIED INVESTMENT COMPANIES.  As a "non-
                    diversified" investment company, the Fund may invest a greater portion of its assets in the securities of fewer issuers, thereby exposing the Fund to greater market and credit risk than a more broadly diversified investment company.

                         REPURCHASE AGREEMENTS. If the seller of securities under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller before repurchase of the securities under a repurchase agreement, the Fund may experience delays in selling the
                    securities and might incur losses if the value of the securities should decline, as well as costs in disposing of the securities.

                         ZERO COUPON SECURITIES. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash interest payments. If the Fund holds zero coupon securities in its portfolio, it generally will recognize income currently for federal income tax purposes in the amount of the unpaid, accrued interest and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing this income will not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and from loan proceeds.

                         OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS.
                    Successful use of option contracts, forward foreign currency contracts, futures contracts and options on futures contracts is subject to special risk considerations. The risk of loss from the use of futures is potentially unlimited. A liquid secondary market for any futures or related options contract may not be available when a futures or options position is sought to be closed and the Fund would remain obligated to meet margin
                    requirements until the position is closed. In addition, there may be an imperfect correlation between price movements in the securities or currency on which the futures or options contract is based and in the Fund's portfolio securities being hedged.
                    Successful use of futures or related options contracts is further dependent on IMI's ability to predict correctly price movements in the securities or currency being hedged, and no assurance can be given that its judgment will be correct. Currency futures contracts and options thereon may be traded on foreign exchanges;
                    such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental action affecting trading in, or the prices of, foreign securities. Successful use of options on securities or currencies or forward foreign currency contracts is subject to similar risk considerations. For further information regarding the Fund's options and futures transactions and their risks, see the SAI.

                         LENDING. Lending securities to broker-dealers is a means of earning income. This practice could result in a loss or a delay in recovering, or even a loss of rights in, the Fund's securities.

                    ORGANIZATION OF THE FUND












                       The Fund is a separate, non-diversified portfolio of the
                    Trust, an open-end management investment company organized as a
                    Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the
                    Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has thirteen series of shares. The Trustees of the
                    Trust also have the authority, without shareholder approval, to classify and reclassify the shares of the Fund into one or more classes. Pursuant to this authority, the Trustees have authorized the issuance of three classes of shares of the Fund,
                    designated as Class A, Class B and Class C. Shares of the Fund
                    entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class
                    represent an interest in the same portfolio of investments of the
                    Fund. Each class of shares has a different distribution policy and bears different distribution fees. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.














                         INVESTMENT MANAGER. The Trust employs IMI to provide
                    business management and investment advisory services;
          MIMI, of
                    which IMI is a wholly owned subsidiary, to provide administrative services; and Mackenzie Ivy Funds Distribution, Inc. ("MIFDI," or
                    the "Distributor") to distribute the Fund's shares. The Fund is managed by a team, with each team member having specific
                    responsibilities.

                         INVESTMENT MANAGEMENT EXPENSES.  For management of
                    investment and business affairs, the Fund pays IMI a monthly fee calculated on the basis on the Fund's average daily net assets during the preceding month at an annual rate of 0.75%. The fees paid by the Fund are higher than the average fees paid by most funds.

                         Under the Fund's management agreement, IMI pays all expenses incurred by it in rendering management services to the Fund. The
                    Fund bears its cost of operations. See the SAI. If, however, the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the Fund in any state in which
                    the shares are then qualified for sale, IMI will bear the excess expenses.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses)
          to an
                    annual rate of 1.50% of the Fund's average daily net assets. As long as the Fund's expense limitation continues, it may lower the
                    Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund. Thereafter,
                    IMI will comply with any applicable state regulations that may require IMI to make reimbursements to the Fund in the event that the Fund's aggregate operating expenses, including advisory fees,












                    administrative services fees and transfer agency and shareholder services fees, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations. The strictest rule currently applicable to the Fund is 2.5% of the first $30,000,000 of net assets, 2.0%
                    of the next $70,000,000 of net assets and 1.5% of the remainder.

                         The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the
                    creditors, are allocated to and constitute the underlying assets of each class of the Fund which are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust.
          General
                    expenses of the Trust (such as the costs of maintaining the
                    Trust's existence, legal fees, proxy and shareholders' meeting costs, etc.) that are not readily identifiable as belonging to a particular fund or to a particular class of a fund will be allocated among and charged to the assets of each fund on a fair and equitable basis, which may be based on the relative net assets of each fund or the nature of the services performed and relative applicability to each fund. Expenses that relate
                    exclusively to the Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

                         ADMINISTRATOR. The Trust has entered into an Administrative
                    Services Agreement with MIMI pursuant to which MIMI provides various administrative services for the Fund including maintenance of registration or qualification of Fund shares under
                    state "Blue Sky" laws, assisting in the preparation of Federal, state and local income tax returns and preparing financial and other information for prospectuses, statements of additional information, and periodic reports to shareholders. In addition,
                    MIMI will assist the Trust's legal counsel with SEC registration statements, proxies and other required filings. Under the
                    agreement, the Fund's net assets are subject to a monthly fee at the annual rate of 0.10%.

                         FUND ACCOUNTING. The Trust has entered into a Fund
                    Accounting Services Agreement with MIMI pursuant to which MIMI provides certain accounting and pricing services for the Fund.
                    For fund accounting services, the Fund pays MIMI out-of-pocket expenses as incurred and a monthly fee based upon the Fund's net assets at the end of the preceding month at the following rates:
                    $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when the net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

                         TRANSFER AGENT.  Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC"), a wholly owned subsidiary of MIMI, is the transfer agent and dividend paying agent for the Fund and provides certain shareholder and shareholder-related services as required by the












                    Fund. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by MIISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly.
                    As compensation for these services, MIISC pays the broker-dealer a similar open account fee for each account within the omnibus account or a fixed rate (e.g., .10%) based on the average daily net asset value of the omnibus account (or a combination
                    thereof).

                    PORTFOLIO TRANSACTIONS

                    Subject to the overall supervision of the Trust's President and the Board of Trustees, IMI places all orders for the purchase and sale of portfolio securities for the Fund. All portfolio
                    transactions are executed at the best price and execution












                    obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage commissions are generally not required to be paid by the Fund for such purchases and sales, although the price paid usually includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market
                    securities from dealers normally reflect the spread between the bid and asked prices. Subject to the requirement of best price and execution, IMI may select broker-dealers that provide it with research services and may consider the sales of shares of the
                    Fund as a factor in the selection of broker-dealers. During the
                    Fund's current fiscal year, the portfolio turnover rate is estimated not to exceed 75%.

                    ALTERNATIVE PURCHASE ARRANGEMENTS

                       You can purchase shares of the Fund at a price equal to their net asset value per share, plus a sales charge. At your
                    election, this charge may be imposed either at the time of the purchase (see "Initial Sales Charge Alternative -Class A shares")
                    or on a contingent deferred basis (see "Contingent Deferred Sales
                    Charge - Class B and Class C Shares"). If you do not specify on your account application which class of shares you are purchasing, it will be assumed that you are investing in Class A
                    shares. The Fund reserves the right to reject for any reason any purchase order of exchange (see "Exchange Privilege" below).

                         CLASS A SHARES. If you elect to purchase Class A shares,
                    you will incur an initial sales charge unless the amount you purchase is $500,000 or more. If you purchase $500,000 or more of Class A shares, you will not be subject to an initial sales charge, but you will incur a contingent deferred sales charge
                    ("CDSC") if you redeem your shares within 24 months of purchase.
                    See "Contingent Deferred Sales Charge - Class A Shares." Class A
                    shares are subject to ongoing service fees at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges.  See "Share
          Price -
                    Qualifying for a Reduced Sales Charge."

                            CLASS B AND CLASS C SHARES.  Class B and Class
          C shares
                    are not subject to an initial sales charge, but are subject to a
                    CDSC if redeemed within six years of purchase, in the case of
                    Class B shares, or within one year of purchase, in the case of
                    Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to
                    1.00% of a Fund's average daily net assets attributable to its
                    Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of
                    Class A shares. Also, to the extent that a Fund pays any
                    dividends, these higher expenses will result in lower dividends than those paid on Class A shares.

                    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE

                       The alternative purchase arrangement allows you to choose the most beneficial way to buy shares given the amount of your purchase, the length of time you expect to hold your shares and other circumstances. You should consider whether, during the anticipated life of your Fund investment, the accumulated fees on
                    Class B and Class C shares would be less than the initial sales charge and accumulated fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' lower expenses. To help you make this determination, the table under the caption "Expense Information"
                    on the inside cover page of this Prospectus gives examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial if you qualify for a reduced sales charge.  See "Share Price -- Qualifying for a Reduced
          Sales
                    Charge."

                       Class A shares are subject to lower distribution and service fees, and accordingly, pay correspondingly higher dividends per share, to the extent that any dividends are paid.
          However,
                    because initial sales charges are deducted at the time of
                    purchase, you would not have all of your funds invested initially and, therefore, would own fewer shares. If you do not qualify for reduced initial sales charges and expect to maintain your investment for an extended period of time, you might consider purchasing Class A shares because the accumulated distribution and service changes on Class B and Class C shares may exceed the initial sales charge and accumulated distribution and service charges on Class A shares during the life of your investment.

                       Alternatively, you might determine that it would be more
                    advantageous to purchase Class B or Class C shares in order to have all of your funds invested initially, although remaining subject to a CDSC and a higher distribution fee over a period of eight years.













                       In the case of Class A shares, the distribution expenses that
                    MIFDI incurs in connection with the sale of the shares will be paid from the proceeds of the initial sales charge and the ongoing distribution and service fees. In the case of Class B and Class C shares, the expenses will be paid from the proceeds of ongoing distribution and service fees, as well as the CDSC incurred upon redemption within six years of purchase.
          The
                    purpose and function of the Class B and Class C shares' CDSC and ongoing distribution fees are the same as those of the Class A shares' initial sales charge and ongoing distribution and service fees. MIFDI is the principal underwriter of the Fund's shares.
                    Sales personnel distributing the Fund's shares may receive different compensation for selling each class of shares.













                    DIVIDENDS AND TAXES

                       Dividends and capital gain distributions received from the
                    Fund are reinvested in additional shares of your class unless you elect the option to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.
                    Because of the higher expenses associated with Class B and Class
                    C shares, any dividend on these shares will be lower than on the
                    Class A shares.  See "Share Price."

                       In order to provide steady cash flow to the Fund's
                    shareholders, the Board of Trustees intends normally to make monthly distributions from the Fund's net investment income to the Fund's Class A, Class B and Class C shares based on their relative net asset value. The Fund intends to make a final distribution for each fiscal year of any undistributed net investment income and net realized short-term capital gains, as well as undistributed net long-term capital gains, realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
                    Section 4982 of the Internal Revenue Code of 1986, as amended
                    (the "Code").

                    If, for any year, the total distributions from the Fund exceed net investment income and net realized capital gains for the
                    Fund, the excess, distributed from the assets of the Fund, will generally be treated as a return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his or her shares (thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain. However, if the Fund has current or accumulated earnings and profits, so as to
                    characterize all or a portion of such excess as a dividend for federal income tax purposes, the distributions, to that extent, would normally be taxable as ordinary income (or, if a capital gain dividend, as long-term capital gain).












                    If the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions will decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.
          Such sales
                    could also adversely affect the Fund's status as a regulated investment company.  See "Taxation" in the SAI.

                         TAXATION. The following discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the
                    Fund, including the status of distributions from the Fund under applicable state or local law.

                    The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, the
                    Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

                    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income.
                    Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains
                    (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

                    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October,
                    November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                    Each year the Fund will notify shareholders of the tax status of dividends and distributions.

                    Investments in securities that are issued at a discount will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.












                    Income and gains received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes.
                    Unless the Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S.
                    source income.

                    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will
                    be a capital gain or loss which will be long-term or short-term,












                    generally depending upon the shareholder's holding period for the shares.

                    The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct
                    taxpayer identification number or to make required certifications, or who have been notified by the IRS that they
                    are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

                    Further information relating to tax consequences is contained in the SAI.

                    Fund distributions also may be subject to state, local and foreign taxes. Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Fund.

                    PERFORMANCE DATA

                    Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to:
          (i) other
                    groups of mutual funds tracked by Lipper Analytical Services (a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets), or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (ii)
                    the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; and
          (iii)
                    unmanaged indices so that investors may compare the Fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general.
                    Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

                       In addition, advertisements, sales literature and
                    communications to shareholders may contain various measures of the Fund's performance including current yield, various expressions of total return and current distribution rate.  Such
                    materials may occasionally cite statistics to reflect the Fund's volatility or risk. Performance information is computed
                    separately for the Fund's Class A, Class B and Class C Shares in
                    accordance with the formulas described below.  Because
          Class B
                    and Class C shares bear the expense of the deferred sales charge alternative, it is expected that the level of performance of the
                    Fund's Class B and Class C shares will be lower than that of the
                    Fund's Class A shares.

                    Average annual total return figures as prescribed by the SEC represent the average annual percentage change in value of $1000 invested at the maximum public offering price (offering price includes applicable sales charge) for one-, five- and ten-year periods, or any portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for other periods, or based on investments at various sales charge levels or at net asset value.
                    For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

                    Current yield reflects the income per share earned by the Fund's portfolio investments; it is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result.

                    Yield, which is calculated according to a formula prescribed by the SEC (see the SAI), is not indicative of the dividends or distributions that were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders
                    are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is
                    computed by dividing the total amount of dividends per share paid by a Fund during the 12 months by a current maximum offering price (offering price includes sales charge). Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment
                    policies, it might be appropriate to annualize the dividends paid during the period when such policies would be in effect, rather than using the dividends during the past 12 months.
          The
                    distribution rate will differ from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

                    Performance figures are based upon past performance and will reflect all recurring charges against Fund income. In the case of Class A shares, performance figures may assume the payment of the maximum sales charge on the purchase of shares. Such charges would reduce a performance figure. In the case of Class B and
                    Class shares, performance figures may assume the deduction of any applicable CDSC imposed on redemption of shares held for the period. The investment results of the Fund, like all others, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's yield, distribution rate or total return may be in any future period.













                    HOW TO BUY SHARES

                       The minimum initial investment is $1000. All purchases must be made in U.S. dollars.  Complete the Account
          Application
                    attached to this Prospectus. Indicate whether you are purchasing
                    Class A, Class B or Class C shares. If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares.

                         OPENING AN ACCOUNT

                    BY CHECK

                    1.   Make your check payable to "Ivy International Bond
          Fund."

                    2. Deliver the completed application and check to your
                         registered representative or Selling Broker, or mail it
                         directly to MIISC.

                    3.   Our address is:

                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL  33431-0922

                    4.   Our courier address is:

                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL 33431-0922

                    BY WIRE

                    1. Deliver a completed fund application to your registered representative or selling broker, or mail it directly to
                         MIISC. Before wiring any funds, please contact MIISC at 1-
                         800-777-6472 to verify your account number.

                    2.   Instruct your bank to wire funds to:























                         Barnett Bank of Palm Beach County
                         ABA # 067008582
                         For deposit to The Ivy Mackenzie Funds
                         a/c #1455031505
                         Name of your account
                         Your Ivy or Mackenzie account number
                         The Ivy or Mackenzie Fund you are buying

                         Your bank may charge a fee for wiring funds.


                    THROUGH YOUR SECURITIES DEALER

                    You may also place an order to purchase shares through your
                    Registered Securities Dealer.

                         BUYING ADDITIONAL SHARES

                    BY CHECK

                    1. Complete the investment stub attached to your statement or include a note with your investment listing the name of the
                         Fund, the class of shares to purchase, your account number and the name(s) in which the account is
          registered.

                    2.   Make your check payable to the Ivy or Mackenzie
          Fund to
                         which the investment will be made.

                    3.   Mail the account information and check to:

                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL  33432

                         Our courier address is:

                         Mackenzie Ivy Investor Services Corp.
                         700 South Federal Highway, Suite 300
                         Boca Raton, FL  33432














                         or deliver it to your registered representative or selling broker.

                    BY WIRE

                    Instruct your bank to wire funds to:

                         Barnett Bank of Palm Beach County
                         ABA # 067008582
                         For deposit to
                         The Ivy Mackenzie Funds
                         a/c # 1455031505
                         Name of your account
                         Your Ivy or Mackenzie account number












                         The Ivy or Mackenzie Fund you are buying

                         Your bank may charge a fee for wiring funds.

                    THROUGH A REGISTERED SECURITIES DEALER

                    You may also place an order to purchase shares through your Registered Securities Dealer.


                    BY AUTOMATIC INVESTMENT ("AIM")

                    1.   Complete the "Automatic Investment Method" and
          "Wire/EFT
                         Information" sections on the Account Application designating a bank account from which funds may be drawn.
          Please note
                         that in order to invest using this method, your bank must be a member of the Automated Clearing House system
          (ACH).
                         Please remember to attach a voided check to your account
                         application.














                    2. At pre-specified intervals, your bank account will be
                         debited and the proceeds will be credited to your Ivy or
                         Mackenzie Fund account.

                    HOW YOUR PURCHASE PRICE IS DETERMINED

                       Your purchase price for Class A shares of the Fund is the net asset value per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B and Class C shares of the Fund is the net asset value per share.

                    Your purchase of shares will be made at the price next determined after the purchase order is received. The price is effective for orders received by MIISC or by your registered securities dealer prior to the time of the determination of the net asset value.
                    Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

                    Orders placed with a securities dealer prior to the time of determination of the net asset value and transmitted through the facilities of the National Securities Clearing
          Corporation by
                    7:00 PM EST on the same day are confirmed at that day's price.
                    Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

                    You will receive an account statement of your account after any purchase, exchange or full liquidations. Statements related to reinvestment of dividends, capital gains, systematic investment plans ("SIP" - See the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

























                    HOW THE FUND VALUES ITS SHARES

                    The net asset value ("NAV") per share is the value of one share.
                    The NAV per share is determined in the following manner: the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate gross value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
                    The NAV per share is determined once every business day (each day the New York Stock Exchange is open). Trading of foreign
                    securities may not occur on every business day, and may occur on days when the New York Stock Exchange is closed.

                       The Fund offers three classes of shares in this
          Prospectus:
                    Class A shares, which are subject to an initial sales charge; and
                    Class B and Class C shares, which are subject to a CDSC. If you do not specify a particular class of shares, it will be assumed that you are purchasing Class A shares and an initial sales charge will be assessed.

                    INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

                    Shares are purchased at a public offering price equal to their
                    NAV per share plus a sales charge, as set forth below.























































                                TABLE OF SALES CHARGES FOR CLASS A SHARES

                                                       SALES CHARGE
                                                       AS A PERCENTAGE
                                                       OF PUBLIC
                    AMOUNT INVESTED                    OFFERING PRICE

                    Less than $100,000                      4.75%
                    $100,000 but less than $250,000         3.75
                    $250,000 but less than $500,000         2.50%
                    $500,000 and over*                      0.00%














                                                       SALES CHARGE
                                                       AS A PERCENTAGE
                                                       OF NET
                    AMOUNT INVESTED                    AMOUNT INVESTED

                    Less than $100,000                      4.99%
                    $100,000 but less than $250,000         3.90%
                    $250,000 but less than $500,000         2.56%
                    $500,000 and over*                      0.00%


                                                       PORTION OF
                                                       PUBLIC OFFERING
                                                       PRICE RETAINED
                    AMOUNT INVESTED                    BY DEALER

                    Less than $100,000                      4.00%
                    $100,000 but less than $250,000         3.00%
                    $250,000 but less than $500,000         2.00%
                    $500,000 and over*                      0.00%

                    [*] A CDSC may apply to the redemption of Class A shares that are purchased. See "Contingent Deferred Sales Charge--Class
                         A Shares."

                    Sales charges ARE NOT APPLIED to any dividends which are
                    reinvested in additional shares of the Fund.

                    MIFDI may, at the time of any purchase of Class A Fund shares, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase.
                    For purchases over $500,000, the commission would be computed at
                    1.00% of the first $3,000,000 invested, 0.50% of the next
                    $2,000,000 invested, and 0.25% of the amount invested in excess of $5,000,000. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

                    An investor may be charged a transaction fee for Class A shares purchased or redeemed at net asset value through a broker or agent other than MIFDI.

                       MIFDI compensates participating brokers who sell
          Class A
                    shares through the initial sales charge. MIFDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute the Fund's
          Class A
                    shares. Pursuant to separate distribution plans for the Fund's
                    Class A, Class B and Class C shares, MIFDI bears various
                    promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's distribution plans applicable to its Class A, Class B and Class C shares,
          MIFDI
                    currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

                    MIFDI may from time to time pay a bonus or other incentive to dealers (other than MIFDI) which employ a registered representative who sells a minimum dollar amount of the shares of
                    the Fund and/or other funds distributed by MIFDI during a
                    specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

                    CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES












                    Purchases of $500,000 or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00%
                    will be imposed.

                    Purchases made under the NAV Transfers Program in Class A shares of the Fund are subject to a CDSC of 0.40% for certain redemptions within one year after the date of purchase.

                    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the
                    Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional
                    Class A shares.

                    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be
                    assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption
                    "Waiver of Contingent Deferred Sales Charges."

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE.  The
          CDSC is























                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan or (b) in the case of an individual retirement account ("IRA"), a custodial account pursuant to section 403(b)(7) of the Code, or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an
                    IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code)
                    of a shareholder from an account in which the deceased or
                    disabled is named, provided that the redemption is requested within one year of death or disability. The distributor may require documentation prior to waiver of the CDSC.

                    Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class shares received in the exchange, and will be charged accordingly at the time of redemption.

                    QUALIFYING FOR A REDUCED SALES CHARGE

                         RIGHTS OF ACCUMULATION (ROA).  Rights of
          Accumulation
                    ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie Fund accounts (except
                    Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to
                    accounts under a trustee or other single fiduciary
          (including
                    retirement accounts qualified under Section 401 of the
          Code).
                    The current market value of all of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal or greater than a
                    breakpoint amount for the Fund, then you qualify for the reduced sales charge.

                         LETTER OF INTENT (LOI).  A Letter of Intent
          ("LOI") is a
                    non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign a
                    LOI, please complete Section 4B of the new account application.

                         Should the LOI not be fulfilled within the thirteen month
                    period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

                         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. An investor who was a shareholder of any Ivy Fund on December 31, 1991 or a shareholder of American Investors Income Fund, Inc. or American
                    Investors Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Mackenzie Fixed Income Trust or Ivy Growth Fund as
                    a result of the respective reorganizations between the funds will be exempt from sales charges on the purchase of Class A shares of any Ivy or Mackenzie Fund. This privilege is also available to immediate family members of a shareholder (i.e., the shareholder's children, the shareholder's spouse and the children
                    of the shareholder's spouse). This no-load privilege terminates for the investor if the investor redeems all shares owned.
                    Shareholders and their relatives as described above should call
                    1-800-235-3322 for information about additional purchases or to inquire about their account.

                    Officers and Trustees of the Trust (and their relatives) and IMI,
                    MIMI, and Mackenzie Financial Corporation (of which
          MIMI is a
                    subsidiary) and their officers, directors, employees, and
                    retired employees, and legal counsel and independent accountants
                    (and their relatives) may buy Class A shares of the Fund without an initial sales charge or CDSC.

                    Directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with MIFDI or trustees or custodians of any qualified retirement plan established for the benefit of a person enumerated above may buy Class A shares of the Fund without an initial sales charge or CDSC. In addition, certain investment advisors and financial planners who charge a












                    management, consulting or other fee for their services and who place trades for their own accounts and the accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent. THIS PROVISION APPLIES TO ASSETS
                    OF RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS USED TO
                    FUND THOSE PLANS INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN
                    SECTION 401(a), 403(b) OR 457 OF THE CODE AND "RABBI
          TRUSTS"
                    WHOSE ASSETS ARE USED TO PURCHASE SHARES OF THE FUND THROUGH THE
                    AFOREMENTIONED CHANNELS.

                    Class A shares of the Fund may be purchased at net asset value by retirement plans qualified under section 401(a) or 403(b) of the
                    Code and subject to the Employee Retirement Income Security Act of 1974, as amended, subject to the following: (i) either (a) the sponsoring organization must have at least 25 employees or (b)
                    the aggregate purchases by the retirement plan of Class A shares of the Fund must be in an amount of at least $250,000 within a reasonable period of time, as determined by MIFDI in its sole discretion; and (ii) a CDSC of 0.75% will be imposed on such purchases in the event of certain redemption transactions within























                    24 months of such purchases.

                    If investments by retirement plans at NAV are made
          through a
                    dealer who has executed a dealer agreement with respect
          to the
                    Fund, MIFDI may, at the time of purchase, pay such dealer, out of
                    MIFDI's own resources, a commission to compensate such dealer for its distribution assistance in connection with such
          purchase.
                    Commissions would be computed at 0.75% of the first
          $3,000,000
                    invested, 0.50% of the next $2,000,000 invested, and 0.25% of the amount invested in excess of $5,000,000. Please contact MIFDI for additional information.

                    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 0.40% during the first 12 months by any state, county, city, or any instrumentality, department, authority or agency of these entities, which is prohibited by applicable investment laws from paying a sales charge or
                    commission when purchasing shares of any registered investment management company (an "eligible governmental authority"). MIFDI may, at the time of any such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase.
          Commissions would be
                    computed at 0.40% of the first $3,000,000 invested, 0.20% of the next $2,000,000 invested, and 0.10% of the amount invested in excess of $5,000,000.

                    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 0.40% in the first 12 months by trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts subject to any minimum
                    requirements set by MIFDI. Currently, these criteria require that the amount invested or to be invested in the subsequent 13-
                    month period totals at least $250,000. MIFDI may, at the time of any such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 0.40% of the first $3,000,000 invested, 0.20% of the next $2,000,000
          invested,
                    and 0.10% of the amount invested in excess of $5,000,000.

                    Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or
                    acquisition transactions involving other investment companies or personal holding companies.

                       CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS
          B AND
                    CLASS C SHARES

                    Class B and Class C shares are offered at NAV per share without a front end sales charge. However, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a
                    CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed.
                    Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividend reinvestment. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or distributions, and next from the shares you have held the longest during the requisite holding period.

                       Proceeds from the CDSC are paid to MIFDI. MIFDI uses them, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

                       In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them.
                    Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter.


                    Class B Shares:

          CONTINGENT

          DEFERRED SALES

          CHARGE AS A

          PERCENTAGE OF

          DOLLAR AMOUNT
                     YEAR SINCE PURCHASE
          SUBJECT TO

          CHARGE

                     First . . . . . . . . . . . . . . . . . . . . .
          5%
                     Second  . . . . . . . . . . . . . . . . . . . .
          4%

                     Third . . . . . . . . . . . . . . . . . . . . .
          3%
                     Fourth  . . . . . . . . . . . . . . . . . . . .
          3%
                     Fifth . . . . . . . . . . . . . . . . . . . . .
          2%
                     Sixth . . . . . . . . . . . . . . . . . . . . .
          1%
                     Seventh and thereafter  . . . . . . . . . . . .
          0%


                         MIFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares that they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the
                    4% commission and related marketing expenses.
























                         With respect to Class C shares, MIFDI currently intends to pay to dealers a sales commission of 1% of the sale price of
                    Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. MIFDI will receive the entire amount of the CDSC paid by shareholders on the
                    redemption of Class C shares to finance the 1% commission and related marketing expenses.

                         Pursuant to separate distribution plans for the Funds' Class
                    B and Class C shares, MIFDI bears various promotional and sales related expenses, including the cost of printing and
          mailing
                    prospectuses to persons other than shareholders. Under the Funds'
                    Class B Plan, MIFDI retains 0.75% of the continuing
          1.00%
                    service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C Plan,
                    MIFDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

                         CONVERSION OF CLASS B SHARES. Your Class B shares and an
                    appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares from another Ivy or
                    Mackenzie fund into Class B shares of the Fund, the calculation will be based on the time the shares in the original fund were purchased.

                         WAIVER OF CONTINGENT DEFERRED SALES CHARGE.  The
          CDSC is
                    waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (a) following retirement under a tax qualified retirement plan or (b) in the case of an IRA, custodial account pursuant to section 403(b)(7) of the Code, or Keogh Plan;
                    (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete
                    redemption following the death or disability (as defined in
                    Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability.
                    The distributor may require documentation prior to waiver of the
                    CDSC.

                         ARRANGEMENTS WITH BROKER/DEALERS AND OTHERS.
          MIFDI may, at
                    its own expense, pay concessions in addition to those described above to dealers which satisfy certain criteria established from time to time by MIFDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by such dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year calculated on an annual basis.

                    HOW TO REDEEM SHARES

                       You may redeem your Fund shares through your registered
                    securities representative, by mail or by telephone.  A
          CDSC may
                    apply to certain Class A share redemptions, and to Class B and
                    Class C share redemptions prior to conversion. All redemptions are made at the net asset value next determined after a redemption request has been received in good order.
          Requests for
                    redemptions must be received by 4:00 PM EST to be processed at the net asset value for that day. Any redemption requests in good order that is received after 4:00 PM will be processed at the price determined on the following business day. If shares to be redeemed were purchased by check, payment of the redemption may be delayed until the check has cleared or for up to 15 days after the date of purchase, whichever is less. If a shareholder owns shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees; provided, that any shares subject to a CDSC will be redeemed last unless the shareholder specifically elects otherwise.

                    When shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's
                    securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee.

                    If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.



























                    THROUGH      The Dealer is responsible for promptly
          transmitting
                    YOUR         redemption orders.  Redemptions requested
          by dealers












                    REGISTERED   will be made at the net asset value (less
          any
                    SECURITIES   applicable CDSC) determined at the close
          of regular
                    DEALER       trading (4:00 PM EST) on the day that a
          redemption
                                 request is received in good order by
          MIISC.

                    BY MAIL      Requests for redemption in writing are
          considered to
                                 be in "proper or good order" if they
          contain the
                                 following:

                                 -    Any outstanding certificate(s) for
          shares being
                                      redeemed.
                                 -    A letter of instruction, including
          the fund
                                      name, the account number, the account
          name(s),
                                      the address and the dollar amount or
          number of
                                      shares to be redeemed.
                                 -    Signatures of all registered owners
          whose names
                                      appear on the account.
                                 -    Any required signature guarantees.
                                 -    Other supporting legal documentation,
          if
                                      required (in the case of estates,
          trusts,
                                      guardianships, corporations,
          retirement plans
                                      or other representative capacities).

                                 The dollar amount or number of shares
          indicated for
                                 redemption must not exceed the available shares or
                                 net asset value of your account at the
          next-
                                 determined prices.  If your request
          exceeds these
                                 limits, then the trade will be rejected in its
                                 entirety.

                    Mail your request to:

                    MACKENZIE IVY INVESTOR SERVICES CORP.
                    PO BOX 3022
                    BOCA RATON, FL  33431-0922












                    Our courier address is:

                    MACKENZIE IVY INVESTOR SERVICES CORP.
                    700 SOUTH FEDERAL HIGHWAY, SUITE 300
                    BOCA RATON, FL  33432

                    BY TELEPHONE   Individual and joint accounts may redeem
          up to
                                   $50,000 per day over the telephone by
          contacting
                                   MIISC at 1-800-777-6472. In times of
          unusual
                                   economic or market changes, the
          telephone
                                   redemption privilege may be difficult to implement. If you are unable to execute your
                                   transaction (for example, during such
          times), you
                                   may want to consider placing the order
          in writing
                                   and sending it by mail or overnight
          courier.












                                   Checks will be made payable to the
          current account
                                   registration and sent to the address of
          record.
                                   If there has been a change of address in
          the last
                                   30 days, please use the instructions for redemption requests by mail described above.  A
                                   signature guarantee would be required.

                                   Requests for telephone redemptions will
          be
                                   accepted from the registered owner of
          the account,
                                   the designated registered representative
          or
                                   his/her assistant.













                                   Shares held in certificate form cannot
          be redeemed
                                   by telephone.

                    If Section 6E of the new account application is not completed, telephone redemption privileges will be provided automatically.
                    Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative or his/her assistant do so on your behalf, you must notify MIISC in writing.

                    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions
                    communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                    For shareholders who established this feature at the time they opened their new account, telephone instructions will be accepted for redemption of amounts up to $50,000 and proceeds will be wired on the next business day to a predesignated bank account.

                    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
                    registered owners, and their signatures must be guaranteed.













                    Your account will be charged a fee of $10.00 each time that redemption proceeds are wired to your bank.

                    Neither MIMI nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

                    MINIMUM ACCOUNT BALANCE REQUIREMENTS

                    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 for more than 12 months. No redemption will be made unless the shareholder has been given at least 60 day's notice of the Fund's intention to redeem the shares. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the
                    Fund's portfolio securities. This provision does not apply to
                    IRAs, other retirement accounts and UGMA/UTMA accounts.

                    SIGNATURE GUARANTEES

                    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the
                    following requests:

                         -    Redemption requests over $50,000.
                         - Requests for redemption proceeds to be sent to someone












                              other than the registered shareholder.
                         - Requests for redemption proceeds to be sent to an
                              address other than the address of record.
                         -    Registration transfer requests.
                         - Requests for redemption proceeds to be wired to your
                              bank account (if this option was not selected on your
                              original application, or if you are changing the bank
                              wire information).

                    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
                    guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

                    Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

                    CHOOSING A DISTRIBUTION OPTION

                    You have the option of selecting the dividend and capital gain distribution option that best suits your needs:

                    1. AUTOMATIC REINVESTMENT OPTION - Both dividends and capital gains are automatically reinvested at net asset value in
                         additional shares of the same class of the Fund unless you specify one of the other options.

                    2. INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND - Both dividends and capital gains are automatically invested at net asset
                         value in the same class of shares of another Ivy or
                         Mackenzie Fund.












                    3.   DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -
          Dividends will
                         be paid in cash. Capital gains will be reinvested at net
                         asset value in additional shares of the same class of the
                         fund or another Ivy or Mackenzie Fund of the same class.

                    4. DIVIDENDS AND CAPITAL GAINS IN CASH - Both dividends and capital gains will be paid in cash.

                    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
          MIISC at 1-
                    800-777-6472.

                    If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

                    TAX IDENTIFICATION NUMBER

                    In general, to avoid being subject to a 31% Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your
                    certified tax identification number (TIN) and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the Internal Revenue
          Service.  If
                    you fail to provide a certified TIN or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

                    You can avoid the above withholding and/or redemption by
                    correctly furnishing your TIN, and making certain certifications, in Section 2 of the new account application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

                    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their new account application, a completed IRS
                    Form W-8.

                    CERTIFICATES

                    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-777-
                    6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.























                    Certificates requested by telephone for shares valued up to
                    $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction signed by all registered owners with signatures guaranteed. The letter of instruction would be sent to Mackenzie Ivy
          Investor
                    Services Corp., PO Box 3022, Boca Raton, FL
          33431-0922.

                    EXCHANGE PRIVILEGE

                    Shareholders of the Fund have an exchange privilege with other
                    Mackenzie and Ivy Funds. Class A shareholders may exchange their outstanding Class A shares for Class A shares of another
                    Ivy or Mackenzie Fund on the basis of the net asset value per
                    Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

                       Class B and Class C shareholders may exchange their
                    outstanding Class B (or Class C) shares for Class B (or Class C)
                    shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of
                    Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new
                    Class B shares.

                    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a
                    CDSC when exchanged to another Ivy or Mackenzie Fund.

                    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes.
          Prior to
                    executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be unissued in order to execute an
                    exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term
                    movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
          Amounts to be
                    exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made.

                    With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any
                    CDSC for future redemptions of the exchanged shares.

                    An investor who was a shareholder of American Investors
          Income
                    Fund, Inc. or American Investors Growth Fund, Inc.
          prior to
                    October 31, 1988, or a shareholder of the Ivy Funds prior to
                    December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge.
          An
                    investor who was a shareholder of American Investors Income Fund,
                    Inc. or American Investors Growth Fund, Inc. on or after October
                    31, 1988, who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie Fund into which an exchange is made.

                    In calculating the sales charge assessed on an exchange,
                    shareholders will be allowed to use the Rights of Accumulation privilege.

                         EXCHANGES BY TELEPHONE

                         When you fill out the application for your purchase of Fund shares, if Section 6E of the new account application is not completed, telephone exchange privileges will be provided
                    automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative or his/her assistant do so on your behalf, you
                    must notify MIISC in writing.

                         In order to execute an exchange, please contact MIISC at 1-
                    800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

                         The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are
                    genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                         EXCHANGES IN WRITING

                    In a letter, request an exchange and provide the following information:

                         - The name and class of the fund whose shares you
                              currently own.
                         -    Your account number.
                         -    The name(s) in which the account is
          registered.












                         - The name of the fund in which you wish your exchange to












                              be invested.
                         -    The number of shares, all shares or the
          dollar amount
                              you wish to exchange.

                    The request must be signed as by all registered owners.

                    Mail the request and information to:

                         Mackenzie Ivy Investor Services Corp.
                         P.O. Box 3022
                         Boca Raton, FL  33431-0922

                    REINVESTMENT PRIVILEGE

                    Investors who have redeemed Class A shares of the Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days after the date of redemption. In order to reinvest without a sales charge, shareholders or their brokers must inform MIISC that they are exercising the reinvestment privilege at the time of reinvestment. The tax status of a gain realized on a redemption
                    generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption
                    generally may be disallowed by the Internal Revenue
          Service if
                    the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

                    SYSTEMATIC WITHDRAWAL PLAN ("SWP")

                    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
                    Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account.
                    Payments (minimum distribution amount - $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer
                    ("EFT"). For more information, please contact MIISC at 1-800-
                    777-6472.

                       If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
          Additional
                    investments made by shareholders participating in the Systematic
                    Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase
                    additional Class A, Class B or Class C shares when you have a












                    Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a
                    CDSC imposed on your redemptions of Class B or Class C shares.
                    In addition, redemptions are taxable events.

                    Amounts paid to you through the Systematic Withdrawal
          Plan are












                    derived from the redemption of shares in your account.
          Any
                    applicable CDSC will be assessed upon the redemptions.
          A CDSC
                    will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

                    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

                    Retirement accounts are eligible for Systematic Withdrawal Plans.
                    Please contact MIISC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

                    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

                    AUTOMATIC INVESTMENT METHOD ("AIM")

                    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares under the
                    "Automatic Investment Method" and "Fed Wire/EFT" sections of the
                    Account Application. There is no charge to you for this program.

                    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting MIISC at 1-800-777-6472.

                    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic
                    Investment Method will be discontinued.

                    CONSOLIDATED ACCOUNT STATEMENTS













                    Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

                    RETIREMENT PLANS

                    The Ivy Mackenzie Funds offers several IRS-approved tax sheltered retirement plans that may fit your needs:

                         -    IRA (Individual Retirement Account)












                         -    401(k) Plan
                              Money Purchase Pension Plan
                              Profit Sharing Plan

                         -    SEP-IRA (Simplified Employee Pension Plan)

                         -    403(b)(7) Plan

                    Minimum initial and subsequent investments for retirement plans are $25.00.

                    Please call MIISC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

                    SHAREHOLDER INQUIRIES

                    Inquiries regarding the Fund should be directed to MIISC at 1-
                    800-777-6472.


























































                                                IVY BOND FUND
                                         IVY EMERGING GROWTH FUND
                                             IVY GROWTH FUND
                                     IVY GROWTH WITH INCOME FUND

                                                series of

                                                 IVY FUND












                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                             April 30, 1996


          _________________________________________________________________


                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes four of the portfolios, Ivy Bond
          Fund, Ivy
                    Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income
                    Fund (the "Funds," each a "Fund"). The other nine portfolios of the Trust are described in separate Statements of Additional
                    Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Funds dated
          April 30,
                    1996 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.

                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone: (800) 456-5111




























                    INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
          . . .   1
                         U.S. GOVERNMENT SECURITIES . . . . . . . . . . . .
          . . .   1
                         CONVERTIBLE SECURITIES . . . . . . . . . . . . . .
          . . .   2
                         BORROWING  . . . . . . . . . . . . . . . . . . . .
          . . .   2
                         COMMERCIAL PAPER . . . . . . . . . . . . . . . . .
          . . .   2
                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS
          . . .   2
                         WARRANTS . . . . . . . . . . . . . . . . . . . . .
          . . .   3
                         AMERICAN DEPOSITORY RECEIPTS ("ADRs")  . . . . . .
          . . .   3
                         FOREIGN SECURITIES . . . . . . . . . . . . . . . .
          . . .   3
                         INVESTING IN EMERGING MARKETS  . . . . . . . . . .
          . . .   3
                         FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . .
          . . .   5
                         REPURCHASE AGREEMENTS  . . . . . . . . . . . . . .
          . . .   5
                         FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED
          SECURITIES  .   6
                         LOANS OF PORTFOLIO SECURITIES  . . . . . . . . . .
          . . .   6
                         ZERO COUPON BONDS  . . . . . . . . . . . . . . . .
          . . .   6
                         RESTRICTED AND ILLIQUID SECURITIES . . . . . . . .
          . . .   7
                         OPTIONS TRANSACTIONS . . . . . . . . . . . . . . .
          . . .   7
                              GENERAL . . . . . . . . . . . . . . . . . . .
          . . .   7
                              WRITING OPTIONS ON INDIVIDUAL SECURITIES  . .
          . . .   8













                              PURCHASING OPTIONS ON INDIVIDUAL SECURITIES .
          . . .   8
                              PURCHASING AND WRITING OPTIONS ON SECURITIES
                                   INDICES  . . . . . . . . . . . . . . . .
          . . .   9
                              RISKS OF OPTIONS TRANSACTIONS . . . . . . . .
          . . .   9
                         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS . . . 10
                              GENERAL . . . . . . . . . . . . . . . . . . .
          . . .  10
                              INTEREST RATE FUTURES CONTRACTS . . . . . . .
          . . .  11
                              OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . 11
                              FOREIGN CURRENCY FUTURES CONTRACTS AND
          RELATED
                                   OPTIONS  . . . . . . . . . . . . . . . .
          . . .  12
                              RISKS ASSOCIATED WITH FUTURES AND RELATED
          OPTIONS .  12
                         SECURITIES INDEX FUTURES CONTRACTS . . . . . . . .
          . . .  13
                              RISKS OF SECURITIES INDEX FUTURES . . . . . .
          . . .  14
                         COMBINED TRANSACTIONS  . . . . . . . . . . . . . .
          . . .  15
                         HIGH YIELD BONDS . . . . . . . . . . . . . . . . .
          . . .  15
                         FOREIGN CURRENCIES . . . . . . . . . . . . . . . .
          . . .  15

                    INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
          . . .  16

                    ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
          . . .  18

                    ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
          . . .  20
                         AUTOMATIC INVESTMENT METHOD  . . . . . . . . . . .
          . . .  20
                         EXCHANGE OF SHARES . . . . . . . . . . . . . . . .
          . . .  20
                              INITIAL SALES CHARGE SHARES . . . . . . . . .
          . . .  20
                              CONTINGENT DEFERRED SALES CHARGE SHARES.
          CLASS A  .  21
                              CLASS B SHARES  . . . . . . . . . . . . . . .
          . . .  21
                              CLASS C SHARES  . . . . . . . . . . . . . . .
          . . .  22
                              CLASS I SHARES  . . . . . . . . . . . . . . .
          . . .  23












                         LETTER OF INTENT . . . . . . . . . . . . . . . . .
          . . .  23
                         RETIREMENT PLANS . . . . . . . . . . . . . . . . .
          . . .  24
                              INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . .
          . . .  24
                              QUALIFIED PLANS . . . . . . . . . . . . . . .
          . . .  25














                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")  . . . . . . . . . . . . . . .
          . . .  26
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . 26
                         REINVESTMENT PRIVILEGE . . . . . . . . . . . . . .
          . . .  26
                         RIGHTS OF ACCUMULATION . . . . . . . . . . . . . .
          . . .  26
                         SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . .
          . . .  27

                    BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
          . . .  28

                    TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .
          . . .  30
                         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI . . . . .
          . . .  33

                    INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
          . . .  36
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES . .  36
                         DISTRIBUTION SERVICES  . . . . . . . . . . . . . .
          . . .  38
                              RULE 18F-3 PLAN . . . . . . . . . . . . . . .
          . . .  39
                              RULE 12B-1 DISTRIBUTION PLANS . . . . . . . .
          . . .  40













                         CUSTODIAN  . . . . . . . . . . . . . . . . . . . .
          . . .  42
                         FUND ACCOUNTING SERVICES . . . . . . . . . . . . .
          . . .  43
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT . . . . .
          . . .  43
                         ADMINISTRATOR  . . . . . . . . . . . . . . . . . .
          . . .  43
                         AUDITORS . . . . . . . . . . . . . . . . . . . . .
          . . .  43

                    CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
          . . .  44

                    NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
          . . .  45

                    PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
          . . .  46

                    REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
          . . .  46

                    CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
          . . .  47

                    TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
          . . .  48
                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
                              CONTRACTS . . . . . . . . . . . . . . . . . .
          . . .  48
                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES
                                . . . . . . . . . . . . . . . . . . . . . .
          . . .  49
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . . 49
                         DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . .
          . . .  50
                         DISTRIBUTIONS  . . . . . . . . . . . . . . . . . .
          . . .  50
                         DISPOSITION OF SHARES  . . . . . . . . . . . . . .
          . . .  51
                         FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . .
          . . .  51
                         BACKUP WITHHOLDING . . . . . . . . . . . . . . . .
          . . .  52

                    PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
          . . .  52
                              YIELD . . . . . . . . . . . . . . . . . . . .
          . . .  52
                              AVERAGE ANNUAL TOTAL RETURN . . . . . . . . .
          . . .  53












                              OTHER QUOTATIONS, COMPARISONS AND GENERAL
                                   INFORMATION  . . . . . . . . . . . . . .
          . . .  62

                    FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
          . . .  63













                    APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS . . . . .
          . . .  64









































































                                    INVESTMENT OBJECTIVES AND POLICIES

                         Each Fund has its own investment objectives and
          policies,
                    which are described more fully in the Prospectus under "Investment Objectives and Policies" and "Risk Factors
          and
                    Investment Techniques."   The different types of
          securities and
                    investment techniques used by the Funds involve varying degrees of risk.

                         IVY BOND FUND: Ivy Bond Fund seeks a high level of current income by investing primarily in (i) investment grade corporate bonds (i.e., those rated Aaa, Aa, A or Baa by Moody's Investors
                    Services, Inc. ("Moody's") or AAA, AA, A or BBB by
          Standard &












                    Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities
                    (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than
          13
                    months. As a fundamental policy, the Fund normally invests at least 65% of its total assets in these fixed income securities.
                    For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to
                    35% of its total assets in such securities in order to meet redemptions or to maximize income to the Fund when it is
                    anticipating longer-term investments.

                         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality
                    (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either
                    Moody's or S&P.

                         The Fund may invest up to 5% of its assets in dividend
                    paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, investment-grade zero coupon bonds, and
                    securities sold on a "when-issued" or firm commitment basis. The
                    Fund may also lend its portfolio securities to increase current income (so long as the aggregate value of all outstanding
                    securities loaned does not exceed 30% of the value of the Fund's total assets), and, as a temporary measure for extraordinary or emergency purposes, may borrow from banks (up to 10% of the value of its total assets).

                         The Fund may invest up to 20% of its net assets in debt
                    securities of foreign issuers, including non-U.S.
          dollar-
                    denominated debt securities, American Depository
          Receipts
                    ("ADRs"), Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political
                    subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale
                    ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily
                    marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

                         The Fund may purchase put and call options, provided the
                    premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the
                    Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

                         IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY
          GROWTH
                    WITH INCOME FUND: Each Fund's principal investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration.
                    Ivy Growth with Income Fund has tended to emphasize dividend-
                    paying stocks more than the other two Funds. Under normal
                    conditions, each Fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. Ivy
                    Growth Fund and Ivy Growth with Income Fund invest primarily in common stocks of domestic corporations with low price-earnings ratios and rising earnings, focusing on established, financially secure firms with capitalizations over $100 million and more than three years of operating history.  Ivy Emerging Growth
          Fund
                    invests primarily in common stocks (or securities with similar characteristics) of small and medium-sized companies, both foreign and domestic, that are in the early stages of their life cycle and that IMI believes have the potential to become major enterprises. All of the Funds may invest up to 25% of their assets in foreign securities, primarily those traded in European,
                    Pacific Basin and Latin American markets. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

                         When circumstances warrant, each Fund may invest without
                    limit in investment-grade debt securities (e.g., U.S. Government securities or other debt securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of
                    deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                         Ivy Growth with Income Fund may invest less than 35% of its net assets in debt securities rated rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or
                    "junk" bonds). Ivy Growth Fund may invest up to 5% of its net assets in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or
                    S&P.

                         Each Fund may borrow up to 10% of the value of its total
                    assets, but only for up to 60 days and where it would be
                    advantageous to do so from an investment standpoint. All of the













                    Funds may invest up to 5% of their assets in warrants.
          Ivy
                    Growth with Income Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more
                    than seven days and other securities that are not readily
                    marketable. None of the Funds may invest more than 5% of their net assets in restricted securities. Ivy Growth with Income Fund may also invest in equity real estate investment trusts, and all of the Funds may enter into forward foreign currency contracts.

                         Each of the Funds may purchase put options on securities and stock indices, and may write covered call options with respect to
                    25% of the value of securities held in its portfolio.
          For
                    hedging purposes only, each Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. A Fund's aggregate investment in stock index futures contracts will not exceed 15% of its total assets.

                    U.S. GOVERNMENT SECURITIES

                         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.
                    Securities guaranteed by the U.S. Government include:
          (1) direct
                    obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA
                    certificates, which are mortgage-backed securities).
          In these
                    securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they













                    are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in
                    full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment












                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment













                    of prepayment may occur at higher or lower rates than the
                    original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither directly obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    MUNICIPAL SECURITIES

                         Municipal securities are debt obligations that generally
                    have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general













                    obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases,
                    from the proceeds of a special excise of specific revenue source.
                    Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for
                    privately-operated facilities and are in most cases revenue bonds that generally do not carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or on any property pledged as security).

                         The market prices of municipal securities, like those of
                    taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem.

                    ZERO COUPON BONDS

                         Zero coupons bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds
                    representing such income would not have been received by the
                    Fund. Cash to pay dividends representing unpaid, accrued
                    interest may be obtained from sales proceeds of portfolio
                    securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund's being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

                    REPURCHASE AGREEMENTS

                         Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. A Fund may not enter into a repur-
                    chase agreement with more than seven days to maturity if, as a result, more than 10% of that Fund's net assets would be invested in illiquid securities, including such repurchase agreements.
                    Under guidelines approved by the Trust's Board of Trustees (the
                    "Board"), a Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that that Fund's investment adviser has approved for
                    use as collateral for repurchase agreements and the collateral must be marked-to-market daily. A Fund will enter into repurchase agreements only with banks and broker-dealers deemed
                    to be creditworthy by that Fund's investment adviser under guidelines approved by the Board. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    WARRANTS

                         A Fund's investments in warrants, valued at the lower of
                    cost or market, will not exceed 5% of the value of its net assets.  Included within that amount, but not to exceed
          2% of a
                    Fund's net assets, may be warrants that are not listed on either the New York or the American Stock Exchanges. Warrants acquired by a Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the particular Fund will lose its entire investment in such warrant.

                    ADJUSTABLE RATE PREFERRED STOCKS

                         Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue. Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

                    CONVERTIBLE SECURITIES












                         Convertible debt securities and convertible preferred
                    stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of
                    convertible securities tends to decline as interest rates
                    increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock.
                    While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. As debt













                    securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Like all debt securities, however, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.
                    Convertible securities generally offer lower yields than non-
                    convertible securities of similar quality because of their conversion or exchange features.

                    SMALL COMPANY RISK

                         Investors should recognize that investing in smaller company stocks involves certain special considerations and risks,
                    including those set forth below and in the Funds'
          Prospectus
                    under "Risk Factors and Investment Techniques," which are not customarily associated with investing in larger, more established companies. For example, smaller companies may be more susceptible to losses and risks of bankruptcy. Also, the
                    securities of smaller companies may be thinly traded
          (and
                    therefore have to be sold at a discount from current market prices sold in small lots over an extended period of
          time).
                    Transaction costs in smaller company stocks may be higher than those of larger companies.

                    COMMERCIAL PAPER

                         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. A Fund may invest in
                    commercial paper that, at the date of investment, is rated A-1 by
                    Standard & Poor's Corporation ("S&P") or Prime-1 by
          Moody's












                    Investors Service, Inc. ("Moody's") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         Certificates of deposit are negotiable
          certificates issued
                    against funds deposited in a commercial bank for a definite period of time and earning a specified return.
          Bankers'
                    acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. In addition to investing in certificates of deposit and bankers' acceptances, a Fund may invest in time deposits in banks or savings and loan associations. Time deposits are
                    generally similar to certificates of deposit, but are uncertificated. A Fund's investments in certificates of deposit,
                    time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1
                    billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation (currently $100,000) is fully insured by the Federal
          Deposit
                    Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality
                    comparable to other debt securities which may be purchased by a
                    Fund.

                    AMERICAN DEPOSITORY RECEIPTS

                         A Fund may purchase sponsored or unsponsored ADRs. ADRs are dollar-denominated receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-
                    counter ("OTC") in the United States. Ownership of unsponsored
                    ADRs may not entitle a Fund to financial or other reports from the issuer to which it would be entitled as the owner of
                    sponsored ADRs.

                    FOREIGN SECURITIES

                         A Fund may invest in debt securities of foreign issuers,
                    including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the instrumentalities thereof. Investors should consider carefully
                    the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although a Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and
                    financial reporting standards, and auditing practices and
                    requirements may not be comparable to those applicable to U.S.












                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The
                    foreign securities markets of many of the countries in which a
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below, that are not typically associated with investing in United States securities and that may affect a
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make
                    intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although












                    IMI will endeavor to achieve the most favorable net results on a
                    Fund's portfolio transactions. In addition, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for a
                    Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to a Fund associated with the foregoing considerations through investment variation and continuous professional management.












                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of a Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though
                    certain Eastern European currencies may be convertible into U.S.
                    dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to a Fund's Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment

























                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         A Fund may enter into forward foreign currency contracts (a
                    "forward contract"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While a Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. Such imperfect correlation may prevent the particular Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate that Fund to deliver an amount of currency in excess of the value of that Fund's portfolio securi-
                    ties or other assets denominated in that currency.
          Further, a
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         A Fund will hold cash, U.S. Government securities, or other high grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.
























                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies
                    during the completion of investment programs and may purchase forward contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.
                    Although a Fund's custodian values the Fund's assets daily in terms of U.S. dollars, a Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency
                    to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A
                    Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because a Fund normally will be invested in both
          U.S. and
                    foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  A
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund's investment performance. U.S. and foreign securities markets do not always
                    move in step with each other, and the total returns from
                    different markets may vary significantly.

                    BORROWING

                         All borrowings will be repaid before any additional
                    investments are made. Borrowing may exaggerate the effect on a
                    Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).
                    Although the principal of a Fund's borrowings will be fixed, the
                    Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

                    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES














                         A Fund may purchase securities on a firm commitment or when-












                    issued basis. New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase.
                    Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is
                    considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. A
          Fund will
                    maintain in a segregated account with its custodian cash, U.S.
                    Government securities, or other high grade debt securities equal
                    (on a daily marked-to-market basis) to the amount of its
                    commitment to purchase the securities on a when-issued or firm commitment basis.

                    LOANS OF PORTFOLIO SECURITIES

                         A Fund may lend its investment securities to brokers,
                    dealers and financial institutions for the purpose of realizing additional income. Loans of securities by a Fund will be
                    collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S Government or its agencies or instrumentalities. The collateral will equal (on a daily marked-
                    to-market basis) at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, as with other extensions of credit, involve a possible loss of rights in the collateral should the borrower fail financially.
                    In determining whether to lend securities, IMI will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

                    RESTRICTED AND ILLIQUID SECURITIES

                         Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, a Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, a Fund may carefully monitor each of its investments in these securities, focussing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

                    REAL ESTATE INVESTMENT TRUSTS (REITS)

                         A Fund may invest in equity real estate investment trusts
                    ("REITs"). Equity REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow
                    dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the
                    "Code") and to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of the debt securities in a Fund's portfolio. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

                    OPTIONS TRANSACTIONS

                         GENERAL.   A Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objective and policies. A Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by a Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.














                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest
                    rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the

























                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the
                    Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when
                    distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         A Fund will realize a gain (or a loss) on a closing sale
                    transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and a Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon a Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by a Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When a
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, a Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.
























                         WRITING OPTIONS ON INDIVIDUAL SECURITIES. A Fund may write
                    (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. A Fund may also write covered call options to hedge a possible stock or bond market decline
                    (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of a Fund, the
                    Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         A Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.  A
          Fund may
                    purchase call options on individual securities only to effect a
                    "closing purchase transaction."

                         As the writer of a call option, a Fund receives a premium













                    for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  A
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. A
          Fund, as the
                    holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit a Fund might have
                    realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by a Fund for leverage purposes.

                         A Fund may also purchase a put option on an underlying
                    security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, a Fund would sell the underlying
                    security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         A Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of a Fund to purchase options. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON SECURITIES
          INDICES.  A
                    Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
                    Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the
                    right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option,
                    expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return
                    for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

                         When a Fund writes a call or put option on a stock index,
                    the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if a Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"























                    if a Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund
                    maintains in a segregated account with the Custodian the
                    difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC
                    options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists.
                    There is no assurance that a Fund will be able to close out an
                    OTC option position at a favorable price prior to its expiration.
                    In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See
                    "Portfolio Turnover."

                         A Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the
                    direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                         GENERAL. A Fund may enter into futures contracts and
                    options on futures contracts. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the particular Fund upon termination of the contract, assuming all contractual obligations
                    have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day a Fund pays or receives cash,
          called
                    "variation margin," equal to the daily change in value
          of the
                    futures contract.   This process is known as "marking
          to market."
                    Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between that Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark-
                    to-market its open futures position.

                         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by
                    it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

                         Although some futures contracts call for making or taking
                    delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting
                    purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, a
                    Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, a












                    Fund generally realizes a capital gain, or if it is less, the












                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         When purchasing a futures contract, a Fund will maintain
                    with its Custodian (and mark-to-market on a daily basis) cash,
                    U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures
                    commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover"
                    its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a futures contact, a Fund will maintain with
                    its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the












                    Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         When selling a call option on a futures contract, a Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures
                    contract, or by holding a separate call option permitting the
                    Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

                         When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis)
                    cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.














                         The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures and futures options.












                         INTEREST RATE FUTURES CONTRACTS. A Fund may engage in
                    interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie
                    interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month
                    U.S. Treasury bills. In the case of futures contracts traded on
                    U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a
                    particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

                         A Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, a Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. A Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might
                    otherwise result. When a Fund is not fully invested in securities, it could purchase interest rate futures in order to
                    gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase.
                    As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, a Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market
                    conditions, a futures position may be terminated without the corresponding purchase of securities.

                         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging
                    purposes, a Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S.
                    exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

                         Transactions in options on interest rate futures would
                    enable a Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the particular
                    Fund's portfolio securities which have been hedged. However, if after a Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

                         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
          OPTIONS.  A
                    Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures
                    contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

                         A Fund may purchase call and put options on foreign
                    currencies as a hedge against changes in the value of the U.S.
                    dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed
                    illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate"
                    currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                         A Fund will only enter into futures contracts and futures
                    options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures
                    contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of that Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.
          A call
                    option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
                    For additional information about margin deposits required with respect to futures contracts and options thereon, see
          "Futures
                    Contracts and Options on Futures Contracts."














                         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.
          There
                    are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the
                    standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
                    issuers. A decision as to whether, when and how to hedge
                    involves the exercise of skill and judgment, and even a well-
                    conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                         Futures exchanges may limit the amount of fluctuation
                    permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit
                    governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees;
          and are
                    subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                    SECURITIES INDEX FUTURES CONTRACTS

                         A Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the
                    S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange").
                    The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks.  In the case of the S&P 500 Index, contracts
          are to buy
                    or sell 500 units. Thus, if the value of the S&P 500 Index were
                    $150, one contract would be worth $75,000 (500 units x
          $150).
                    The index futures contract specifies that no delivery
          of the
                    actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of
          the
                    contract, with the settlement being the difference
          between the
                    contract price and the actual level of the stock index
          at the
                    expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index
          at a
                    specified future date at a contract price of $150 and the S&P 500
                    Index is at $154 on that future date, a Fund will gain
          $2,000












                    (500 units x gain of $4). If a Fund enters into a futures
                    contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units
                    x loss of $4).

                         RISKS OF SECURITIES INDEX FUTURES. A Fund's success in
                    using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         A Fund's ability to hedge effectively all or a portion of
                    its securities through transactions in index futures
          (and
                    therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the hedging instrument.

                         Although a Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

                         Although some index futures contracts call for making or
                    taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, a
                    Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, a
                    Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.













                         A Fund will only enter into index futures contracts or
                    futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will use futures
                    contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing an index futures contract, a Fund will












                    maintain with its custodian (and mark-to-market on a daily basis)
                    cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may
                    "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

                         When selling an index futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments
                    underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         COMBINED TRANSACTIONS. A Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions),













                    instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                    HIGH YIELD BONDS

                         Ivy Bond Fund, Ivy Growth Fund and Ivy Growth with
          Income
                    Fund may invest in corporate debt securities rated Baa or lower by Moody's, BB or lower by S&P. None of the Funds will invest in securities that, at the time of investment, are rated lower than
                    C by either Moody's or S&P. Securities rated Baa or BBB (and comparable unrated securities) are considered by major credit-
                    rating organizations to have speculative elements as well as investment-grade characteristics. Securities rated lower than
                    Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's
                    continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. (See Appendix A for a more complete description of the ratings assigned by Moody's and
                    S&P and their respective characteristics.)

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  A
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Funds were
                    investing in higher quality bonds. Should the rating of a
                    portfolio security be downgraded, IMI will determine whether it is in the relevant Fund's best interest to retain or dispose of the security. However, should any individual bond held by a Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of each the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental













                    analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.












                                         INVESTMENT RESTRICTIONS

                         A Fund's investment objective, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to that Fund without the approval of a majority (as defined in the 1940 Act)
                    of the outstanding voting shares of that Fund. Under these restrictions, each of Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund may not:

                            (i)    purchase or sell real estate or
          commodities and
                                   commodity contracts;

                           (ii)    purchase securities on margin;

                          (iii)    sell securities short;

                           (iv)    participate in an underwriting or
          selling group in
                                   connection with the public distribution
          of
                                   securities except for its own capital
          stock;

                            (v)    purchase from or sell to any of its
          officers or
                                   trustees, or firms of which any of them
          are
                                   members or which they control, any
          securities
                                   (other than capital stock of the Fund),
          but such
                                   persons or firms may act as brokers for
          the Fund
                                   for customary commissions to the extent
          permitted
                                   by the Investment Company Act of 1940;

                           (vi)    make an investment in securities of
          companies in
                                   any one industry (except obligations of
          domestic
                                   banks or the U.S. Government, its
          agencies,
                                   authorities, or instrumentalities) if
          such
                                   investment would cause investments in
          such
                                   industry to exceed 25% of the market
          value of the
                                   Fund's total assets at the time of such
                                   investment;

                          (vii)    issue senior securities, except as
          appropriate to












                                   evidence indebtedness which it is
          permitted to
                                   incur, and except to the extent that
          shares of the
                                   separate classes or series of the Trust
          may be
                                   deemed to be senior securities; provided
          that
                                   collateral arrangements with respect to
          currency-
                                   related contracts, futures contracts,
          options or
                                   other permitted investments, including
          deposits of
                                   initial and variation margin, are not
          considered
                                   to be the issuance of senior securities
          for
                                   purposes of this restriction;

                         (viii)    lend any funds or other assets, except
          that this
                                   restriction shall not prohibit (a) the
          entry into
                                   repurchase agreement or (b) the purchase
          of












                                   publicly distributed bonds, debentures
          and other
                                   securities of a similar type, or
          privately placed
                                   municipal or corporate bonds, debentures
          and other
                                   securities of a type customarily
          purchased by
                                   institutional investors or publicly
          traded in the
                                   securities markets;

                           (ix)    borrow money, except for temporary
          purposes where
                                   investment transactions might
          advantageously












                                   require it.  Any such loan may not be
          for a period
                                   in excess of 60 days, and the aggregate
          amount of
                                   all outstanding loans may not at any
          time exceed
                                   10% of the value of the total assets of
          the Fund
                                   at the time any such loan is made.

                         Under the 1940 Act, a Fund is permitted, subject to each
                    Fund's investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of each the Fund's assets.  Each of Ivy Emerging
          Growth
                    Fund, Ivy Growth Fund and Ivy Growth with Income Fund will continue to interpret fundamental investment restriction (i)
                    above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit
                    investment in readily marketable securities of companies that invest in real estate or interests therein, including
          REITs.

                    Further, as a matter of fundamental policy, each of Ivy
          Growth
                    Fund and Ivy Growth with Income Fund may not:

                            (i)    invest more than 5% of the value of its
          total
                                   assets in the securities of any one
          issuer (except
                                   obligations of domestic banks or the
          U.S.
                                   Government, its agencies, authorities
          and
                                   instrumentalities);

                           (ii)    purchase the securities of any other
          open-end
                                   investment company, except as part of a
          plan of
                                   merger or consolidation; or

                          (iii)    hold more than 10% of the voting
          securities of any













                                   one issuer (except obligations of
          domestic banks
                                   or the U.S. Government, its agencies,
          authorities
                                   and instrumentalities).

                    Further, as a matter of fundamental policy, each of Ivy Bond Fund and Ivy Emerging Growth Fund may not:

                            (i)    purchase securities of any one issuer
          (except U.S.
                                   Government securities) if as a result
          more than 5%
                                   of the Fund's total assets would be
          invested in
                                   such issuer or the Fund would own or
          hold more
                                   than 10% of the outstanding voting
          securities of
                                   that issuer; provided, however, that up
          to 25% of













                                   the value of the Fund's total assets may
          be
                                   invested without regard to these
          limitations.

                    Further, as a matter of fundamental policy, Ivy Bond
          Fund may
                    not:

                            (i)    Make investments in securities for the
          purpose of
                                   exercising control over or management of
          the
                                   issuer;

                           (ii)    Borrow amounts in excess of 10% of its
          total
                                   assets, taken at the lower of cost or
          market












                                   value, and then only from banks as a
          temporary
                                   measure for extraordinary or emergency
          purposes.

                          (iii)    Purchase the securities of issuers
          conducting
                                   their principal business activities in
          the same
                                   industry if immediately after such
          purchase the
                                   value of the Fund's investments in such
          industry
                                   would exceed 25% of the value of the
          total assets
                                   of the Fund;

                           (iv)    Act as an underwriter of securities;

                            (v)    Issue senior securities, except insofar
          as the
                                   Fund may be deemed to have issued a
          senior
                                   security in connection with any
          repurchase
                                   agreement or any permitted borrowing.

                           (vi)    Invest in real estate, real estate
          mortgage loans,
                                   commodities, commodity futures contracts
          or
                                   interests in oil, gas and/or mineral
          exploration
                                   or development programs, although a Fund
          may
                                   purchase and sell (a) securities which
          are secured
                                   by real estate, (b) securities of
          issuers which
                                   invest or deal in real estate, and (c)
          futures
                                   contracts as described in a Fund's
          Prospectus;

                          (vii)    Participate on a joint or a joint and
          several
                                   basis in any trading account in
          securities.  The
                                   "bunching" of orders of the Fund--or of
          the Fund
                                   and of other accounts under the
          investment
                                   management of the persons rendering
          investment












                                   advice to the Fund--for the sale or
          purchase of
                                   portfolio securities shall not be
          considered
                                   participation in a joint securities
          trading
                                   account;

                         (viii)    Purchase securities on margin, except
          such short-
                                   term credits as are necessary for the
          clearance of
                                   transactions.  The deposit or payment by
          a Fund of
                                   initial or variation margin in
          connection with
                                   futures contracts or related options
          transactions













                                   is not considered the purchase of a
          security on
                                   margin;

                           (ix) Make loans, except that this restriction shall not
                                   prohibit (a) the purchase and holding of
          a portion
                                   of an issue of publicly distributed debt securities, (b) the lending of portfolio securities (provided that the loan is secured
                                   continuously by collateral consisting of
          U.S.
                                   Government securities or cash or cash
          equivalents
                                   maintained on daily marked-to-market
          basis in an
                                   amount at least equal to the current
          market value
                                   of the securities loaned), or (c) entry
          into













                                   repurchase agreements with banks or
          broker-
                                   dealers;

                            (x)    Mortgage, pledge, hypothecate or in any
          manner
                                   transfer, as security for indebtedness,
          any
                                   securities owned or held by the Fund
          (except as
                                   may be necessary in connection with
          permitted
                                   borrowings and then not in excess of 20%
          of the
                                   Fund's total assets); provided, however,
          this does
                                   not prohibit escrow, collateral or
          margin
                                   arrangements in connection with its use
          of
                                   options, short sales, futures contracts
          and
                                   options on future contracts; or

                           (xi)    Make short sales of securities or
          maintain a short
                                   position.

                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, each Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, each Fund may not:

                           (i)     purchase any security if, as a result,
          the Fund
                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities of
                                   companies (including predecessors) less
          than three
                                   years old.

                    Further, as a matter of non-fundamental policy, each of Ivy
                    Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income












                    Fund may not:

                            (i)    invest in oil, gas or other mineral
          leases or
                                   exploration or development programs;

                           (ii) engage in the purchase and sale of puts, calls,
                                   straddles or spreads (except to the
          extent
                                   described in the Prospectus and in this
          SAI);












                          (iii)    invest in companies for the purpose of
          exercising
                                   control of management; or

                           (iv)    invest more than 5% of its total assets
          in
                                   warrants, valued at the lower of cost or
          market,
                                   or more than 2% of its total assets in
          warrants,
                                   so valued, which are not listed on
          either the New
                                   York or American Stock Exchanges.

                    Further, as a matter of non-fundamental policy, each of Ivy Bond
                    Fund, Ivy Emerging Growth Fund and Ivy Growth with
          Income Fund
                    may not:

                            (i)    purchase or retain securities of any
          company if
                                   officers and Trustees of the Trust and
          officers
                                   and directors of Ivy Management, Inc.
          (the
                                   Manager, with respect to Ivy Bond Fund),
          MIMI or
                                   Mackenzie Financial Corporation who
          individually












                                   own more than 1/2 of 1% of the
          securities of that
                                   company together own beneficially more
          than 5% of
                                   such securities.

                    Further, as a matter of non-fundamental policy, each of Ivy
                    Growth Fund and Ivy Growth with Income Fund may not:

                            (i)    purchase any security which it is
          restricted from
                                   selling to the public without
          registration under
                                   the Securities Act of 1933; or

                           (ii)    invest more than 5% of the value of its
          total
                                   assets in the securities of issuers
          which are not
                                   readily marketable.

                    Further, as a matter of non-fundamental policy, each of Ivy Bond
                    Fund and Ivy Emerging Growth Fund may not:

                            (i)    invest more than 10% of its net assets
          taken at
                                   market value at the time of investment
          in
                                   "illiquid securities."  Illiquid
          securities may
                                   include securities subject to legal or
          contractual
                                   restrictions on resale (including
          private
                                   placements), repurchase agreements
          maturing in
                                   more than seven days, certain options
          traded over
                                   the counter that the Fund has purchased, securities being used to cover certain options
                                   that a fund has written, securities for
          which
                                   market quotations are not readily
          available, or
                                   other securities which legally or in
          IMI's
                                   opinion, subject to the Board's
          supervision, may
                                   be deemed illiquid, but shall not
          include any













                                   instrument that, due to the existence of
          a trading
                                   market, to the Fund's compliance with
          certain
                                   conditions intended to provide
          liquidity, or to
                                   other factors, is liquid.












                    Further, as a matter of non-fundamental policy, Ivy
          Emerging
                    Growth Fund may not:

                            (i)    purchase securities of other investment
          companies,
                                   except in connection with a merger,
          consolidation
                                   or sale of assets, and except that it
          may purchase
                                   shares of other investment companies
          subject to
                                   such restrictions as may be imposed by
          the 1940
                                   Act and rules thereunder or by any state
          in which
                                   its shares are registered.

                    Further, as a matter of non-fundamental policy, Ivy Bond Fund may not:

                            (i)    purchase or sell real estate limited
          partnership
                                   interests; or

                           (ii)    purchase or sell interests in oil, gas
          or mineral
                                   leases (other than securities of
          companies that
                                   invest in or sponsor such programs).

                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, each of
                    Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth with
                    Income Fund may purchase and sell OTC options on stock indices if
                    (a) exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-dealers with whom each Fund enters into such transactions have a minimum net worth of $20 million. Moreover, so long as it remains a restriction of the Ohio Division of Securities, Ivy
                    Bond Fund will treat securities eligible for resale under Rule
                    144A of the Securities Act of 1933 as subject to the Fund's restriction on investing in restricted securities, unless the
                    Board determines that such securities are liquid. Further, with respect to the nonfundamental investment restrictions for Ivy
                    Bond Fund relating to investing in the securities of unseasoned issuers, purchasing the securities of other investment companies and investing in illiquid securities, the Fund will notify shareholders 30 days before changing its investment policies with respect to any of the investment practices described therein.

                         In addition, as a matter of nonfundamental policy, each Fund may not purchase securities of any open-end investment company, or securities of closed-end companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase is part of a merger, consolidation, reorganization or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the













                    1940 Act and rules thereunder or by any state in which shares of the Fund are registered.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond that Fund's control, will not be considered a violation.

                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.












                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Canada
          Fund, Ivy
                    China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy
                    Latin America Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund, Ivy Short-Term Bond Fund and
          Ivy Money
                    Market Fund, the other nine series of the Trust; and Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund, Mackenzie
                    National Municipal Fund and Mackenzie New York
          Municipal Fund,
                    the five series of Mackenzie Series Trust
          (collectively, with the
                    Funds, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for all classes of shares, except Class I. The minimum initial and subsequent investment pursuant to this plan is $50 per month, except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
          The
                    Automatic Investment Method may be discontinued at any time upon receipt by The Mackenzie Ivy Investor Services Corp. ("MIISC") of
                    telephone instructions or written notice to MIISC from the investor.  See "Automatic Investment Method" in the
          Account
                    Application.

                    EXCHANGE OF SHARES

                         As described in the Prospectus, shareholders of each Fund













                    have an exchange privilege with certain other Ivy and Mackenzie
                    Funds. Before effecting an exchange, shareholders of each Fund should obtain and read the currently effective prospectus for the
                    Ivy or Mackenzie Fund into which the exchange is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A













                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of a
          Fund
                    exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period), if any, applicable to the new
          Class A
                    shares.

                         Class A shares of a Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a CDSC will be subject to that Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

                         CLASS B SHARES: Class B shareholders may exchange their
                    Class B shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of a Fund exercising the exchange privilege will
                    continue to be subject to that Fund's CDSC schedule (or period)












                    following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

                         Class B shares of a Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to that Fund's CDSC schedule (or period) if such
          schedule is
                    higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the CDSC that may be payable upon the redemption of the new
                    Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following CDSC table ("Table 1") applies to Class B
                    shares of Ivy Global Fund, Ivy Growth Fund, Ivy Growth with













                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,
                    Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy New
                    Century Fund, Ivy International Bond Fund, Ivy Bond
          Fund, Ivy
                    Canada Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie New York Municipal
          Fund
                    ("Table 1 Funds"):

                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF
                                                       DOLLAR AMOUNT
          SUBJECT TO
                         YEAR SINCE PURCHASE           CHARGE

                         First                                   5%
                         Second                                  4%
                         Third                                   3%
                         Fourth                                  3%
                         Fifth                                   2%
                         Sixth                                   1%
                         Seventh and thereafter                  0%

                         The following CDSC table ("Table 2") applies to
          Class B
                    shares of Ivy Short-Term Bond Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term
          Municipal Fund
                    ("Table 2 Funds"):
                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF
                                                       DOLLAR AMOUNT
          SUBJECT TO
                         YEAR SINCE PURCHASE           CHARGE

                         First                                   3%
                         Second                                  2.5%
                         Third                                   2%
                         Fourth                                  1.5%
                         Fifth                                   1%
                         Sixth and thereafter                    0%























                         The CDSC schedule for Table 1 Funds is higher (and the
                    period is longer) than the CDSC schedule (and period) for Table 2
                    Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding













                    Class B shares for two years. The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         CLASS C SHARES. Class C shareholders may exchange their
                    Class C shares ("outstanding Class C shares") for Class C shares of another Ivy or Mackenzie Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon
                    redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

                         CLASS I SHARES. Class I shareholders may exchange their
                    Class I shares for Class I shares of another Ivy or Mackenzie
                    Fund on the basis of the relative net asset value per Class I share.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000 ($5,000,000 in the case of Class I of a Fund).
          No
                    exchange out of a Fund (other than by a complete exchange of all the shares of the Fund) may be made if it would reduce the shareholder's interest in that Fund to less than $1,000

                    ($5,000,000 in the case of Class I of a Fund).
          Exchanges are
                    available only in states where the exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of
                    receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such noticed is required by
                    SEC rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments
          in
                    Class A shares of each Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the
          Prospectus.  Any
                    investor may submit a Letter of Intent stating that he
          or she
                    will invest, over a period of 13 months, at least
          $50,000
                    ($100,000 for Ivy Bond Fund) in Class A shares of a
          Fund.  A
                    Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of Ivy Global
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
          Growth
                    Fund, Ivy International Bond Fund, Ivy Short-Term Bond Fund, Ivy
                    Bond Fund, Mackenzie National Municipal Fund, Mackenzie Florida
                    Limited Term Municipal Fund, Mackenzie Limited Term
          Municipal























                    Fund, Mackenzie California Municipal Fund and Mackenzie New York
                    Municipal Fund (and shares that have been exchanged into Ivy
                    Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the Letter of
                    Intent, the Transfer Agent will hold Class A shares representing
                    5% of the indicated amount (less any accumulation credit value)
                    in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated
                    amount is not purchased during the term of the Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
                    Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee           no fee
                         Retirement Plan Annual Maintenance Fee    $10.00
          per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes the tax treatment of
                    certain tax-deferred retirement plans under current
          Federal
                    income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMI, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund that primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or governmental plan.
                    If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.
























                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-
                    ciary, if any, or rolled over into another IRA.
          Distributions
                    must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-
                    tions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who













                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed












                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and any participating employees.












                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"):  Section 403(b)(7)
          of the
                    Code permits public school systems and certain
          charitable
                    organizations to use mutual fund shares held in a
          custodial
                    account to fund deferred compensation arrangements with
          their
                    employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge
          for
                    purchases of less than $10,000 of Class A shares is set
          forth
                    under "Retirement Plans" in the Prospectus.  Sales
          charges for
                    purchases of $10,000 or more of Class A shares are the
          same as
                    those set forth under "Initial Sales Charge Alternative
          --
                    Class A Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from Mackenzie
          Investment
                    Management Inc. ("MIMI").

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
                    (3) uses the withdrawal to pay tax-deductible medical expenses;
                    (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolls over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%












                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of a Fund may
                    reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by
                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $50,000 ($100,000 for Ivy Bond Fund) or more in Class A shares of a Fund.  See "Initial Sales Charge Alternative --
          Class A
                    Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his
                    or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section
                    401 of the Code). It is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy
          Money
                    Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of Ivy Global
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
          Growth
                    Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy
                    New Century Fund, Ivy International Bond Fund, Ivy International
                    Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund, Ivy Canada Fund,
                    Mackenzie National Municipal Fund, Mackenzie California Municipal
                    Fund, Mackenzie Florida Limited Term Municipal Fund,
          Mackenzie
                    Limited Term Municipal Fund and Mackenzie New York Municipal Fund
                    (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the
                    Class A shares being purchased, amounts to $50,000 or more for
                    Ivy Global Fund, Ivy Growth Fund, Ivy Growth with
          Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China












                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund and Ivy Canada Fund; $100,000 or more for International Bond
                    Fund, Ivy Bond Fund, Mackenzie National Municipal Fund, Mackenzie
                    California Municipal Fund and Mackenzie New York Municipal Fund;
                    or $25,000 or more for Mackenzie Florida Limited Term Municipal
                    Fund and Mackenzie Limited Term Municipal Fund; or $1,000,000 or
                    more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") (except shareholders with accounts in
                    Class I of Ivy Bond Fund) by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem,
                    accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment
                    Method. The Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount
                    withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in a Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial
                    sales charges or CDSCs.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of each Fund (except Ivy Bond Fund) may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other
                    systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs.
          However, it












                    may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board, IMI places orders for the purchase and sale of each Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the particular Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer.
                    The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from
                    dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and
                    execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of a Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the fiscal year ended June 30, 1993 and 1994, during the six-month period ended December 31, 1994 and during the fiscal year ended December 31, 1995, Ivy Bond Fund paid brokerage commissions of $39,498, $175,688, $42,425 and $20,912,
                    respectively.

                         During the period from March 3, 1993 (commencement of
                    operations) to December 31, 1993, and during the fiscal years ended December 31, 1994 and 1995, Ivy Emerging Growth Fund paid brokerage commissions of $94,628, $83,831 and $302,892, respectively.














                         During the fiscal years ended December 31, 1993, 1994 and
                    1995, Ivy Growth Fund paid brokerage commissions of $1,071,036,
                    $265,471 and $666,385, respectively.

                         During the fiscal years ended December 31, 1993, 1994 and
                    1995, Ivy Growth with Income Fund paid brokerage commissions of
                    $97,896, $34,028 and $192,913, respectively.

                         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each of these Funds will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for each the
                    Fund. While no minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with
                    securities and may discontinue accepting securities as payment for the Fund shares at any time without notice.  The
          Trust will
                    value accepted securities in the manner and at the same time provided for valuing portfolio securities of each the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.




























                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc.
          (1983-Present);













                    Age:  71                              Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                       Stanley Channick      Trustee      President, The
          Whitestone
                    11 Bala Avenue                        Corporation
          (insurance
                    Bala Cynwyd, PA 19004                 agency);
          President, Scott
                    Age:  71                              Management
          Company
                                                          (administrative
          services
                                                          for insurance
          companies);
                                                          President, The
          Channick
                                                          Group
          (consultants to
                                                          insurance
          companies and
                                                          national trade
                                                          associations);
          Trustee of
                                                          Ivy Fund
          (1984-1993);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1994-1995).














                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice












                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age: 74                               (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                       Roy J. Glauber        Trustee      Mallinckrodt
          Professor of
                                                          Physics, Harvard
                    Age: 70                               University (since
          1974);
                                                          Trustee of Ivy
          Fund (1961-
                                                          1991); Trustee of
          Mackenzie
                                                          Series Trust
          (1994-
                                                          present).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie












                    Suite 300                             President
          Investment
                    Boca Raton, FL  33432                 Management Inc.
                    Age: 49                               (1987-present);
          President
                    [*Deemed to be an                     and Director of
                    "interested person"                   Ivy Management,
          Inc. (1992-
                    of the Trust, as                      present);
          Chairman and
                    defined under the                     Director of
          Mackenzie Ivy
                    1940 Act.]                            Investor Services
          Corp.
                                                          (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                    5th Floor                of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [*Deemed to be an
                    "interested person"
                    of the Trust, as























                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;












                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of












                                                          Mackenzie Ivy
          Investor












                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and














          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,
          Secretary/
                                                          Treasurer and
          Clerk of Ivy
                                                          Management, Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,
          Secretary/
                                                          Treasurer and
          Clerk of Ivy
                                                          Management, Inc.
          (1989-
                                                          1994); Senior
          Vice
                                                          President,
          Secretary/
                                                          Treasurer of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Secretary/
                                                          Treasurer and
          Director of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994);
          Secretary/Treasurer
                                                          and Director of
          Mackenzie
                                                          Ivy Investor
          Services Corp.
                                                          (1993-present);
          Secretary/












                                                          Treasurer of The
          Mackenzie
                                                          Funds Inc.
          (1993-1995);

          Secretary/Treasurer of
                                                          Mackenzie Series
          Trust
                                                          (1994-present).













                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.














































                                            COMPENSATION TABLE
                                                 IVY FUND
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)













          TOTAL
                                                 PENSION OR
          COMPENSA-
                                                 RETIREMENT
          TION FROM
                                                 BENEFITS   ESTIMATED
          TRUST AND
                                      AGGREGATE  ACCRUED AS ANNUAL
          FUND COM-
                                      COMPENSA-  PART OF    BENEFITS
          PLEX PAID
                    NAME,             TION       FUND       UPON
          TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          8,000
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          8,000
                     Broyhill
                    (Trustee)

                    Stanley             -0-      N/A        N/A
          8,000
                      Channick[*]
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          8,000
                     DeFriece, Jr.
                    (Trustee)

                    Roy J.              -0-      N/A        N/A
          8,000
                      Glauber[*]
                    (Trustee)

                    Michael G.          -0-      N/A        N/A
          -0-
                     Landry
                    (Trustee and
                     President)

                    Michael R.          -0-      N/A        N/A
          -0-
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)












                    Joseph G.         7,112      N/A        N/A
          8,000
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)















                    J. Brendan        7,112      N/A        N/A
          8,000
                     Swan
                     (Trustee)

                    Keith J.            -0-      N/A        N/A
          -0-
                     Carlson
                    (Vice President)

                    C. William          -0-      N/A        N/A
          -0-
                     Ferris
                     (Secretary/Treasurer)

                    [*] Appointed as a Trustee of the Trust at a meeting of the
                         Board of Trustees held on February 6, 1996.

                         As of February 26, 1996, the Officers and Trustees of the
                    Trust as a group owned beneficially or of record none of the outstanding Class A, Class B, Class C or Class I shares of any of the Funds.


























































                                 INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         IMI currently provides business management and investment
                    advisory services to each Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement").
          The
                    Agreement was approved by the respective sole shareholder of Ivy












                    Bond Fund on December 31, 1994 and of Ivy Emerging Growth Fund on
                    April 30, 1993 and by the respective shareholders of Ivy Growth
                    Fund and Ivy Growth with Income Fund on December 30, 1991. Prior to the approval by the respective shareholders or sole shareholder of each Fund, the Agreement was approved on
          September
                    29, 1994 with respect to Ivy Bond Fund, on February 19, 1993 with respect to Ivy Emerging Growth Fund and October 28,
          1991 with
                    respect to Ivy Growth Fund and Ivy Growth with Income Fund by the
                    Board, including a majority of the Trustees who are neither
                    "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the
                    operation of the distribution plan (see "Distribution Services")
                    or in any related agreement (the "Independent
          Trustees").

                         Until December 31, 1994, MIMI served as the investment
                    adviser to Ivy Bond Fund, which Fund was a series of Mackenzie
                    Series Trust until it was reorganized as a series of the Trust on
                    December 31, 1994. On December 31, 1994, MIMI's interest in the
                    Agreement with respect to Ivy Bond Fund was assigned by MIMI to
                    IMI, which is a wholly owned subsidiary of MIMI. The provisions of the Agreement remain unchanged by IMI's succession to MIMI thereunder.  MIMI is a subsidiary of Mackenzie
          Financial
                    Corporation ("MFC"), 150 Bloor Street West, Toronto,
          Ontario,
                    Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The TSE. MFC is registered in Ontario as a mutual fund dealer and advises Ivy
                    Canada Fund. IMI currently acts as manager and investment
                    adviser to the following investment companies registered under the 1940 Act (other than the Funds): Ivy China Region Fund, Ivy
                    Global Fund, Ivy International Fund, Ivy Latin America Strategy
                    Fund, Ivy New Century Fund, Ivy International Bond
          Fund, Ivy
                    Short-Term Bond Fund and Ivy Money Market Fund.

                         The Agreement obligates IMI to make investments for the
                    accounts of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the
                    securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to that Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the particular Fund's needs;
                    (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the particular
          Fund or by
                    IMI acting in some other capacity pursuant to a separate
                    agreement or arrangements with the Fund; (5) maintain or
                    supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

                         Ivy Bond Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of
                    0.75% of the first $500 million of the Fund's average daily net assets, reduced to 0.60% of the next $500 million and 0.40% of average daily net assets over $1 billion. Each of the other Funds pays IMI a monthly fee for providing business management and investment advisory serves at an annual rate of 0.85% of each the
                    Fund's average daily net assets.

                         For the fiscal years ended June 30, 1993 and 1994, for the six-month period ended December 31, 1994 and for the fiscal year ended December 31, 1995, Ivy Bond Fund paid IMI of
          $887,211,
                    $984,110, $445,111 and $848,778, respectively (of which
          IMI
                    reimbursed $______, $______, $10,764 and $2,615,
          respectively,
                    pursuant to required expense limitations).













                         For the period from March 3, 1993 (commencement of
                    operations) to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, Ivy Emerging Growth Fund paid
                    IMI $37,707, $168,819 and $318,186, respectively (of
          which IMI
                    reimbursed $18,141, $3,923 and $0, respectively, pursuant to voluntary expense limitations).

                         For the fiscal years ended December 31, 1993, 1994 and 1995,
                    Ivy Growth Fund paid IMI $2,203,771, $2,133,471 and $2,278,390, respectively (of which IMI reimbursed $323,541, $285,510 and
                    $11,680, respectively, pursuant to voluntary expense limitations).

                         For the fiscal years ended December 31, 1993, 1994 and 1995,
                    Ivy Growth with Income Fund paid IMI $185,897, $277,991 and
                    $515,787, respectively.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if a Fund's total
          expenses in
                    any fiscal year (other than interest, taxes,
          distribution
                    expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any
          extraor-
                    dinary expenses including, without limitation,
          litigation and
                    indemnification expenses) exceed the permissible limits
          appli-
                    cable to that Fund in any state in which its shares are
          then
                    qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense
          limitation
                    provision limits each Fund's annual expenses to 2.5% of the first
                    $30 million of its average daily net assets, 2.0% of the next $70 million and 1.5% of its average daily net assets over
          $100
                    million.

                         IMI currently limits each of Ivy Emerging Market
          Fund's
                    total operating expenses (excluding Rule 12b-1 fees, interest,













                    taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
                    1.95% of each the Fund's average daily net assets. As long as a
                    Fund's expense limitation continues, it may lower that Fund's expenses and increase its yield. Each the Fund's expense
                    limitation may be terminated or revised at any time, at which time a Fund's expenses may increase and its yield may be reduced, depending on the total assets of the particular
          Fund.

                         On August 25-26, 1995, the Board, including a majority of
                    the Independent Trustees, last approved the continuance of the
                    Agreement with respect to each of Ivy Bond Fund, Ivy
          Emerging
                    Growth Fund, Ivy Growth Fund and Ivy Growth with Income
          Fund.
                    Each Agreement will continue in effect with respect to each Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the
                    Independent Trustees and (ii) either (a) by the vote of a
                    majority of the outstanding voting securities (as defined in the
                    1940 Act) of the particular Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the













                    Agreements (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the particular Fund.  See
          "Capitalization
                    and Voting Rights."

                         Each Agreement may be terminated with respect to a
                    particular Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of that Fund, on 60 days'
                    written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Funds' shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October
                    23, 1991, as amended from time to time (the
          "Distribution
                    Agreement"). MIFDI distributes shares of the Funds through broker-dealers who are members of the National
          Association of
                    Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the Funds on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. MIFDI is not obligated
                    to sell any specific amount of Fund shares.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Funds' then-current prospectus, and the net asset value on which such price is based. Out of that commission,
                    MIFDI may reallow to dealers such concession as MIFDI may
                    determine from time to time. In addition, MIFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the
          Prospectus.
                    MIFDI may reallow all or a portion of the CDSC to dealers as
                    MIFDI may determine from time to time.

                         Under the Distribution Agreement, each Fund bears, among
                    other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         During the fiscal year ended June 30, 1993 and the
          three
                    months ended September 30, 1993, MIMI (which at that time was Ivy
                    Bond Fund's distributor) received from sales of Class A1 [Shares of Ivy Bond Fund outstanding as of March 31, 1994 were designated
                    Class A shares of the Fund.] shares of Ivy Bond Fund $900,303 and
                    $236,973, respectively, in sales commissions, of which $201,431 and $46,312, respectively, was retained after dealers' reallowances. During the nine months ended June 30,
          1994, the
                    six-month period ended December 31, 1994 and the fiscal year ended December 31, 1995, MIFDI received commissions of $343,167,
                    $123,560 and $_________, respectively, from sales of Class A shares of the Fund, of which $65,470, $23,740 and $_________, respectively, was retained after dealers' reallowances.

                         During the period from March 3, 1993 (commencement of
                    operations) to September 30, 1993, MIMI received from sales of
                    Class A shares of Ivy Emerging Growth Fund $198,884 in sales commissions, of which $30,643 was retained after dealers' re-
                    allowances. During the period from October 1, 1993 to December 31, 1993 and during the fiscal years ended
          December 31,
                    1994 and 1995, MIFDI received from sales of Class A shares of Ivy
                    Emerging Growth Fund $267,621, $193,050 and $_______,
                    respectively, in sales commissions, of which $41,714, $31,480 and
                    $______, respectively, was retained after dealers' re-allowances. During the periods from March 3, 1993
          (commencement
                    of operations) to September 30, 1993 and from October 1, 1993 to
                    December 31, 1993, MIMI and MIFDI, respectively, received no
                    CDSCs upon certain redemptions of Class A shares of Ivy Emerging
                    Growth Fund. During the period from October 23, 1993 and during the fiscal year ended December 31, 1994, (the date on which
                    Class B shares of Ivy Emerging Growth Fund were first offered for sale to the public) to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, MIFDI received
          $239,
                    $12,352 and $______, respectively, in CDSCs paid upon certain redemptions of Class B shares of Ivy Emerging Growth
          Fund.

                         During the period from January 1, 1993 to September 30,
                    1993, MIMI received from sales of Class A shares of Ivy
          Growth













                    Fund $310,897 in sales commissions, of which $51,790 was retained after dealers' re-allowances. During the period from October 1,
                    1993 to December 31, 1993 and during the fiscal years ended
                    December 31, 1994 and 1995, MIFDI received from sales of Class A shares of Ivy Growth Fund $26,792, $70,092 and $______, respectively, in sales commissions, of which $4,463,
          $10,667 and
                    $_____, respectively, was retained after dealers' re-allowances.
                    During the period from January 1, 1993 to September 30,
          1993,
                    MIMI received no CDSCs.  During the period from October
          1, 1993
                    to December 31, 1993 and during the fiscal years ended December
                    31, 1994 and 1995, MIFDI received $0, $4,669 and
          $_______,
                    respectively, in CDSCs paid upon certain redemptions of Class B shares of Ivy Growth Fund, of which $0, $_____ and $______, respectively, was retained after dealers' re-allowances.

                          During the period from January 1, 1993 to September 30,
                    1993, MIMI received from sales of Class A shares of Ivy
          Growth
                    with Income Fund $145,295 in sales commissions, of which $23,818 was retained after dealers' re-allowances. During the period from October 1, 1993 to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, MIFDI received from sales of Class A shares of the Fund $60,844, $236,691 and $_________,
























                    respectively, in sales commissions, of which $9,974, $37,077 and
                    $_______, respectively, was retained after dealers' re-allowances. During the period from January 1, 1993 to September 30, 1993, MIMI received no CDSCs. During the period
                    from October 1, 1993 to December 31, 1993 and during the fiscal year ended December 31, 1994, MIFDI received no CDSCs.
          During
                    the fiscal year ended December 31, 1995, MIFDI received $________
                    in CDSCs paid upon certain redemptions of Class B shares of Ivy
                    Growth with Income Fund, of which $_____ was retained after dealers' re-allowances.

                         Since the inception date for Class C shares of each Fund is
                    April 30, 1996, no payments were made in connection with the sale of Class C shares with respect to any Fund during the relevant time periods.

                         Each Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. Each Distribution Agreement may be terminated with respect to a particular Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to MIFDI. Each Distribution Agreement shall terminate automatically in the event of its assignment.














                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board adopted a multi-class plan (the
                    "Rule 18f-3 plan") on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of a Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class
                    bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and (iii) a Fund's
                    Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.
























                         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on
                    behalf of each Fund, in accordance with Rule 12b-1 under the 1940
                    Act, separate distribution plans pertaining to the Funds'
                    Class A, Class B and Class C shares (each, a "Plan").
          In
                    adopting each Plan, a majority of the Independent Trustees have concluded in conformity with the requirements of the 1940 Act that there is a reasonable likelihood that each Plan will benefit each respective Fund and its shareholders.  The
          Trustees of the
                    Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of a Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under each Plan, each Fund pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or
                    Class C shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the
                    Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to a
                    Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of that
                    Class of that Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month.













                         Under the Funds' Class B and Class C Plans, each Fund also pays MIFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets
                    attributable to its Class B or Class C shares. MIFDI may reallow to dealers all or a portion of the service and distribution fees as MIFDI may determine from time to time. The distribution fee compensates MIFDI for expenses incurred in connection with activities primarily intended to result in the sale of the Funds'
                    Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Under the Funds' Class B and Class C
                    Plans, MIFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the
                    Plan and the purposes for which such expenditures were made;
                    (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the
                    Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding
                    shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not
                    "interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not
                    "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by a Fund. MIFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the
                    distribution of each Fund's shares. To qualify for such
                    payments, shares may be subject to a minimum holding period.
                    However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

                         During the fiscal year ended June 30, 1994, the six-month
                    period ended December 31, 1994 and the fiscal year ended December













                    31, 1995 Ivy Bond Fund paid MIFDI $327,497, $146,362
          and
                    $273,837, respectively, pursuant to the Class A plan, and $693,
                    $7,469 and $36,359, respectively, pursuant to the Class
          B
                    plan.

                         For the period from March 3, 1993 (commencement of
                    operations) to September 30, 1993, Ivy Emerging Growth Fund paid
                    MIMI $3,137 pursuant to the Class A Plan. For the period from
                    October 1, 1993 to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, the Fund paid MIFDI
          $7,644,
                    $41,576 and $70,182, respectively, pursuant to the Class A Plan.
                    For the period from October 23, 1993 (the date on which Class B shares of Ivy Emerging Growth Fund were first offered for sale to the public) to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, Ivy Emerging Growth Fund paid
                    MIFDI $1,235,$32,179 and $93,593, respectively,
          pursuant to the
                    Class B Plan.

                         For the period from January 1, 1993 to September 30, 1993,
                    Ivy Growth Fund paid MIMI $36,753 pursuant to the Class A Plan.
                    For the period from October 1, 1993 to December 31, 1993, and for the fiscal years ended December 31, 1994 and 1995, Ivy
          Growth
                    Fund paid MIFDI $21,315, $89,478 and $115,730,
          respectively,
                    pursuant to the Class A Plan. For the period from October 23,
                    1993 (the date on which Class B shares of Ivy Growth
          Fund were
                    first offered for sale to the public) to December 31, 1993, and during the fiscal year ended December 31, 1994 and 1995, Ivy























                    Growth Fund paid MIFDI $109, $6,983 and $20,164, respectively, pursuant to the Class B Plan.

                         For the period from January 1, 1993 to September 30, 1993,
                    Ivy Growth with Income Fund paid MIMI $8,540 pursuant to the
                    Class A Plan. For the period from October 1, 1993 to December 31, 1993 and for the fiscal years ended
          December 31,
                    1994 and 1995, Ivy Growth with Income Fund paid MIFDI
          $2,459,
                    $34,975 , and $105,143, respectively, pursuant to the Class A
                    Plan. For the period from October 23, 1993 (the date on which
                    Class B shares of Ivy Growth with Income Fund were first offered for sale to the public) to December 31, 1993 and for the fiscal years ended December 31, 1994 and 1995, Ivy Growth with
          Income
                    Fund paid MIFDI $312, $38,866 and $76,355,
          respectively, pursuant
                    to the Class B Plan.

                         Since the inception date for Class C shares is April 30,
                    1996, no payments were made under the Funds' Class C Plan during the relevant time periods.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Bond Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.












                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Bond Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Emerging Growth Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders,
                    $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel and entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Emerging Growth Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders,

























                    $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel and entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Growth Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Growth Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Growth with Income Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings,
                    $_____; travel and entertainment, $_____; general and administrative, $_____; telephone, $_____; and
          occupancy and












                    equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Growth with Income Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings,
                    $_____; travel and entertainment, $_____; general and administrative, $_____; telephone, $_____; and
          occupancy and
                    equipment rental, $_____.

                         Since the inception date for Class C shares of each Fund is
                    April 30, 1996, no payments were made in marketing Class C shares of any Fund during the relevant time period.

                         Each Plan may be amended at any time with respect to the
                    class of shares of the particular Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent
                    Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the particular Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.













                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
                    40 Water Street, Boston, Massachusetts 02109 (the "Custodian"),
                    has been retained to act as the Trust's Custodian for assets of each Fund held in the United States. Rules adopted under the
                    1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and
                    securities depositories. Pursuant to those rules, Brown Brothers has entered into subcustodial agreements for the holding of each
                    Fund's foreign securities. With respect to each Fund, Brown
                    Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for each Fund.
                    As compensation for those services, Ivy Bond Fund pays
          MIMI a
                    monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the particular Fund
          at the
                    preceding month end at the following rates: $1,000 when the net assets are less than $20 million; $1,500 when the net assets are
                    $20 to $75 million; $4,000 when the net assets are $75
          to $100
                    million; and $6,000 when the net assets are over $100 million.

                         For the fiscal years ended June 30, 1993 and 1994, the six months ended December 31, 1994 and the fiscal year ended December
                    31, 1995, Ivy Bond Fund paid $84,116, $85,737, $45,015
          and
                    $102,160, respectively, to MIMI under such agreement. During the period from March 3, 1993 to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995 Ivy Emerging Growth
                    Fund paid MIMI $12,798, $31,948 and $45,324,
          respectively, under
                    such agreement. During the period from January 25, 1993 through
                    December 31, 1993 and during the fiscal years ended December 31,
                    1994 and 1995, Ivy Growth Fund paid MIMI $101,323, $103,232 and
                    $103,945, respectively under such agreement. During the period from April 1, 1993 through December 31, 1993 and the fiscal years ended December 31, 1994 and 1995, Ivy Growth with
          Income Fund













                    paid MIMI $24,500, $33,702 and $60,915, respectively,
          pursuant to
                    such agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service












                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Each Fund (except for Ivy Bond
                    Fund) pays a monthly fee at an annual rate of $20.00 per open account. Ivy Bond Fund pays $20.75 per open account for Class A,
                    Class B and Class C and $10.25 per open account for Class I. In addition, each Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses.
                    Such fees and expenses for the fiscal year ended
          December 31,
                    1995 for Ivy Bond Fund, Ivy Emerging Growth Fund, Ivy Growth Fund
                    and Ivy Growth with Income Fund totalled $198,311,
          $130,012,
                    $1,104,622 and $280,966, respectively.

                    ADMINISTRATOR



     Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to each Fund.
          As
                    compensation for these services, each Fund except for Ivy Bond
                    Fund with respect to its Class I shares only pays MIMI a monthly fee at the annual rate of .10% of that Fund's average daily net assets. Ivy Bond Fund pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class I.
          Such fees
                    for the fiscal year ended December 31, 1995 for Ivy
          Bond Fund,
                    Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth with
                    Income Fund totalled $113,170, $37,434, $268,046 and
          $60,681,
                    respectively.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the












                    Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         Ivy Bond Fund results from a reorganization of Mackenzie
                    Fixed Income Trust, a series of Mackenzie Series Trust, which reorganization was approved by shareholders of the Fund on
                    December 15, 1994. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest
          (no par
                    value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive
                    rights or subscription rights.












                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A, B and C for Ivy Global Fund, Ivy Growth Fund, Ivy Emerging Growth
                    Fund, Ivy Growth with Income Fund, Ivy Money Market
          Fund, Ivy












                    China Region Fund, Ivy Latin America Strategy Fund, Ivy
          New
                    Century Fund, Ivy International Fund, Ivy Canada Fund, Ivy Bond
                    Fund and Ivy International Bond Fund, as well as Class A, B and I for Ivy Short-Term Bond Fund, Class I for Ivy International Fund
                    and Ivy Bond Fund, and Class D for Ivy Growth with Income Fund.
                    [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund, and are not offered for sale to the public. On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios (other than Ivy Short-Term Bond Fund), and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--
                    Class D," which establishment and redesignation, respectively, are to become effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's
                    Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
                    On matters affecting only one Fund, only the shareholders of that
                    Fund are entitled to vote. All classes of shares of a Fund will vote together, except with respect to the distribution plan applicable to that Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters
                    relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the
                    Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the
                    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.












                         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust)
                    present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the
                    Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of January 31,
          1996, no
                    shareholder owned beneficially or of record 5% or more
          of any
                    Fund's outstanding Class A, Class B, Class C or Class I shares, except that of the outstanding Class A shares of Ivy
          Emerging
                    Growth Fund, Amalgamated Bank of New York (custodian) FBO TWU-NYC
                    Private Bus Lines Pension Fund, P.O. Box 370 Cooper Station, New
                    York, New York 10003, owned of record 90,679.566 shares (5.48%);
                    and except that of the outstanding Class B shares of Ivy Growth
                    Fund, IBT (custodian) FBO G. Pattyson, P.O. Box 11, Terrace Bay,
                    Ontario, Canada POT 2W0, owned of record 14,617.961
          shares
                    (9.94%); and of the outstanding Class C shares of Ivy Growth with
                    Income Fund (which shares will be redesignated as Class D shares of Ivy Growth with Income Fund, effective April 30,
          1996),
                    Resources Trust Co. (custodian) FBO J. McDonald, 109
          South
                    Street, Needham, Massachusetts 02192, owned of record 8,037.952 shares (7.10%), and J. and L. Venner (trustees) FBO
          Clampo
                    Products Profit Sharing Plan, 1743 Wall Road,
          Wadsworth, Ohio
                    44281, owned of record 7,215.092 shares (6.37%).


























                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of a Fund is called the net asset value per share. The net asset value per share of a Fund is computed by dividing the value of the assets of that Fund, less its liabilities, by the number of shares of that Fund outstanding. For purposes of determining the aggregate net assets of a Fund, cash and
                    receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board.
                    Money market instruments of a Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         A Fund's liabilities are allocated between its Classes. The total of such liabilities allocated to a Class plus that Class's distribution fee and any other expenses specially allocated to that Class are then deducted from the Class's proportionate interest in that Fund's assets, and the resulting amount for each
                    Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.























                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange (normally 4:00 p.m., eastern time), every Monday through
                    Friday (exclusive of national business holidays).  The
          Trust's
                    offices will be closed, and net asset value will not be calculated, on the following national business holidays:  New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Funds'
                    Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When a Fund writes an option, an amount equal to the premium received by that Fund is included in that Fund's
          Statement of
                    Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently
                    marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by a Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of that Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If a Fund exercises a call option which it has
                    purchased, the cost of the security which that Fund purchased upon exercise will be increased by the premium originally paid.

                         The sale of shares of a Fund will be suspended during any
                    period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the particular Fund to do so.

                                            PORTFOLIO TURNOVER

                         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, a Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting
                    commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by
                    dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by that
                    Fund during that year. For purposes of determining a Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.
          The
                    annual portfolio turnover rates for the Funds are provided in the
                    Prospectus under "The Funds' Financial Highlights."

                                               REDEMPTIONS

                         Shares of each Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable CDSC.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the
                    SEC may by order permit for the protection of shareholders of a
                    Fund.

                         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in
                    securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act.
          This will
                    require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves
                    less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in a Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.























                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         Each Fund employs reasonable procedures that require
                    personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.

                                       CONVERSION OF CLASS B SHARES

                         As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the respective
                    Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the particular
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original























                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

                         Each Fund intends to be taxed as a regulated investment
                    company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the particular Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its
                    holdings so that, at the end of each fiscal quarter,
          (i) at least
                    50% of the market value of the particular Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the particular
                    Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer
                    (other than U.S. Government securities and the securities of other regulated investment companies).

                         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year,
          (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each
                    Fund intends to make distributions in accordance with the
                    calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the particular Fund in October, November or
                    December of the year with a record date in such a month and paid by that Fund during January of the following year.
          Such
                    distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

                    OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

                         Some of the options, futures and foreign currency
          forward
                    contracts in which a Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are
                    "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be
                    deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.













                         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the
                    recognition of gains or losses from the affected straddle
                    positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to a Fund's assets may limit the extent to which a
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                    CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES













                         Gains or losses attributable to fluctuations in exchange
                    rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains and losses, referred to under the Code as "section 988"
                    gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         A Fund may invest in shares of foreign
          corporations which
                    may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is
                    classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross













                    income is investment-type income. If a Fund receives a so-called












                    "excess distribution" with respect to PFIC stock, a Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares.  A
          Fund itself
                    will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are
                    characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         A Fund may be eligible to elect alternative tax treatment
                    with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by a Fund.

                    DEBT SECURITIES ACQUIRED AT A DISCOUNT

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by a Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments.
          A Fund
                    may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the












                    character and timing of recognition of income.














                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or
                    OID, which could affect the character and timing of recognition of income.

                         A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Fund.

                    DISTRIBUTIONS

                         Distributions of investment company taxable income are













                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate
                    shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term
                    capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction.
                    Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of a Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.
                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a












                    shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those
                    purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies
                    where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                    FOREIGN WITHHOLDING TAXES

                         Income received by a Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.













                         If more than 50% of the value of a Fund's total assets at
                    the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-












                    through" to that Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by a
                    Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his or her total foreign source taxable income.
                    For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from
                    U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a
                    Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    BACKUP WITHHOLDING

                         Each Fund will be required to report to the Internal Revenue
                    Service ("IRS") all distributions as well as gross proceeds from the redemption of the particular Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the particular Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when












                    required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
                    This discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                         PERFORMANCE INFORMATION














                         Performance information for the classes of shares of the
                    Funds may be compared, in reports and promotional literature, to:
                    (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"),
                    or other unmanaged indices so that investors may compare each
                    Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by
                    Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer
          Price
                    Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.


                         In addition, the Trust may, from time to time, include the yield (with respect to Ivy Bond Fund only), the average annual total return and the cumulative total return of shares of a Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

                         YIELD. Quotations of yield for a specific Class of shares
                    of a Fund will be based on all investment income attributable to that Class earned during a particular 30-day (or one month)
                    period (including dividends and interest), less expenses
                    attributable to that Class accrued during the period
          ("net
                    investment income"), and will be computed by dividing the net investment income per share of that Class earned during the period by the maximum offering price per share (in the case of
                    Class A shares) or the net asset value per share (in the case of
                    Class B and Class C shares) on the last day of the period, according to the following formula:

                              YIELD     =    2[({(a-b)/cd} + 1){superscript
          6}-1]














                    Where:    a         =    dividends and interest earned
          during the
                                             period attributable to a
          specific Class
                                             of shares,

                              b         =    expenses accrued for the
          period
                                             attributable to that Class
          (net of
                                             reimbursements),

                              c         =    the average daily number of
          shares of
                                             that Class outstanding during
          the period
                                             that were entitled to receive
          dividends,
                                             and

                              d         =    the maximum offering price per
          share (in
                                             the case of Class A shares) or
          the net
                                             asset value per share (in the
          case of
                                             Class B shares, Class C shares
          and Class
                                             I shares) on the last day of
          the












                                             period.

                         The yield for Class A and Class B shares of Ivy
          Bond Fund
                    for the 30-day period ended December 31, 1995 were 7.68% and
                    7.04%, respectively. As of December 31, 1995, there were no outstanding Class I shares of Ivy Bond Fund.

                         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized
                    average annual total return ("Standardized Return") for a
                    specific Class of shares of a Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of a Fund made on the first day of a designated period to equal the ending redeemable value
                    ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n} = ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specific Class

                              T    =    the average annual total return of
          shares of
                                        that Class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of the
                                        period.

                         For purposes of the above computation for a Fund, it is
                    assumed that all dividends and capital gains distributions made by a Fund are reinvested at net asset value in additional shares of the same Class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% (4.75% for Ivy Bond Fund) sales charge is deducted from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

                         A Fund may, from time to time, include in advertisements,
                    promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating
          Non-
                    Standardized Return; a sales charge, if deducted, would reduce the return.

                         The following tables summarize the calculation of
                    Standardized and Non-Standardized Return for the Class A, Class
                    B, Class C and Class I (for Ivy Bond Fund) shares of the Funds for the periods indicated. In determining the average annual total return for a specific Class of shares of a Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of a Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the particular
                    Fund.  Shares of Ivy Bond Fund outstanding as of March
          31, 1994
                    were designated Class A shares of the Fund. Shares of each of
                    Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy
          Growth with
                    Income Fund outstanding as of October 22, 1993 have been
                    redesignated as "Class A" shares of each respective
          Fund.


                       IVY BOND FUND

                                                   STANDARDIZED RETURN[*]
                                      CLASS A[1] CLASS B[2] CLASS C[7]
          CLASS I[5]

                    One year ended
                      December 31,
                      1995:              11.83%     11.54%     N/A
          N/A

                    Five years ended
                      December 31,
                      1995:               8.91%     N/A        N/A
          N/A

                    Ten years ended
                      December 31,
                      1995:               8.93%     N/A        N/A
          N/A

                    Inception[#] to























                      December 31,
                      1995:[6]            8.79%      5.60%     N/A
          N/A


                                                NON-STANDARDIZED RETURN[**]
                                      CLASS A[3] CLASS B[4] CLASS C[7]
          CLASS I[5]

                    One year ended
                      December 31,
                      1995:              17.41%     16.54%     N/A
          N/A

                    Five years ended
                      December 31,
                      1995:               9.98%     N/A        N/A
          N/A

                    Ten years ended
                      December 31,
                      1995:               9.47%     N/A        N/A
          N/A

                    Inception[#] to
                      December 31,
                      1995:[6]            9.30%      7.77%%    N/A
          N/A


                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 4.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period. Class I shares are
                         not subject to an initial or a CDSC; therefore, the Non-
                         Standardized Return figures would be identical to the
                         Standardized Return figures.














                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#] Until December 31, 1994, MIMI served as investment adviser to Ivy Bond Fund, which until that date was a series of
                         Mackenzie Series Trust. The inception date for the Fund
                         (and the Class A shares of the Fund) was September 6, 1985;
                         the inception date for the Class B and Class I shares of the
                         Fund was April 1, 1994; and the inception date for the Class
                         C shares of the Fund is April 30, 1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995, the five years ended December 31,
                         1995, the ten years ended December 31, 1995 and the period from inception through December 31, 1995 would have been
                         11.83%, 8.88%, 2.21% and .79%, respectively.













                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 11.54% and 5.60%,












                         respectively. (Since the inception date for Class B shares of the Fund was April 1, 1994, there were no Class B shares outstanding for the duration of the five year or ten year
                         periods ending December 31, 1995.)

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995, the five
                         years ended December 31, 1995, the ten years ended December
                         31, 1995 and the period from inception through December 31,
                         1995 would have been 17.41%, 9.95%, 2.73% and
          1.28%,
                         respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 16.54% and 7.77%, respectively. (Since the inception
                         date for Class B shares of the Fund was April 1, 1994, there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1995.)

                    [5] No Class I shares were outstanding during the time periods indicated.

                    [6] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [7] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding












                         during any of the relevant time periods.


                       IVY EMERGING GROWTH FUND:


                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]    CLASS B[2]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:              33.90%        36.03%          N/A

                    Inception[#] to
                      December 31,
                      1995:[5]           29.89%        17.18%          N/A













                                       NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]    CLASS B[4]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:              42.07%        41.03%          N/A

                    Inception[#] to
                      December 31,
                      1995:[5]           32.78%        18.29%          N/A


                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.












                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#] The inception date for Ivy Emerging Growth Fund was March 3,
                         1993. Class A shares of the Fund were first offered for
                         sale to the public on April 30, 1993, and Class B shares of the Fund were first offered for sale to the public on
                         October 23, 1993. The inception date for the Class C shares of the Fund was April 30, 1996

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 33.90% and 29.83%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 36.03% and 17.09%, respectively.

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 42.07% and 32.74%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense












                         reimbursement, the Non-Standardized Return for
          Class B












                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 41.03% and 18.22%, respectively.

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


                       IVY GROWTH FUND:

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]    CLASS B[2]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:            21.01%       21.13%            N/A

                    Five years ended
                      December 31,
                      1995:            12.46%         N/A             N/A

                    Ten years ended
                      December 31,
                      1995:            11.09%          N/A            N/A

                    Inception[#] to
                      December 31,
                      1995:[5]         10.57%         9.12%           N/A













                                       NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]    CLASS B[4]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:            27.33%        26.13%           N/A

                    Five years ended
                      December 31,
                      1995:            13.80%          N/A            N/A

                    Ten years ended
                      December 31,
                      1995:            11.75%          N/A            N/A

                    Inception[#] to
                      December 31,
                      1995:[5]         10.76%        10.34%            N/A














                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy Growth Fund (and for
          Class A
                         shares of the Fund) was March 1, 1984. The inception date













                         for Class B shares of the Fund was October 23,
          1993. The
                         inception date for Class C shares of the Fund is April 30,
                         1996

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995, the five years ended December 31,
                         1995, the ten years ended December 31, 1995 and the period from inception through December 31, 1995 would have been
                         20.01%, 12.40%, 11.06% and 10.56%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 21.13% and 9.01%, respectively. (Since the inception date for Class B shares of the Fund was October 23, 1993, there were no Class B
                         shares outstanding for the duration of the five year or ten year periods ending December 31, 1995.)

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995, the five
                         years ended December 31, 1995, the ten years ended December
                         31, 1995 and the period from inception through December 31,
                         1995 would have been 27.33%, 13.74%, 11.72% and
          10.76%,
                         respectively.














                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 26.13% and 10.24%, respectively. (Since the inception date for Class B shares of the Fund was October
          23, 1993,
                         there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1995.)













                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


                       IVY GROWTH WITH INCOME FUND:

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]    CLASS B[2]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:              17.75%        18.94%           N/A

                    Five years ended
                      December 31,












                      1995:              13.18%        N/A              N/A

                    Ten years ended
                      December 31,
                      1995:              12.35%        N/A              N/A

                    Inception[#] to
                      December 31,
                      1995:[5]           14.53%         7.89%           N/A


                                       NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]    CLASS B[4]      CLASS
          C[6]

                    One year ended
                      December 31,
                      1995:              24.93%        23.94%          N/A

                    Five years ended
                      December 31,
                      1995:              14.53%        N/A             N/A

                    Ten years ended
                      December 31,
                      1995:              13.01%        N/A             N/A

                    Inception[#] to
                      December 31,
                      1995:[5]           15.12%         9.13%          N/A


                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.












                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#] The inception date for Ivy Growth with Income Fund (and the
                         Class A shares of the Fund) was April 1, 1984; the inception date for Class B shares of the Fund was October
          23, 1993;
                         and the inception date for the Class C shares of the Fund is
                         April 30, 1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995, the five years ended December 31,
                         1995, the ten years ended December 31, 1995 and the period from inception through December 31, 1995 would have been
                         17.75%, 13.16%, 12.33% and 14.52%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 18.94% and 7.89%, respectively. (Since the inception date for Class B shares of the Fund was October 23, 1993, there were no Class B
                         shares outstanding for the duration of the five year or ten year periods ending December 31, 1995.)

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A













                         shares for the one year ended December 31, 1995, the five
                         years ended December 31, 1995, the ten years ended December
                         31, 1995 and the period from inception through December 31,
                         1995 would have been 24.93%, 14.51%, 13.00% and
          15.10%,
                         respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 23.94% and 9.13%, respectively. (Since the inception
                         date for Class B shares of the Fund was October
          23, 1993,
                         there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1995.)

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.














                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods. The inception of
                         Class C shares of the Fund will coincide with the













                         redesignation as "Class D" those shares of Ivy Growth with
                         Income Fund that were initially issued as "Ivy Growth with
                         Income Fund -- Class C" to shareholders of
          Mackenzie
                         Growth & Income Fund, a former series of the Company, in
                         connection with the reorganization between that fund and Ivy
                         Growth with Income Fund, which shares are not offered for
                         sale to the public.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of a Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by
                    computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                              C = (ERV/P) - 1

                    Where:    C    =    cumulative total return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.














                       IVY BOND FUND. The following table summarizes the calculation of Cumulative Total Return for the periods indicated through
                    December 31, 1995, assuming the maximum 4.75% sales charge has been assessed.


          SINCE
                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A       11.83%     53.26%       135.32%
          138.85%
                    Class B       11.54%     N/A[**]      N/A[**]
          N/A[**]
                    Class C       N/A[**]    N/A[**]      N/A[**]
          N/A[**]
                    Class I       N/A[**]    N/A[**]      N/A[**]
          N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.


          SINCE












                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A       17.41%     60.90%       147.06%
          150.76%
                    Class B       16.54%     N/A[**]      N/A[**]
          14.00%
                    Class C       N/A[**]    N/A[**]      N/A[**]
          N/A[**]
                    Class I       N/A[**]    N/A[**]      N/A[**]
          N/A[**]












                    ___________________________

                    [*] Until December 31, 1994, MIMI served as investment adviser to Ivy Bond Fund, which until that date was a series of
                         Mackenzie Series Trust. The inception date for the Fund
                         (and the Class A shares of Ivy Bond Fund) was September 6,
                         1985; the inception date for the Class B and Class I shares of the Fund was April 1, 1994. The inception date for Class
                         C shares of the Fund is April 30, 1996.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY EMERGING GROWTH FUND. The following table summarizes
                    the calculation of Cumulative Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75%
                    sales charge has been assessed.

                                                          SINCE
                                      ONE YEAR            INCEPTION[*]

                    Class A            33.90%             101.01%
                    Class B            36.03%              41.50%
                    Class C            N/A[**]             N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.

                                                          SINCE
                                      ONE YEAR            INCEPTION[*]

                    Class A            42.07%              41.03%
                    Class B           113.27%              44.50%
                    Class C            N/A[**]             N/A[**]


                    ___________________________

                    [*] The inception date for Ivy Emerging Growth Fund was March 3,












                         1993. Class A shares of the Fund were first offered for
                         sale to the public on April 30, 1993, and Class B shares of the Fund were first offered for sale to the public on
                         October 23, 1993. The inception date for Class C shares of the Fund is April 30, 1996.














                    [**] No Class C shares were outstanding for the duration of the time period indicated.

                         IVY GROWTH FUND. The following table summarizes the
                    calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.


          SINCE
                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A       20.01%    79.90%        186.36%
          3,031.88%
                    Class B       21.13%    N/A[**]       N/A[**]
          21.06%
                    Class C       N/A[**]   N/A[**]       N/A[**]
          N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.














          SINCE
                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A      27.33%     90.88%        203.83%
          3,222.95%
                    Class B      26.13%     N/A[**]       N/A[**]
          24.06%
                    Class C      N/A[**]    N/A[**]       N/A[**]
          N/A[**]


                    ___________________________

                    [*]  The inception date for Ivy Growth Fund (and for
          Class A
                         shares of the Fund) was March 1, 1984. The inception date
                         for the Class B shares of the Fund was October 23, 1993.
                         The inception date for Class C shares of the Fund is April
                         30, 1996.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY GROWTH WITH INCOME FUND. The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75%
                    sales charge has been assessed.


          SINCE
                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A       17.75%    85.73%        220.34%
          387.72%
                    Class B       18.94%    N/A[**]       N/A[**]
          18.11%
                    Class C       N/A[**]   N/A[**]       N/A[**]
          N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995,













                    assuming the maximum 5.75% sales charge has not been assessed.














          SINCE
                                 ONE YEAR   FIVE YEARS    TEN YEARS
          INCEPTION[*]

                    Class A      24.93%     97.06%        239.89%
          417.48%
                    Class B      23.94%      N/A[**]      N/A[**]
          21.11%
                    Class C      N/A[**]     N/A[**]      N/A[**]
          N/A[**]


                    ___________________________

                    [*] The inception date for Ivy Growth with Income Fund (and the
                         Class A shares of the Fund) was April 1, 1984; the inception date for the Class B shares of the Fund was October 23,
                         1993. The inception date for Class C shares of the Fund is
                         April 30, 1996.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482.
          Communications not
                    subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         Performance quotations for a Fund will vary from time to
                    time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of the Fund.
          These
                    factors and possible differences in the methods used in calculating performance quotations should be considered when
                    comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of a Fund's shares and the risks associated with a Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                         The Funds may also cite endorsements or use for comparison their performance rankings and listings reported in such
                    newspapers or business or consumer publications as, among others:
                    AAII Journal, Barron's, Boston Business Journal, Boston
          Globe,
                    Boston Herald, Business Week, Consumer's Digest, Consumer Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's












                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money












                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.

                                           FINANCIAL STATEMENTS

                         The Funds' Portfolios of Investments as of
          December 31,
                    1995, Statements of Assets and Liabilities as of December 31,
                    1995, Statements of Operations for the fiscal year ended December
                    31, 1995, Statements of Changes in Net Assets for the six-month period ended December 31, 1994 and the fiscal years ended June
                    30, 1994 and the fiscal year ended December 31, 1995, Financial
                    Highlights, Notes to Financial Statements, and Reports of
                    Independent Accountants are included in each Fund's December 31,
                    1995 Annual Report to shareholders, which are incorporated by reference into this SAI. Copies of the Funds' financial
                    statements may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number provided on the cover of this SAI.











































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's













                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as












                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,













                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a













                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                               IVY CANADA FUND












                                          IVY CHINA REGION FUND
                                             IVY GLOBAL FUND
                                          IVY INTERNATIONAL FUND
                                     IVY LATIN AMERICA STRATEGY FUND
                                         IVY NEW CENTURY FUND

                                                series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                             April 30, 1996


          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes six of the portfolios, Ivy Canada
          Fund, Ivy
                    China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy
                    Latin America Strategy Fund and Ivy New Century Fund
          (the
                    "Funds," each a "Fund"). The other seven portfolios of the Trust are described in separate Statements of Additional Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Funds dated
          April 30,
                    1996 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.

                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472













                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone: (800) 456-5111















                                            INVESTMENT ADVISER

                                        (for Ivy Canada Fund only)
                                 Mackenzie Financial Corporation ("MFC")
                                          150 Bloor Street West
                                                Suite 400
                                             Toronto, Ontario
                                              CANADA M5S3B5
                                         Telephone (416) 922-5322


                    INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
          . . .
                         U.S. GOVERNMENT SECURITIES . . . . . . . . . . . .
          . . .
                         BORROWING  . . . . . . . . . . . . . . . . . . . .
          . . .
                         COMMERCIAL PAPER . . . . . . . . . . . . . . . . .
          . . .
                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS
          . . .
                         WARRANTS . . . . . . . . . . . . . . . . . . . . .
          . . .
                         AMERICAN DEPOSITORY RECEIPTS . . . . . . . . . . .
          . . .
                         FOREIGN SECURITIES . . . . . . . . . . . . . . . .
          . . .
                         INVESTING IN EMERGING MARKETS  . . . . . . . . . .
          . . .
                         CANADIAN SECURITIES  . . . . . . . . . . . . . . .
          . . .












                         FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . .
          . . .
                         REPURCHASE AGREEMENTS  . . . . . . . . . . . . . .
          . . .
                         FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED
          SECURITIES  .
                         LOANS OF PORTFOLIO SECURITIES  . . . . . . . . . .
          . . .
                         ZERO COUPON BONDS  . . . . . . . . . . . . . . . .
          . . .
                         RESTRICTED AND ILLIQUID SECURITIES . . . . . . . .
          . . .
                         OPTIONS TRANSACTIONS . . . . . . . . . . . . . . .
          . . .
                              GENERAL . . . . . . . . . . . . . . . . . . .
          . . .
                              WRITING OPTIONS ON INDIVIDUAL SECURITIES  . .
          . . .
                              PURCHASING OPTIONS ON INDIVIDUAL SECURITIES .
          . . .
                              PURCHASING AND WRITING OPTIONS ON SECURITIES
                                   INDICES  . . . . . . . . . . . . . . . .
          . . .
                              RISKS OF OPTIONS TRANSACTIONS . . . . . . . .
          . . .
                         SECURITIES INDEX FUTURES CONTRACTS . . . . . . . .
          . . . .
                              RISKS OF SECURITIES INDEX FUTURES . . . . . .
          . . . .
                         COMBINED TRANSACTIONS  . . . . . . . . . . . . . .
          . . . .
                         HIGH YIELD BONDS . . . . . . . . . . . . . . . . .
          . . . .
                         FOREIGN CURRENCIES . . . . . . . . . . . . . . . .
          . . . .

                    INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
          . . . .

                    ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
          . . . .

                    ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
          . . . .
                         AUTOMATIC INVESTMENT METHOD  . . . . . . . . . . .
          . . . .
                         EXCHANGE OF SHARES . . . . . . . . . . . . . . . .
          . . . .
                              INITIAL SALES CHARGE SHARES . . . . . . . . .
          . . . .
                              CONTINGENT DEFERRED SALES CHARGE SHARES.
          CLASS A  . .
                              CLASS B . . . . . . . . . . . . . . . . . . .
          . . . .












                              CLASS I SHARES  . . . . . . . . . . . . . . .
          . . . .
                         LETTER OF INTENT . . . . . . . . . . . . . . . . .
          . . . .
                         RETIREMENT PLANS . . . . . . . . . . . . . . . . .
          . . . .
                              INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . .
          . . . .












                              QUALIFIED PLANS . . . . . . . . . . . . . . .
          . . . .
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS . . . . . . . .
          . . . .
                              SIMPLIFIED EMPLOYEE PENSION IRAS  . . . . . .
          . . . .
                         REINVESTMENT PRIVILEGE . . . . . . . . . . . . . .
          . . . .
                         RIGHTS OF ACCUMULATION . . . . . . . . . . . . . .
          . . . .
                         SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . .
          . . . .

                    BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
          . . . .

                    TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .
          . . . .
                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI  . . . . . . .
          . . . .

                    INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
          . . . .
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES . . .
                              SUBADVISORY CONTRACT -  IVY INTERNATIONAL
          FUND  . . .
                         DISTRIBUTION SERVICES  . . . . . . . . . . . . . .
          . . . .
                              RULE 18F-3 PLAN . . . . . . . . . . . . . . .
          . . . .
                              RULE 12B-1 DISTRIBUTION PLANS . . . . . . . .
          . . . .












                         CUSTODIAN  . . . . . . . . . . . . . . . . . . . .
          . . . .
                         FUND ACCOUNTING SERVICES . . . . . . . . . . . . .
          . . . .
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT . . . . .
          . . . .
                         ADMINISTRATOR  . . . . . . . . . . . . . . . . . .
          . . . .
                         AUDITORS . . . . . . . . . . . . . . . . . . . . .
          . . . .

                    CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
          . . . .

                    NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
          . . . .

                    PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
          . . . .

                    REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
          . . . .

                    CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
          . . . .

                    TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
          . . . .
                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
                              CONTRACTS . . . . . . . . . . . . . . . . . .
          . . . .
                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES
                                . . . . . . . . . . . . . . . . . . . . . .
          . . . .
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES
          . . . .
                         DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . .
          . . . .
                         DISTRIBUTIONS  . . . . . . . . . . . . . . . . . .
          . . . .
                         DISPOSITION OF SHARES  . . . . . . . . . . . . . .
          . . . .
                         FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . .
          . . . .
                         BACKUP WITHHOLDING . . . . . . . . . . . . . . . .
          . . . .

                    PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
          . . . .
                              YIELD . . . . . . . . . . . . . . . . . . . .
          . . . .
                              AVERAGE ANNUAL TOTAL RETURN . . . . . . . . .
          . . . .












                              OTHER QUOTATIONS, COMPARISONS AND GENERAL
                                   INFORMATION  . . . . . . . . . . . . . .
          . . . .

                    FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
          . . . .












                    APPENDIX A: DESCRIPTION OF STANDARD & POOR'S
          CORPORATION AND

                         MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND AND
                         COMMERCIAL PAPER RATINGS . . . . . . . . . . . . .
          . . . .









































































                                    INVESTMENT OBJECTIVES AND POLICIES

                         Each Fund has its own investment objectives and policies,
                    which are described more fully in the Prospectus under "Investment Objectives and Policies" and "Risk Factors
          and
                    Investment Techniques." The different types of securities and investment techniques used by the Funds involve varying degrees of risk.

                         IVY CANADA FUND: Ivy Canada Fund seeks long-term capital
                    appreciation by investing primarily in equity securities of
                    Canadian companies. Canada is one of the world's leading
                    industrial countries and a major exporter of agricultural
                    products. The country is rich in natural resources such as zinc,












                    uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

                         To meet its objective, the Fund normally invests at least
                    65% of its total assets in Canadian equity securities
          (i.e.,
                    common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada.
          Canadian
                    issuers are companies (i) organized under the laws of Canada,
                    (ii) for which the principal securities trading market is in
                    Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian
                    Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's
          Investor
                    Services, Inc. ("Moody's) or AAA or AA by Standard and
          Poor's
                    Corporation ("S&P"), or if not rated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the
          Fund's
                    Adviser), (iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs")),
          (iv) U.S.
                    Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or
                    BBB or higher by S&P, or if unrated, are considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

                         The Fund may purchase securities on a
          "when-issued" or firm
                    commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the
                    Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes, the Fund may invest












                    without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian
                    Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (i) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by
                    S&P, or if not rated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) of banks
                    considered creditworthy by MFC under guidelines approved by the












                    Trust's Board of Trustees, and (iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

                         IVY CHINA REGION FUND: Ivy China Region Fund's principal
                    investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The
                    Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and
                    Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore,
                    Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").


                         The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a)
                    that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50%
                    of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China
                    Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries.
          IMI's
                    determination as to whether a company qualifies as a Greater












                    China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China
          Region
                    country, and currently expects to invest more than 50% of its total assets in Hong Kong.

                         The balance of the Fund's assets ordinarily are invested in
                    (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater
          China
                    growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the
                    China Region. The investment-grade debt securities in which the
                    Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong
                    Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and
          (c)












                    obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality).

                         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality
                    (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either
                    Moody's or S&P. (As of the fiscal year ended December 31, 1995, the Fund held no low-rated debt securities in its portfolio.)


                         The Fund may lend portfolio securities valued at not more
                    that 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies that invest in equity securities of Greater China growth companies or China
          Region
                    associated companies, and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater
          China
                    associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

                         IVY GLOBAL FUND: The Fund seeks long-term capital growth
                    through a flexible policy of investing in stocks and debt
                    obligations of companies and governments of any nation.
          Any












                    income realized will be incidental. Under normal conditions, the
                    Fund invests at least 65% of its total assets in issuers
                    domiciled in at least three different nations
          (including the
                    United States). Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs and investment-grade debt securities
          (i.e.,
                    those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

                         The Fund may lend portfolio securities valued at not more
                    that 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an
                    outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by












                    Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

                         The Fund may purchase put and call options stock indices,
                    provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the
                    Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 20% of its total assets.

                         IVY INTERNATIONAL FUND: The Fund's principal objective is
                    long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the
                    Fund's total assets will be invested in common stocks
          (and
                    securities convertible into common stocks) principally traded in
                    European, Pacific Basin and Latin America markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund's subadviser,
                    Northern Cross Investments Limited (the "Subadviser"), invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. The Subadviser seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities ares selected based
                    on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $100 million in capitalization and a solid history of operations.

                         When economic or market conditions warrant, the Fund may
                    invest without limit in U.S. Government securities, investment-
                    grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by the
                    Subadviser to be of comparable quality), preferred stocks, warrants, or cash or cash equivalents such as bank obligations
                    (including certificates of deposit and banders' acceptances), commercial paper, short-term notes and repurchase agreements.
                    For temporary or emergency purposes, the Fund may borrow up to
                    10% of the value of its total assets from banks.

                         The Fund may lend portfolio securities valued at not more
                    that 30% of the Fund's total assets, engage in currency exchange transactions and enter into forward foreign currency contracts.
                    The Fund may also invest up to 10% of its assets in (i) other investment companies and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the
                    Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed 15% of its total assets.

                         IVY LATIN AMERICA STRATEGY FUND: The Fund has a principal
                    investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective.












                    Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central
                    America, South America and the Spanish-speaking islands of the
                    Caribbean. Securities of Latin American issuers include (a)
                    securities of companies organized under the laws of a Latin
                    American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin
                    America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries.
          Under
                    present conditions, the Fund expects to focus its investments in
                    Argentina, Brazil, Chile, Mexico and Venezuela, which
          IMI
                    believes are the most developed capital markets in Latin America.
                    The Fund does not expect to concentrate its investments in any particular industry.

                         The Fund's equity investments consist of common stock,
                    preferred stock (either convertible or
          non-convertible),
                    sponsored or unsponsored depository receipts (including
          ADRs,
                    American Depository Shares, and Global Depository
          Shares) and
                    warrants (any of which may be purchased through rights). The












                    Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.


                         The Fund may invest in debt securities (including zero
                    coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities
                    issued by Latin American Governments ("Sovereign Debt"). Most of
                    the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-
                    grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds. (As of the fiscal year ended December 31, 1995, the Fund held no debt securities in its portfolio.)

                         To meet redemptions, or while the Fund is anticipating
                    investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and banders' acceptances), commercial
                    paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's
                    assets).

                         The Fund may lend portfolio securities valued at not more
                    that 30% of the Fund's total assets, invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 10% of its assets in (i) other investment companies that invest in Latin
                    American securities, and (ii) restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities). The Fund will treat any Latin
                    American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities
                    issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)












                    stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed
                    15% of its total assets.

                         IVY NEW CENTURY FUND: The Fund's principal objective is
                    long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be
                    "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are
          classified by the
                    United Nations (or otherwise regarded by their authorities) as
                    "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities
          (including
                    common and preferred stocks, convertible debt obligations, warrants, options, rights and depository receipts that are listed on stock exchanges or traded over-the-counter) of "Emerging
                    Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

                         In recent years, many emerging market countries around the world have undergone political changes that have reduced
                    government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic
                    materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging
                    market countries from which the Fund and its shareholders will benefit.

                         The Fund normally invests its assets in the securities of
                    issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial
                    statements, reports, analyses and other pertinent information
                    (some of which may be obtained directly from the company).

                         For purposes of capital appreciation, the Fund may invest up to 35% of its assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the












                    United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and banders'
                    acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

                         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by
                    S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).
                    (As of the fiscal year ended December 31, 1995, the Fund held no low-rated debt securities in its portfolio.)

                         For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the
                    Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may lend portfolio securities valued at not more that 30% of the Fund's total assets, engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) other investment
                    companies that invest in Emerging Markets growth companies, and
                    (ii) up to 15% of its assets in restricted and other illiquid securities (although the Fund may not invest more than 5% of its assets in restricted securities).

                         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
                    stock index and foreign currency futures contracts, provided that the Fund's aggregate investment in such contracts does not exceed
                    15% of its total assets.

                    U.S. GOVERNMENT SECURITIES

                         A Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes,
                    and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA
                    certificates, which are mortgage-backed securities).
          In these
                    securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they
                    are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in
                    full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayment may occur at higher or lower rates than the
                    original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    ZERO COUPON BONDS

                         A Fund may purchase zero coupon bonds in accordance with the
                    Fund's credit quality standards. Zero coupons bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales
                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund's being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

                    REPURCHASE AGREEMENTS

                         A Fund may enter into repurchase agreements.
          Repurchase
                    agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Trust's























                    Board of Trustees (the "Board"), a Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Fund's investment adviser has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. A Fund will enter
                    into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Fund's investment adviser under guidelines approved by the Board. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    WARRANTS

                         A Fund may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.
                    Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.
                    Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative
                    investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the particular Fund will lose its entire investment in such warrant.












                    COMMERCIAL PAPER

                         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. A Fund may invest in
                    commercial paper that, at the date of investment, is rated A-1 by
                    Standard & Poor's Corporation ("S&P") or Prime-1 by
          Moody's
                    Investors Service, Inc. ("Moody's") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         Certificates of deposit are negotiable
          certificates issued
                    against funds deposited in a commercial bank for a definite period of time and earning a specified return.
          Bankers'
                    acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. In addition to investing in certificates of deposit and bankers' acceptances, a Fund may invest in time deposits in banks or savings and loan associations. Time deposits are
                    generally similar to certificates of deposit, but are uncertificated. A Fund's investments in certificates of deposit,
























                    time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1
                    billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation (currently $100,000) is fully insured by the Federal
          Deposit
                    Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality
                    comparable to other debt securities which may be purchased by the particular Fund.

                    AMERICAN DEPOSITORY RECEIPTS ("ADRs")

                         A Fund may purchase sponsored or unsponsored ADRs. ADRs are dollar-denominated receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-
                    counter ("OTC") in the United States. Ownership of unsponsored
                    ADRs may not entitle a Fund to financial or other reports from the issuer to which it would be entitled as the owner of
                    sponsored ADRs.

                    HIGH YIELD BONDS

                         A Fund may invest in corporate debt securities rated Baa or lower by Moody's, BB or lower by S&P. A Fund will not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or S&P. Securities rated Baa or
                    BBB (and comparable unrated securities) are considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics. Securities rated lower than












                    Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's
                    continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. (See Appendix A for a more complete description of the ratings assigned by Moody's and
                    S&P and their respective characteristics.)

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  A
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Funds were
                    investing in higher quality bonds. Should the rating of a
                    portfolio security be downgraded, IMI will determine whether it is in the relevant Fund's best interest to retain or dispose of the security. However, should any individual bond held by a Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market












                    conditions.












                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of each the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.

                    FOREIGN SECURITIES

                         A Fund may invest in debt securities of foreign issuers,
                    including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the instrumentalities thereof. Investors should consider carefully
                    the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although a Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and























                    financial reporting standards, and auditing practices and
                    requirements may not be comparable to those applicable to U.S.
                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The
                    foreign securities markets of many of the countries in which a
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below, that are not typically associated with investing in United States securities and that may affect a
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make












                    intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on a
                    Fund's portfolio transactions. In addition, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for a
                    Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to a Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of a Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain













                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though
                    certain Eastern European currencies may be convertible into U.S.
                    dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to a Fund's Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    CANADIAN SECURITIES

                         Ivy Canada Fund may invest in Canadian securities.
          The
                    Canadian securities market is among the largest in the world.
                    Equity securities are traded primarily on the country's five independent regional stock exchanges: The Toronto Stock Exchange
                    ("TSE"), the Montreal Exchange ("ME"), the Vancouver
          Stock
                    Exchange ("VSE"), the Alberta Stock Exchange and the
          Winnipeg
                    Stock Exchange. The TSE, which is the largest regional exchange, had a total market capitalization of $756.3 billion as of
                    November 3, 1994 and its 1,250 listed companies had a November trading volume of 1,120,300,000 shares. A small percentage of
                    Canadian stocks are traded on the unlisted or OTC market. In contrast, almost all debt securities are traded on the OTC.













                    Interlisting is common among the Canadian and U.S.
          stock
                    exchanges and the OTC markets. In addition, the TSE, the
                    American Stock Exchange and the Midwest Stock Exchange are
                    electronically linked to permit the order routing of interlisted securities on those stock exchanges. The ME and the Boston Stock
                    Exchange are similarly linked. Ivy Canada Fund invests less than
                    1% of its assets in securities listed solely on the VSE.

                         The economy of Canada is strongly influenced by the
                    activities of companies and industries involved in the production and processing of natural resources. The companies may include those involved in the energy industry, industrial materials
                    (chemicals, base metals, timber and paper) and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects.
          Economic
                    prospects are changing due to recent government attempts to reduce restrictions against foreign investment. These considerations are especially important for a Fund, like Ivy
                    Canada Fund, which invests primarily in Canadian securities.

                         Many factors, including social, environmental and economic conditions, that are not within the control of Canada affect and could have an adverse impact on the financial condition of
                    Canada. IMI is unable to predict what effect, if any, such factors would have on instruments held in a Fund's portfolio.

                         Beginning in January of 1989 the U.S. - Canada
          Free Trade












                    Agreement will be phased in over a period of 10 years.
          This
                    agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy.
                    Additionally, the recent implementation of the North
          American
                    Free Trade Agreement in January, 1994 is expected to lead to increased trade and reduced barriers between Canada and the
                    United States.

                         Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper. Forest covers over 44% of land area, making Canada a leading world producer of newsprint.

                         Canada is also a major producer of
          hydroelectricity, oil and
                    gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control or measurement of energy or energy fuels.

                         Canadian securities exchanges are self-regulatory agencies that are recognized by the securities administrators of the province in which the exchange is located. The largest, most active Canadian exchange is the TSE, which is a self-regulated agency recognized by the Ontario Securities Commission. Canadian securities regulation differs in certain respects from United
                    States securities regulation. For example, the amount of
                    information available concerning companies that have securities traded on Canadian exchanges and do not have securities traded on an exchange in the United States is generally less than that available concerning companies which have securities traded on
                    United States exchanges.  See "Risk Factors and
          Investment
                    Techniques" in the Prospectus for a discussion of the risks associated with investing in the securities of foreign companies.

                    INVESTING IN LATIN AMERICA

                         Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Lain American countries and the risks of
                    expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

                         The securities markets of Latin American countries are
                    substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than
                    U.S. standards.  Furthermore, there is a lower level of













                    monitoring and regulation of the markets and the activities of investors in such markets.

                         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin
          American
                    issuers compared to volume of trading in the securities of U.S.
                    issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

                         Latin America Strategy Fund invests in securities
                    denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the
                    U.S. dollar will result in corresponding changes in the U.S.
                    dollar value of the Fund's assets denominated in those currencies.

                         Some Latin American countries also may have managed
                    currencies, which are not free floating against the U.S. dollar.
                    In addition, there is risk that certain Lain American countries may restrict the free conversion of their currencies into other countries. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have
                    experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that
                    Fund's net asset value.

                         The economies of individual Latin American countries may
                    differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain
          Latin
                    American countries have experienced high levels of inflation which can have a debilitating effect on the economy. Furthermore, certain Latin American countries may impose
                    withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

                         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment
                    is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the
                    International Monetary Fund, and the political constraints to which a governmental entity may be subject.
          Governmental
                    entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.
          The
                    commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations.
                    Failure to implement such reforms, achieve such levels of
                    economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

                         Holders of sovereign debt, including a Fund, may be












                    requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

                         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely
                    affect prices of certain portfolio securities.
          Expropriation,
                    confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as
                    military coups, have occurred in the past and could also
                    adversely affect a Fund's investments in this region.

                         Changes in political leadership, the
          implementation of
                    market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left
                    home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

                    FORWARD FOREIGN CURRENCY CONTRACTS























                         A Fund may enter into forward foreign currency contracts (a
                    "forward contract"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While a Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency.
          Further, a
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         A Fund will hold cash, U.S. Government securities, or other high grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies
                    during the completion of investment programs and may purchase forward contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.
                    Although a Fund's custodian values the Fund's assets daily in terms of U.S. dollars, a Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency
                    to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A
                    Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because a Fund normally will be invested in both
          U.S. and
                    foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  A
                    Fund's share price will reflect the movements of both the












                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund's investment performance. U.S. and foreign securities markets do not always
                    move in step with each other, and the total returns from
                    different markets may vary significantly.

                    OPTIONS TRANSACTIONS

                         GENERAL.   A Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objective and policies. A Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by a Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest
                    rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.














                         A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the
                    Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when
                    distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         A Fund will realize a gain (or a loss) on a closing sale
                    transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and a Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon a Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In












                    contrast, the terms of OTC options are negotiated by a Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When a
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, a Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES. A Fund may write
                    (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. A Fund may also write covered call options to hedge a possible stock or bond market decline
                    (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of a Fund, the
                    Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         A Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.  A
          Fund may
                    purchase call options on individual securities only to effect a
                    "closing purchase transaction."

                         As the writer of a call option, a Fund receives a premium
                    for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  A
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. A
          Fund, as the
                    holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit a Fund might have
                    realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by a Fund for leverage purposes.

                         A Fund may also purchase a put option on an underlying
                    security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, a Fund would sell the underlying
                    security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         A Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of a Fund to purchase options. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON SECURITIES
          INDICES.  A
                    Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
                    Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the
                    right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option,
                    expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return
                    for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on












                    different indices have different multipliers.

                         When a Fund writes a call or put option on a stock index,












                    the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if a Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if a Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund
                    maintains in a segregated account with the Custodian the
                    difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist












                    when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC
                    options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists.
                    There is no assurance that a Fund will be able to close out an
                    OTC option position at a favorable price prior to its expiration.
                    In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See
                    "Portfolio Turnover."













                         A Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the
                    direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    SECURITIES INDEX FUTURES CONTRACTS

                         A Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. A Fund will not engage in transactions in
                    futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of
                    securities held in the Fund's portfolio or which it intends to purchase.

                         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P
                    500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks.
          In the













                    case of the S&P 500 Index, contracts are to buy or sell
          500
                    units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).
          The index
                    futures contract specifies that no delivery of the actual
                    securities making up the index will take place.
          Instead,
                    settlement in cash must occur upon the termination of the
                    contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index
          at a
                    specified future date at a contract price of $150 and the S&P 500
                    Index is at $154 on that future date, a Fund will gain
          $2,000
                    (500 units x gain of $4). If a Fund enters into a futures
                    contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units
                    x loss of $4).

                         RISKS OF SECURITIES INDEX FUTURES. A Fund's success in
                    using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         A Fund's ability to hedge effectively all or a portion of
                    its securities through transactions in index futures
          (and
                    therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the hedging instrument.

                         Although a Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

                         Although some index futures contracts call for making or
                    taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, a
                    Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, a












                    Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         A Fund will only enter into index futures contracts or
                    futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will use futures
                    contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing an index futures contract, a Fund will












                    maintain with its custodian (and mark-to-market on a daily basis)
                    cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may
                    "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

                         When selling an index futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments
                    underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         COMBINED TRANSACTIONS. A Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions),













                    instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES












                         A Fund may purchase securities on a firm commitment or when-
                    issued basis. New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase.
                    Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is
                    considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. A
          Fund will













                    maintain in a segregated account with its custodian cash, U.S.
                    Government securities, or other high grade debt securities equal
                    (on a daily marked-to-market basis) to the amount of its
                    commitment to purchase the securities on a when-issued or firm commitment basis.

                    RESTRICTED AND ILLIQUID SECURITIES

                         Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, a Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, a Fund may carefully monitor each of its investments in these securities, focussing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

                    BORROWING

                         All borrowings will be repaid before any additional
                    investments are made. Borrowing may exaggerate the effect on a
                    Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).
                    Although the principal of a Fund's borrowings will be fixed, the
                    Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.













                    LOANS OF PORTFOLIO SECURITIES

                         A Fund may lend its investment securities to brokers,
                    dealers and financial institutions for the purpose of realizing additional income. Loans of securities by a Fund will be
                    collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S Government or its agencies or instrumentalities. The collateral will equal (on a daily marked-
                    to-market basis) at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, as with other extensions of credit, involve a possible loss of rights in the collateral should the borrower fail financially.
                    In determining whether to lend securities, IMI will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

                                         INVESTMENT RESTRICTIONS

                         A Fund's investment objective, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to that Fund without the approval of a majority (as defined in the 1940 Act)
                    of the outstanding voting shares of that Fund. Under these restrictions, each of Ivy China Region Fund, Ivy
          International
                    Fund, Ivy Latin America Strategy Fund and Ivy New
          Century Fund
                    may not:

                         (i) purchase or sell real estate or commodities and
                              commodity contracts;

                         (ii) purchase securities on margin;

                         (iii)     sell securities short;

                         (iv) participate in an underwriting or selling group in
                              connection with the public distribution of securities
                              except for its own capital stock;

                         (v) purchase from or sell to any of its officers or
                              trustees, or firms of which any of them are members or
                              which they control, any securities (other than capital
                              stock of the Fund), but such persons or firms may act
                              as brokers for the Fund for customary
          commissions to













                              the extent permitted by the Investment
          Company Act of
                              1940;

                         (vi) make an investment in securities of companies in any
                              one industry (except obligations of domestic banks or
                              the U.S. Government, its agencies,
          authorities, or
                              instrumentalities) if such investment would cause
                              investments in such industry to exceed 25% of the
                              market value of the Fund's total assets at the time of
                              such investment; or












                         (vii)     issue senior securities, except as
          appropriate to
                                   evidence indebtedness which it is
          permitted to
                                   incur, and except to the extent that
          shares of the
                                   separate classes or series of the Trust
          may be
                                   deemed to be senior securities; provided
          that
                                   collateral arrangements with respect to
          currency-
                                   related contracts, futures contracts,
          options or
                                   other permitted investments, including
          deposits of
                                   initial and variation margin, are not
          considered
                                   to be the issuance of senior securities
          for
                                   purposes of this restriction.

                         Under the 1940 Act, a Fund is permitted, subject to each













                    Fund's investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of each the Fund's assets. Each of Ivy China Region Fund,
                    Ivy International Fund, Ivy Latin America Strategy Fund and Ivy
                    New Century Fund will continue to interpret fundamental investment restriction (i) above to prohibit investment in real
                    estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

                    Further, as a matter of fundamental policy, each of Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund and Ivy New Century
                    Fund may not:

                         (i) lend any funds or other assets, except that this
                              restriction shall not prohibit (a) the entry into
                              repurchase agreements, (b) the purchase of publicly
                              distributed bonds, debentures and other
          securities of a
                              similar type, or privately placed municipal or
                              corporate bonds, debentures and other
          securities of a
                              type customarily purchased by institutional investors
                              or publicly traded in the securities markets, or (c)
                              the lending of portfolio securities (provided that the
                              loan is secured continuously by collateral consisting
                              of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market
                              basis in an amount at least equal to the market value
                              of the securities loaned).















                    Further, as a matter of fundamental policy, each of Ivy
          Canada
                    Fund, Ivy China Region Fund, Ivy Global Fund and Ivy New Century
                    Fund may not:

                         (i)  purchase securities of any one issuer (except
          U.S.
                              Government securities) if as a result more than 5% of
                              the Fund's total assets would be invested in such
                              issuer or the Fund would own or hold more than 10% of
                              the outstanding voting securities of that issuer;
                              provided, however, that up to 25% of the value of the












                              Fund's total assets may be invested without regard to
                              these limitations.

                    Further, as a matter of fundamental policy, each of Ivy
          Latin
                    America Strategy Fund and Ivy New Century Fund may not:

                         (i)  borrow money, except for temporary or
          emergency
                              purposes; provided that the Fund maintains asset
                              coverage of 300% for all borrowings.

                    Further, as a matter of fundamental policy, each of Ivy
          China
                    Region Fund and Ivy International Fund may not:

                         (i) borrow money, except for temporary purposes where
                              investment transactions might advantageously require
                              it. Any such loan may not be for a period in excess of












                              60 days, and the aggregate amount of all outstanding
                              loans may not at any time exceed 10% of the value of
                              the total assets of the Fund at the time any such loan
                              is made.

                    Further, as a matter of fundamental policy, Ivy Canada Fund and
                    Ivy Global Fund may not:

                         (i)  Make investments in securities for the
          purpose of
                              exercising control over or management of the issuer;

                         (ii) Participate on a joint or a joint and several basis in any trading account in securities.  The
          "bunching" of
                              orders of the Fund and of other accounts under the
                              investment management of the Manager (in the case of
                              Ivy Global Fund) or the investment adviser, Mackenzie
                              Financial Corporation (the "Investment
          Adviser") (in
                              the case of Ivy Canada Fund) for the sale or purchase
                              of portfolio securities shall not be
          considered
                              participation in a joint securities trading account;

                         (iii)     Purchase securities on margin, except
          such short-
                                   term credits as are necessary for the
          clearance of
                                   transactions, but Ivy Global Fund may
          make margin
                                   deposits in connection with transactions
          in
                                   options, futures and options on futures;

                         (iv) Make loans, except this restriction shall not prohibit
                              (a) the purchase and holding of a portion of an issue
                              of publicly distributed debt securities, (b) the entry
                              into repurchase agreements with banks or broker-












                              dealers, or, with respect to Ivy Global Fund only, (c)
                              the lending of the Fund's portfolio
          securities in
                              accordance with applicable guidelines
          established by
                              the Securities and Exchange Commission (the
          "SEC") and
                              any guidelines established by the Trust's
          Trustees;

                         (v) Borrow amounts in excess of 10% of its total assets,












                              taken at the lower of cost or market value, and then
                              only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings
                              will be repaid before any additional
          investments are
                              made;

                         (vi) Purchase the securities of issuers conducting their
                              principal business activities in the same industry if
                              immediately after such purchase the value of the Fund's
                              investments in such industry would exceed 25% of the
                              value of the total assets of the Fund;

                         (vii)     Act as an underwriter of securities,
          except to the
                                   extent that, in connection with the sale
          of
                                   securities, it may be deemed to be an
          underwriter
                                   under applicable securities laws;

                         (viii)    Purchase any security if, as a result,
          the Fund












                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities
                                   restricted as to disposition under the
          Federal
                                   securities laws; or

                         (ix) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any
                              permitted borrowing.

                    Further, as a matter of fundamental policy, Ivy Global Fund may not:

                         (i) Invest in real estate, real estate mortgage loans,
                              commodities or interests in oil, gas and/or mineral
                              exploration or development programs, although
          (a) the
                              Fund may purchase and sell marketable
          securities of
                              issuers which are secured by real estate, (b) the Fund
                              may purchase and sell securities of issuers which
                              invest or deal in real estate, (c) the Fund may enter
                              into forward foreign currency contracts as described in
                              the Fund's prospectus, and (d) the Fund may write or
                              buy puts, calls, straddles or spreads and may invest in
                              commodity futures contracts and options on futures
                              contracts; or

                         (ii) purchase securities of another investment company,
                              except in connection with a merger,
          consolidation,
                              reorganization or acquisition of assets, and except
                              that the Fund may invest in securities of other
                              investment companies subject to the
          restrictions in













                              Section 12(d)(1) of the Investment Company
          Act of 1940
                              (the "1940 Act").

                    Further, as a matter of fundamental policy, Ivy
          International
                    Fund may not:












                         (i) lend any funds or other assets, except that this
                              restriction shall not prohibit (a) the entry into
                              repurchase agreements or (b) the purchase of publicly
                              distributed bonds, debentures and other
          securities of a
                              similar type, or privately placed municipal or
                              corporate bonds, debentures and other
          securities of a
                              type customarily purchased by institutional investors
                              or publicly traded in the securities markets;


                         (ii) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of
                              domestic banks or the U.S. Government, its agencies,
                              authorities and instrumentalities); or

                        (iii) purchase the securities of any other open-end
                              investment company, except as part of a plan of merger
                              or consolidation.

                    Further, as a matter of fundamental policy, Ivy Canada Fund may not:














                         (i)  Write or buy puts, calls, straddles or
          spreads; invest
                              in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests
                              in oil, gas and/or mineral exploration or development
                              programs, although (a) the Fund may purchase and sell
                              marketable securities of issuers which are secured by
                              real estate, (b) the Fund may purchase and sell
                              securities of issuers which invest or deal in real
                              estate, and (c) the Fund may enter into
          forward foreign
                              currency contracts as described in the Fund's prospectus.

                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, each Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, each Fund may not:

                         (i) purchase any security if, as a result, the Fund would
                              then have more than 5% of its total assets
          (taken at
                              current value) invested in securities of companies
                              (including predecessors) less than three years old.

                    Further, as a matter of non-fundamental policy, each of Ivy China
                    Region Fund, Ivy International Fund, Ivy Latin America Strategy
                    Fund and Ivy New Century Fund may not:

                         (i) invest in oil, gas or other mineral leases or exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,























                              straddles or spreads (except to the extent described in
                              the Prospectus and in this SAI);

                        (iii) invest in companies for the purpose of exercising
                              control of management; or

                         (iv) invest more than 5% of its total assets in warrants,
                              valued at the lower of cost or market, or more than 2%
                              of its total assets in warrants, so valued, which are
                              not listed on either the New York or American
          Stock
                              Exchanges.

                    Further, as a matter of non-fundamental policy, each of Ivy China
                    Region Fund, Ivy Latin America Strategy Fund and Ivy New Century
                    Fund may not:

                         (i) purchase or retain securities of any company if
                              officers and Trustees of the Trust and
          officers and
                              directors of Ivy Management, Inc., MIMI or
          Mackenzie
                              Financial Corporation who individually own more than
                              1/2 of 1% of the securities of that company together
                              own beneficially more than 5% of such
          securities;

                         (ii) purchase securities of other investment companies,
                              except in connection with a merger,
          consolidation or
                              sale of assets, and except that it may
          purchase shares
                              of other investment companies subject to such













                              restrictions as may be imposed by the
          Investment
                              Company Act of 1940 and rules thereunder or by any
                              state in which its shares are registered; or

                        (iii) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities", provided, however, that the Fund will not
                              invest more than 10% of its total assets in securities
                              of issuers that are restricted from selling to the
                              public without registration under the
          Securities act of
                              1933.  Illiquid securities may include
          securities
                              subject to legal or contractual restrictions on resale
                              (including private placements), repurchase agreements
                              maturing in more than seven days, certain options
                              traded over the counter that the Fund has purchased,
                              securities being used to cover certain
          options that a
                              fund has written, securities for which market quotations are not readily available, or other
                              securities which legally or in IMI's opinion, subject
                              to the Board's supervision, may be deemed illiquid, but
                              shall not include any instrument that, due to the
                              existence of a trading market, to the Fund's compliance
                              with certain conditions intended to provide liquidity,
                              or to other factors, is liquid.

                    Further, as a matter of non-fundamental policy, each of Ivy
                    Canada Fund and Ivy Global Fund may not:























                          (i) purchase or sell real estate limited partnership
                              interests; or

                         (ii) purchase or sell interests in oil, gas or mineral
                              leases (other than securities of companies that invest
                              in or sponsor such programs).

                    Further, as a matter of non-fundamental policy, Ivy Global Fund may not:

                          (i) purchase or retain securities of any company if
                              officers and Trustees of the Trust and
          officers and
                              directors of the Manager (and the investment adviser
                              with respect to Ivy Canada Fund) who
          individually own
                              more than 1/2 of 1% of the securities of that company,
                              together own beneficially more than 5% of such
                              securities.

                    Further, as a matter of non-fundamental policy, Ivy Latin America
                    Strategy Fund may not:

                         (i) purchase or retain securities of an issuer if, with
                              respect to 75% of the Fund's total assets, such
                              purchase would result in more than 10% of the outstanding voting securities of such issuer being held
                              by the Fund.

                    Further, as a matter of non-fundamental policy, Ivy International
                    Fund may not:

                         (i) purchase any security which it is restricted from
                              selling to the public without registration under the
                              Securities Act of 1933.












                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, each of
                    Ivy China Region Fund, Ivy Global Fund, Ivy
          International Fund,
                    Ivy Latin America Strategy Fund and Ivy New Century
          Fund may
                    purchase and sell OTC options on stock indices if (a) exchange-
                    traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-
                    dealers with whom each Fund enters into such transactions have a minimum net worth of $20 million. Moreover, so long as it
                    remains a restriction of the Ohio Division of Securities, each
                    Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the Funds' restriction on investing in restricted securities, unless the Board determines that such securities are liquid. Further, with
                    respect to the nonfundamental investment restrictions for Ivy
                    Canada Fund, Ivy Global Fund, Ivy Latin America Strategy Fund and
                    Ivy New Century Fund relating to investing in the securities of unseasoned issuers, purchasing the securities of other investment companies and investing in illiquid securities, each the Fund will notify shareholders 30 days before changing its investment policies with respect to any of the investment practices













                    described therein. Finally, as a matter of nonfundamental
                    policy, each of Ivy Canada Fund and Ivy Global Fund may not make short sales of securities or maintain a short position.


                         In addition, as a matter of nonfundamental policy, each Fund may not purchase securities of any open-end investment company, or securities of closed-end companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase is part of a merger, consolidation, reorganization or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the
                    1940 Act and rules thereunder or by any state in which shares of the Fund are registered.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the particular Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market
                    conditions or a change in the Fund's asset level or other
                    circumstances beyond the Fund's control, will not be considered a violation.

                                     ADDITIONAL RIGHTS AND PRIVILEGES












                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Bond Fund, Ivy Bond Fund, Ivy Short-Term
          Bond Fund
                    and Ivy Money Market Fund, the other seven series of the Trust;
                    and Mackenzie California Municipal Fund, Mackenzie
          Florida
                    Limited Term Municipal Fund, Mackenzie Limited Term
          Municipal
                    Fund, Mackenzie National Municipal Fund and Mackenzie
          New York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Funds, the "Ivy Mackenzie
          Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD












                         The Automatic Investment Method is available for all classes of shares, other than Class I.  The minimum initial and












                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by The Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") of telephone instructions or written notice to MIISC from the investor. See "Automatic Investment Method" in the
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Prospectus, shareholders of each Fund
                    have an exchange privilege with certain other Ivy and Mackenzie
                    Funds. Before effecting an exchange, shareholders of each Fund should obtain and read the currently effective prospectus for the
                    Ivy or Mackenzie Fund into which the exchange is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
                    Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
          (The
                    additional sales charge will be waived for outstanding
          Class A
                    shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of a
          Fund
                    exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period), if any, applicable to the new
          Class A
                    shares.

                         Class A shares of a Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a CDSC will be subject to that Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the
                    redemption of the outstanding Class B shares. Class B shareholders of a Fund exercising the exchange privilege will
                    continue to be subject to that Fund's CDSC schedule (or period)
                    following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

                         Class B shares of a Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to that Fund's CDSC schedule (or period) if such
          schedule is
                    higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the CDSC that may be payable upon the redemption of the new
                    Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.












                         The following CDSC table ("Table 1") applies to Class B
                    shares of Ivy Global Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,
                    Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy New
                    Century Fund, Ivy International Bond Fund, Ivy Bond
          Fund, Ivy
                    Canada Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie New York Municipal
          Fund
                    ("Table 1 Funds"):

                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF
                                                       DOLLAR AMOUNT
          SUBJECT TO
                         YEAR SINCE PURCHASE           CHARGE

                         First                                   5%
                         Second                                  4%
                         Third                                   3%
                         Fourth                                  3%
                         Fifth                                   2%
                         Sixth                                   1%
                         Seventh and thereafter                  0%












                         The following CDSC table ("Table 2") applies to Class B
                    shares of Ivy Short-Term Bond Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term
          Municipal Fund
                    ("Table 2 Funds"):
                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF












                                                       DOLLAR AMOUNT
          SUBJECT TO
                         YEAR SINCE PURCHASE           CHARGE

                         First                                   3%
                         Second                                  2.5%
                         Third                                   2%
                         Fourth                                  1.5%
                         Fifth                                   1%
                         Sixth and thereafter                    0%

                         The CDSC schedule for Table 1 Funds is higher (and the
                    period is longer) than the CDSC schedule (and period) for Table 2
                    Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund












                    ("outstanding Class B shares") for Class B shares of a Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         CLASS C SHARES. Class C shareholders may exchange their
                    Class C shares ("outstanding Class C shares") for Class C shares of another Ivy or Mackenzie Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon
                    redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

                         CLASS I SHARES. Class I shareholders may exchange their
                    Class I shares for Class I shares of another Ivy or Mackenzie
                    Fund on the basis of the relative net asset value per Class I share.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000 ($5,000,000 in the case of Class I of Ivy Global
          Fund).
                    No exchange out of a Fund (other than by a complete exchange of all the shares of the Fund) may be made if it would reduce the shareholder's interest in that Fund to less than $1,000

                    ($5,000,000 in the case of Class I of Ivy Global Fund).

                    Exchanges are available only in states where the exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of
                    receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such noticed is required by
                    SEC rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in












                    Class A shares of each Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least
          $50,000 in
                    Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of
                    Ivy Global Fund, Ivy Growth Fund, Ivy Growth with
          Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Bond Fund, Ivy Short-
                    Term Bond Fund, Ivy Bond Fund, Mackenzie National Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund, Mackenzie California Municipal
          Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee           no fee












                         Retirement Plan Annual Maintenance Fee    $10.00
          per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes the tax treatment of
                    certain tax-deferred retirement plans under current
          Federal













                    income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMI, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund that primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000












                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or governmental plan.
                    If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals,












                    and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-
                    ciary, if any, or rolled over into another IRA.
          Distributions
                    must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-
                    tions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-












                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and any participating employees.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "Retirement
                    Plans" in the Prospectus. Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under
                    "Initial Sales Charge Alternative -- Class A Shares" in the
                    Prospectus.  The special application for a 403(b)(7)
          Account is
                    available from Mackenzie Investment Management Inc.
          ("MIMI").












                         Distributions from the 403(b)(7) Account may be made only












                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
                    (3) uses the withdrawal to pay tax-deductible medical expenses;
                    (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolls over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of a Fund may
                    reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by
                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.













                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of a Fund.  See
          "Initial
                    Sales Charge Alternative -- Class A Shares" in the
          Prospectus.
                    The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It is also
                    applicable to current purchases of all of the funds in the Ivy
                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of Ivy Global Fund, Ivy Growth Fund, Ivy Growth with












                    Income Fund, Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy
                    Latin America Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund, Ivy International Fund, Ivy
          Bond Fund,
                    Ivy Short-Term Bond Fund, Ivy Canada Fund, Mackenzie
          National
                    Municipal Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    Florida Limited Term Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund and Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for Ivy Global
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
          Growth
                    Fund, Ivy International Fund, Ivy China Region Fund,
          Ivy Latin
                    America Strategy Fund, Ivy New Century Fund and Ivy Canada Fund;
                    $100,000 or more for International Bond Fund, Ivy Bond
          Fund,
                    Mackenzie National Municipal Fund, Mackenzie California Municipal
                    Fund and Mackenzie New York Municipal Fund; or $25,000 or more for Mackenzie Florida Limited Term Municipal Fund and Mackenzie
                    Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-
                    Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular
                    Fund's records.












                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder (except shareholders with accounts in Class I of Ivy Global Fund) may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him or her. To be eligible (with respect to Ivy Global Fund and
                    Ivy Canada Fund only), a shareholder must have at least $5,000 in the shareholder's account. A Withdrawal Plan may not be
                    established if the investor is currently participating in the
                    Automatic Investment Method. A Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under a Withdrawal Plan is a taxable event.
                    Investors contemplating participation in a Withdrawal Plan should consult their tax advisers.

                         Additional investments made by investors participating in a
                    Withdrawal Plan must equal at least $1,000 each while the












                    Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

                         An investor may terminate his or her participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate
                    automatically. The Trust or MIISC may terminate the Withdrawal
                    Plan option at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of each of Ivy China Region Fund, Ivy
          International
                    Fund, Ivy Latin America Strategy Fund and Ivy New
          Century Fund
                    may be purchased in connection with investment programs established by employee or other groups using systematic payroll
                    deductions or other systematic payment arrangements.
          The Trust
                    does not itself organize, offer or administer any such programs.
                    However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not
                    entitled to special tax benefits under the Code.  The
          Trust
                    reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing, Simplified
          Redemptions and
                    other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.













                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, The Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board, IMI (or MFC with respect to Ivy Canada Fund) places orders for the purchase and sale of each Fund's portfolio securities.
                    With respect to Ivy International Fund, Northern Cross Investments Limited ("Northern Cross," or the
          "Subadviser") also
                    places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the particular Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer.
                    The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from
                    dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI (or MFC for Ivy
                    Canada Fund and the Subadviser for Ivy International
          Fund)
                    attempts to deal directly with the principal market makers, except in those circumstances where IMI (or MFC for Ivy
          Canada
                    Fund and the Subadviser for Ivy International Fund) believes that a better price and execution are available elsewhere.

                         IMI (or MFC for Ivy Canada Fund and the Subadviser for Ivy
                    International Fund) selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on
                    the basis of quality, quantity, and the nature of the firms'
                    professional services. Commissions to be charged and the
                    rendering of investment services, including statistical,
                    research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI (or MFC for Ivy Canada Fund and the
          Subadviser for
                    Ivy International Fund) in servicing all of its accounts. In addition, not all of these services may be used by IMI
          (or MFC













                    for Ivy Canada Fund and the Subadviser for Ivy
          International
                    Fund) in connection with the services it provides to a particular
                    Fund or the Trust. IMI (or MFC for Ivy Canada Fund and the
                    Subadviser for Ivy International Fund) may consider sales of shares of a Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI (or MFC for Ivy Canada Fund and the Subadviser for
                    Ivy International Fund) will not, however, execute brokerage transactions other than at the best price and execution.

                         With respect to Ivy International Fund, when a security
                    proposed to be purchased or sold for the Fund is also to be purchased or sold at the same time for other accounts managed by the Subadviser, purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

                         During the fiscal years ended June 30, 1993 and 1994, during the six-month period ended December 31, 1994 and during the fiscal year ended December 31, 1995, Ivy Canada Fund paid
                    brokerage commissions of $24,925, $202,849, $98,390 and $79,464, respectively.


























                         During the period from October 23, 1993
          (commencement of
                    operations) to December 31, 1993, Ivy China Region Fund paid brokerage commissions of $43,919. During the fiscal years ended
                    December 31, 1994 and December 31, 1995, Ivy China
          Region Fund
                    paid brokerage commissions of $26,579 and $70,459, respectively.


                         During the fiscal years ended June 30, 1993 and 1994, during the six-month period ended December 31, 1994, and during the fiscal year ended December 31, 1995, Ivy Global Fund paid
                    brokerage commissions of $31,789, $58,828, $43,367 and $96,124, respectively.

                         During the fiscal years ended December 31, 1993, 1994 and
                    1995, Ivy International Fund paid brokerage commissions of
                    $98,756, $139,426 and $715,524, respectively.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994, Ivy Latin America Strategy Fund
                    and Ivy New Century Fund each paid brokerage commissions of
                    $5,491 and $2,611, respectively. During the fiscal year ended
                    December 31, 1995, Ivy Latin America Strategy Fund and
          Ivy New
                    Century Fund each paid brokerage commissions of $17,184 and
                    $15,236, respectively.

                         Each Fund, with the exception of Ivy Canada Fund and Ivy
                    Global Fund, may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each of these Funds will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI (and the Subadviser for Ivy International Fund)












                    deems to be a desirable investment for each the Fund.
          While no
                    minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of less than
                    $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may
                    discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted
                    securities in the manner and at the same time provided for valuing portfolio securities of each the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.




















                                        TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their













                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc.
          (1983-Present);
                    Age:  71                              Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);












                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                       Stanley Channick      Trustee      President, The
          Whitestone
                    11 Bala Avenue                        Corporation
          (insurance
                    Bala Cynwyd, PA 19004                 agency);
          President, Scott
                    Age:  71                              Management
          Company
                                                          (administrative
          services
                                                          for insurance
          companies);
                                                          President, The
          Channick
                                                          Group
          (consultants to
                                                          insurance
          companies and
                                                          national trade
                                                          associations);
          Trustee of
                                                          Ivy Fund
          (1984-1993);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1994-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice












                    322 Seventh Street                    President,
          Massengill-













                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age: 74                               (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                       Roy J. Glauber        Trustee      Mallinckrodt
          Professor of
                                                          Physics, Harvard
                    Age: 70                               University (since
          1974);
                                                          Trustee of Ivy
          Fund (1961-
                                                          1991); Trustee of
          Mackenzie
                                                          Series Trust
          (1994-
                                                          present).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                             President
          Investment
                    Boca Raton, FL  33432                 Management Inc.
                    Age: 49                               (1987-present);
          President
                    [*Deemed to be an                     and Director of
                    "interested person"                   Ivy Management,
          Inc. (1992-
                    of the Trust, as                      present);
          Chairman and
                    defined under the                     Director of
          Mackenzie Ivy
                    1940 Act.]                            Investor Services
          Corp.
                                                          (1993-present);
          Director












                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                    5th Floor                of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [*Deemed to be an
                    "interested person"
                    of the Trust, as












                    defined under the
                    1940 Act.]














                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee        President,
          Airspray
                    4701 North Federal Hwy.                 International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064                Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie












                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
























                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,
          Secretary/
                                                          Treasurer and
          Clerk of Ivy
                                                          Management, Inc.
          (1994-













                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,
          Secretary/
                                                          Treasurer and
          Clerk of Ivy
                                                          Management, Inc.
          (1989-
                                                          1994); Senior
          Vice
                                                          President,
          Secretary/
                                                          Treasurer of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Secretary/
                                                          Treasurer and
          Director of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994);
          Secretary/Treasurer
                                                          and Director of
          Mackenzie
                                                          Ivy Investor
          Services Corp.
                                                          (1993-present);
          Secretary/
                                                          Treasurer of The
          Mackenzie
                                                          Funds Inc.
          (1993-1995);

          Secretary/Treasurer of
                                                          Mackenzie Series
          Trust
                                                          (1994-present).
























                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

























































                                            COMPENSATION TABLE
                                                 IVY FUND
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)


          TOTAL
                                                 PENSION OR
          COMPENSA-
                                                 RETIREMENT
          TION FROM
                                                 BENEFITS   ESTIMATED
          TRUST AND
                                      AGGREGATE  ACCRUED AS ANNUAL
          FUND COM-
                                      COMPENSA-  PART OF    BENEFITS
          PLEX PAID
                    NAME,             TION       FUND       UPON
          TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES












                    John S.           7,112      N/A        N/A
          8,000
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          8,000
                     Broyhill
                    (Trustee)

                    Stanley             -0-      N/A        N/A
          8,000
                      Channick[*]
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          8,000
                     DeFriece, Jr.
                    (Trustee)

                    Roy J.              -0-      N/A        N/A
          8,000
                      Glauber[*]
                    (Trustee)

                    Michael G.          -0-      N/A        N/A
          -0-
                     Landry
                    (Trustee and
                     President)

                    Michael R.          -0-      N/A        N/A
          -0-
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          8,000
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)


























                    J. Brendan        7,112      N/A        N/A
          8,000
                     Swan
                     (Trustee)

                    Keith J.            -0-      N/A        N/A
          -0-
                     Carlson
                    (Vice President)

                    C. William          -0-      N/A        N/A
          -0-
                     Ferris
                     (Secretary/Treasurer)

                    [*] Appointed as a Trustee of the Trust at a meeting of the
                         Board of Trustees held on February 6, 1996.

                         As of February 26, 1996, the Officers and Trustees of the
                    Trust as a group owned beneficially or of record none of the outstanding Class A, Class B, Class C or Class I shares of any of the Funds.


























































                                 INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         IMI currently provides business management and investment
                    advisory services to each Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement") (except for
                    Ivy Canada Fund, for which IMI provides only business management services pursuant to a Business Management Agreement).
          The
                    Agreement was approved by the sole shareholder of Ivy
          China
                    Region Fund on October 23, 1993, by the shareholders of Ivy
                    International Fund on December 30, 1991 and by the respective sole shareholder of Ivy Latin America Strategy Fund and Ivy New
                    Century Fund on October 28, 1994. Prior to the approval by the respective shareholders or sole shareholder of each Fund (except for Ivy Canada Fund and Ivy Global Fund), the Agreement was













                    approved on August 23, 1993 with respect to Ivy China
          Region
                    Fund, October 28, 1991 with respect to Ivy
          International Fund and
                    September 17, 1994 with respect to Ivy Latin America
          Strategy
                    Fund and Ivy New Century Fund by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see
                    "Distribution Services") or in any related agreement
          (the
                    "Independent Trustees").

                         Until January 31, 1995 MIMI served as the investment adviser to Ivy Global Fund and as investment manager to Ivy Canada Fund, which Funds were each a series of The Mackenzie Funds Inc. (the
                    "Company") until January 31, 1995.  On January 31,
          1995, MIMI's
                    interest in the Agreement (with respect to Ivy Global
          Fund) and
                    in the Management Agreement (with respect to Ivy Canada
          Fund) was
                    assigned by MIMI to IMI, which is a wholly owned subsidiary of
                    MIMI. The provisions of the Agreement and the Management
                    Agreement remain unchanged by IMI's succession to MIMI thereunder. The Agreement (with respect to Ivy Global
          Fund) and
                    the Management Agreement (with respect to Ivy Canada
          Fund) was
                    initially approved with respect to the Funds on September 29,
                    1994 by the Board including a majority of the Independent
                    Trustees. The Agreement was approved by the sole shareholder of each the Fund on January 27, 1995. MIMI is a subsidiary of MFC,
                    150 Bloor Street West, Toronto, Ontario, Canada, a public
                    corporation organized under the laws of Ontario whose shares are listed for trading on The TSE. MFC is registered in Ontario as a mutual fund dealer. IMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act (other than the Funds and other than as investment manager to Ivy Canada Fund):  Ivy Growth Fund, Ivy
          Emerging
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    International Bond Fund, Ivy Short-Term Bond Fund and Ivy Money
                    Market Fund. The Trust has contracted with MFC to act as
                    investment adviser to Ivy Canada Fund pursuant to an Investment
                    Advisory Agreement (the "Advisory Agreement").  The
          Advisory
                    Agreement between Ivy Canada Fund and MFC was approved on












                    September 29, 1994 by the Board, including a majority of the
                    Independent Trustees, and was approved on January 27, 1995 by the sole shareholder of Ivy Canada Fund.

                         The Agreement obligates IMI to make investments for the
                    accounts of each Fund (except Ivy Canada Fund) in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the
          Board.  IMI
                    also determines the securities to be purchased or sold by these
                    Funds and places orders with brokers or dealers who deal in such securities. The Advisory Agreement obligates MFC to make
                    investments for the account of Ivy Canada Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus with respect to Ivy
                    Canada Fund, the 1940 Act and the provisions of the Code,
                    relating to regulated investment companies, subject to policy decisions adopted by the Board. MFC also determines the
                    securities to be purchased or sold by Ivy Canada Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement (the Management Agreement with respect to Ivy Canada Fund), IMI also provides certain business management services. IMI is obligated to (1)
          coordinate with
                    each Fund's Custodian and monitor the services it provides to that Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the particular Fund's needs;
                    (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the particular
          Fund or by
                    IMI acting in some other capacity pursuant to a separate
                    agreement or arrangements with the Fund; (5) maintain or
                    supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. Pursuant to the
                    Management Agreement, IMI is also responsible for reviewing the activities of MFC to insure that Ivy Canada Fund is operated in compliance with that Fund's investment objectives and policies and with the 1940 Act.

                         Ivy Global Fund pays IMI a monthly fee for providing
                    business management and investment advisory services at an annual rate of 1.00% of the first $500 million of its average daily net assets, reduced to 0.75% on average daily net assets over $500 million.  Each of the other Funds (except Ivy Canada
          Fund) pays












                    IMI a monthly fee for providing business management and investment advisory serves at an annual rate of 1.00%
          of each the
                    Fund's average daily net assets.  Ivy Canada Fund pays
          IMI a
                    monthly fee for providing business management services at an annual rate of 0.50% of its average daily net assets.

                         For advisory services, Ivy Canada Fund pays MFC a monthly
                    fee at an annual rate of 0.35% of the average daily net assets of the Fund. For the fiscal years ended June 30, 1993 and 1994, for the six-month period ended December 31, 1994 and for the fiscal year ended December 31, 1995, Ivy Canada Fund paid MFC fees of
                    $47,671, $120,495, $54,763 and $67,229,
          respectively.

                         For the period from October 23, 1993 (commencement
          of
                    operations) to December 31, 1993 and during the fiscal
          years
                    ended December 31, 1994 and 1995, Ivy China Region Fund paid IMI
                    $10,340, $193,875 and $200,605, respectively (of which
          IMI
                    reimbursed $0, $1,036 and $0, respectively, pursuant to required expense limitations and of which IMI reimbursed $2,907, $106,631 and $106,085, respectively, pursuant to voluntary expense
                    limitations).

                         During the fiscal years ended June 30, 1993 and 1994 and
                    during the six-month period ended December 31, 1994, MIMI, as investment manager to Ivy Canada Fund and as investment adviser to Ivy Global Fund, when each was a series of the Company, received fees of $68,102, $172,136 and $78,234,
          respectively,
                    from Ivy Canada Fund and $104,015, $155,540 and
          $107,966,
                    respectively, (of which MIMI reimbursed $581, $0 and $0,
                    respectively, pursuant to required expense limitations and of which MIMI reimbursed $83,214, $34,779 and $15,264,
          respectively,
                    pursuant to voluntary expense limitations) from Ivy Global Fund.
                    During the fiscal year ended December 31, 1995, IMI received fees of $96,041 from Ivy Canada Fund (of which IMI reimbursed $63,466 pursuant to required expense limitations) and $239,963 from Ivy
                    Global Fund (of which IMI reimbursed $62,242 pursuant to
                    voluntary expense limitations).














                         For the fiscal years ended December 31, 1993, 1994 and 1995,
                    Ivy International Fund paid IMI fees of $1,302,526,
          $2,217,950
                    and $3,948,456, respectively.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, Ivy Latin America Strategy Fund paid IMI fees of $1,006 and $95,380, respectively (of which IMI reimbursed IMI reimbursed $13,333 and $93,340,, respectively, pursuant to required expense limitations and of which IMI reimbursed $523 and
                    $2,040, respectively, pursuant to voluntary expense limitations)
                    and Ivy New Century Fund paid IMI fees of $912 and
          $91,226,
                    respectively (of which IMI reimbursed $16,415 and $87,348, respectively, pursuant to required expense limitations and of which IMI reimbursed $512 and $3,878, respectively, pursuant to voluntary expense limitations).












                         Under the Agreement (or the Management Agreement and the
                    Advisory Agreement with respect to Ivy Canada Fund), the Trust pays the following expenses: (1) the fees and expenses of the
                    Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees,













                    including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5)
                    brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with
                    various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the
                    Trust's Custodian and Transfer Agent and any related services;
                    (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of
                    preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

                         The Agreement provides that if a Fund's total
          expenses in
                    any fiscal year (other than interest, taxes,
          distribution
                    expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any
          extraor-
                    dinary expenses including, without limitation,
          litigation and
                    indemnification expenses) exceed the permissible limits
          appli-
                    cable to that Fund in any state in which its shares are
          then
                    qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense
          limitation
                    provision limits each Fund's annual expenses to 2.5% of the first
                    $30 million of its average daily net assets, 2.0% of the next $70 million and 1.5% of its average daily net assets over
          $100
                    million.












                         IMI currently limits each of Ivy China Region, Ivy
          Latin
                    America Strategy and Ivy New Century Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the
                    particular Fund's average daily net assets. As long as a Fund's expense limitation continues, it may lower that Fund's expenses and increase its yield. Each the Fund's expense limitation may be terminated or revised at any time, at which time that Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund. In addition, IMI may voluntarily reimburse Ivy Global Fund's expenses.

                         On August 25-26, 1995, the Board, including a majority of
                    the Independent Trustees, last approved the continuance of the
                    Agreement with respect to Ivy China Region Fund, Ivy Global Fund and Ivy International Fund. On August 25-26, 1995, the Trustees
                    of the Trust, including a majority of the Independent Trustees,












                    voted to approve the Management Agreement for Ivy
          Canada Fund.
                    The initial term of the Agreement between IMI and each of Ivy
                    Latin America Strategy Fund and Ivy New Century Fund, which commenced on October 30, 1994, will run for a period of two years from the date of commencement.  Each Agreement (or
          Management
                    Agreement with respect to Ivy Canada Fund) will continue in effect with respect to each Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securi-
                    ties (as defined in the 1940 Act) of the particular Fund or (b)
                    by the vote of a majority of the entire Board. If the question of continuance of the Agreements (or adoption of any new agree-
                    ment) is presented to shareholders, continuance (or adoption)
                    shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the particular
                    Fund.  See "Capitalization and Voting Rights."

                         Each Agreement (or Management Agreement with respect to Ivy
                    Canada Fund) may be terminated with respect to a particular Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the
                    outstanding voting securities of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                         SUBADVISORY CONTRACT -  IVY INTERNATIONAL FUND.
          The Trust
                    and IMI, on behalf of Ivy International Fund, have entered into a subadvisory contract with an independent investment adviser (the
                    "Subadvisory Contract") under which the subadviser develops, recommends and implements an investment program and strategy for the Fund's portfolio and is responsible for making all portfolio security and brokerage decisions, subject to the supervision of
                    IMI and, ultimately, the Board. Fees payable under the Subadvisory Contract accrue daily and are paid quarterly by IMI.
                    Effective April 1, 1993, Northern Cross serves as subadviser for
                    Ivy International Fund's portfolio pursuant to the Subadvisory
                    Contract.  As compensation for its services, Northern
          Cross is
                    paid a fee by IMI at the annual rate of 0.60% of Ivy International Fund's average net assets. As compensation for
                    advisory services rendered for the period from April 1, 1993 to
                    December 31, 1993 and for the fiscal years ended
          December 31,
                    1994 and 1995, IMI paid Northern Cross $617,520, $1,330,770 and
                    $_______, respectively. Northern Cross, wholly-owned and
                    operated by Hakan Castegren, is the successor to the investment advisory functions of Boston Overseas Investors, Inc.
          ("BOI"),
                    which also was wholly-owned and operated by Hakan
          Castegren.
                    Boston Investor Services, Inc., the successor to the administrative and research functions of BOI, provides administrative and research services to Northern
          Cross.

                         BOI served as subadviser for Ivy International
          Fund's












                    portfolio from July 1, 1990 until March 31, 1993.
          Under its
                    subadvisory contract, IMI paid BOI a fee at an annual rate of













                    0.60% of the Fund's average net assets. As compensation for advisory services rendered for the three-month period ended
                    March 31, 1993, IMI paid BOI $163,879.

                         Any amendment to the current Subadvisory Contract requires approval by votes of (a) a majority of the outstanding voting securities of Ivy International Fund affected thereby and (b) a majority of the Trustees who are not interested persons of the
                    Trust or of any other party to such Contract.  The
          Subadvisory
                    Contract terminates automatically in the event of its assignment
                    (as defined in the 1940 Act) or upon termination of the Agreement. Also, the Subadvisory Contract may be
          terminated by
                    not more than 60 days' nor less than 30 days' written notice by either the Trust or IMI or upon not less than 120 days' notice by the Subadviser.  The Subadvisory Contract provides that
          IMI or
                    the Subadviser shall not be liable to the Trust, to any shareholder of the Trust, or to any other person, except for loss
                    resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                         The Subadvisory Contract will continue in effect (subject to provisions for earlier termination as described above) only if such continuance is approved at least annually (a) by a majority of the Trustees who are not interested persons of the Trust or of any other party to the Contract and (b) by either (i) a majority of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of any Fund affected
                    thereby. On September 17, 1994, the Board, including a majority of the Independent Trustees, last approved the continuance of the
                    Subadvisory Contract.













                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Funds' shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October
                    23, 1991, as amended from time to time (the
          "Distribution
                    Agreement"). MIFDI distributes shares of the Funds through broker-dealers who are members of the National
          Association of
                    Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the Funds on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. MIFDI is not obligated
                    to sell any specific amount of Fund shares.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Funds' then-current prospectus, and the net asset value on which such price is based. Out of that commission,
                    MIFDI may reallow to dealers such concession as MIFDI may
                    determine from time to time. In addition, MIFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the
          Prospectus.













                    MIFDI may reallow all or a portion of the CDSC to dealers as
                    MIFDI may determine from time to time.

                         Under the Distribution Agreement, each Fund bears, among
                    other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         During the fiscal year ended June 30, 1993 and the three
                    months ended September 30, 1993, MIMI, which at that time was Ivy
                    Canada Fund's distributor, received from sales of Class
          A[1:
                    Shares of Ivy Canada Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.] shares of Ivy Canada Fund
                    $395,698 and $332,241, respectively, in sales commissions, of which $59,871 and $52,414, respectively, was retained after dealers' reallowances.  During the nine months ended
          June 30,
                    1994, the six-month period ended December 31, 1994 and the fiscal year ended December 31, 1995, MIFDI received commissions of
                    $386,239, $44,748 and $_________, respectively, from
          sales of
                    Class A shares of the Fund, of which $62,036, $7,074 and
                    $_________, respectively, was retained after dealers' reallowances. During the period April 1, 1994
          (commencement of
                    sales of Class B shares) to June 30, 1994 and the six-month period ended December 31, 1994 and the fiscal year ended December
                    31, 1995, MIFDI received $574 and $_______,
          respectively, in
                    CDSCs on redemptions of Class B shares of Ivy Canada
          Fund.

                         During the period from October 23, 1993
          (commencement of
                    operations) to December 31, 1993 and during the fiscal years ended December 31, 1994 and December 31, 1995, MIFDI received from sales of Class A shares of Ivy China Region Fund $215,030,
                    $328,530 and $_______, respectively, in sales commissions, of which $33,451, $52,347 and $________, respectively, was
          retained
                    after dealers' re-allowances. During the period from October 23,
                    1993 (commencement of operations) to December 31, 1993,
          MIFDI
                    received no CDSCs on Class B shares of Ivy China Region
          Fund.
                    During the fiscal years ended December 31, 1994 and December 31,
                    1995, MIFDI received $17,290 and $_____, respectively, in CDSCs on redemptions of Class B shares of the Fund.

                         During the fiscal years ended June 30, 1993 and the three
                    month period ended September 30, 1993, MIMI, which at that time was Ivy Global Fund's distributor, received from sales of Class A
                    1[Shares of Ivy Global Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.] shares of Ivy Global Fund
                    $192,128 and $57,279, respectively, in sales commissions, of which $35,500 and $8,869, respectively, was retained after dealers' reallowances.  During the nine months ended
          June 30,
                    1994, the six-month period ended December 31, 1994 and the fiscal year ended December 31, 1995, MIFDI received commissions of












                    $166,539, $96,349 and $________, respectively, from
          sales of












                    Class A shares of the Fund, of which $25,240, $16,508 and
                    $______, respectively, was retained after dealers' reallowances.
                    During the period April 1, 1994 (commencement of sales of Class B shares) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, MIFDI received $0 and $_______, respectively, in CDSCs on redemptions of Class B shares of Ivy Global
          Fund.

                         During the period from January 1, 1993 to September 30,
                    1993, MIMI, which at that time was Ivy International
          Fund's
                    distributor, received from sales of Class A shares of the Fund
                    $262,908 in sales commissions, of which $41,306 was retained after dealers' re-allowances. During the period from October 1,
                    1993 to December 31, 1993, MIFDI received from sales of Class A shares of Ivy International Fund $215,623 in sales commissions, of which $33,877 was retained after dealers' re-allowances.
                    During the fiscal years ended December 31, 1994 and December 31,
                    1995, MIFDI received from sales of Class A shares of Ivy
                    International Fund $788,610 and $_______, respectively, in sales commissions, of which $124,786 and $________, respectively, was retained after dealers' re-allowances. During the period from
                    January 1, 1993 to September 30, 1993, and from October 1, 1993 to December 31, 1993, MIMI and MIFDI, respectively, received no
                    CDSCs upon certain redemptions of Class A shares of Ivy International Fund. During the period from October 23,
          1993 (the
                    date on which Class B shares of Ivy International Fund were first offered for sale to the public) to December 31, 1993, MIFDI received $439 in CDSCs paid upon certain redemptions of Class B shares of Ivy International Fund. During the fiscal years ended












                    December 31, 1994 and December 31, 1995, MIFDI received $23,381 and $________, respectively, in CDSCs paid upon certain redemptions of Class B shares of Ivy International
          Fund.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, MIFDI received from sales of Class A shares of
                    Ivy Latin America Strategy Fund $7,492 and $_______, respectively, in sales commissions, of which $1,071 and $________, respectively, was retained after dealers re-allowances. During the period from November 1, 1994 (commencement of operations) to December 31, 1994,
          MIFDI received
                    no CDSCs on redemptions of Class B shares of Ivy Latin
          America
                    Strategy Fund.  During the fiscal year ended December
          31, 1995,
                    MIFDI received $________ in CDSCs on redemptions of Class B shares of the Fund.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, MIFDI received from sales of Class A Shares of
                    Ivy New Century Fund $5,766 and $______, respectively, in sales commissions, of which $865 and $_______, respectively, was retained after dealer re-allowances. During the period from
                    November 1, 1994 (commencement of operations) to
          December 31,
                    1994, MIFDI received no CDSCs on redemptions of Class B Shares of
























                    Ivy New Century Fund. During the fiscal year ended December 31,
                    1995, MIFDI received $_________ in CDSCs on redemptions of Class
                    B shares of the Fund.

                         Since the inception date for Class C shares of each Fund is
                    April 30, 1996, no payments were made in connection with the sale of Class C shares with respect to any Fund during the relevant time periods.

                         Each Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. Each Distribution Agreement may be terminated with respect to a particular Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the particular
                    Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI. Each Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in
                    accordance with a written plan approved by the investment
                    company's board of directors/trustees and filed with the SEC. At a meeting held on December 1-2, 1995, the Board adopted a multi-












                    class plan (the "Rule 18f-3 plan") on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows:
          (i) shares
                    of each class of a Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend,
                    liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
          (ii) subject
                    to certain limitations described in the Prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and (iii) a Fund's
                    Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on
                    behalf of each Fund, in accordance with Rule 12b-1 under the 1940
                    Act, separate distribution plans pertaining to the Funds'
                    Class A, Class B and Class C shares (each, a "Plan").
          In
                    adopting each Plan, a majority of the Independent Trustees have concluded in conformity with the requirements of the 1940 Act that there is a reasonable likelihood that each Plan will benefit each respective Fund and its shareholders.  The
          Trustees of the
                    Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of a Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under each Plan, each Fund pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares,
                    Class B shares or Class C shares, as the case may be.
          The
                    services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.
          Pursuant to
                    each Plans, service fee payments made out of or charged against the assets attributable to a Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of that class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
                    Class A Plan (other than the Class A Plan for Ivy
          Canada Fund)
                    does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Funds' Class B Plan and Class C Plans, each Fund also pays MIFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Ivy Canada
                    Fund also pays MIFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.15% of the average daily assets attributable to its Class A shares. MIFDI may reallow to dealers all or a portion of the service and distribution fees as MIFDI may determine from time to time. The distribution fee compensates MIFDI for expenses incurred in connection with
                    activities primarily intended to result in the sale of the Funds'
                    Class B or Class C shares (and Class A shares, in the case of Ivy
                    Canada Fund), including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.  Pursuant to each Class B and Class C Plan
          (and Ivy
                    Canada Fund's Class A Plan), MIFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the
                    Plan and the purposes for which such expenditures were made;
                    (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the
                    Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding
                    shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not
                    "interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not
                    "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid (to MIMI, in the case of Ivy
                    Canada Fund) by a Fund.  MIFDI also may make payments
          (such as
                    the service fee payments described above) to unaffiliated broker-
                    dealers for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum
                    holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.














                         During the period from October 1, 1993 to June 30,
          1994,
                    during the six-month period ended December 31, 1994 and during the fiscal year ended December 31, 1995, Ivy Canada
          Fund paid
                    MIFDI $92,079, $61,133 and $73,233, respectively,
          pursuant to its
                    Class A plan. During the period from April 1, 1994 (the date on which Class B shares of Ivy Canada Fund were first offered to the public) to June 30, 1994, during the six-month period ended
                    December 31, 1994 and during the fiscal year ended December 31,
                    1995, Ivy Canada Fund paid MIFDI $312, $2,953 and
          $8,964,
                    respectively, pursuant to its the Class B plan.

                         For the period from October 23, 1993 (commencement of
                    operations) to December 31, 1993 and during the fiscal years ended December 31, 1994 and December 31, 1995, Ivy China Region
                    Fund paid MIFDI $1,844, $31,640 and $32,647,
          respectively,
                    pursuant to its Class A Plan. For the period from October 23,
                    1993 (commencement of operations) to December 31, 1993 and during the fiscal years ended December 31, 1994 and December 31, 1995,
                    Ivy China Region Fund paid MIFDI $2,962, $67,315 and
          $70,020,
                    respectively, pursuant to its Class B Plan.

                         During the period from October 1, 1993 to June 30,
          1994,
                    during the six-month period ended December 31, 1994 and during the fiscal year ended December 31, 1995, Ivy Global
          Fund paid
                    MIFDI $30,665, $24,936 and $50,833, respectively,
          pursuant to its
                    Class A plan. During the period from April 1, 1994 (the date on which Class B shares of Ivy Global Fund were first offered to the public) to June 30, 1994, during the six-month period ended























                    December 31, 1994 and during the fiscal year ended December 31,
                    1995, the Fund paid MIFDI $434, $8,224 and $36,632,
          respectively,
                    pursuant to its Class B plan.

                         For the period from January 1, 1993 to September 30, 1993,
                    Ivy International Fund paid MIMI $22,673 pursuant to its Class A
                    Plan. For the period from October 1, 1993 to December 31, 1993, the Fund paid MIFDI $9,196 pursuant to its Class A Plan. For the fiscal years ended December 31, 1994 and December 31, 1995, Ivy
                    International Fund paid MIFDI $168,356 and $281,215, respectively, pursuant to its Class A Plan. For the period from
                    October 23, 1993 (the date on which Class B shares of
          Ivy
                    International Fund were first offered for sale to the public) to
                    December 31, 1993, the Fund paid MIFDI $2,339 pursuant to its
                    Class B Plan.  For the fiscal years ended December 31,
          1994 and
                    December 31, 1995, the Fund paid MIFDI $175,505 and
          $474,670,
                    respectively, pursuant to its Class B Plan.

                         Since the inception date for Class C shares of each Fund is
                    April 30, 1996, no payments were made pursuant to the Funds'
                    Class C Plan during the relevant time periods.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, Ivy Latin America Strategy Fund paid
          MIFDI
                    $208 and $2,637, respectively, pursuant to its Class A plan.












                    During the period from November 1, 1994 (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, the Fund paid MIFDI $157 and $3,855, respectively, pursuant to its Class B plan.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994 and during the fiscal year ended
                    December 31, 1995, Ivy New Century Fund paid MIFDI $196 and
                    $3,888, respectively, pursuant to its Class A plan.
          During the
                    period from November 1, 1994 (commencement of operations) to
                    December 31, 1994 and during the fiscal year ended December 31,
                    1995, the Fund paid MIFDI $124 and $4,160, respectively, pursuant to its Class B plan.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Canada Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Canada Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;























                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    China Region Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    China Region Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Global Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales













                    personnel,$_____; seminars and meetings, $_____; travel and entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Global Fund: advertising, $_____; printing and mailing of
                    prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    International Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental,












                    $_____.

                         During the fiscal year ended December 31, 1995, MIFDI













                    expended the following amounts in marketing Class B shares of Ivy
                    International Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    Latin America Strategy Fund:  advertising, $_____;
          printing and
                    mailing of prospectuses to persons other than current shareholders, $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings,
                    $_____; travel and entertainment, $_____; general and administrative, $_____; telephone, $_____; and
          occupancy and
                    equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    Latin America Strategy Fund:  advertising, $_____;
          printing and
                    mailing of prospectuses to persons other than current shareholders, $_____; compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings,
                    $_____; travel and entertainment, $_____; general and administrative, $_____; telephone, $_____; and
          occupancy and
                    equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class A shares of Ivy
                    New Century Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales













                    personnel,$_____; seminars and meetings, $_____; travel and entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         During the fiscal year ended December 31, 1995, MIFDI
                    expended the following amounts in marketing Class B shares of Ivy
                    New Century Fund: advertising, $_____; printing and mailing of prospectuses to persons other than current shareholders, $_____;
                    compensation to dealers, $_____; compensation to sales personnel,$_____; seminars and meetings, $_____; travel
          and
                    entertainment, $_____; general and administrative,
          $_____;
                    telephone, $_____; and occupancy and equipment rental, $_____.

                         Since the inception date for Class C shares of each Fund is
                    April 30, 1996, no payments were made in marketing Class C shares of any Fund during the relevant time period.

                         Each Plan may be amended at any time with respect to the
                    class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the particular Fund to which the Plan relates at any time, without payment of any penalty, by vote of a
                    majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
                    40 Water Street, Boston, Massachusetts 02109 (the "Custodian"),
                    has been retained to act as the Trust's Custodian for assets of each Fund held in the United States. Under the Custodian
                    Agreement, Brown Brothers also provides certain financial
                    services for Ivy International Fund, including bookkeeping, computation of daily net asset value, maintenance of income, expense and brokerage records, and provision of all information required by the Trust in order to satisfy its reporting and filing requirements. Rules adopted under the 1940 Act permit the
                    Trust to maintain its foreign securities (Canadian securities, with respect to Ivy Canada Fund) and cash in the custody of certain eligible foreign banks and securities depositories (and certain eligible Canadian banks and securities depositories, with respect to Ivy Canada Fund). Pursuant to those rules, Brown
                    Brothers has entered into subcustodial agreements for the holding of each Fund's foreign securities (and for the holding of Ivy
                    Canada Fund's non-Canadian foreign securities).
          Similarly,
                    pursuant to those rules, Ivy Canada Fund's portfolio securities and cash, when invested in Canadian securities, will be held by its Sub-custodian, The Bank of Nova Scotia. With respect to each
                    Fund, except for Ivy Canada Fund, Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Funds.
                    As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of a Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to
          $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million.

                         For the fiscal years ended June 30, 1993 and 1994, for the six-month period ended December 31, 1994 and for the fiscal year ended December 31, 1995, Ivy Canada Fund paid MIMI
          $32,742,
                    $32,492, $16,442 and $32,399, respectively, under the
          agreement..
                    During the period from October 23, 1993 (commencement of
                    operations) to December 31, 1993 and during the fiscal years ended December 31, 1994 and 1995, Ivy China Region Fund paid MIMI
                    $2,513, $32,137 and $32,653, respectively, under the agreement.
                    For the fiscal years ended June 30, 1993 and 1994, for the six-
                    month period ended December 31, 1994 and for the fiscal year ended December 31, 1995, Ivy Global Fund paid MIMI
          $25,612 and
                    $31,448,  $15,957 and $32,982, respectively, under the
          agreement.
                    The payments to MIMI from Ivy International Fund amounted to
                    $48,788 for the nine months ended December 31, 1994.
          Prior to
                    April 1, 1994, the Fund utilized an unrelated entity for fund accounting and pricing services. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $88,790.
          For the
                    fiscal year ended December 31, 1995, Ivy International Fund paid
                    MIMI $91,612 under the agreement. During the period from
                    November 1, 1994 (commencement of operations) to
          December 31,
                    1994 and during the fiscal year ended December 31, 1995, Ivy
                    Latin America Strategy Fund paid MIMI $2,505 and
          $15,094,
                    respectively, under the agreement. During the period from
                    November 1, 1994 (commencement of operations) to
          December 31,
                    1994 and during the fiscal year ended December 31, 1995, Ivy New
                    Century Fund paid MIMI $2,505 and $15,112, respectively, under the agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT













                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Each Fund (except for Ivy
                    International Fund with respect to its Class I shares
          only) pays
                    a monthly fee at an annual rate of $20.00 per open account. Ivy
                    International Fund pays $10.25 per open account for Class I. In addition, each Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses.
                    Such fees and expenses for the fiscal year ended
          December 31,
                    1995 for Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund,
                    Ivy International Fund, Ivy Latin America Strategy Fund and Ivy
                    New Century Fund totalled $181,036, $113,884, $88,419,
          $590,068,
                    $7,376 and $7,918, respectively.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to each Fund.
          As
                    compensation for these services, each Fund (except for Ivy












                    International Fund with respect to its Class I shares
          only) pays
                    MIMI a monthly fee at the annual rate of .10% of that Fund's average daily net assets.  Ivy International Fund pays
          MIMI a
                    monthly fee at the annual rate of .01% of its average daily net assets for Class I. Such fees for the fiscal year ended December
                    31, 1995 for Ivy Canada Fund, Ivy China Region Fund, Ivy Global
                    Fund, Ivy International Fund, Ivy Latin America Strategy Fund and
                    Ivy New Century Fund totalled $19,208, $20,061,
          $23,996,
                    $387,795,  $1,434 and $1,971, respectively.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         Ivy Canada Fund results from a reorganization of Mackenzie
                    Canada Fund, a series of the Company, which reorganization was approved by shareholders on January 27, 1995.  Ivy
          Global Fund
                    results from a reorganization of Mackenzie Global Fund, which reorganization was approved by shareholders on January 27, 1995.
                    The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-
                    assessable, redeemable and fully transferable. No class of shares of a Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the













                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A, B and C for Ivy Global Fund, Ivy Growth Fund, Ivy Emerging Growth
                    Fund, Ivy Growth with Income Fund, Ivy Money Market
          Fund, Ivy
                    China Region Fund, Ivy Latin America Strategy Fund, Ivy
          New
                    Century Fund, Ivy International Fund, Ivy Canada Fund, Ivy Bond
                    Fund and Ivy International Bond Fund, as well as Class A, B and I for Ivy Short-Term Bond Fund, Class I for Ivy International Fund
                    and Ivy Bond Fund, and Class D for Ivy Growth with Income Fund.
                    [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Trustees of the
                    Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios (other than Ivy Short-Term Bond Fund) and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--
                    Class D," which establishment and redesignation, respectively, are to become effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's
                    Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
                    On matters affecting only one Fund, only the shareholders of that
                    Fund are entitled to vote. All classes of shares of a Fund will vote together, except with respect to the distribution plan applicable to that Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters
                    relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the
                    Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the
                    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust)
                    present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the
                    Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of January 31, 1996, no
                    shareholder owned beneficially or of record 5% or more of any
                    Fund's outstanding Class A, Class B, Class C or Class I shares, except that of the outstanding Class A shares of Ivy Canada Fund,
                    Jupiter & Co., P.O. Box 1537 Top 57, Boston,
          Massachusetts 02205,
                    owned of record 486,290.085 shares (22.99%); and except that of the outstanding Class A shares of Ivy International Fund, Charles
                    Schwab & Co., Inc., 101 Montgomery Street, San
          Francisco,
                    California 94104 owned of record 6,663,138.196 shares (39.29%);
                    and that of the outstanding Class A shares of Ivy Latin America
                    Strategy Fund, Merrill Lynch Pierce Fenner & Smith,
          4800 Deer
                    Lake Drive East, 3rd Floor, Jacksonville, Florida 32246, owned of record 32,821.000 shares (10.83%); and except that of
          the
                    outstanding Class A shares of Ivy New Century Fund, C.
          and M.
                    Brount, 3312 Lake Knoll Drive, Northbrook, Illinois 60062 owned of record 25,014.119 shares (6.09%) and J. and L. Paradinovich,
                    8490 Old Loomis Road, Franklin, Wisconsin 53132, owned of record
                    22,183.053 shares (5.40%); and except that of the
          outstanding
                    Class B shares of Ivy Canada Fund, Merrill Lynch Pierce Fenner &
                    Smith, 4800 Deer Lake Drive East, 3rd Floor,
          Jacksonville,
                    Florida 32246, owned of record 14,980.000 shares
          (13.96%), and
                    NFSC FEBO (custodian) FBO R. Brown, 2345 Roxburgh Drive, Roswell,
                    Georgia 30076, owned of record 7,891.946 shares (7.35%); and that of the outstanding Class B shares of Ivy International
          Fund,
                    Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East,
                    3rd Floor, Jacksonville, Florida 32246, owned of record 335,652.00 shares (11.94%); and except that of the outstanding
                    Class B shares of Ivy Latin America Strategy Fund, IBT (custodian) FBO G. Pattyson, P.O. Box 11, Terrace Bay,
          Ontario,
                    Canada POT 2W0, owned of record 10,000.00 shares
          (9.44%), and
                    Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box
                    2052, Jersey City, New Jersey 07303, owned of record
          7,062.147
                    shares (6.66%); and except that of the outstanding Class B shares of Ivy New Century Fund, Merrill Lynch Pierce Fenner &
          Smith,
                    4800 Deer Lake Drive East, 3rd Floor, Jacksonville,
          Florida
                    32246, owned of record 29,351.000 shares (20.06%), and
          S. and S.
                    Parks, 407 Peachtree Club Drive, Peachtree City, Georgia 30269,
                    owned of record 23,045.588 shares (15.75%); and except that of the outstanding Class I shares of Ivy International Fund, Vernat
                    Company, P.O. Box 800, Brattleboro, Vermont 05302, owned of record 192,575.376 shares (35.60%), BankAmerica State
          Trust
                    Company (custodian) FBO Klukwan Inc., P.O. Box 32077,
          Juneau,
                    Alaska 99803 owned of record 181,080.463 shares
          (33.48%), and
                    National City Bank Indiana (trustee) FBO Mechanics
          Laundry &
                    Supply, Inc. Employees Pension Plan, P.O. Box 94777, Cleveland,
                    Ohio 44101, owned of record 28,987.004 shares
          (5.36%).

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of a Fund is called the net asset value per share. The net asset value per share of a Fund is computed by dividing the value of the assets of that Fund, less its liabilities, by the number of shares of the particular Fund outstanding.
          For
                    purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board.
                    Money market instruments of a Fund are valued at market value,












                    except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         A Fund's liabilities are allocated between its Classes. The total of such liabilities allocated to a Class plus that Class's distribution fee and any other expenses specially allocated to that Class are then deducted from the Class's proportionate interest in that Fund's assets, and the resulting amount for each
                    Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange (normally 4:00 p.m., eastern time), every Monday through
                    Friday (exclusive of national business holidays).  The
          Trust's
                    offices will be closed, and net asset value will not be calculated, on the following national business holidays:  New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Funds'
                    Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.














                         When a Fund writes an option, an amount equal to the premium received by that Fund is included in that Fund's
          Statement of
                    Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently
                    marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by a Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of that Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If a Fund exercises a call option which it has
                    purchased, the cost of the security which that Fund purchased upon exercise will be increased by the premium originally paid.

                         The sale of shares of a Fund will be suspended during any
                    period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the particular Fund to do so.
























                                            PORTFOLIO TURNOVER

                         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, a Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by that Fund of dealer markup or underwriting
                    commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by
                    dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the
                    Fund during that year. For purposes of determining a Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.
          The
                    annual portfolio turnover rates for the Funds are provided in the
                    Prospectus under "The Funds' Financial Highlights."

                                               REDEMPTIONS












                         Shares of each Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable CDSC.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the
                    SEC may by order permit for the protection of shareholders of a
                    Fund.

                         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in
                    securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act.
          This will
                    require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves
                    less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in a Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         Each Fund employs reasonable procedures that require
                    personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.

                                       CONVERSION OF CLASS B SHARES

                         As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the respective
                    Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the particular
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.













                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

                         Each Fund intends to be taxed as a regulated investment
                    company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the particular Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its
                    holdings so that, at the end of each fiscal quarter,
          (i) at least
                    50% of the market value of the particular Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities,












                    with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the particular
                    Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer
                    (other than U.S. Government securities and the securities of other regulated investment companies).

                         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year,
          (1) at least













                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each
                    Fund intends to make distributions in accordance with the
                    calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the particular Fund in October, November or
                    December of the year with a record date in such a month and paid by that Fund during January of the following year.
          Such
                    distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

                    OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

                         Some of the options, futures and foreign currency
          forward
                    contracts in which a Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are
                    "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.













                         The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be
                    deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

                         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the
                    recognition of gains or losses from the affected straddle
                    positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.













                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to a Fund's assets may limit the extent to which a
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                    CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


                         Gains or losses attributable to fluctuations in exchange
                    rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains and losses, referred to under the Code as "section 988"
                    gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         A Fund may invest in shares of foreign
          corporations which
                    may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is
                    classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross
                    income is investment-type income. If a Fund receives a so-called
                    "excess distribution" with respect to PFIC stock, a Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares.  A
          Fund itself
                    will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are
                    characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         A Fund may be eligible to elect alternative tax treatment
                    with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by a Fund.

                    DEBT SECURITIES ACQUIRED AT A DISCOUNT

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.













                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by a Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments.
          A Fund
                    may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or
                    OID, which could affect the character and timing of recognition of income.

                         A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Fund.

                    DISTRIBUTIONS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate
                    shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term
                    capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction.
                    Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of a Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.












                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those
                    purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                    DISPOSITION OF SHARES













                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies
                    where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.













                    FOREIGN WITHHOLDING TAXES

                         Income received by a Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of a Fund's total assets at
                    the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-
                    through" to that Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by a













                    Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his or her total foreign source taxable income.
                    For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from
                    U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a
                    Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    BACKUP WITHHOLDING

                         Each Fund will be required to report to the Internal Revenue
                    Service ("IRS") all distributions as well as gross proceeds from the redemption of the particular Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the particular Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
                    This discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                         PERFORMANCE INFORMATION

                         Comparisons of a Fund's performance may be made with respect to various unmanaged indices (including the TSE 300, S&P 100, S&P
                    500, Dow Jones Industrial Average and Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs. A Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to
                    Wiesenberger Reports. Lipper Analytical Services does not
                    include sales charges in computing performance.
          Further
                    information on comparisons is contained in the Prospectus.
                    Performance rankings will be based on historical information and are not intended to indicate future performance.

                         In addition, the Trust may, from time to time, include the average annual total return and the cumulative total return of shares of a Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

                         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized
                    average annual total return ("Standardized Return") for a
                    specific Class of shares of a Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of a Fund made on the first day of a designated period to equal the ending redeemable value
                    ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:













                              P(1 + T){superscript n} = ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specific Class

                              T    =    the average annual total return of
          shares of
                                        that Class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of the
                                        period.

                         For purposes of the above computation for a Fund, it is












                    assumed that all dividends and capital gains
          distributions made
                    by a Fund are reinvested at net asset value in additional shares of the same Class during the designated period.  In
          calculating
                    the ending redeemable value for Class A shares and
          assuming
                    complete redemption at the end of the applicable
          period, the
                    maximum 5.75% sales charge is deducted from the initial
          $1,000
                    payment and, for Class B shares and Class C shares, the applicable CDSC imposed upon redemption of Class B shares or
                    Class C shares held for the period is deducted.
          Standardized
                    Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of
                    over eight years will reflect conversion of the Class B shares to
                    Class A shares at the end of the eighth year.
          Standardized
                    Return quotations are determined to the nearest 1/100 of 1%.

                         A Fund may, from time to time, include in advertisements,
                    promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating
          Non-
                    Standardized Return; a sales charge, if deducted, would reduce the return.

                         The following tables summarize the calculation of
                    Standardized and Non-Standardized Return for the Class A, Class
                    B, Class C and Class I (for Ivy International Fund) shares of the
                    Funds for the periods indicated. In determining the average annual total return for a specific Class of shares of a Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of a Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the
                    particular Fund. Shares of each of Ivy Canada Fund and Ivy
                    Global Fund outstanding as of March 31, 1994 were designated
                    Class A shares of each respective Fund. Shares of Ivy International Fund outstanding as of October 22, 1993 have been
                    redesignated as "Class A" shares of the Fund.













                       IVY CANADA FUND:


             STANDARDIZED RETURN[*]
                                      CLASS A[1]  CLASS B[2]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:              .26%        .74%        N/A

                    Five years ended
                      December 31,
                      1995:             3.29%        N/A          N/A

                    Inception[#] to
                      December 31,
                      1995:[5]          1.18%      (6.49)%        N/A


                                      NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]  CLASS B[4]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:             6.37%        5.74%       N/A












                    Five years ended
                      December 31,
                      1995:             4.52%        N/A         N/A

                    Inception[#] to
                      December 31,
                      1995:[5]          1.91%      (4.28)%       N/A
                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy Canada Fund (and the
          Class A
                         shares of the Fund) was November 17, 1987; the inception
                         date for Class B shares of the Fund was April 1, 1994. The inception date for Class C shares of the Fund is April 30,
                         1996.  Until December 31, 1994, Mackenzie
          Investment
                         Management, Inc. served as investment adviser to the Fund, which until that date was a series of the Company.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the

























                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995, the five years ended December 31,
                         1995 and the period from inception through December 31, 1995 would have been (.08)%, 3.22% and .71%,
          respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been .40% and (6.67)%, respectively. (Since the inception date for Class B shares of the Fund was April 1, 1994, there were no Class B shares outstanding for the duration of the five year period ending
                         December 31, 1995.)

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995, the five
                         years ended December 31, 1995 and the period from inception through December 31, 1995 would have been 6.01%, 4.45% and
                         1.44%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 5.39% and (4.47)%, respectively. (Since the inception date for Class B shares of the Fund was April 1, 1994, there were no Class B shares outstanding for the duration of the five year period ending December 31, 1995.)

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.

                       IVY CHINA REGION FUND:

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]  CLASS B[2]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:            (4.26)%     (4.17)%       N/A

                    Inception[#] to
                      December 31,
                      1995:[5]         (8.10)%     (7.58)%       N/A














                                      NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]  CLASS B[4]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:            (1.59)%       .83%        N/A

                    Inception[#] to
                      December 31,
                      1995:[5]         (5.56)%     (6.27)%       N/A
                    _________________________














                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy China Region Fund
          (Class A and
                         Class B shares) was October 23, 1993. The inception date
                         for Class C shares of the Fund is April 30, 1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (4.70)% and
                         (8.57)%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (4.62)% and
                         (8.01)%, respectively.

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 1.11% and (6.06)%, respectively.












                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been .36% and (6.72)%, respectively.

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


                       IVY GLOBAL FUND:

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]  CLASS B[2]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:             5.64%       6.25%        N/A

                    Inception[#] to
                      December 31,
                      1995:[5]          8.05%       3.00%         N/A


                                      NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]  CLASS B[4]  CLASS C[6]

                    One year ended
                      December 31,












                      1995:            12.08%      11.25%        N/A

                    Inception[#] to
                      December 31,
                      1995:[5]          9.42%       5.22%        N/A
                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy Global Fund (and Class
          A shares
                         of the Fund) was April 18, 1991; the inception date for
                         Class B shares of the Fund was April 1, 1994; and the
                         inception date for the Class C shares of the Fund is April
                         30, 1996. Until December 31, 1994, Mackenzie
          Investment
                         Management Inc. served as investment adviser to the Fund,
                         which until that date was a series of the Company.


                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995 and the period from inception























                         through December 31, 1995 would have been 5.37% and 7.02%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 5.98% and 2.84%, respectively.

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 11.80% and 3.38%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 10.97% and 5.05%, respectively.

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


                       IVY INTERNATIONAL FUND














                                                      STANDARDIZED
          RETURN[*]
                                      CLASS A[1] CLASS B[2] CLASS C[7]
          CLASS I[5]

                    One year ended
                      December 31,
                      1995:             6.17%      6.62%       N/A
          12.85%

                    Five years ended
                      December 31,
                      1995:            13.88%       N/A        N/A
          N/A

                    Inception[#] to
                      December 31,
                      1995:[6]         14.42%      8.57%       N/A
          10.41%


                                                NON-STANDARDIZED RETURN[**]
                                      CLASS A[3] CLASS B[4] CLASS C[7]
          CLASS I[5]

                    One year ended












                      December 31,
                      1995:            12.65%     11.62%       N/A
          12.85%

                    Five years ended
                      December 31,
                      1995:            15.24%       N/A        N/A
          N/A

                    Inception[#] to
                      December 31,
                      1995:[6]         15.13%     10.21%       N/A
          10.41%

                    _________________________













                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period. Class I shares are
                         not subject to an initial or a CDSC; therefore, the Non-
                         Standardized Return figures would be identical to the
                         Standardized Return figures.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#] The inception date for Ivy International Fund (and the Class
                         A shares of the Fund) was April 21, 1986; the inception date for the Class B and Class I shares of the Fund was October 23, 1993; and the inception date for the
          Class C
                         shares of the Fund is April 30, 1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995, the five years ended December 31,
                         1995 and the period from inception through December 31, 1995 would have been 6.17%, 13.86% and 14.41%,
          respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been 6.62% and 8.57%, respectively. (Since the inception date for Class B shares of the Fund was October 23, 1993, there were no Class B
                         shares outstanding for the duration of the five year period ending December 31, 1995.)

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995, the five
                         years ended December 31, 1995 and the period from inception through December 31, 1995 would have been 12.65%, 15.21% and












                         15.11%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 11.62% and 10.21%, respectively. (Since the inception date for Class B shares of the Fund was October
          23, 1993,
                         there were no Class B shares outstanding for the duration of the five year period ending December 31, 1995.)

                    [5] Class I shares are not subject to an initial sales charge or a CDSC, therefore the Non-Standardized and Standardized
                         Return figures are identical. (Since the inception date for












                         Class I shares of the Fund was October 23, 1993, there were no Class I shares outstanding for the duration of the five year period ending December 31, 1995.)

                    [6] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [7] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


                       IVY LATIN AMERICA STRATEGY FUND

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]  CLASS B[2]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:           (22.04)%    (22.90)%       N/A

                    Inception[#] to
                      December 31,
                      1995:[5]        (30.65)%    (30.06)%       N/A


                                      NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]  CLASS B[4]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:           (17.28)%    (17.90)%       N/A

                    Inception[#] to
                      December 31,
                      1995:[5]        (26.93)%    (27.47)%       N/A
                    _________________________

























                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy Latin America Strategy
          Fund
                         (Class A and Class B shares) was November 1, 1994.
          The
                         inception date for Class C shares of the Fund is April 30,
                         1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (28.49)% and
                         (36.91)%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (29.29)% and
                         (36.10)%, respectively.

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A













                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been (24.09)% and (33.57)%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been (24.67)% and (33.79)%, respectively.

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.


















                       IVY NEW CENTURY FUND

                                          STANDARDIZED RETURN[*]
                                      CLASS A[1]  CLASS B[2]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:              .29%        .62%        N/A













                    Inception[#] to
                      December 31,
                      1995:[5]        (11.54)%     (3.01)%       N/A


                                      NON-STANDARDIZED RETURN[**]
                                      CLASS A[3]  CLASS B[4]  CLASS C[6]

                    One year ended
                      December 31,
                      1995:             6.40%       5.62%        N/A

                    Inception[#] to
                      December 31,
                      1995:[5]         (6.88)%     (7.56)%       N/A
                    _________________________

                    [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B shares held for the period.

                    [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

                    [#]  The inception date for Ivy New Century Fund (Class
          A and
                         Class B shares) was November 1, 1994. The inception date
                         for Class C shares of the Fund is April 30, 1996.

                    [1] The Standardized Return figures for Class A shares reflect expense reimbursement.  Without expense
          reimbursement, the
                         Standardized Return for Class A shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (3.34)% and
                         (15.73)%, respectively.

                    [2] The Standardized Return figures for Class B shares reflect expense reimbursement.  Without expense
          reimbursement, the













                         Standardized Return for Class B shares for the one year
                         ended December 31, 1995 and the period from inception
                         through December 31, 1995 would have been (3.01)% and
                         (15.28)%, respectively.

                    [3] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class A
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 2.58% and (11.28)%, respectively.

                    [4] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for
          Class B
                         shares for the one year ended December 31, 1995 and the
                         period from inception through December 31, 1995 would have been 1.82% and (11.93)%, respectively.

                    [5] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [6] Since the inception date for Class C shares of the Fund is
                         April 30, 1996, there were no Class C shares outstanding
                         during any of the relevant time periods.














                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of a Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by
                    computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                              C = (ERV/P) - 1

                    Where:    C    =    cumulative total return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.

                         IVY CANADA FUND. The following table summarizes the
                    calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.
                                                                 SINCE
                                        ONE YEAR  FIVE YEARS
          INCEPTION[*]

                    Class A              .26%      17.56%         10.03%
                    Class B              .74%      N/A[**]       (11.08)%
                    Class C              N/A[**]   N/A[**]        N/A[**]























                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.

                                                                 SINCE
                                        ONE YEAR  FIVE YEARS
          INCEPTION[*]

                    Class A             6.37%     24.73%         16.74%
                    Class B             5.74%     N/A[**]        (7.37)%
                    Class C             N/A[**]   N/A[**]        N/A[**]

                    ___________________________

                    [*]  The inception date for Ivy Canada Fund (and the
          Class A
                         shares of the Fund) was November 17, 1987; the inception
                         date for the Class B shares of Ivy Canada Fund was April 1,
                         1994.  Until December 31, 1994, Mackenzie
          Investment
                         Management, Inc. served as investment adviser to Ivy Canada
                         Fund, which until that date was a series of the Company.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY CHINA REGION FUND. The following table summarizes the
                    calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.
                                                  SINCE
                                        ONE YEAR  INCEPTION[*]













                    Class A             (4.27)%   (16.83)%
                    Class B             (4.17)%   (15.79)%
                    Class C              N/A[**]   N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.

                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A             1.59%     (11.75)%
                    Class B              .83%     (13.19)%
                    Class C              N/A[**]   N/A[**]

                    ___________________________

                    [*] The inception date for Ivy China Region Fund was October 23,
                         1993.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY GLOBAL FUND. The following table summarizes the












                    calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.
                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A              5.64%    44.00%
                    Class B              6.25%     5.31%
                    Class C              N/A[**]  N/A[**]













                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.

                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A             12.08%    52.79%
                    Class B             11.25%     9.31%
                    Class C             N/A[**]   N/A[**]

                    ___________________________

                    [*] The inception date for the Fund (and Class A shares of the
                         Fund) was April 18, 1991; the inception date for Class B
                         shares of the Fund was April 1, 1994.  Until
          December 31,
                         1994, Mackenzie Investment Management Inc. served as
                         investment adviser to the Fund, which until that date was a series of the Company.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY INTERNATIONAL FUND. The following table summarizes the calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.
                                                                 SINCE
                                        ONE YEAR  FIVE YEARS
          INCEPTION[*]

                    Class A               6.17%   91.54%         268.32%
                    Class B               6.62%    N/A[**]        20.72%
                    Class C              N/A[**]   N/A[**]       N/A[**]
                    Class I              12.85%    N/A[**]        24.25%

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.






























                                                                 SINCE
                                        ONE YEAR  FIVE YEARS
          INCEPTION[*]

                    Class A             12.65%    103.22%        290.79%
                    Class B             11.62%    N/A[**]         23.72%
                    Class C             N/A[**]   N/A[**]        N/A[**]
                    Class I             12.85%    N/A[**]         24.25%
                    ___________________________

                    [*] The inception date for Ivy International Fund (and the Class
                         A shares of the Fund) was April 21, 1986; the inception date for the Class B and Class I shares of Ivy
          International Fund
                         was October 23, 1993.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY LATIN AMERICA STRATEGY FUND. The following table
                    summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1995, assuming the maximum
                    5.75% sales charge has been assessed.

                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A              (22.04)% (34.59)%
                    Class B              (22.90)% (33.95)%
                    Class C              N/A[**]   N/A[**]












                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995, assuming the maximum 5.75% sales charge has not been assessed.

                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A             (17.28)%  (30.60)%
                    Class B             (17.90)%  (31.20)%
                    Class C              N/A[**]   N/A[**]

                    ___________________________

                    [*]  The inception date for Ivy Latin America Strategy
          Fund was
                         November 1, 1994.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         IVY NEW CENTURY FUND. The following table summarizes the
                    calculation of Cumulative Total Return for the periods indicated
                    through December 31, 1995, assuming the maximum 5.75% sales charge has been assessed.
                                                  SINCE












                                        ONE YEAR  INCEPTION[*]

                    Class A              .29%     (13.25)%
                    Class B              .62%     (12.40)%
                    Class C              N/A[**]   N/A[**]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the periods indicated through December 31, 1995,












                    assuming the maximum 5.75% sales charge has not been assessed.

                                                  SINCE
                                        ONE YEAR  INCEPTION[*]

                    Class A             6.40%     (7.96)%
                    Class B             5.62%     (8.75)%
                    Class C              N/A[**]   N/A[**]

                    ___________________________

                    [*] The inception date for Ivy New Century Fund was November 1,
                         1994.

                    [**] No such shares were outstanding for the duration of the time period indicated.

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         Performance quotations for a Fund will vary from time to
                    time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of that Fund.
          These
                    factors and possible differences in the methods used in calculating performance quotations should be considered when
                    comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of a Fund's shares and the risks associated with a Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                         The Funds may also cite endorsements or use for comparison their performance rankings and listings reported in such
                    newspapers or business or consumer publications as, among others:












                    AAII Journal, Barron's, Boston Business Journal, Boston
          Globe,
                    Boston Herald, Business Week, Consumer's Digest, Consumer Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,












                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.

                                           FINANCIAL STATEMENTS

                         The Funds' Portfolios of Investments as of
          December 31,
                    1995, Statements of Assets and Liabilities as of December 31,
                    1995, Statements of Operations for the fiscal year ended December
                    31, 1995, Statements of Changes in Net Assets for the six-month period ended December 31, 1994 and the fiscal years ended June
                    30, 1994 and the fiscal year ended December 31, 1995, Financial
                    Highlights, Notes to Financial Statements, and Reports of
                    Independent Accountants are included in each Fund's December 31,
                    1995 Annual Report to shareholders, which are incorporated by reference into this SAI. Copies of the Funds' financial
                    statements may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number provided on the cover of this SAI.
















































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]

                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.












                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a












                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,













                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,












                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied












                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-












                    term debt obligations with a doubtful capacity for payment.
















                                       IVY INTERNATIONAL BOND FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432

                                   Statement of Additional Information

                                             April 30, 1996


          _________________________________________________________________


                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy
          International Bond
                    Fund (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1996
                    (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472



                                               DISTRIBUTOR

                            Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432
                                         Telephone (800) 456-5111



















                                            TABLE OF CONTENTS


              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
          . . .   1
                         AMERICAN DEPOSITORY RECEIPTS (ADRS)  . . . . . . .
          . . .   1
                         FOREIGN SECURITIES . . . . . . . . . . . . . . . .
          . . .   1













                         FOREIGN CURRENCIES . . . . . . . . . . . . . . . .
          . . .   1
                         FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . .
          . . .   2
                         HIGH YIELD BONDS . . . . . . . . . . . . . . . . .
          . . .   2
                         WHEN-ISSUED PURCHASES AND FIRM COMMITMENT
          AGREEMENTS . .   3
                         ZERO COUPON BONDS  . . . . . . . . . . . . . . . .
          . . .   4
                         RESTRICTED AND ILLIQUID SECURITIES . . . . . . . .
          . . .   4
                         OPTIONS TRANSACTIONS . . . . . . . . . . . . . . .
          . . .   4
                              GENERAL . . . . . . . . . . . . . . . . . . .
          . . .   4
                              WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES
          . . .   5
                              RISKS OF OPTIONS TRANSACTIONS . . . . . . . .
          . . .   5
                         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
          . . .   6
                              GENERAL . . . . . . . . . . . . . . . . . . .
          . . .   6
                              INTEREST RATE FUTURES CONTRACTS . . . . . . .
          . . .   7
                              OPTIONS ON INTEREST RATE FUTURES CONTRACTS  .
          . . .   8
                              FOREIGN CURRENCY FUTURES CONTRACTS AND
          RELATED
                                   OPTIONS  . . . . . . . . . . . . . . . .
          . . .   8
                              RISKS ASSOCIATED WITH FUTURES AND RELATED
          OPTIONS .   9
                              COMBINED TRANSACTIONS . . . . . . . . . . . .
          . . .   9

                    INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
          . . .  10

                    ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
          . . .  11

                    ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
          . . .  12
                         AUTOMATIC INVESTMENT METHOD  . . . . . . . . . . .
          . . .  12
                         EXCHANGE OF SHARES . . . . . . . . . . . . . . . .
          . . .  12
                              INITIAL SALES CHARGE SHARES . . . . . . . . .
          . . .  12
                              CONTINGENT DEFERRED SALES CHARGE SHARES.
          CLASS A  .  13













                              CLASS B . . . . . . . . . . . . . . . . . . .
          . . .  13
                         LETTER OF INTENT . . . . . . . . . . . . . . . . .
          . . .  15
                         RETIREMENT PLANS . . . . . . . . . . . . . . . . .
          . . .  15
                              INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . .
          . . .  16
                              QUALIFIED PLANS . . . . . . . . . . . . . . .
          . . .  17
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")  . . . . . . . . . . . . . . .
          . . .  17
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . 18
                         REINVESTMENT PRIVILEGE . . . . . . . . . . . . . .
          . . .  18
                         RIGHTS OF ACCUMULATION . . . . . . . . . . . . . .
          . . .  18
                         SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . .
          . . .  19

                    BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
          . . .  19

                    TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .
          . . .  21
                         PERSONNEL INVESTMENTS BY EMPLOYEES OF IMI  . . . .
          . . .  23

                    COMPENSATION TABLE  . . . . . . . . . . . . . . . . . .
          . . .  24












                    INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
          . . .  25
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES . .  25
                         DISTRIBUTION SERVICES  . . . . . . . . . . . . . .
          . . .  26
                         CUSTODIAN  . . . . . . . . . . . . . . . . . . . .
          . . .  28













                         FUND ACCOUNTING SERVICES . . . . . . . . . . . . .
          . . .  28
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT . . . . .
          . . .  29
                         ADMINISTRATOR  . . . . . . . . . . . . . . . . . .
          . . .  29
                         AUDITORS . . . . . . . . . . . . . . . . . . . . .
          . . .  29

                    CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
          . . .  29

                    NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
          . . .  30

                    PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
          . . .  31

                    REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
          . . .  32

                    CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
          . . .  33

                    TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
          . . .  33
                         GENERAL  . . . . . . . . . . . . . . . . . . . . .
          . . .  33
                         DISTRIBUTORS . . . . . . . . . . . . . . . . . . .
          . . .  34
                         DISPOSITION OF SHARES  . . . . . . . . . . . . . .
          . . .  34
                         HEDGING TRANSACTIONS . . . . . . . . . . . . . . .
          . . .  35
                         CURRENCY FLUCTUATIONS --SECTION 988" GAINS OR LOSSES . . 36
                         DISCOUNT . . . . . . . . . . . . . . . . . . . . .
          . . .  36
                         FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . .
          . . .  36
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . . 37
                         BACKUP WITHHOLDING . . . . . . . . . . . . . . . .
          . . .  37
                         OTHER TAXATION . . . . . . . . . . . . . . . . . .
          . . .  38

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN  . . . . . .
          . . .  38
                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS . . . . . .
          . . .  38
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION  .  39













                    FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
          . . .  39

                    APPENDIX A
                         DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P")
                         AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS . . .
          . . .  40

























                                    INVESTMENT OBJECTIVES AND POLICIES

                         Ivy Fund (the "Trust") is organized as an open-end
                    management investment company with thirteen series of shares.
                    One series of the Trust, Ivy International Bond Fund
          (the
                    "Fund"), is described in this SAI.

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)














                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it might otherwise be entitled as the owner of sponsored
          ADRs.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under
                    "Investing In International Bond Markets" and "Special
          Risk
                    Considerations," which are not typically associated with
                    investing in United States securities and which may affect the
                    Fund's performance favorably or unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to












                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock












                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.














                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.














                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency exchange
                    contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of
                    securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
          These
                    contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-
                    ship between foreign currencies and the U.S. dollar.
          Although
                    such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government
          Securities or other
                    high-grade debt securities in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or












                    lower by Standard & Poor's Corporation ("S&P).  The
          Fund will
                    not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or
          S&P.
                    Securities rated Baa or BBB (and comparable unrated securities)
                    are considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics.
                    Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk"
                    bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity












                    securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio
                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.

                    WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

                         When the Fund purchases new issues of securities on a when-
                    issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S.
          Government
                    Securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

                         Securities purchased on a when-issued basis and the
                    securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates,
                    i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise.
                    For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that
                    it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

                         Upon the settlement date of the when-issued securities, the
                    Fund ordinarily will meet its obligation to purchase the
                    securities from available cash flow, use of the cash
          (or
                    liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).
                    The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

                         The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its custodian cash, U.S. Government
          Securities or
                    other high-grade debt securities of an aggregate value sufficient to make payment for the securities.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with its credit quality standards. Zero coupon bonds are debt
                    obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales












                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.

                    OPTIONS TRANSACTIONS

                         GENERAL.  The Fund may sell (write)
          exchange-listed call
                    options and purchase put and call options in accordance with its investment objectives and policies. A call option is a short-
                    term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  A put
                    option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price.
                    The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See
                    "Taxation."

                         A gain (or a loss) will be realized by the Fund on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term capital gain or loss, depending upon the Fund's holding period for the option.

                         The Fund will not purchase put or call options if the
                    aggregate premium paid for such options would exceed 10% of its net assets at the time of purchase.












                         WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES.
          The Fund may
                    write (sell) covered call options as described in the Prospectus.
                    Covered call options provide the Fund with additional income on its portfolio securities or partially protect against declines in the value of those securities. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the option, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option
                    purchased by the Fund is not sold when it has remaining value,













                    and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.
                    Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to
                    predict to what extent liquid markets will develop or continue.
                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.













                         The Fund may employ hedging strategies with options on
                    currencies before the Fund purchases a foreign security denominated in the hedged currency that the Fund anticipates
                    acquiring, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. With respect to transactions in surrogate currencies, there is a risk of loss if there is not a correlation between the currency in which the hedge is desired and the surrogate currency.

                         A position on an option on foreign currencies may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid
                    secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                         GENERAL. The Fund may enter into futures contracts and
                    options on futures contracts. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been
                    satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash,
          called
                    "variation margin," equal to the daily change in value
          of the
                    futures contract.   This process is known as "marking
          to market."
                    Variation margin does not represent a borrowing or loan by the
                    Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-
                    to-market its open futures position.

                         The Fund is also required to deposit and maintain margin
                    with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                         Although some futures contracts call for making or taking
                    delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting
                    purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash,
                    U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a
                    futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract by held by the Fund.

                         When selling a futures contact, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the
                    Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


























                         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with an
                    FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the
                    Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                         When selling a put option on a futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and options on futures.

                         INTEREST RATE FUTURES CONTRACTS. An interest rate futures












                    contract is an agreement between parties to buy or sell a
                    specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures
                    contracts include, for example, long-term U.S. Treasury bonds,
                    U.S. Treasury notes, GNMA certificates, three-month U.S. Treasury bills, and Eurodollar instruments. In the case of futures
                    contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

                         The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might























                    otherwise result. When the Fund is not fully invested in
                    securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase.
                    As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

                         OPTIONS ON INTEREST RATE FUTURES CONTRACTS.  The
          Fund may
                    also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

                         Transactions in options on interest rate futures may enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund.
          Assuming that
                    any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

                         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
          OPTIONS.  A
                    foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures
                    contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

























                         The Fund may purchase call and put options on foreign
                    currencies as a hedge against changes in the value of the U.S.
                    dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed
                    illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate"
                    currency (i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies).
                    A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                         The Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S.
                    or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.
          A call
                    option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
                    For additional information about margin deposits required with respect to futures contracts and options thereon, see
          "Futures
                    Contracts and Options on Futures Contracts."

                         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. The Fund
                    may engage in futures and related options transactions for hedging purposes or to seek to enhance potential gain. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price
                    movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of
                    imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and related options on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
                    issuers. A decision as to whether, when and how to hedge
                    involves the exercise of skill and judgment, and even a well-
                    conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                         Futures exchanges may limit the amount of fluctuation
                    permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit
                    governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a related option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees;
          and are
                    subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such a
                    position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading
                    volume.

























                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."


                                         INVESTMENT RESTRICTIONS














                         The Fund's investment objectives as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the
                    Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                         (i) Invest in real estate, real estate mortgage loans,
                                commodities, commodity futures contracts or interests
                                in oil, gas and/or mineral exploration or development
                                programs, although the Fund may purchase and sell
                                (a) securities which are secured by real estate,
                                (b) securities of issuers which invest or deal in
                                real estate, and (c) futures contracts and related
                                options;

                         (ii)   Make investments in securities for the
          purpose of
                                exercising control over or management of the issuer;

                         (iii)  Participate on a joint or a joint and
          several basis
                                in any trading account in securities.  The
          "bunching"
                                of orders of the Fund--or of the Fund and of other
                                accounts under the investment management of the
                                persons rendering investment advice to the Fund--for
                                the sale or purchase of portfolio
          securities shall
                                not be considered participation in a joint securities
                                trading account;

                         (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of























                                transactions; the deposit or payment by a Fund of
                                initial or variation margin in connection with
                                futures contracts or related options
          transactions is
                                not considered the purchase of a security on margin;

                         (v) Make loans, except that this restriction shall not
                                prohibit (a) the purchase and holding of a portion of
                                an issue of publicly distributed debt
          securities,
                                (b) the lending of portfolio securities
          (provided
                                that the loan is secured continuously by collateral
                                consisting of U.S. Government securities or cash or
                                cash equivalents maintained on daily
          marked-to-market
                                basis in an amount at least equal to the current
                                market value of the securities loaned), or
          (c) entry
                                into repurchase agreements with banks or broker-
                                dealers;

                         (vi) Borrow money, except as a temporary measure for
                                extraordinary or emergency purposes or
          except in
                                connection with reverse repurchase
          agreements
                                provided that the Fund maintains net asset coverage
                                of at least 300% for all borrowings;

                         (vii)  Mortgage, pledge, hypothecate or in any
          manner












                                transfer, as security for indebtedness, any securities owned or held by the Fund
          (except as may
                                be necessary in connection with permitted borrowings
                                and then not in excess of 20% of the Fund's total
                                assets); provided, however, this does not prohibit
                                escrow, collateral or margin arrangements in
                                connection with its use of options, short sales,
                                futures contracts and options on future
          contracts;

                         (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if
                                immediately after such purchase the value of the
                                Fund's investments in such industry would exceed 25%
                                of the value of the total assets of the
          Fund;

                         (ix)   Act as an underwriter of securities;

                         (x) Make short sales of securities or maintain a short
                                position; or

                         (xii) Issue senior securities, except insofar as the Fund
                                may be deemed to have issued a senior
          security in
                                connection with any repurchase agreement or any
                                permitted borrowing.


                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

                         Under these restrictions, the Fund may not:

                         (i)    purchase or sell real estate limited
          partnership
                                interests;

                         (ii) purchase or sell interests in oil, gas and mineral
                                leases (other than securities of companies that
                                invest in or sponsor such programs);

                         (iii)  purchase or retain securities of any
          company if, to
                                the knowledge of the Trust, officers and Trustees of
                                the Trust and officers and directors of the Manager,
                                Mackenzie Investment Management Inc.
          ("MIMI") or
                                Mackenzie Financial Corporation ("MFC") who individually own more than 1/2 of 1% of the securities of that company together own beneficially
                                more than 5% of such securities;

                         (iv) purchase any security if as a result the Fund would
                                then have more than 5% of its total assets
          (taken at
                                current value) invested in securities of companies
                                (including predecessors) less than three years old;

                          (v)   invest more than 10% of its net assets
          taken at
                                market value at the time of the investment in
                                "illiquid securities" and the Fund may not invest
                                more than 5% of its total assets in
          restricted
                                securities; Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more
                                than seven days, certain options traded
          over the
                                counter that the Fund has purchased,
          securities being
                                used to cover certain options that the Fund has
                                written, securities for which market
          quotations are
                                not readily available, or other securities which
                                legally or in the Manager's opinion,
          subject to the
                                Board's supervision, may be deemed
          illiquid, but
                                shall not include any instrument that, due to the
                                existence of a trading market, to the
          Fund's
                                compliance with certain conditions intended to
                                provide liquidity, or to other factors, is liquid;

                         (vi)   purchase securities of other investment
          companies,
                                except in connection with a merger,
          consolidation or
                                sale of assets, and except that the Fund may purchase
                                shares of other investment companies
          subject to such
                                restrictions as may be imposed by the
          Investment
                                Company Act of 1940 (the "1940 Act") and rules
                                thereunder or by any state in which shares of the
                                Fund are registered;

























                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this Statement of Additional Information.
          These
                    funds are: Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy China
          Region
                    Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy
                    Canada Fund, Ivy Global Fund, Ivy Bond Fund, Ivy Short-Term Bond













                    Fund, and Ivy Money Market Fund, the other twelve series of Ivy
                    Fund; Mackenzie California Municipal Fund, Mackenzie
          Florida
                    Limited Term Municipal Fund, Mackenzie Limited Term
          Municipal
                    Fund, Mackenzie National Municipal Fund and Mackenzie
          New York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Fund, the "Ivy Mackenzie
          Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for
          Class A,
                    Class B and Class C shareholders of the Fund. The minimum
                    initial and subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month. The Automatic Investment Method may be discontinued
                    at any time upon receipt by the Mackenzie Ivy Investor Services
                    Corp. ("MIISC") of telephone instructions or written notice to
                    MIISC from the investor.  See "Automatic Investment
          Method" in
                    the Account Application in the Fund's Prospectus.















                    EXCHANGE OF SHARES













                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus, ("outstanding Class A shares"), for
          Class A
                    shares of another Ivy or Mackenzie Fund (or for shares of another
                    Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period), if any, applicable to the new
          Class A
                    shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a CDSC will be subject to the Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the
                    redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will
                    continue to be subject to the Fund's CDSC schedule (or period)
                    following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's CDSC schedule (or period) if such
          schedule is
                    higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the CDSC that may be payable upon the redemption of the new
                    Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following CDSC table ("Table 1") applies to Class B
                    shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Mackenzie California Municipal Fund, Mackenzie
          National
                    Municipal Fund, Mackenzie New York Municipal Fund, Ivy
          Canada
                    Fund, Ivy Bond Fund and Ivy Global Fund ("Table 1
          Funds"):

                                                       CONTINGENT DEFERRED
          SALES












                                                       CHARGE AS A
          PERCENTAGE OF
                         YEAR SINCE PURCHASE           DOLLAR AMOUNT
          SUBJECT TO
                                                       CHARGE

                         First                                   5%
                         Second                                  4%
                         Third                                   3%
                         Fourth                                  3%
                         Fifth                                   2%
                         Sixth                                   1%
                         Seventh and thereafter                  0%

                         The following CDSC table ("Table 2") applies to Class B
                    shares of Mackenzie Florida Limited Term Municipal
          Fund, Ivy
                    Short-Term Bond Fund and Mackenzie Limited Term
          Municipal Fund
                    ("Table 2 Funds"):

                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF
                         YEAR SINCE PURCHASE           DOLLAR AMOUNT
          SUBJECT TO
                                                       CHARGE













                         First                                   3%
                         Second                                  2 1/2%
                         Third                                   2%
                         Fourth                                  1 1/2%
                         Fifth                                   1%
                         Sixth and thereafter                    0%

                         The CDSC schedule for Table 1 Funds is higher (and the
                    period is longer) than the CDSC schedule (and period) for Table 2
                    Funds.












                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 3% CDSC that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a
                    2% CDSC will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                       CLASS C SHARES. Class C shareholders may exchange their
                    Class C shares ("outstanding Class C shares") for Class C shares of another Ivy or Mackenzie Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class C shares. (Class C shares are subject to a CDSC of 1% if such shares are redeemed within one year of the date of purchase of such shares.)

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is












                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by












                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., eastern time), to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in













                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the Fund's
          Prospectus.
                    Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least
          $100,000 in
                    Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the
                    Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China












                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy Canada Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds), held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Fund's transfer agent will hold
          Class A
                    shares representing 5% of the indicated amount (less any
                    accumulation credit value) in escrow.  The escrowed
          Class A
                    shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay
                    MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the
                    investor to buy or the Trust to sell the indicated amount of
                    Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         no fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.












                         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which primarily distributes exempt-interest dividends.













                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current












                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any. Distributions must begin to be withdrawn
                    not later than April 1 of the calendar year following the
                    calendar year in which the individual reaches age
          70-1/2.
                    Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.
                    Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law.  A money purchase pension plan requires annual












                    contributions at the level specified in the Custodial Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be taken into account under the plan is limited (generally to













                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Fund's transfer agent will furnish custodial services to the employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. Sales charges for such purchases are the same as those set forth under "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The
          special
                    application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.














                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%












                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by
                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $100,000 or more in Class A shares of the Fund. See "Initial
                    Sales Charge Alternative -- Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It is also applicable to current purchases of all of the funds in the Ivy
                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy Short-Term Bond Fund, Ivy Canada Fund, Ivy Bond Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie New York Municipal
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to
                    $50,000 or more for the Fund, Ivy Growth Fund, Ivy
          Growth with












                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,












                    Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy New
                    Century Fund, Ivy Canada Fund and Ivy Global Fund;
          $100,000 or
                    more for the Ivy Bond Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie California Municipal Fund and Mackenzie New
          York
                    Municipal Fund; $25,000 or more for Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
                    $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced charge on the basis of previous
                    investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan (a
                    "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him or her. To be eligible, a shareholder must have at least
                    $5000 in the shareholder's account. A Withdrawal Plan may not be established if the investor is currently participating in the
                    Automatic Investment Method. A Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under a Withdrawal Plan is a taxable event.
                    Investors contemplating participation in a Withdrawal Plan should consult their tax advisers.












                         Additional investments made by investors participating in a
                    Withdrawal Plan must equal at least $1,000 each while the
                    Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charge or CDSCs.

                         An investor may terminate his or her participation in a
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIISC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage












                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions
          and
                    evaluates the reasonableness of commissions on the
          basis of
                    quality, quantity, and the nature of the firms'
          professional
                    services.  Commissions to be charged and the rendering
          of
                    investment services, including statistical, research,
          and
                    counseling services by brokerage firms, are factors to
          be
                    considered in placing of brokerage business.   The
          types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.














                         As of April 30, 1996, the Fund has not commenced operations and thus has not paid any brokerage commissions.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.


























                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of












                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                       Stanley Channick           Trustee   President, The
          Whitestone
                    11 Bala Avenue                        Corporation
          (insurance
                    Bala Cynwyd, PA 19004                 agency);
          President, Scott
                    Age:  71                              Management
          Company
                                                          (administrative
          services
                                                          for insurance
          companies);
                                                          President, The
          Channick
                                                          Group
          (consultants to
                                                          insurance
          companies and
                                                          national trade
                                                          associations);
          Trustee of
                                                          Ivy Fund
          (1984-1993);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1994-1995).


























                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                       Roy J. Glauber        Trustee      Mallinckrodt
          Professor of
                                                          Physics, Harvard
                    Age: 70                               University (since
          1974);
                                                          Trustee of Ivy
          Fund (1961-
                                                          1991); Trustee of
          Mackenzie
                                                          Series Trust
          (1994-
                                                          present).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy













                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
























                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The













                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor























                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and













                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
























                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1996, the Officers and Trustees of the Trust
                    as a group owned less than 1% of the outstanding Class A, Class
                    B, Class C and Class I shares of the Fund.

                    PERSONNEL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.


















































                                             COMPENSATION TABLE
                                                 IVY FUND
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)


          TOTAL
                                                 PENSION OR
          COMPENSA-
                                                 RETIREMENT
          TION FROM
                                                 BENEFITS   ESTIMATED
          TRUST AND
                                      AGGREGATE  ACCRUED AS ANNUAL
          FUND COM-
                                      COMPENSA-  PART OF    BENEFITS
          PLEX PAID
                    NAME,             TION       FUND       UPON
          TO













                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          8,000
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          8,000
                     Broyhill
                    (Trustee)

                    Stanley             -0-      N/A        N/A
          8,000
                      Channick[*]
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          8,000
                     DeFriece, Jr.
                    (Trustee)

                    Roy J.              -0-      N/A        N/A
          8,000
                      Glauber[*]
                    (Trustee)

                    Michael G.          -0-      N/A        N/A
          -0-
                     Landry
                    (Trustee and
                     President)

                    Michael R.          -0-      N/A        N/A
          -0-
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          8,000
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)


























                    J. Brendan        7,112      N/A        N/A
          8,000
                     Swan
                     (Trustee)

                    Keith J.            -0-      N/A        N/A
          -0-
                     Carlson
                    (Vice President)

                    C. William          -0-      N/A        N/A
          -0-
                     Ferris
                     (Secretary/Treasurer)

                    [*] Appointed as a Trustee of the Trust at a meeting of the
                         Board of Trustees held on February 6, 1996.


                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management
                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved on September 17,
                    1994, with respect to the Fund by the Board of Trustees,
                    including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI also acts as manager and investment advisor to the following investment companies registered under the 1940 Act:  Ivy Emerging Growth
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    International Fund, Ivy Short-Term Bond Fund, Ivy
          Canada Fund,
                    Ivy Global Fund, Ivy New Century Fund, Ivy Latin America Strategy
                    Fund, Ivy China Region Fund and Ivy Money Market Fund. IMI is a
                    wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie National
          Municipal
                    Fund, Mackenzie New York Municipal Fund, Mackenzie
          California
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and
                    Mackenzie Florida Limited Term Municipal Fund. MIMI is a
                    subsidiary of MFC, 150 Bloor Street West, Toronto,
          Ontario,
                    Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto
          Stock
                    Exchange. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,













                    the Fund pays IMI a monthly fee at an annual rate of 0.75% of the
                    Fund's average daily net assets. As of April 30, 1996, the Fund has not commenced operations and thus has not paid IMI any management fees.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the























                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other
                    extraordinary expenses) to an annual rate of 1.50% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

                         The initial term of the Agreement between IMI and the Fund commenced on September 17, 1994 and will run for a period of two years from that date. The Agreement will continue in effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)












                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A,
                    Class B and Class C shares of the Fund under an Amended and
                    Restated Distribution Agreement with the Trust dated October 23,
                    1993 (the "Distribution Agreement"). MIFDI distributes shares of the Fund through broker-dealers who are members of the National
                    Association of Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the
                    Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of Fund shares. Pursuant to the
                    Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the net asset value on which such price is based. Out of such commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time. Furthermore, MIFDI is entitled to deduct a
                    CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Fund's Prospectus. MIFDI may reallow all or a portion of the CDSC to dealers as MIFDI may determine from time to time. As of April 30, 1996, the Fund has not commenced operations and thus MIFDI has received no sales commissions from sales of Class A shares of the Fund, and no
                    CDSCs on redemptions of Class B or Class C shares of the
                    Fund.

                         The Distribution Agreement will continue in effect for













                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on
                    behalf of each Fund, in accordance with Rule 12b-1 under the 1940
                    Act, separate distribution plans pertaining to the Funds'
                    Class A, Class B and Class C shares (each, a "Plan").
          In
                    adopting each Plan, a majority of the Independent Trustees have concluded in conformity with the requirements of the 1940 Act that there is a reasonable likelihood that each Plan will benefit each respective Fund and its shareholders.  The
          Trustees of the
                    Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of a Fund's shares in the absence of a Plan or under an alternative distribution arrangement.












                         Under each Plan, each Fund pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or
                    Class C shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the
                    Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to a
                    Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of that
                    Class of that Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month.

                         Under the Funds' Class B and Class C Plans, each Fund also pays MIFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets
                    attributable to its Class B or Class C shares. MIFDI may reallow to dealers all or a portion of the service and distribution fees as MIFDI may determine from time to time. The distribution fee compensates MIFDI for expenses incurred in connection with activities primarily intended to result in the sale of the Funds'
                    Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Under the Funds' Class B and Class C
                    Plans, MIFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources,












                    which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    As of April 30, 1996, the Fund has not commenced operations, and thus MIFDI has not received nor expended any amounts pursuant to the Class A, Class B or Class C plans.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).












                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
                    40 Water Street, Boston, Massachusetts 02109, (the "Custodian")
                    has been retained to act as custodian of the Trust's investments.
                    Its primary responsibility is to maintain custody of the cash and securities in the Fund's portfolio. Rules adopted under the 1940
                    Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman &
                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.75 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. As of April 30, 1996, the Fund has not commenced operations and has thus paid MIMI no fees pursuant to the agreement.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. As of April 30, 1996, the Fund had not commenced operations, and thus has paid no fees pursuant to the agreement.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the























                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation and review of the
                    Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.


                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A, B and C for Ivy Global Fund, Ivy Growth Fund, Ivy Emerging Growth
                    Fund, Ivy Growth with Income Fund, Ivy Money Market
          Fund, Ivy
                    China Region Fund, Ivy Latin America Strategy Fund, Ivy
          New
                    Century Fund, Ivy International Fund, Ivy Canada Fund, Ivy Bond
                    Fund and Ivy International Bond Fund, as well as Class A, B and I for Ivy Short-Term Bond Fund, Class I for Ivy International Fund
                    and Ivy Bond Fund, and Class D for Ivy Growth with Income Fund.
                    [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Trustees of the
                    Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund funds, other than
                    Ivy Short-Term Bond Fund, and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--
                    Class D," which establishment and redesignation, respectively, are to become effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's
                    Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each Class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).












                    On matters affecting only the Fund, only the shareholders of the












                    Fund are entitled to vote. All Classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A, Class B or Class C shares or when a
                    Class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required.
                    Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust.
                    If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters which affect the
                    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this Statement of Additional
          Information and the
                    Prospectus, the phrase "majority vote of the outstanding shares"
                    of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.













                         As of April 30, 1996 no shares of the Fund have been
                    issued.












                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially












                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.













                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange, (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The
                    Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Valuations of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of
                    Trustees.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.

                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common












                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value












                    next determined after a proper redemption request has been received by MIISC, less any applicable CDSC.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
          (iii) for
                    such other periods as the SEC may by order permit for the
                    protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment,












                    including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sum as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the












                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period
                    required for conversion of Class B shares, the date of initial issuance shall mean:  (i) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                    GENERAL

                         The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code.
                    In order to qualify, the Fund must, among other things,
          (a)
                    derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets
                    (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and
                    (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities
          (or













                    options and futures with respect to stocks and securities)) held less than three months (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
                    (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S.
                    Government securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains
          (net long-
                    term capital gains in excess of net short-term capital losses)
                    that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is












                    distributed. The Fund intends to distribute such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
          (1) at
                    least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98%
                    of its capital gains in excess of its capital losses
          (adjusted
                    for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
                    December 31 of the current calendar year if it is declared by the
                    Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by
                    the Fund during January of the following calendar year.
          Such
                    distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

                    DISTRIBUTORS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of the Fund's gross income will consist of dividends from
                    domestic corporations, no portion of the dividends paid by the
                    Fund to its corporate shareholders is expected to qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the
                    Fund's shares, and are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in
                    additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.
                    To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
                    Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.














                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those
                    purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any
                    distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.













                         In some cases, shareholders will not be permitted to take
                    sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of the Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

                    HEDGING TRANSACTIONS

                         The taxation of equity options and OTC options on debt
                    securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt.
                    If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and forward contracts in which the
                    Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however,
          foreign
                    currency gains or losses arising from certain section
          1256
                    contracts may be treated as ordinary income or loss.
          Also,













                    section 1256 contracts held by the Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on
                    October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         Generally, hedging transactions, if any, undertaken by the
                    Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains
                    (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such
                    hedging transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures or forward contracts.

                    CURRENCY FLUCTUATIONS --SECTION 988" GAINS OR LOSSES

                         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss.
                    Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the












                    date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains or losses, referred to under the Code as "Section
          988"
                    gains or losses, may increase or decrease the amount of the
                    Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                    DISCOUNT

                         Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semi-
                    annual compounding of accrued interest.

                         If the Fund invests in certain high yield original issue
                    discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be
                    eligible for the deduction for dividends received by corporations. In such event, dividends of investment company
                    taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of
                    accrued original issue discount, may be eligible for this
                    deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

                         In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market
                    discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed
                    maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in
                    computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations.
                    No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the












                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         If the Fund invests in stock of certain foreign investment companies either directly or through ADRs, the Fund may be subject to U.S. federal income taxation on a portion of any
                    "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by
                    allocating such distribution or gain ratably to each day of the
                    Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

                         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to












                    the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund.
                    In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be













                    difficult to obtain. Alternatively, the Fund may be eligible for another election that would involve marking to market its PFIC stock at the end of each taxable year, with any resulting mark to market gain being reported as ordinary income. No mark to market losses would be recognized. The effect of this election would be to treat excess distributions and gain on dispositions as
                    ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend.

                    BACKUP WITHHOLDING

                         The Fund will be required to report to the Internal Revenue
                    Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                    OTHER TAXATION

                         The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S.
          citizens and
                    residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.
                    Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.
                    Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S.
                    Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).
















                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this Statement of Additional
                    Information, advertising or sales literature are calculated by standard methods prescribed by the SEC. The Fund's standardized average annual total return quotations may be accompanied by non-
                    standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                    AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

                         Standardized average annual total return
          ("Standardized
                    Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical
                    investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n}  =  ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specified
          Class

                              T    =    the average annual total return of
          shares of
                                        that Class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of a
                                        designated period (or fractional
          portion
                                        thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period,












                    the maximum 4.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable
          CDSC
                    imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for Class B shares for periods over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year.
          Each
                    Standardized Return quotation is determined to the nearest 1/100 of 1%.














                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial sales charges nor CDSCs are taken into account in
                    calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         As of April 30, 1996 the Fund has not commenced operations, and therefore no historical return information exists for the
                    Fund.

                    OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

                         The foregoing computation methods are prescribed for
                    advertising and other communications subject to SEC
          Rule 482.
                    Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future. The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII JOURNAL, BARRON'S, BOSTON
                    BUSINESS JOURNAL, BOSTON GLOBE, BOSTON HERALD, BUSINESS
          WEEK,
                    CONSUMER'S DIGEST, CONSUMER GUIDE PUBLICATIONS, CHANGING TIMES,
                    FINANCIAL PLANNING, FINANCIAL WORLD, FORBES, FORTUNE GROWTH FUND
                    GUIDE, HOUSTON POST, INSTITUTIONAL INVESTOR,
          INTERNATIONAL FUND












                    MONITOR, INVESTOR'S DAILY, LOS ANGELES TIMES, MEDICAL ECONOMICS,
                    MIAMI HERALD, MONEY MUTUAL FUND FORECASTER, MUTUAL FUND LETTER,
                    MUTUAL FUND SOURCE BOOK, MUTUAL FUND VALUES, NATIONAL UNDERWRITER
                    NELSON'S DIRECTOR OF INVESTMENT MANAGERS, NEW YORK
          TIMES,
                    NEWSWEEK, NO LOAD FUND INVESTOR, NO LOAD FUND* X,
          OAKLAND
                    TRIBUNE, PENSION WORLD, PENSIONS AND INVESTMENT AGE,
          PERSONAL
                    INVESTOR, RUGG AND STEELE, TIME, U.S. NEWS AND WORLD REPORT, USA
                    TODAY, THE WALL STREET JOURNAL AND WASHINGTON POST.

                                           FINANCIAL STATEMENTS













                         As of April 30, 1996 the Fund has not commenced operations, and therefore has not issued historical financial statements.
                    After the Fund commences operations, it will issue an Annual
                    Report to shareholders for each fiscal year ended December 31 and a Semi-Annual Report to shareholders for each period
          June 30.





























































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]

                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.













                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.























                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,























                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.
                    1/3/95


























                    PART C.   OTHER INFORMATION

                    Item 24:  Financial Statements and Exhibits

                         (a)  Financial Statements:

                              Contained in Part A:  Financial Highlights

                              Incorporated by reference in Part B:

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Bond Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          for the six
                                        months ended December 31, 1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Canada Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          for the six
                                        months ended December 31, 1994
                                   -    Financial Highlights












                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy China Region Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Emerging Growth Fund:
                                   -    Portfolio of Investments at
          December 31, 1995












                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants














                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Global Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          for the six
                                        months ended December 31, 1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Growth Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Growth with Income Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          1994












                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy International Fund:
                                   -    Portfolio of Investments at
          December 31, 1995













                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy Latin America Strategy Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          for the
                                        Period November 1, 1994
          (commencement) to
                                        December 31, 1994












                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                                   December 31, 1995 Annual Report to
          Shareholders of
                                   Ivy New Century Fund:
                                   -    Portfolio of Investments at
          December 31, 1995
                                   -    Statement of Assets and Liabilities
          as of
                                        December 31, 1995
                                   -    Statement of Operations for the
          Year ended
                                        December 31, 1995
                                   -    Statement of Changes in Net Assets
          for the
                                        Year ended December 31, 1995 and
          for the
                                        Period November 1, 1994
          (commencement) to
                                        December 31, 1994
                                   -    Financial Highlights
                                   -    Notes to Financial Statements
                                   -    Report of Independent Accountants

                         (b)  Exhibits:

                              1.   (a)  Amended and Restated Declaration of
          Trust
                                        dated December 10, 1992 filed with
          Post-
                                        Effective Amendment No. 71 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (b)  Amendment to Amended and Restated
          Declaration
                                        of Trust filed with Post-Effective
          Amendment
                                        No. 73 to Registration Statement
          No. 2-17613
                                        and incorporated by reference
          herein.

























                                   (c)  Amendment to Amended and Restated
          Declaration
                                        of Trust filed with Post-Effective
          Amendment
                                        No. 74 to Registration Statement
          No. 2-17613
                                        and incorporated by reference
          herein.

                                   (d)  Establishment and Designation of
          Additional
                                        Series (Ivy Emerging Growth Fund)
          filed with
                                        Post-Effective Amendment No. 73 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (e)  Redesignation of Shares (Ivy Growth
          with
                                        Income Fund--Class A) and
          Establishment and
                                        Designation of Additional Class
          (Ivy Growth
                                        with Income Fund--Class C) filed
          with Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (f)  Redesignation of Shares (Ivy
          Emerging Growth
                                        Fund--Class A, Ivy Growth
          Fund--Class A and
                                        Ivy International Fund--Class A)
          filed with
                                        Post-Effective Amendment No. 74 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (g)  Establishment and Designation of
          Additional
                                        Series (Ivy China Region Fund)
          filed with
                                        Post-Effective Amendment No. 74 to













                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (h)  Establishment and Designation of
          Additional
                                        Class (Ivy China Region Fund--Class
          B, Ivy
                                        Emerging Growth Fund--Class B, Ivy
          Growth
                                        Fund--Class B, Ivy Growth with
          Income Fund--
                                        Class B and Ivy International
          Fund--Class B)
                                        filed with Post-Effective Amendment
          No. 74
                                        for Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (i)  Establishment and Designation of
          Additional
                                        Class (Ivy International
          Fund--Class I) filed
                                        with Post-Effective Amendment No.
          74 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (j)  Establishment and Designation of
          Series and
                                        Classes (Ivy Latin American
          Strategy Fund--
                                        Class A and Class B, Ivy New
          Century Fund--
                                        Class A and Class B) filed with
          Post-
                                        Effective Amendment No. 75 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.























                                   (k)  Establishment and Designation of
          Series and
                                        Classes (Ivy International Bond
          Fund--Class A
                                        and Class B) filed with
          Post-Effective
                                        Amendment No. 76 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (l)  Establishment and Designation of
          Series and
                                        Classes (Ivy Bond Fund, Ivy Canada
          Fund, Ivy
                                        Global Fund, Ivy Short-Term U.S.
          Government
                                        Securities Fund (now known as Ivy
          Short-Term
                                        Bond Fund) -- Class A and Class B)
          filed with
                                        Post-Effective Amendment No. 77 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (m)  Redesignation of Ivy Short-Term
          U.S.
                                        Government Securities Fund as Ivy
          Short-Term
                                        Bond Fund filed with Post-Effective
          Amendment
                                        No. 81 to Registration Statement
          No. 2-17613
                                        and incorporated by reference
          herein.

                                   (n)  Redesignation of Shares (Ivy Money
          Market
                                        Fund--Class A and Ivy Money Market
          Fund--
                                        Class B) filed with this
          Post-Effective
                                        Amendment No. 84 to Registration
          Statement
                                        No. 2-17613.

                                   (o)  Form of Establishment and
          Designation of
                                        Additional Class (Ivy Bond
          Fund--Class C; Ivy
                                        Canada Fund--Class C; Ivy China
          Region Fund--












                                        Class C; Ivy Emerging Growth
          Fund--Class C;
                                        Ivy Global Fund--Class C; Ivy
          Growth Fund--
                                        Class C; Ivy Growth with Income
          Fund--Class
                                        C; Ivy International Fund--Class C;
          Ivy Latin
                                        America Strategy Fund--Class C; Ivy
                                        International Bond Fund--Class C;
          Ivy Money
                                        Market Fund--Class C; Ivy New
          Century Fund--
                                        Class C) filed with this
          Post-Effective
                                        Amendment No. 84 to Registration
          Statement
                                        No. 2-17613.

                              2.   By-Laws, as amended and filed with
          Post-Effective
                                   Amendment No. 48 to Registration
          Statement No. 2-
                                   17613 and incorporated by reference
          herein.

                              3.   Not Applicable

                              4.   (a)  Specimen Securities for Ivy Growth
          Fund, Ivy
                                        Growth with Income Fund, Ivy
          International
                                        Fund and Ivy Money Market Fund
          filed with
                                        Post-Effective Amendment No. 49 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.












                                   (b)  Specimen Security for Ivy Emerging
          Growth
                                        Fund filed with Post-Effective
          Amendment No.












                                        70 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (c)  Specimen Security for Ivy China
          Region Fund
                                        filed with Post-Effective Amendment
          No. 74 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (d)  Specimen Security for Ivy Latin
          American
                                        Strategy Fund filed with
          Post-Effective
                                        Amendment No. 75 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (e)  Specimen Security for Ivy New
          Century Fund
                                        filed with Post-Effective Amendment
          No. 75 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (f)  Specimen Security for Ivy
          International Bond
                                        Fund filed with Post-Effective
          Amendment No.
                                        76 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (g)  Specimen Securities for Ivy Bond
          Fund, Ivy
                                        Canada Fund, Ivy Global Fund, and
          Ivy Short-
                                        Term U.S. Government Securities
          Fund filed
                                        with Post-Effective Amendment No.
          77 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                              5.   (a)  Master Business Management and
          Investment
                                        Advisory Agreement between Ivy Fund
          and Ivy












                                        Management Inc. and Supplements for
          Ivy
                                        Growth Fund, Ivy Growth with Income
          Fund, Ivy
                                        International Fund and Ivy Money
          Market Fund
                                        filed with Post-Effective Amendment
          No. 68 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (b)  Subadvisory Contract by and among
          Ivy Fund,
                                        Ivy Management Inc. and Boston
          Overseas
                                        Investors, Inc. filed with
          Post-Effective
                                        Amendment No. 68 to Registration
          Statement
                                        No. 2-17613 and incorporated by the
          reference
                                        herein.

                                   (c)  Assignment Agreement relating to
          Subadvisory
                                        Contract filed with Post-Effective
          Amendment
                                        No. 74 to Registration Statement
          No. 2-17613
                                        and incorporated by reference
          herein.













                                   (d)  Business Management and Investment
          Advisory
                                        Agreement Supplement for Ivy
          Emerging Growth
                                        Fund filed with Post-Effective
          Amendment No.
                                        74 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.












                                   (e)  Business Management and Investment
          Advisory
                                        Agreement Supplement for Ivy China
          Region
                                        Fund filed with Post-Effective
          Amendment No.
                                        71 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (f)  Form of Business Management and
          Investment
                                        Advisory Supplement for Ivy Latin
          America
                                        Strategy Fund filed with
          Post-Effective
                                        Amendment No. 75 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (g)  Form of Business Management and
          Investment
                                        Advisory Agreement Supplement for
          Ivy New
                                        Century Fund filed with
          Post-Effective
                                        Amendment No. 75 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (h)  Form of Business Management and
          Investment
                                        Advisory Agreement Supplement for
          Ivy
                                        International Bond Fund filed with
          Post-
                                        Effective Amendment No. 76 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (i)  Business Management and Investment
          Advisory
                                        Agreement Supplement for Ivy Bond
          Fund, Ivy
                                        Global Fund and Ivy Short-Term U.S.
                                        Government Securities Fund filed
          with Post-













                                        Effective Amendment No. 81 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (j)  Master Business Management
          Agreement between
                                        Ivy Fund and Ivy Management Inc.
          filed with
                                        Post-Effective Amendment No. 81 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (k)  Form of Supplement to Master
          Business
                                        Agreement between Ivy Fund and Ivy
          Management
                                        Inc.--Ivy Canada Fund filed with
          Post-
                                        Effective Amendment No. 77 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.













                                   (l)  Form of Investment Advisory
          Agreement between
                                        Ivy Fund and Mackenzie Financial
          Corporation
                                        filed with Post-Effective Amendment
          No. 77 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                              6.   (a)  Dealer Agreement, as amended and
          filed with
                                        Post-Effective Amendment No. 70 to
                                        Registration Statement No. 2-17613
          and












                                        incorporated by reference herein.

                                   (b)  Amended and Restated Distribution
          Agreement
                                        filed with Post-Effective Amendment
          No. 73 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (c)  Amendment to Amended and Restated
                                        Distribution Agreement filed with
          Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613.

                                   (d)  Addendum to Amended and Restated
          Distribution
                                        Agreement (Ivy Money Market
          Fund--Class A and
                                        Ivy Money Market Fund--Class B)
          filed with
                                        this Post-Effective Amendment No.
          84 to
                                        Registration Statement No. 2-17613.

                                   (e)  Form of Addendum to Amended and
          Restated
                                        Distribution Agreement (Class C)
          filed with
                                        this Post-Effective Amendment No.
          84 to
                                        Registration Statement No. 2-17613.

                              7.   Not Applicable

                              8.   Custodian Agreement between Ivy Fund and
          Brown
                                   Brothers Harriman & Co. filed with
          Post-Effective
                                   Amendment No. 74 to Registration No.
          2-17613 and
                                   incorporated by reference herein.

                              9.   (a)  Master Administrative Services
          Agreement
                                        between Ivy Fund and Mackenzie
          Investment
                                        Management Inc. and Supplements for
          Ivy
                                        Growth Fund, Ivy Growth with Income
          Fund, Ivy













                                        International Fund and Ivy Money
          Market Fund
                                        filed with Post-Effective Amendment
          No. 68 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (b)  Addendum to Administrative Services
          Agreement
                                        Supplement for Ivy International
          Fund filed
                                        with Post-Effective Amendment No.
          74 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.













                                   (c)  Administrative Services Agreement
          Supplement
                                        for Ivy Emerging Growth Fund filed
          with Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (d)  Administrative Services Agreement
          Supplement
                                        for Ivy China Region Fund filed
          with Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (e)  Administrative Services Agreement
          Supplement
                                        for Class I Shares of Ivy
          International Fund












                                        filed with Post-Effective Amendment
          No. 74 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (f)  Master Fund Accounting Services
          Agreement
                                        between Ivy Fund and Mackenzie
          Investment
                                        Management Inc. and Supplements for
          Ivy
                                        Growth Fund, Ivy Emerging Growth
          Fund and Ivy
                                        Money Market Fund filed with
          Post-Effective
                                        Amendment No. 73 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (g)  Fund Accounting Services Agreement
          Supplement
                                        for Ivy Growth with Income Fund
          filed with
                                        Post-Effective Amendment No. 73 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (h)  Fund Accounting Services Agreement
          Supplement
                                        for Ivy China Region Fund filed
          with Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (i)  Transfer Agency and Shareholder
          Services
                                        Agreement between Ivy Fund and Ivy
          Management
                                        Inc. filed with Post-Effective
          Amendment No.
                                        71 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (j)  Addendum to Transfer Agency and
          Shareholder













                                        Services Agreement filed with
          Post-Effective
                                        Amendment No. 73 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (k)  Assignment Agreement relating to
          Transfer
                                        Agency and Shareholder Services
          Agreement
                                        filed with Post-Effective Amendment
          No. 74 to












                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (l)  Form of Administrative Services
          Agreement
                                        Supplement for Ivy Latin America
          Strategy
                                        Fund filed with Post-Effective
          Amendment No.
                                        75 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (m)  Form of Administrative Services
          Agreement
                                        Supplement for Ivy New Century Fund
          filed
                                        with Post-Effective Amendment No.
          75 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (n)  Form of Fund Accounting Services
          Agreement
                                        Supplement for Ivy Latin America
          Strategy












                                        Fund filed with Post-Effective
          Amendment No.
                                        75 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (o)  Form of Fund Accounting Services
          Agreement
                                        Supplement for Ivy New Century Fund
          filed
                                        with Post-Effective Amendment No.
          75 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (p)  Form of Administrative Services
          Agreement
                                        Supplement for Ivy International
          Bond Fund
                                        filed with Post-Effective Amendment
          No. 76 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (q)  Form of Fund Accounting Services
          Agreement
                                        Supplement for  International Bond
          Fund filed
                                        with Post-Effective Amendment No.
          76 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (r)  Addendum to Transfer Agency and
          Shareholder
                                        Services Agreement filed with
          Post-Effective
                                        Amendment No. 76 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (s)  Addendum to Transfer Agency and
          Shareholder
                                        Services Agreement filed with
          Post-Effective
                                        Amendment No. 77 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference












                                        herein.

                                   (t)  Administrative Services Agreement
          Supplement
                                        for Ivy Bond Fund, Ivy Global Fund
          and Ivy
                                        Short-Term U.S. Government
          Securities Fund












                                        filed with Post-Effective Amendment
          No. 81 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (u)  Fund Accounting Services Agreement
          Supplement
                                        for Ivy Bond Fund, Ivy Global Fund
          and Ivy
                                        Short-Term U.S. Government
          Securities Fund
                                        filed with Post-Effective Amendment
          No. 81 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (v)  Form of Administrative Services
          Agreement
                                        Supplement for Ivy Bond Fund, Ivy
          Canada
                                        Fund, Ivy China Region Fund, Ivy
          Emerging
                                        Growth Fund, Ivy Global Fund, Ivy
          Growth
                                        Fund, Ivy Growth with Income Fund,
          Ivy
                                        International Fund, Ivy
          International Bond
                                        Fund, Ivy Latin America Strategy
          Fund, Ivy
                                        Money Market Fund and Ivy New
          Century Fund












                                        filed with this Post-Effective
          Amendment No.
                                        84 to Registration Statement No.
          2-17613.

                                   (w)  Form of Addendum to Transfer Agency
          and
                                        Shareholder Services Agreement
          filed with
                                        this Post-Effective Amendment No.
          84 to
                                        Registration Statement No. 2-17613.

                              10.  Opinion and Consent of Dechert Price &
          Rhoads,
                                   filed herewith.

                              11.  Consent of Coopers & Lybrand L.L.P.,
          filed
                                   herewith.

                              12.  Reports of Coopers & Lybrand L.L.P.,
          filed
                                   herewith, and the following Financial
          Statements
                                   filed electronically on February 29,
          1996 and
                                   incorporated by reference herein:

                                   (a)  Annual Report to Shareholders of
          Ivy Bond
                                        Fund for the year ended December
          31, 1995

                                   (b)  Annual Report to Shareholders of
          Ivy Canada
                                        Fund for the year ended December
          31, 1995

                                   (c)  Annual Report to Shareholders of
          Ivy China
                                        Region Fund for the year ended
          December 31,
                                        1995

                                   (d)  Annual Report to Shareholders of
          Ivy Emerging
                                        Growth Fund for the year ended
          December 31,
                                        1995

                                   (e)  Annual Report to Shareholders of
          Ivy Global













                                        Fund for the year ended December
          31, 1995












                                   (f)  Annual Report to Shareholders of
          Ivy Growth
                                        Fund for the year ended December
          31, 1995

                                   (g)  Annual Report to Shareholders of
          Ivy Growth
                                        with Income Fund for the year ended
          December
                                        31, 1995

                                   (h)  Annual Report to Shareholders of
          Ivy
                                        International Fund for the year
          ended
                                        December 31, 1995

                                   (i)  Annual Report to Shareholders of
          Ivy Latin
                                        America Strategy Fund for the year
          ended
                                        December 31, 1995

                                   (j)  Annual Report to Shareholders of
          Ivy New
                                        Century Fund for the year ended
          December 31,
                                        1995

                              13.  Not applicable

                              14.  Not applicable

                              15.  (a)  Amended and Restated Distribution
          Plan for
                                        Class A shares of Ivy China Region
          Fund, Ivy
                                        Growth Fund, Ivy Growth with Income
          Fund, Ivy













                                        International Fund and Ivy Emerging
          Growth
                                        Fund filed with Post-Effective
          Amendment No.
                                        73 to Registration Statement No.
          2-17613 and
                                        incorporated by reference herein.

                                   (b)  Distribution Plan for Class B
          shares of Ivy
                                        China Region Fund, Ivy Growth Fund,
          Ivy
                                        Growth with Income Fund, Ivy
          International
                                        Fund and Ivy Emerging Growth Fund
          filed with
                                        Post-Effective Amendment No. 73 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (c)  Distribution Plan for Class C
          shares of Ivy
                                        Growth with Income Fund filed with
          Post-
                                        Effective Amendment No. 73 to
          Registration
                                        Statement No. 2-17613 and
          incorporated by
                                        reference herein.

                                   (d)  Form of Rule 12b-1 Related
          Agreement filed
                                        with Post-Effective Amendment No.
          73 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (e)  Supplement to Master Amended and
          Restated
                                        Distribution Plan for Ivy Fund
          Class A Shares
                                        filed with Post-Effective Amendment
          No. 76 to
























                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (f)  Supplement to Distribution Plan for
          Ivy Fund
                                        Class B Shares filed with
          Post-Effective
                                        Amendment No. 76 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (g)  Supplement to Master Amended and
          Restated
                                        Distribution Plan for Ivy Fund
          Class A Shares
                                        filed with Post-Effective Amendment
          No. 77 to
                                        Registration Statement No. 2-17613
          and
                                        incorporated by reference herein.

                                   (h)  Supplement to Distribution Plan for
          Ivy Fund
                                        Class B Shares filed with
          Post-Effective
                                        Amendment No. 77 to Registration
          Statement
                                        No. 2-17613 and incorporated by
          reference
                                        herein.

                                   (i)  Form of Supplement to Distribution
          Plan for
                                        Ivy Growth with Income Fund Class C
          Shares
                                        (Redesignation as Class D Shares)
          filed with
                                        this Post-Effective Amendment No.
          84 to
                                        Registration Statement No. 2-17613.

                              16.  Schedule of Computation of Standardized
                                   Performance Quotations filed with
          Post-Effective
                                   Amendment No. 71 to Registration
          Statement No. 2-
                                   17613 and incorporated by reference
          herein.












                              17.  Financial Data Schedule filed with this
          Post-
                                   Effective Amendment No. 84 to
          Registration
                                   Statement No. 2-17613.

                              18.  Plan adopted pursuant to Rule 18f-3
          under the
                                   Investment Company Act of 1940 filed
          with Post-
                                   Effective Amendment No. 83 to
          Registration
                                   Statement No. 2-17613 and incorporated
          by
                                   reference herein.

                    25. Persons Controlled by or Under Common Control with Registrant

                         -    Not applicable




















                    26. Number of Holders of Securities (the inception date for
                         Class C shares is April 30, 1996, and therefore there were no Class C shareholders of any of the Funds as of the date shown below).

                    Fund:               Date           Class     Record
          Holders

                    Ivy Bond Fund       1/31/96        Class A   5,319
                                                       Class B   195
                                                       Class I   -0-












                    Ivy Canada Fund     1/31/96        Class A   2,941
                                                       Class B   102

                    Ivy China Region    1/31/96        Class A   2,302
                                                       Class B   1,213

                    Ivy Emerging        1/31/96        Class A   3,800
                    Growth Fund                        Class B   1,718

                    Ivy Global Fund     1/31/96        Class A   1,518
                                                       Class B   378

                    Ivy Growth Fund     1/31/96        Class A   32,531
                                                       Class B   210

                    Ivy Growth with     1/31/96        Class A   5,156
                    Income Fund                        Class B   766
                                                       Class C*  90

                    Ivy International   1/31/96        Class A   16,002
                    Fund                               Class B   6,726
                                                       Class I   171

                    Ivy International   1/31/96        Class A   -0-
                    Bond Fund                          Class B   -0-

                    Ivy Latin America   1/31/96        Class A   262
                    Strategy Fund                      Class B   133

                    Ivy Money Market    1/31/96        Class A   2,578
                    Fund                               Class B   118

                    Ivy New Century     1/31/96        Class A   372
                    Fund                               Class B   133

                    Ivy Short-Term      1/31/96        Class A   280
                    Bond Fund                          Class B   6
                                                       Class I   -0-

                    *    Effective April 30, 1996, Class C shares of Ivy
          Growth with
                         Income Fund will be redesignated as "Ivy Growth with Income-
                         - Class D".
























                    27.  Indemnification

                         The information required by this item is
          incorporated by
                         reference to Item 27 of Part C of Post-Effective Amendment
                         No. 48 to Registrant's Registration Statement on Form N-1A
                         under the Securities Act of 1933 (File No.
          2-17613).
                         Mackenzie Investment Management Inc. ("Mackenzie")
          has
                         agreed to indemnify certain disinterested Trustees
          of the
                         Fund for legal fees and court costs, not exceeding $250,000 in the aggregate, except to the extent that indemnification is otherwise provided by the Fund or such fees or costs are covered by insurance. Mackenzie is not obligated to
                         indemnify any such Trustee if he is finally adjudicated by the SEC or any court to have acted in bad faith or with
                         gross negligence or willful misconduct with respect to any
                         Board action in connection with Mackenzie's purchase of all of the outstanding capital stock of Ivy
          Management, Inc.
                         Mackenzie has also agreed to indemnify the selling shareholders, consisting of William M. Watson and a company
                         controlled by Michael R. Peers (Trustees and
          Officers of Ivy
                         Fund), against a variety of matters with respect to the sale of such stock to Mackenzie.

                    28.  Business and Other Connections of Investment
          Adviser

                         Information Regarding Adviser and Subadviser Under Advisory
                         Arrangements. Reference is made to the Form ADV of each of
                         Ivy Management, Inc., the adviser to the Trust, Mackenzie
                         Financial Corporation, the adviser to Ivy Canada Fund, and












                         Northern Cross Investments Limited (the successor to Boston
                         Overseas Investors, Inc.), the subadviser to Ivy International Fund.

                         The list required by this Item 28 of officers and directors of Ivy Management, Inc. and Northern Cross
          Investments
                         Limited, together with information as to any other business profession, vocation or employment of a
          substantial nature
                         engaged in by such officers and directors during the past
                         two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

                    29.  Principal Underwriters

                         (a)  Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI"), Via
                              Mizner Financial Plaza, 700 South Federal
          Highway,
                              Suite 300, Boca Raton, Florida 33432,
          Registrant's
                              distributor, is a subsidiary of Mackenzie
          Investment
                              Management Inc. ("MIMI"), Via Mizner
          Financial Plaza,
                              700 South Federal Highway, Suite 300, Boca
          Raton,
                              Florida 33432. MIFDI also serves as the distributor
                              for Mackenzie Series Trust. MIFDI is the successor to
                              MIMI's distribution activities.














                         (b) The information required by this Item 29 regarding each director, officer or partner of MIFDI is incorporated
                              by reference to Schedule A of Form BD filed by MIFDI
                              pursuant to the Securities Exchange Act of 1934.

                         (c)  Not applicable

                    30.  Location of Accounts and Records

                         The information required by this item is incorporated by
                         reference to Item 7 of Part II of Post-Effective Amendment
                         No. 46 to Registrant's Registration Statement on Form N-1A
                         under the Securities Act of 1933 (File No.
          2-17613).

                    31.  Not applicable

                    32.  Undertakings

                         (a)  Not applicable

                         (b)  Not applicable

                         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of
          Registrant's
                              latest annual report to shareholders, upon request and
                              without charge.

























































                                                          SIGNATURES

                                   Pursuant to the requirements of the
          Securities Act
                    of 1933
                              and the Investment Company Act of 1940, the Registrant
                    has duly
                              caused this Post-Effective Amendment No. 84 to its
                    Registration
                              Statement to be signed on its behalf by the
                    undersigned,
                              thereunto duly authorized, in the City of Boston, and
                              Commonwealth of Massachusetts, on the 1st day of March,
                    1996.

                                                                      IVY
          FUND


                                                                      By:
          MICHAEL G.
                    LANDRY*

          President












                              *By: JOSEPH R. FLEMING
                                   Attorney-in-fact

                                   Pursuant to the requirements of the
          Securities Act
                    of 1933,
                              this Post-Effective Amendment No. 84 to the
                    Registration
                              Statement has been signed below by the
          following
                    persons in the
                              capacities and on the dates indicated.

                              SIGNATURES                    TITLE

                    DATE

                              MICHAEL G. LANDRY*            Trustee and

                    3/1/96
                                                            President
          (Chief
                                                            Executive
          Officer)

                              JOHN S. ANDEREGG, JR.*        Trustee

                    3/1/96

                              PAUL H. BROYHILL*             Trustee

                    3/1/96

                              STANLEY CHANNICK*             Trustee

                    3/1/96













                              FRANK W. DEFRIECE, JR.*       Trustee

                    3/1/96














                              ROY J. GLAUBER*               Trustee

                    3/1/96

                              MICHAEL R. PEERS*             Trustee and
          Chairman
                    3/1/96
                                                            of the Board

                              JOSEPH G. ROSENTHAL*          Trustee

                    3/1/96

                              RICHARD N. SILVERMAN*         Trustee

                    3/1/96

                              J. BRENDAN SWAN*              Trustee

                    3/1/96

                              C. WILLIAM FERRIS*            Treasurer
          (Chief
                    3/1/96
                                                            Financial
          Officer)


                              *By: JOSEPH R. FLEMING
                                   Attorney-in-fact













                              *    Executed pursuant to powers of attorney
          filed with
                    Post-
                                   Effective Amendments Nos. 69, 73, 74 and
          84 to
                    Registration
                                   Statement No. 2-17613.


















































































































                                            POWER OF ATTORNEY


                    KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned
                    constitutes and appoints each of Joseph R. Fleming, Sheldon A.
                    Jones and Allan S. Mostoff his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any
                    and all Registration Statements on Form N-1A applicable to Ivy
                    Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and
                    necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

                    IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 23rd day of February, 1996.


                    Signature                     Title



                    STANLEY CHANNICK              Trustee
                    Stanley Channick















































                                            POWER OF ATTORNEY


                    KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned
                    constitutes and appoints each of Joseph R. Fleming, Sheldon A.
                    Jones and Allan S. Mostoff his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any
                    and all Registration Statements on Form N-1A applicable to Ivy
                    Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and
                    necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

                    IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 23rd day of February, 1996.


                    Signature                     Title



                    ROY J. GLAUBER                Trustee
                    Roy J. Glauber













































                                              EXHIBIT INDEX

                    1(n)      Redesignation of Shares (Ivy Money Market
          Fund--Class A
                              and Ivy Money Market Fund--Class B)

                    1(o)      Form of Establishment and Designation of
          Additional
                              Class (Ivy Bond Fund--Class C; Ivy Canada
          Fund--Class
                              C; Ivy China Region Fund--Class C; Ivy
          Emerging Growth
                              Fund--Class C; Ivy Global Fund--Class C; Ivy
          Growth
                              Fund--Class C; Ivy Growth with Income
          Fund--Class C;
                              Ivy International Fund--Class C; Ivy Latin
          America
                              Strategy Fund--Class C; Ivy International
          Bond Fund--
                              Class C; Ivy Money Market Fund--Class C; Ivy
          New
                              Century Fund--Class C)

                    6(d)      Addendum to Amended and Restated Distribution
          Agreement












                              (Ivy Money Market Fund--Class A and Ivy Money
          Market
                              Fund--Class B)

                    6(e)      Form of Addendum to Amended and Restated
          Distribution
                              Agreement (Class C)

                    9(v)      Form of Administrative Services Agreement
          Supplement
                              for Ivy Bond Fund, Ivy Canada Fund, Ivy China
          Region
                              Fund, Ivy Emerging Growth Fund, Ivy Global
          Fund, Ivy
                              Growth Fund, Ivy Growth with Income Fund, Ivy
                              International Fund, Ivy International Bond
          Fund, Ivy
                              Latin America Strategy Fund, Ivy Money Market
          Fund and
                              Ivy New Century Fund

                    9(w)      Form of Addendum to Transfer Agency and
          Shareholder
                              Services Agreement

                    10        Opinion and Consent of Dechert Price & Rhoads

                    11        Consent of Coopers & Lybrand L.L.P.

                    12        Reports of Coopers & Lybrand L.L.P. relating
          to the
                              Financial Statements and Financial Highlights
          included
                              in the December 31, 1995 Annual Reports to
          Shareholders
                              of Ivy Bond Fund, Ivy Canada Fund, Ivy China
          Region
                              Fund, Ivy Emerging Growth Fund, Ivy Global
          Fund, Ivy
                              Growth Fund, Ivy Growth with Income Fund, Ivy
                              International Fund, Ivy Latin America
          Strategy Fund and
                              Ivy New Century Fund

                    15(i)     Form of Supplement to Distribution Plan for
          Ivy Growth
                              with Income Fund Class C Shares
          (Redesignation as Class
                              D Shares)

                    17        Financial Data Schedule